CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.8

Buyer Loan #	Servicer/Review	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
433242469	XXXX 24M PHCH	9/1/2020	3/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	WV	XXXX	Foreclosure	BORROWER CONTACT: Borrower is deceased, death certificate and letter of administration received X/X/XXXX, information provided was not complete and additional information requested on X/X/XXXX. Limited communications with heir as all necessary information relating to estate not provided. XX/X/XXXX heir, who had been making payments was unemployed. X/XX/XXXX heir called to make payment, was advised loan in foreclosure and would need to reinstate.

REASON FOR DEFAULT: Borrower is deceased

FORECLOSURE: Loan approved for foreclosure referral on X/XX/XXXX. Referred to XXXX on X/XX/XXXX. First legal has not been filed due to missing assignment.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243327	XXXX 24M PHCH	11/1/2020	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Foreclosure	BORROWER CONTACT: Borrower was current until X/XXXX. No contact with borrower until X/X/XXXX when call disconnected without getting any information. On X/XX/XXXX borrower said RFD due to being a self employed contractor, client doesn't always pay. Discussed mod in X/XXXX but no workout started and no further contact. Loan referred to FC XX/X/XXXX. Borrower called XX/XX/XXXX, RFD was curtailment of income, still not getting paid as a contractor. Workout started but only approved option was repayment plan. FB plan discussed X/XX/XXXX and FC on forbearance hold. Borrower made a couple of FB pmts but nothing since X/XX/XXXX. Borrower broke a promise made on X/X/XXXX to pay on X/X/XXXX. No contact since then.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: Referred to FC XX/X/XXXX, delay in filing first legal due to missing assignment. FC has been on loss mit hold, XXXX hold and is currently on FB hold. First payment of forbearance due X/XX/XXXX; unable to confirm remaining details of FB plan.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. Property located in XXXX disaster area in X/XXXX but no indication that the property was impacted or that a claim has been filed.

431958315	XXXX 24M PHCH	12/1/2020	3/15/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Foreclosure	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask for details on reinstating the loan and said would call back when sent. The notes indicate the borrower has been working with their state on an assistance program since X/XXXX but no updates on the status were found. The borrower requested assistance due to XXXX impact in X/XXXX but no workout options were offered. The notes reflect two deferrals in the last XX months, the first in XX/XXXX deferring four payments and the second in X/XXXX, X/XXXX, and X/XXXX deferring one payment for each of those months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to tenants stopped paying due to XXXX due to losing their job, but had just started paying again. Hardship appears to be ongoing based on the present loan status and requested state assistance.

FORECLOSURE: The loan was referred to foreclosure on X/XX/XXXX. No further updates on the foreclosure since the referral.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243659	XXXX 24M PHCH	10/27/2019	3/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Foreclosure	BORROWER CONTACT: Borrower has been delinquent since at least XXXX. No contact with borrower. Demand sent X/XX/XXXX. Referred to FC X/XX/XXXX. Borrower called after FC was served, verified property is owner occupied, RFD Excessive obligations, no details. Workout opened and FC put on Loss Mit hold. During another call on XX/XX/XXXX borrower said RFD was funds were mismanaged, said he can manage the monthly payment going forward. Borrower was sent a FB agreement on X/X/XXXX for a XX month repayment plan, made two pmts in X/XXXX and two in X/XXXX but nothing since. FB hold was removed X/X/XXXX and FC resumed. No further contact with borrower.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: File referred to FC X/XX/XXXX. Title review came back with unreleased prior mortgage from XXXX. Title claim filed with title company and acknowledge X/XX/XXXX. Issue resolved, title curative letter received X/X/XXXX. FC put on hold X/XX/XXXX due to XXXX. Hold removed in XX/XXXX. Complaint filed in XX/XXXX. Borrower finally contacted the servicer on XX/XX/XXXX when service was completed. Borrower agreed to FB/repayment plan, defaulted and FB hold ended on X/X/XXXX, FC has resumed and is now active.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.
432582680	XXXX 24M PHCH Gap	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Other	BORROWER CONTACT: There is little borrower contact last X years due to BK, no hardship or financials provided. Account is XXXX delinquent in the last XX months with occasional contact for phone payment. Last contact X/XX/XXXX inquiry about billing statement. Most recent reinstatement of X payments was made XXXX XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed XX/X/XXXX, XX-month plan confirmed X/X/XXXX. Court ordered loss mitigation XXXX XXXX and approved mod XXXX XXXX with borrower to make ongoing payments.

PROPERTY: Property is owner occupied. No property issues noted.

OTHER: Mod P&I does not match Current P&I, possibly due to BK reconciliation and curtailment posted prior to mod booking.
433242786	XXXX 24M PHCH	5/30/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Other	BORROWER CONTACT: Only contact was with co-borrower in X/XXXX when she set up auto-draft payments. Co-borrower also mentioned a dispute with neighbor, who was claiming part of the borrowers property belonged to them, borrower stated they would take their deed and go to court, no details on outcome. Servicer has sent "matured loan" notices in X/XXXX, X/XXXX, X/XXXX and X/XXXX.

REASON FOR DEFAULT: No default.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Loan has matured.
433243847	XXXX 24M PHCH	5/10/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Other	BORROWER CONTACT: Loan matured in XXXX. Monthly funds are first applied to suspense, then applied to P&I and escrow. Borrower verified payment receipt in X/XXXX, and confirmed she didn't want to do anything about the maturity date, just make regular monthly payments of $X,XXX. Borrower verified payment intentions in X/XXXX, and gave a promise to pay in X/XXXX. No further contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Loan is matured.

432583939	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Other - Servicing	BORROWER CONTACT: Contact history begins X/XXXX. No payments applied in X/XXXX and X/XXXX. Borrower called in on X/X/XX stating that she has X different loans with the servicer and sent X payment on X/XX/XX with X different coupons. A XX day letter was sent on X/XX/XX. Borrower called in again on X/XX/XX stating that loan should not have been due for X months because she sent in the payment but was not applied to the loan and always sends in mortgage payments for X loans in one check which pays for all the accounts and had never had issues before, but the past X months payments have not been applied correctly. It was identified in X/XXXX that the check was misapplied to a couple accounts; misapplication reversals and reapplication of payments completed on X/XX/XX. Borrower was advised on X/XX/XX the corrections were completed and the negative credit reporting would also be corrected (confirmed complete on X/XX/XX) and the fees and property inspection charges would also be corrected and that the agent would also be sending a letter to the office of the president for an apology letter. Last contact was on XX/X/XX, borrower called wanting to make a payment, agent advised unable to take payment until loan was fully transferred to new servicer. Loan is current.

REASON FOR DEFAULT: Servicing issue - funds in X/XXXX and X/XXXX intended for this loan were applied to X different loans in error.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as non-owner occupied in X/XXXX.

OTHER-SERVICING: Borrower payment refused due to recent transfer.

433244261	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Other - Servicing	BORROWER CONTACT: XXXX XXXX delinquency was due to payment made $X.XX short in error and was not corrected until XXXX XXXX. Account was then performing with no contact prior to request for XXXX assistance in XXXX XXXX due to work furlough. Timely payments have resumed since XXXX XXXX with no further contact since X/X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

OTHER-SERVICING: Payment in X/XXXX was $X.XX short, servicer refused to apply until borrower paid the missing amount.

433244454	XXXX 24M PHCH	5/15/2021	4/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	IA	XXXX	Other - Servicing	BORROWER CONTACT: First contact was X/X/XXXX, ATP called to pay the amount required for a due date change to the XXth of the month. Cash task submitted for due date change was rejected due to servicer not receiving the request form, borrower was advised of same on X/X/XXXX. Comments reflect the form being received in X/XXXX, however, request was ignored. In X/XXXX, borrower asked again about the due date change, with another confirmation that both the form and the payment were received, however, the request was again ignored. In XX/XXXX, the request was finally processed, after borrower made the required per diem payment (in addition to the one made in X/XXXX). Payments reversed back to X/XXXX and reapplied with new due date. XX/XX/XXXX entry states received will, but not necessary documentation as to successor due to courts being closed due to XXXX. Appears heirs are being proactive to resolve the estate, but delays due to XXXX. Last contact was X/XX/XXXX about documentation still required.

REASON FOR DEFAULT: Death of borrower.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431550216	XXXX 24M PHCH	12/1/2020	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Other - Servicing	BORROWER CONTACT: Borrower has paid sporadically for the past XX months. First contact with borrower was in X/XXXX. Borrower said that a repayment plan he had agreed to in the past was more than he could afford. Subject is investment property but says property was vacant. Borrower was granted a five month deferral in X/XXXX and the agreement sent out but borrower didn't return it until XX/XXXX when due date advanced from X/X/XXXX to XX/X/XXXX. No payments, no contact from X/XXXX until X/XX/XXXX when borrower called about a workout he'd submitted on X/XX/XXXX, eight months earlier. Rep found nothing in the system, advised borrower to submit new RMA and on X/XX/XXXX borrower was sent the incomplete pkg letter. Pkg completed XX/XX/XXXX and mod denied XX/XX/XXXX. Borrower disputed the decision XX/XX/XXXX. On XX/XX/XXXX borrower gave RFD inability to rent. Borrower called X/XX/XXXX and was advised of the cure amount, borrower stated they would send in the amount ($XX,XXX.XX). Borrower called back the same day, to schedule the RI payment for X/XX/XXXX, borrower advised the funds should be applied to P&I only, to bring account current. Borrower believed it would be enough to bring his account due for X/XXXX. However payments were applied as the full, contractual amount, including the escrow portion of the payment. A reversal and reapplication was completed on X/X/XXXX, with the intention of correcting the issue, however, payments were reapplied to PITI again, so loan was paid through XX/XXXX. Borrower still believed it should have paid the loan to X/X/XXXX. This issue doesn't appear to have been reviewed again and the borrower is referred to FC on X/XX/XXXX. He called on X/XX/XXXX and the comments state that the cash correction was submitted but it was not reapplied correctly, rep resubmitted the cash correction. On X/X/XXXX he called again wanting to make a payment but no corrections have been made and at that point he said he was sending a letter. Dispute letter submitted in X/XXXX, currently under review.

REASON FOR DEFAULT: Unable to rent investment property

FORECLOSURE: Referred to FC X/XX/XXXX but no steps completed.

BANKRUPTCY: No BK activity

PROPERTY: Vacant investment property.

SERVICING: Unresolved payment dispute
432582719	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Other - Servicing	BORROWER CONTACT: Co-borrower asked about a prior modification and billing statement information in X/XXXX, and submitted a credit reporting dispute in X/XXXX, no further contact prior to transfer X/XXXX. Co-borrower asked about a payment increase in X/XXXX due to an escrow shortage, and requested XXXX assistance. Deferral paid loan ahead to XXXX XXXX, forbearance extension approved due to continued unemployment. Co-borrower inquired about mod XX/XXXX, but received assistance from family and fully reinstated the account. Partial application submitted X/X/XXXX, but account remains current and borrower has been unresponsive to request for additional documents.

REASON FOR DEFAULT: XXXX, co-borrower not working, borrower had reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition

OTHER: Unable to determine why the current P&I payment of $XXXX.XX doesn't match the modification P&I payment of $XXXX.XX.
432582396	XXXX 24M PHCH Gap	4/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Other - Title Critical	BORROWER CONTACT: Documents show the borrower received prior loan mods in XXXX, XXXX, XXXX and XXXX. Loan is XX+ days delinquent since the BK discharge with ongoing borrower contact, promise to pay not kept to make XXXX payment by X/XX/XXXX due to borrower paid other bills. Last contact X/XX/XXXX, promise set to pay on X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment and excessive obligations

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed X/XX/XXXX and discharged XX/XX/XXXX

PROPERTY: Property is owner occupied with no issues noted

TITLE: Title report reflects a Certificate of Delinquency for sold taxes in XXXX iao $X,XXX.XX.

433244397	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Other - Title Critical	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower completed the online XXXX questionnaire and stated they are impacted but have the ability to make payments, no workout was offered. There has been limited contact with borrower. Contact indicate either borrower calls in to make a payment over the phone or calls in to discuss access via website; nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

TITLE: The subject mortgage is a XXXX XXXX of two prior mortgages: X) XXXX iao $XXk, (standalone first lien); X) XXXX iao $XXX,XXX.XX (consolidation of XXXX lien). The original XXXX review in XXXX was based on seller data of an original balance of $XXXX with a XXXX origination. The servicer data reflects a XXXX mortgage which has been released. We are unable to determine why current servicer has changed the origination details to reflect the XXXX mortgage. In addition, the unrecorded mod in the servicing file has the XXXX mortgage details.

433244765	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a website password reset in X/XXXX, and reported a XXXX impact through the website in X/XXXX. Servicer granted a X-month deferral, but only deferred the X/XXXX payment as borrower began paying in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: XXXX impact-details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/X/XXXX, chapter X, dismissed X/XX/XXXX

PROPERTY: Owner occupied
433243683	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of step rate change.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property was noted as located in California disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
433242186	XXXX 24M PHCH	5/10/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. Has been offered ACH payments but has declined. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242297	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in on X/X/XX to schedule a payment. Escrow deficiency notification and escrow analysis statement were sent in X/XXXX. Annual PMI disclosure letter was sent in X/XXXX. Last contact was in X/XXXX, borrower called in to set up ACH for the XXth of the month.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584599	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX after her online payments were not deducted from her account. Borrower declined payment assistance in XX/XXXX, but accepted a servicer-solicited trial mod plan in XX/XXXX. A modification was completed in X/XXXX. Borrower requested a copy of the note and a payoff statement in X/XXXX, and asked about late fees on the account in X/XXXX.

REASON FOR DEFAULT: Borrower and family illness

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied. Borrower filed an insurance claim for hail damage on DOL X/XX/XXXX. Claim was not monitored, and a local branch endorsed the insurance checks in X/XXXX and in X/XXXX.

TITLE: In XX/XXXX, a title search pulled for modification reported three federal tax liens totaling $XX,XXX, yet servicer noted title was clear. Unable to verify title status. XXXX title report reflects FTL's, they are jr to subject.
432584898	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX to reinstate the account. Borrower made a phone payment for the following month in X/XXXX. Loan transferred servicing in X/XXXX, and borrower set up auto-draft payments to begin in X/XXXX. Borrower also verified insurance premiums were disbursed in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XX/XXXX, chapter X. MFR filed XX/XX/XXXX. MFR was denied without prejudice, as motion didn't comply with local rules. Case was discharged X/XX/XXXX.

PROPERTY: Owner occupied
433245101	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay each month between X/XXXX and X/XXXX, and made a phone payment in X/XXXX. Borrower called about a late charge in X/XXXX, and set up auto-draft payments in X/XXXX. Borrower asked about the escrow account in XX/XXXX, and verified payment receipt in X/XXXX. Last contact was in X/XXXX regarding an increase in taxes.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433243484	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account. No further details were noted. The borrower appears to be cooperative during noted conversations. The account is set up on ACH payments. The loan was modified X/XXXX after successfully completing a trial period plan offered in XX/XXXX. Aside from a brief delinquency in X/XXXX, the loan has remained current for the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584620	XXXX 36M PHCH	5/15/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact, no hardship is noted. Last contact X/XX/XXXX inquiry about prepayment penalty.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245070	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Borrower requested waiver of late fees XXXX XXXX and XXXX XXXX due to XXXX excessive obligations, last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244999	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243767	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate borrower and servicer set up a X month repayment plan with first payment due X/X/XXXX in the amount of $XXX. Plan was kept and no further assistance requested. Last contact XX/X/XXXX borrower wanted to confirm if extra funds were paid it would go to principal reduction; servicer advised yes.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
432584550	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout an unemployment forbearance with reduced payments of $XXX/mo through XXXX XXXX. Plan was extended to XXXX XXXX due to continued unemployment. Borrower requested a mod review at expiration and complete a flex mod trial XXXX XXXX - XXXX XXXX, financials not required. Borrower has paid timely post-mod with occasional contact for phone payment. Last contact X/XX/XXXX to confirm payment received.

REASON FOR DEFAULT: XXXX RFD: unemployment. XXXX RFD: income curtailment, details not provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied, no property issues noted.

433244287	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in X/XXXX. Borrower stated on X/XX/XX that it was not his problem that he had not made the payment because he did not receive the billing statement, borrower was advised that he can view statements online, borrower insisted the statements be mailed. Demand notice was sent on X/XX/XX. Borrower called in X/XX/XX to schedule a payment to bring the loan current. Escrow analysis was sent in X/XXXX. Last contact was in XX/XXXX, borrower called in with 3rd party XXXX who wanted to know why the monthly payment went up and was advised that the insurance increased causing the monthly payment to increase also. Loan is current.

REASON FOR DEFAULT: Billing statement not received.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244437	XXXX 24M PHCH	5/28/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX and is XXXX delinquent in the last XX months, most recent reinstatement XXXX XXXX. Borrower has been unresponsive to collection efforts, no hardship has been provided in the occasional contact for phone payment. Last contact XX/X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585529	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved Mod workout X/X/XXXX. Borrower hardship noted X/XX/XXXX due to excessive obligations; car repairs. Borrower inquired about copy of Mod X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called to cancel ACH payments X/XX/XXXX. Borrower stated X/XX/XXXX had medical expenses; servicer reviewed for X-month repayment plan with payments of $X,XXX.XX starting XX/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower confirmed online payment X/XX/XXXX. Borrower requested online assistance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585524	XXXX 24M PHCH	6/1/2021	4/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX; borrower employed as XXXX and pay is inconsistent. Borrower hardship restated XX/XX/XXXX. Skip trace efforts noted X/XX/XXXX. Borrower inquired about service transfer X/XX/XXXX. Borrower inquired about insurance cancellation letter X/X/XXXX. Borrower inquired about refinance options X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/X/XXXX for $XX,XXX.XX due to hail damage; date of loss X/X/XXXX. Funds endorsed and released to borrower. XXXX disaster area noted X/XX/XXXX.
433242371	XXXX 24M PHCH	5/19/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in on XX/XX/XX to make changes to scheduled EzPay. Last contact was on X/XX/XX, borrower called to inquire about the letter she received regarding the homeowner's insurance and was advised that the insurance was paid on XX/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584913	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse gave a promise to reinstate in X/XXXX and in X/XXXX, and was waiting on XXXX funds. Borrower reinstated in XX/XXXX, and made a phone payment in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower had reduced work hours, borrower illness, excessive obligations

FORECLOSURE: Referred X/X/XXXX. First legal date unknown, judgment granted X/XX/XXXX. Pre-sale redemption expired X/XX/XXXX. Sale was scheduled for XX/X/XXXX, but borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432582641	XXXX 24M PHCH	6/7/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX, RFD curtailment of income. Servicer returned funds in the amount of $XXX.XX to borrower on XX/XX/XXX as insufficient to reinstate. X/X/XXXX borrower requested loss mitigation package, no RFD, reinstate funds received on X/XX/XXXX. Unable to determine source of funds. Last contact on X/XX/XXXX was with authorized 3rd party correcting mailing address and assistance with website. Very little contact with borrower.

REASON FOR DEFAULT: No RFD since X/X/XXXX, which was curtailment of income with no details.

 FORECLOSURE: Referred to foreclosure X/XX/XXXX. Complaint filed X/XX/XXXX. Foreclosure dismissed when reinstatement funds were received.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244745	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. 3rd party called to confirm payment X/XX/XXXX. Co-borrower stated XX/XX/XXXX would make payment before grace period ends. 3rd party inquired about current UPB X/XX/XXXX. 3rd party inquired how to add to loan in case of death of borrower XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244761	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The notes also reflect a request for a partial release in X/XXXX but the request was denied in X/XXXX. No details were noted regarding why the partial release was requested. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to their pay period, timing of paychecks. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244203	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts until borrower gave a promise to pay online in XX/XXXX. Borrower also made a promise to pay in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244676	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242874	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433241905	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking about their ARM change.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585093	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was working on a reverse mortgage option in X/XXXX, and declined payment assistance. Borrower gave a promise to pay in X/XXXX, and was hoping to close on the reverse mortgage that month. Borrower scheduled two phone payments in XX/XXXX, and also paid by phone in XX/XXXX. Borrower requested payment assistance in XX/XXXX, and completed a verbal financial review. Servicer approved a trial mod plan in X/XXXX. Borrower made the final trial payment by phone pay in X/XXXX, and the modification was completed in X/XXXX. Borrower also set up auto-draft payments in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment, borrower is retired and on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433245151	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for phone payment or website assistance, no hardship is noted. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242459	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of amount due advised of late fee waiver, HUD and loss mit meeting, borrower scheduled EZ pay and agreed to set up ACH.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in California XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.

432584531	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and discussed an upcoming payment change in XX/XXXX. Borrower applied for assistance, and servicer approved a trial mod plan in XX/XXXX. Borrower made two trial payments by phone in X/XXXX, and made the final payment by phone in X/XXXX. No further contact. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment, borrower pay is inconsistent (works as a XXXX spouse was laid off but started working again in X/XXXX

FORECLOSURE: Referred XX/XX/XXXX, then placed on loss mit hold that month. Modification was completed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585132	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unemployed in X/XXXX, and servicer approved a X-month special forbearance plan. Borrower was still unemployed in X/XXXX, and made monthly phone payments between X/XXXX and XX/XXXX. Borrower found employment with a credit union in XX/XXXX, and servicer approved a trial mod plan that month. Borrower accepted the plan offer in XX/XXXX, and made a phone payment. Borrower made the final trial payment by phone in X/XXXX, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX; borrower verified servicing transfer that month, but loan had not fully boarded at the time. No further contact.

REASON FOR DEFAULT: Borrower lost full-time employment in XXXX, then had multiple part-time jobs through XXXX while he was in school; depleted savings account

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245048	XXXX 24M PHCH	5/25/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called and stated no longer in BK, servicer asked him to send proof. X/XX/XXXX borrower inquired about XXXX assistance, no RFD. X/XX/XXXX RFD was curtailment of income.

REASON FOR DEFAULT: Borrower active BK until X/X/XXXX. RFD on X/XX/XXXX was curtailment of income, no details.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: BKXX filed XX/XX/XXXX. POC filed X/XX/XXXX. BK was discharged X/X/XXXX

PROPERTY: No evidence of property damage.

433241967	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, Borrower called to schedule payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in California XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damages noted. No other property issues noted.
433244081	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive of $XK and $XK applied as principal curtailment payments on XX/XX/XXXX and XX/XX/XXXX respectively. Borrower indicated interest in refinancing loan in XX/XXXX, was advised Servicer doesn't refinance. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about options to reduce loan and get funds for house repairs. Borrower was concerned about roof damage from normal wear and tear and stated was not covered by insurance. Borrower was advised to reach out to Lender of choice to refinance.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585166	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a repay plan in X/XXXX, but borrower declined as not affordable due to active hardship. Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. Borrower made another phone payment in XX/XXXX. Servicer solicited a X-month trial mod plan in XX/XXXX, and borrower accepted the plan. Borrower confirmed the plan status in X/XXXX, and requested a notary referral in X/XXXX. Borrower also notified servicer of a change in her legal name, and servicer sent new mod documents with the correct signature information in X/XXXX. Borrower verified a mailed payment in X/XXXX, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX; borrower verified new servicer info that month. No further contact.

REASON FOR DEFAULT: Additional expenses from a family death, paying for her mother's estate and utilities

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242249	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts until borrower gave a promise to pay online in X/XXXX. No further contact. Dialer attempts continued through X/XXXX. Borrower reported a XXXX impact through the website in X/XXXX, but also confirmed ability to pay. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243611	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact noted was on XX/XX/XXXX borrower called in wanting to know why they received a relationship manager letter, servicer advised to disregard. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244327	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment and set up ACH, ACH setup was completed and payment accepted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243922	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired tax form X/XX/XXXX. Borrower inquired about insurance information X/XX/XXXX; payment history. Borrower requested tax document X/X/XXXX. Borrower provided authorization X/X/XXXX; reviewed tax statement.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241936	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact, no hardship is noted. Borrower added spouse as authorized contact XX/XX/XXXX. Last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX filed X/XX/XXXX was discharged XX/XX/XXXX with reaffirmation.

PROPERTY: Occupancy is unknown. No property issues noted.

433244730	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX Borrower agrees to a verbal repayment plan, no RFD is given. XX/XXXX Plan is completed. No further loss mit activity was noted. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX with payment arrangements being made.

REASON FOR DEFAULT: XX/XXXX waiting on SSI.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584689	XXXX 36M PHCH	5/15/2021	4/14/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years. Servicer was advised of death of borrower X/XX/XXXX, son advised in XXXX XXXX that he was awarded property as successor trustee of revocable living trust, servicer advised of trust and estate documents required to confirm SII status. No further action has been taken for SII, last contact XX/XX/XXXX from a co-trustee with unspecified account inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Current occupancy is unverified. No property issues noted.

433243224	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower asked about a payment increase in X/XXXX, and requested a website password reset in X/XXXX. Borrower authorized a third party on the account in X/XXXX, and reported a XXXX hardship through the website in X/XXXX. Servicer completed a two-month deferral. Borrower made a phone payment in X/XXXX, and declined further forbearance assistance in X/XXXX. Borrower confirmed account status in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245114	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was delinquent a few times in XXXX. On XX/X/XXXX RFD was death in the family. Contact with borrower since then has been administrative. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Family death

FORECLOSURE: No FC activity

BANKRUPTCY: BKX filed in X/XXXX, dismissed X/XXXX due to failure to file required documents.

PROPERTY: Borrower verified owner occupied

433242162	XXXX 24M PHCH	5/13/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was paying current when they filed BKXX in X/XXXX and have remained current since filing. Contact with borrower is generally to make payments or check other loan related items. Borrower missed the X/XXXX payment, called X/X/XXXX but no RFD captured. Last contact was X/X/XXXX to inquire why payment had increased (escrow element increased). No RFD captured, loan remains current and BK remains active.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in X/XXXX. Amended POC filed in X/XXXX for total amount due. BK remains active.

PROPERTY: Owner occupied

433243397	XXXX 24M PHCH	5/19/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to discuss loan. Last contact was X/XX/XXXX, calling to change auto draft date and sent proof that she paid the taxes.

REASON FOR DEFAULT: No RFD provided, current loan.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: BKXX, Discharged X/XX/XXXX.

PROPERTY: No evidence of property damage

433244159	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower is deceased, death certificate was received on X/X/XX (date of death not available), successor in interest (SII) is XXXX. Unauthorized 3rd party XXXX called in X/XXXX and was advised unable to discuss the account with her and to send in documentation showing SII. Grant deed was received in X/XXXX however, deed is dated before origination date which is not acceptable. Unauthorized 3rd party, XXXX, XXXX niece stated in X/XXXX that she has POA and would fax it; POA was received on X/XX/XX. Successor in interest notice was sent on X/XX/XX. Grant deed received in X/XXXX still not acceptable because it's dated before the origination date. Last contact was in X/XXXX, unauthorized 3rd party called. Loan is current.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Code violation notice was received in XX/XXXX for the following: debris, inoperable vehicles, broken windows, extension cord and converted garage. The code violation notice was sent to the Violation's department. Unknown if this matter has been resolved. Current occupancy is unknown.

432584795	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to make payment X/XX/XXXX. Borrower indicated hardship XX/XX/XXXX due to death in family.

REASON FOR DEFAULT: Family death.

FORECLOSURE: No prior FC action noted. FC referral placed X/X/XXXX due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585233	XXXX 36M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX call to confirm receipt of payment after service transfer, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

433242522	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242637	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower advising the BK will be lifted on XX/XX/XXXX. No other notations about a BK. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No current BK activity found. Possible previous BK.

PROPERTY: No property issues found

433243509	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Unauthorized 3rd party XXXX( spouse) makes the monthly payments on the loan. Borrower called in on X/XX/XX with his spouse and was advised that a written authorization was needed for Mrs. XXXX to be able to discuss the loan with her. Borrower has been impacted by XXXX and was approved for deferral. X payment deferral was processed in X/XXXX; borrower was able to continue making the monthly payments. Last contact was in X/XXXX, Mrs. XXXX called in to confirm payment was received and was advised payment was received on the XXth.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585120	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in X/XXXX, and servicer approved a X-month trial mod plan. Borrower made a phone payment in X/XXXX. Modification was completed in XX/XXXX. No contact until loan transferred servicing in X/XXXX. Borrower tried to pay online, but loan had not fully boarded the system. No further contact.

REASON FOR DEFAULT: Excessive obligations, borrower on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242807	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statements were set in XX/XXXX and XX/XXXX and step rate notifications were sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243342	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower usually paid through the IVR system in XXXX. Borrower verified payment receipt in X/XXXX. No further contact. Subsequent payments have also been made through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244552	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.

433242426	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244000	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and requested a XXXX statement in X/XXXX. Borrower set up auto-draft payments in X/XXXX, and asked about the trace period in XX/XXXX. Borrower verified payment receipt and asked about LPI coverage in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242003	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested online assistance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted. XXXX disaster area noted XX/XX/XXXX. Borrower stated XX/XX/XXXX had work done on house; lien will be added to tax payment. Borrower stated XX/X/XXXX fixed roof and was told would be charged through taxes; worked through finance company. Borrower advised of lender placed insurance X/XX/XXXX.

432584657	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243033	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was provided insurance department number, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower called on XX/XX/XXXX to report leaks in her roof and was transferred to claims department. No claim filing noted. However, borrower was transferred to claims department in XX/XX/XXXX and XX/XX/XXXX, no other details provided. Unable to determine status of claim or status of repairs. No other property issues noted.
433243167	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called X/XX/XXXX to confirm insurance coverage. Borrower called X/XX/XXXX to make payment. Borrower called to confirm payment X/XX/XXXX. 3rd party called X/XX/XXXX to confirm insurance.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584556	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer had monthly contact with borrower between X/XXXX and X/XXXX during phone payments, as borrower would pay at the end of the month after receiving retirement funds. Borrower promised to pay online in XX/XXXX. Borrower applied for assistance in XX/XXXX, and servicer approved a trial mod plan that month. Borrower received a demand letter during the active plan; servicer told borrower to disregard. Borrower asked about XXXX assistance in X/XXXX, but didn't provide a specific hardship and chose to remain on the trial plan, rather than be reviewed for other assistance options. The modification was completed in X/XXXX. Borrower declined additional loss mitigation in X/XXXX. Loan transferred servicing in X/XXXX; welcome call was completed and payment confirmed with borrower in X/XXXX. Borrower asked about insurance coverage and premium due dates in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, medical bills; borrower is on fixed income; borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242138	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on X/XX/XX to set up ACH and requested for the late fee iao $XX to be reversed and applied to principal. Last contact was on X/X/XX, borrower was advised that the fees were waived and the funds would be applied to principal - completed on X/XX/XX. Escrow analysis statement was sent on X/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584517	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance, but the review was closed in X/XXXX due to lack of borrower contact and missing documentation. Borrower requested a reinstatement quote in X/XXXX, and declined a loss mit review. Borrower tried to make a partial reinstatement in X/XXXX and in X/XXXX, but funds were returned as insufficient to reinstate. Servicer provided a reinstatement quote, and funds were received in late X/XXXX. Borrower gave a promise to pay at a branch in XX/XXXX, and declined loss mitigation in X/XXXX. Borrower notified servicer of a payment misapplication from the previous month in XX/XXXX; issue was corrected that month. Borrower promised to pay at a branch in XX/XXXX, and verified payment receipt in X/XXXX. Borrower asked about fees on the account in X/XXXX; loan transferred servicing later that month. Welcome call was completed in X/XXXX, and borrower made a phone payment in X/XXXX.

REASON FOR DEFAULT: Identity stolen, home repairs, income curtailment, unemployment since X/XXXX due to XXXX

FORECLOSURE: Referral date unknown, complaint sent for filing X/X/XXXX. Judgment was granted X/X/XXXX. A sale date was scheduled for X/X/XXXX, but borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242461	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. The only contact noted was XX/XX/XXXX when borrower called in wanting to know why payment did not clear their bank. Servicer advised borrower to allow more time.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244053	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not responded to any collection efforts. Calls made as payments made in the month due, but past the grace period.

REASON FOR DEFAULT: No RFD

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244217	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower stated in X/XXXX that she would make the payment via bill pay. Last contact was on XX/XX/XX, borrower called in to inquire about escrow refund check. Check received on X/X/XX iao $XX posted to escrow. Escrow analysis statement was sent in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242143	XXXX 24M PHCH	5/26/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XXXX due to XXXX XXXX payment. Borrower is unresponsive to collection calls for delinquency and payments made after late charge date, no contact is noted in the last X years.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242724	XXXX 24M PHCH	5/21/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised that he retired in XX/XXXX. Workout requested in XX/XXXX, servicer advised that they would need the borrower to fill out a loss mitigation application. Borrower advised he would bring the account current on his own. Borrower advised that a double payment was sent via XXXX on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to make a payment via phone but was disconnected while giving checking account information.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242012	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. Borrower stated they would make payment online the following evening. No other loss mit activity noted.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242564	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF payment in XX/XXXX, and verified the banking information had been deleted. Borrower made a website payment a few days later to reinstate the NSF payment. No further contact. Borrower had another NSF payment in X/XXXX that was reinstated in the same month.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433241938	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower sister called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243967	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No significant activity or recent contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432585556	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts through X/XXXX. Servicer solicited a trial mod plan in XX/XXXX and in X/XXXX, but borrower didn't respond. Loan transferred servicing in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243135	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in early months of review period. NSF noted in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested password for online account be reset. Borrower was guided through website to locate XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244376	XXXX 24M PHCH	6/25/2021	4/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower letting the servicer know they had mailed a payment and a large curtailment.

REASON FOR DEFAULT: The reason for default was listed as curtailment of income, with the borrower not being over XX days delinquent..

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584585	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Customer payoff request noted XX/XX/XXXX. Borrower hardship noted XX/XX/XXXX due to curtailment of income; tenants did not pay rent; had to hire XXXX. Borrower stated X/X/XXXX unemployed since X/XXXX; borrower unaware of NSF. Borrower stated X/XX/XXXX fell behind due to divorce. Borrower inquired about loan status X/XX/XXXX; disputing co-borrower on loan.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244355	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Only contact noted was on X/XX/XXXX with an unauthorized 3rd party who confirmed the auto draft information. Servicer did not provide details about the loan to the 3rd party.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433242663	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis was sent in X/XXXX and X/XXXX. Step rate notification was sent in X/XXXX. Minimal contact is noted; borrower called in X/XXXX to inquire about UPB, also wanted to know what she can do to get a fixed rate an was advised to look into refinancing. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244033	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Minimal contact is noted; borrower scheduled a payment in X/XXXX; declined ACH.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585349	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower paid at a local branch in X/XXXX. Servicer offered retention options in X/XXXX and in X/XXXX, but borrower declined. Servicer continued to have monthly contact with borrower, who would promise to pay online or at a branch; borrower repeatedly declined payment assistance. Borrower reinstated in X/XXXX, and had escrow payment questions in X/XXXX. Borrower made a phone payment in X/XXXX; no further contact. Loan transferred servicing in X/XXXX

REASON FOR DEFAULT: Hospitalized (borrower illness), not able to work; excessive obligations (medical expenses)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244997	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433241975	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XXXX delinquency XXXX XXXX. Borrower was unresponsive to collection calls during the delinquency. There is only X borrower contact noted on X/X/XXXX for phone payment, no hardship or financials provided.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244011	XXXX 24M PHCH	5/15/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since X/XX/XXXX, borrower kept promise for XXXX payment made after late charge date, no hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242158	XXXX 24M PHCH	5/29/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to update her address and stated that she mailed the payment on XX/XX/XX. Cash correction was completed on X/X/XX to apply suspense funds iao $XXX towards escrow balance per borrower's request. Borrower was offered FB plan in X/XXXX but declined the offer. Last contact was in X/XXXX, borrower called in to inquire about the deferred balance on the loan, also inquired about her other account; no further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE: Borrower called in X/XXXX asking if servicer could pay delq XXXX IRS taxes iao $XXk. Servicer advised they do not pay taxes. The current title report shows no XXXX liens, and property taxes are reflected as paid.

433244935	XXXX 24M PHCH	5/25/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make two payments over the phone. The borrower has not been responsive to attempts made since that time. the notes show the account is now set up on ACH payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584784	XXXX 36M PHCH Gap	8/15/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since release of insurance proceeds X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim proceeds iao $XXXX received XXXX XXXX for vehicle collision, DOL X/XX/XXXX. Additional funds iao $XXK received X/XX/XXXX for same loss event. Claim was classified as non-monitored with no inspection required for endorsement, no further updates are noted regarding repair status.

433242777	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request confirmation that the loan is current and was provided with a verification of mortgage and payment history. The notes prior to that indicate the borrower XXXX have been applying for an auto loan. No further contact since that time and the loan has remained current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585037	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower asking about bi-weekly payments. The borrower was impacted by XXXX with a reduction of income but was able to maintain the monthly payments. The borrower was approved for a Mod but did not return the executed Mod and was denied in XX/XXXX. The foreclosure was closed upon reinstatement of the loan. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: The borrower was in foreclosure prior to the reinstatement in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585453	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower making a payment. The borrower approved for a Mod that was processed XX/XXXX. The Hardship for the Mod was reduction of income due to co-borrower not able to work during for the past year. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433244508	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to go over escrow and payment dates for the property taxes. Borrower inquired about XXXX tax refund in XX/XXXX, borrower was advised of the taxes due and the escrow analysis. Escrow analysis statement was sent in XX/XXXX. Last contact was in XX/XXXX, borrower to schedule a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242684	XXXX 24M PHCH	7/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower noted as deceased as of XX/XX/XXXX, death certificate received as of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to discuss unspecified topic, borrower hung up before Servicer could document topic, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244113	XXXX 24M PHCH	5/9/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower authorized her daughter on the account in X/XXXX, and verified post-petition arrearages on the account. Borrower asked about a billing statement in X/XXXX, and asked servicer to apply suspense funds to principal. An authorized third party requested a payoff quote in XX/XXXX, and asked about refinancing to a lower interest rate in X/XXXX. Servicer advised borrower to apply for mod assistance to lower the rate.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter XX, discharged XX/XX/XXXX

PROPERTY: Owner occupied
433244155	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact with borrower noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244176	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said she was working and would call back. No further contact with the borrower since that time and the loan has remained current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585208	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: No contact despite monthly dialer attempts. Only contact was in X/XXXX when borrower's authorized caregiver made a phone payment. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Family death; reduced income after spouse death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585521	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The borrower was able to reinstate the loan in XX/XXXX without any Assistance. The reason for default was curtailment of income. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was curtailment of income.

FORCLOSURE: The loan was in foreclosure prior to the reinstatement of the loan with no details provided.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433245109	XXXX 24M PHCH	5/20/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who verified information but details regarding the conversation were not noted. The contact prior to that occurred on X/XX/XXXX and discussed how to pull a statement and payoff quote. The borrower appears to be cooperative during noted conversations and has been in regular contact. The loan has been modified and discussed the mod terms and balloon in X/XXXX, also discussed refinance options and need to contact another lender. The modification terms included and interest only period that ended with the X/XXXX payment and the borrower said could not afford that increase, but the borrower has been able to maintain the account current since XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and also a death in the family was noted in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243136	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: All payments made via the phone or website. Borrower advised of deferred principal balance in the amount of $XX,XXX.XX as of XX/XXXX and that it does not accrue interest and of the new maturity date. Last contact on XX/XX/XXXX, payment set-up to draft on XX/XX/XXXX, and borrower wanted to make sure that the taxes were being paid. Servicer advised taxes were paid. Letter mailed to borrower per notes on XX/XX/XXXX, stating that if the borrower sent in payment by XX/XX/XXXX they would not be charged a late fee.

REASON FOR DEFAULT: RFD is not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432585361	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted XX/XX/XXXX due to excessive obligations; waiting on funds. Further details provided XX/XX/XXXX due to medical/vehicle expenses. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX for $XX,XXX,XX due to water damage; date of loss X/XX/XXXX. Funds endorsed and released to borrower.

433244334	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower signing up to go paperless. No additional contact.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244306	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment for XX/XXXX and XX/XXXX.

REASON FOR DEFAULT: Borrower forgot.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242621	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower. Borrower has not responded to any collection efforts. Calls all relate to payments made after the grace period.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242441	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, making payment. Last contact X/XX/XXXX making payment. Borrower has never been delinquent. Payments are made in the month due, but after the grace period.

REASON FOR DEFAULT: No RFD.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432584942	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for mortgage assistance in XX/XXXX, and servicer approved a X-month trial mod plan. Borrower accepted the plan and also authorized his spouse on the account in X/XXXX. Spouse made trial plan payments each month by phone pay, and the modification was completed in X/XXXX. No further contact. Borrower made subsequent payments through the IVR system. Loan transferred servicing in X/XXXX, and borrower has since paid through the website.

REASON FOR DEFAULT: Borrower has a long-term illness, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243057	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled in XXXX, RFD never captured. Referred to FC X/X/XXXX. Borrower called X/XX/XXXX about a trial mod (notes don't have details about workout), FC put on FB hold, borrower made the trial payments and in X/XXXX the executed mod agreement was returned and the system updated. FC was closed. Loan has been current since the modification.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to FC X/X/XXXX, title cleared X/X/XXXX. Borrower had been offered a mod so FC put on hold. Mod was completed in X/XXXX and FC closed.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

433244594	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Missouri server XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
432584637	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to confirm insurance coverage X/XX/XXXX. Borrower called to confirm ACH X/XX/XXXX. Last contact X/XX/XXXX borrower requested payoff.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244980	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/X/XXXX when account was discussed and an NSF fee from X/XXXX was confirmed waived. No contact attempt since this date. Borrower was on prior repayment plan from X/XXXX to X/XXXX when loan was brought current.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433242790	XXXX 24M PHCH	5/18/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to verify account information and inquired how many years left on loan, advised XX years left.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243355	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in California XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.

433244741	XXXX 24M PHCH	6/1/2021	4/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, calling to discuss loan. Appears borrower was on verbal repayment plan started in X/XXXX, with last payment due in X/XXXX. X/XX/XXXX RFD was car repairs. RFD on XX/XX/XXXX was death in family. Last contact with borrower was X/XX/XXX to discuss escrow account. X/XX/XXXX borrower making regular payments and then additional funds to advances owing, servicer was applying incorrectly, correction made.

REASON FOR DEFAULT: Borrower has provided X RFDs, car repairs and death in family.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage

433243927	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years except for XXXX delinquency XXXX-XXXX XXXX. Borrower made contact to make payment arrangements XX/XXXXXX, no hardship provided. Borrower kept promise to cure and remains current with no further contact except for X/XX/XXXX account inquiry.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243791	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Recent mod from prior Servicer noted on XX/XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why payment was going up, was advised due to increase in insurance and taxes.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242055	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244143	XXXX 24M PHCH	5/12/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The notes reflect attempts but no contact made. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433245164	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower advised of lender placed insurance X/X/XXXX. Borrower inquired about UPB/payoff X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX; no indication property has been affected. Borrower requested address for claim check X/XX/XXXX. Borrower confirmed insurance escrowed X/XX/XXXX. No further details provided.

433244065	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired by interest rate was being raised, was advised due to XXXX mod. Call got disconnected while reviewing mod, no other details provided.

REASON FOR DEFAULT:

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower inquired about grants for home repairs on XX/XX/XXXX, no other details provided. No other property issues noted.
432584570	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower asking about their increased escrow payment. The reason for was medical issues. The loan was in foreclosure prior the reinstating the loan in XX/XXXX.. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was medical issues.

FORCLOSURE: The loan was in foreclosure until the Mod was approved.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244808	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called with questions about credit reporting to bureau. No recent attempt to contact borrower. Borrower inquired about equity in the home on XX/X/XXXX because they wanted to get money for home repairs. Servicer advised to have home appraised and go thru a lender. No Loss Mit activity noted.

REASON FOR DEFAULT: No RFD provided for slow payments.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433244317	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer made monthly dialer attempts through X/XXXX. Only contact with borrower was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243740	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Coborrower filed BKXX in XXXX. Borrower filed BKX in XXXX and has been discharged. Loan has been current for XX months but coborrower contacted servicer on X/X/XXXX because hours at work reduced due to XXXX. Workout was started but closed due to inactivity. Coborrower never defaulted. No contact with the borrower since then and loan remains current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: MX filed BKXX in X/XXXX, plan is still active. MX filed BKX in X/XXXX, was discharged X/XX/XXXX, no reaffirmation found.

PROPERTY: Owner occupied

433243993	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and X/XXXX. Borrower scheduled three months of payments in XX/XXXX. Subsequent payments have been made through the IVR system. Borrower called in X/XXXX regarding an insurance check; details were not provided. Borrower made a phone payment in XX/XXXX, and verified payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245074	XXXX 24M PHCH	5/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested fax number to send in statement from new insurance, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244002	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584588	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower until servicer solicited a trial mod plan in XX/XXXX. Borrower accepted the offer in X/XXXX, and verified payment receipt in X/XXXX. Borrower confirmed the plan was completed in X/XXXX, and scheduled a notary appointment for mod execution. The modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX and made monthly phone payments between X/XXXX and XX/XXXX. Borrower promised to pay at a branch in XX/XXXX, and made a phone payment in X/XXXX. Loan transferred servicing in X/XXXX. Borrower called about an escrow shortage in X/XXXX.

REASON FOR DEFAULT: Sewage line issues, car repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243798	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer completed a X month deferral X/X/XXXX. No further assistance has been requested by borrower. Last contact was X/XX/XXXX borrower wanted to know the next step since deferral completed, servicer advised to make payments.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433243486	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX escrow analysis inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242784	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower submitted a written dispute regarding an escrow refund in X/XXXX, and also removed phone number from the system to stop calls to borrower. Spouse said she had been sending payments to the prior servicer in X/XXXX, and called about a missing payments in XX/XXXX; spouse said she would research with her bank. Only other contact was in X/XXXX when spouse said all mail was sent to their XXXX, who was closed due to the XXXX. Spouse requested a XXXX statement.

REASON FOR DEFAULT: Spouse sent funds to prior servicer

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244040	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in to discuss XXXX options, borrower never applied for assistance. Borrower on X/XX/XXXX called in and requested copy of MOD completed in X/XXXX, servicer sent copy to borrower. Last contact X/XX/XXXX when borrower called in to see if payment posted, servicer advised yes. Borrower also requested payoff which was sent to borrower.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433243760	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was part of XXXX program at start of contact history, program ended as of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of next due date, made payment, accepted ACH setup and declined paperless communication.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243354	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower requested assistance resetting password for online account, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243785	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested funds applied to an escrow shortage in X/XXXX be applied to a payment. Correction was completed in X/XXXX. Borrower asked servicer to remove co-borrower name from insurance as he was deceased; servicer advised borrower to contact the insurer. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243559	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower calls in to change ACH info and an overage check is discussed. The only other contact was on X/XX/XXXX with the borrower calling in to find out when the maturity date is.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244429	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of pending ARM change, borrower wanted to know why rate was increasing, was advised due to borrower having a variable loan, borrower hung up, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244870	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated co-borrower was given then home and that he didn't know anything regarding the home. He stated he would contact co-borrower and discuss it with her. No other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242878	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. Appears only two months were deferred per pay history, reason unknown. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to ask when next payment was due to XXXX.

REASON FOR DEFAULT: Borrower temporarily unemployed due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243594	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in on XX/X/XX stating that they would not be able to make a payment due to illness and were waiting on disability. A repayment plan offer was sent on XX/XX/XX. Co-borrower inquired about the late fees on the loan on X/XX/XX and was advised that the late fee was waived on X/XX/XX and would need to pay on the XXth of XXXX to be current and not have to be on the payment plan. Escrow analysis statement was sent on X/X/XX. Last contact was in X/XXXX, co-borrower inquired about the repayment plan and decided that she wanted to continue making the normal monthly payment; workout was closed, assistance application withdrawal was completed on X/XX/XX.

REASON FOR DEFAULT: Illness/disability.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584592	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted as of XX/XX/XXXX, trial payments completed on XX/XX/XXXX, final mod approved as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Loan has been current since modification. Last contact on XX/XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, XXXX damage, loss date XX/XX/XXXX, repairs were non-monitored, Branch endorsement of claim check iao $X,XXX was approved as of XX/XX/XXXX. Current status of repairs not noted. No other property issues noted.

TITLE ISSUES: Title issue with 2nd mortgage noted in XX/XXXX, noted on XX/XX/XXXX that 2nd mortgage was subordinated to subject loan and mortgage would be indemnified. No other title issues noted.
432585507	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX waiting on social security check. Borrower inquired about higher payment amount X/X/XXXX. Servicer approved Stip to Mod XX/X/XXXX with payments of $XXX.XX starting XX/X/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BK discharge; BK chapter and details of filing not provided.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432585116	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, file was in FC on hold for loss mit. Borrower was approved for a mod but did not return the final mod. Mod was denied and removed on X/XX/XX. FC resumed. Borrower stated on X/XX/XX that his wife was supposed to turn in the final mod. Loss mit review was initiated and borrower was approved for a X month trial plan in X/XXXX, effective X/X/XX. Trial plan was completed and the loan was modified in XX/XXXX. No further contact with borrower. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: File has been referred to FC, referral date not available, sale date was scheduled for X/XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.
433243946	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX XXXX and rolling XX-delinquent from XXXX XXXX until cured in XXXX XXXX. Borrower was unresponsive to collection efforts, no contact is noted in last X years and hardship is unknown.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585381	XXXX 36M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243910	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer offered a deferral which was accepted. Deferral completed on X/XXXX deferring X payments. Borrower requested no further assistance and there has been no further contact.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432585390	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through XX/XXXX payments. Last contact with borrower was XX/XX/XXXX when they requested reinstatement figures good through XX/XX/XXXX; nothing further discussed. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Illness of borrower and temp unemployment.

FORECLOSURE: Loan was referred to FC in X/XXXX, when FC was canceled in XX/XXXX judgment was being prepared for filing.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243887	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX regarding LPI insurance; borrower also made a phone payment that month. Otherwise, borrower pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244674	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was performing with occasional contact prior to request for XXXX assistance in XXXX XXXX due to workplace shutdown. Timely payments resumed in XXXX XXXX, borrower inquired about escrow increase and mod terms XXXX XXXX. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584790	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower made promise-to-pay X/X/XXXX. Last contact X/XX/XXXX borrower made payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

433244279	XXXX 24M PHCH	5/16/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower stated would be bring loan current, no RFD. X/XX/XXXX borrower called to discuss escrow shortage.

REASON FOR DEFAULT: No RFD provided

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433244484	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about NSF letter X/XX/XXXX. Borrower indicated X/X/XXXX impacted by XXXX; job has been closed due to XXXX. Payment deferral completed X/XX/XXXX. Borrower inquired about next payment due X/XX/XXXX. Borrower stated XX/XX/XXXX ex spouse lives in property.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245165	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to get online password reset.

REASON FOR DEFAULT: Extended problems.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244096	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242896	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242367	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statements were sent in XX/XXXX and XX/XXXX. Minimal contact is noted; 3rd party (spouse) called in X/XXXX for XXXX request.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584537	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: RFD on X/X/XXXX was death in the family and repairs, borrower reported they had a flood. Borrower taken out of retention reviews, not interested on workout. Loan referred to FC X/X/XXXX. On X/X/XXXX borrower again said not interested in Loss Mit, RFD excessive obligations. Borrower's ATP, law firm, sent in docs for workout X/XX/XXXX, borrower decided they want to keep the property. On X/XX/XXXX entry made that loan ready for decisioning but then it's noted that the mod is denied, missing documentation. Hardship shows one of borrower's parents died and had to pay for funeral, borrower cares for abandoned grandchild and legal fees for son. Trouble getting all workout documentation from borrower. On XX/XX/XXXX docs complete and trial plan approved beginning XX/X/XXXX. Borrower completed the plan and final mod approved X/X/XXXX. Mod agreement sent out X/XX/XXXX. Borrower returned signed mod and system updated X/X/XXXX. Loan has been current since the mod.

REASON FOR DEFAULT: Death in family, caring for grandchild, sons legal fees

FORECLOSURE: Referred to FC X/X/XXXX. Title cleared X/XX/XXXX. First legal filed X/XX/XXXX. FC sale set XX/XX/XXXX. Sale postponed to XX/XX/XXXX due to Loss Mit. FC removed after mod completed.

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied. X/XXXX notes Borrower had to make repairs to utilities due to flood. No further detail provided.

432585133	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Death of primary borrower noted X/X/XXXX. 3rd party inquired about assumption. XXXX noted as successor of interest X/XX/XXXX. Curtailment of income noted X/XX/XXXX. 3rd party applied for workout assistance X/XX/XXXX; however financials incomplete. 3rd party noted to be on fixed income. Servicer approved Stip to Mod XX/X/XXXX with payments of $XXX.XX starting XX/X/XXXX. Plan confirmed completed X/X/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Borrower inquired about loan X/X/XXXX. No recent contact noted with borrower. Loan transferred servicing in X/XXXX. Borrower's insurance agent notified servicer of new XXXX pages in X/XXXX, and sent the adjusted documentation.

REASON FOR DEFAULT: Borrower death. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/X/XXXX BKX discharged X/XXXX.

PROPERTY: Unknown occupancy. No property damage noted.
433241915	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower stated they were struggling to make payment in XX/XXXX, reviewed for loss mit, review closed as of XX/XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was in hospital and did not have a chance to review loss mit packet sent to her, was advised what was inside, borrower stated they would review that day.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Iowa severe storm disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
432582660	XXXX 36M PHCH	7/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact or hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584739	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry to confirm a tax bill will be paid and a X/X/XXXX request for web PIN reset.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585201	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments in X/XXXX indicate servicer offered loss mit but borrower never sent in a workout packet. Servicer did receive a workout packet on X/X/XXXX. as of X/XX/XXXX a Flex MOD was approved. STIP was for X months starting X/X/XXXX. Plan completed and loan modified in XX/XXXX, due date rolled form X/XXXX to XX/XXXX. Last contact X/XX/XXXX borrower called in and made a payment over the phone.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244758	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/XX/XXXX to confirm payment received. XXXX disaster area noted XX/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242850	XXXX 24M PHCH	6/30/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts through X/XXXX. No contact with borrower, who pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245016	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to inquire about refinance and was advised to reach out to a bank or lending institution for refinancing. ARM rate change/payment change notification was sent in X/XXXX and X/XXXX. Escrow analysis statement was sent in X/XXXX and X/XXXX. Last contact was in X/XXXX, borrower requested note holder information; request completed on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585355	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. XXXX incentive applied X/XX/XXXX. Borrower called X/XX/XXXX to confirm payment made at branch. Borrower called to make payment by phone X/XX/XXXX. Borrower inquired X/X/XXXX options to make payment. Last contact X/XX/XXXX borrower inquired about letter.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted. Servicer notes FC referral hold X/XX/XXXX due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243225	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the account. No further details were noted. The borrower has been in frequent contact with the servicer and appears to be cooperative. The loan was modified in X/XXXX and has remained current since that time. Recent notes indicate the borrower is considering a short sale but hasn't provided any documentation yet. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to interest rate changes and payment increase, couldn't afford the increased payments. Also loss of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584671	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584634	XXXX 36M PHCH	6/15/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact until X/XX/XXXX, borrower was upset about transfer because no longer able to make payments at a branch. Borrower remains in regular contact post-transfer, last contact X/XX/XXXX request to pay the full escrow shortage in order to prevent payment increase.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585172	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact noted with borrower. Servicer approved Stip to Mod XX/XX/XXXX with payments of $X,XXX.XX starting XX/X/XXXX. Borrower failed to enter agreement. Skip trace efforts noted XX/X/XXXX. Reinstatement funds received XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: Loan was referred for FC XX/XX/XXXX. FC action closed/billed due to reinstatement received XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX and X/X/XXXX. No property damage noted.

432584902	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about assistance options in X/XXXX, then applied for assistance. Servicer approved a trial mod plan, which borrower accepted in X/XXXX. Borrower confirmed trial payments had been scheduled in X/XXXX, and confirmed servicer receipt of the executed modification in XX/XXXX. Loan transferred servicing in X/XXXX, and notified servicer of a change in insurance carriers in X/XXXX.

REASON FOR DEFAULT: Income curtailment - roommate moved out

FORECLOSURE: Referral date not provided. Complaint sent for filing X/X/XXXX, then placed on loss mit hold. Modification was completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242584	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower gave a promise to pay through the mail in X/XXXX, and requested a website password reset in X/XXXX. Co-borrower made a phone payment in X/XXXX. Subsequent payments have been made through the website. Only other contact was in XX/XXXX when borrower asked why two payments were made that month; borrower had scheduled two payments through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585097	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer solicited a trial mod plan in X/XXXX, but borrower didn't respond to the offer. Servicer made multiple attempts to contact borrower each month, but borrower didn't respond. Servicer referred the loan to foreclosure in XX/XXXX, and borrower applied for payment assistance the following month. Servicer approved a trial mod plan, and a modification was completed in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: Co-borrower deceased, X/X/XXXX; unexpected home repairs (boiler and roof repairs); excessive obligations

FORECLOSURE: Referred XX/XX/XXXX. Loss mitigation was approved in XX/XXXX, and modification completed in X/XXXX

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied
433242393	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled two phone payments in X/XXXX. A modification was completed in X/XXXX, and borrower set up auto-draft payments that month. Borrower changed the draft date in X/XXXX and XX/XXXX, and reinstated an NSF payment in X/XXXX. Borrower requested a website password reset in X/XXXX, and made a phone payment in XX/XXXX after cancelling auto-draft payments. Borrower had another NSF payment in X/XXXX, and made a phone payment to reinstate the same month. Borrower set up auto-draft payments again in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244185	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584891	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact until borrower made a phone payment in XX/XXXX. Servicer solicited a trial mod plan in X/XXXX, which borrower accepted that month. Borrower made a phone payment in X/XXXX, and the modification was completed that month. Loan transferred servicing in X/XXXX, and borrower requested website assistance in X/XXXX. No further contact; subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower caring for her nephew, which caused extra expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584937	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay at the end of the month in X/XXXX, due to her pay cycle. Borrower requested payment assistance in X/XXXX, and was offered a verbal repay plan, but declined the plan as the payments were too high. Borrower gave a promise to pay online in XX/XXXX and in XX/XXXX. Servicer solicited a X-month trial mod plan in XX/XXXX, which borrower accepted that month. Borrower made a phone payment in X/XXXX, and finished the plan in X/XXXX. The modification was completed in X/XXXX. Borrower asked about a deferral in XX/XXXX, but didn't qualify for a deferral or a forbearance due to the recent mod. No further contact.

REASON FOR DEFAULT: Income curtailment, borrower illness, car repairs and other bills

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433241982	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called regarding monthly payment X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243703	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX and dismissed in XXXX. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding his account. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX and dismissed in XXXX; POC filed X/XX/XX, unable to verify the secured amount.

PROPERTY: Property is owner occupied with no issues noted.

432585020	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower until servicer solicited a trial mod plan in XX/XXXX; spouse was not authorized on the account, but stated borrower would accept the plan, and spouse scheduled all three trial payments that month. Borrower authorized spouse on the account, who called about an NSF payment and an escrow shortage in X/XXXX. Spouse requested a notary referral for mod completion in X/XXXX, and the modification was completed in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX, and borrower authorized spouse on the account in X/XXXX. Spouse set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243277	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585086	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/XX/XXXX borrower on active Stip to Mod; payments of $XXXX.XX beginning X/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout was approved X/X/XXXX; borrower advised X/X/XXXX agreement had been mailed. Borrower confirmed X/XX/XXXX agreement had been signed. Mod workout booked X/X/XXXX. Borrower confirmed loan status X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: Loan noted to be in FC at start of history; closed billed X/XX/XXXX due to Mod workout being booked. Details of FC action not provided.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584941	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined payment assistance in X/XXXX, and promised to pay at a local branch. Servicer solicited a trial mod plan in XX/XXXX, which borrower accepted in XX/XXXX. Borrower confirmed execution of modification documents in X/XXXX, and the modification was completed that month. Loan transferred servicing in X/XXXX. Borrower verified payment receipt in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, borrower is a single mother

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242982	XXXX 24M PHCH	5/22/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244117	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244762	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower called about credit reporting. X/XX/XXXX borrower called about how loan reported during modification in X/XXXX.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242344	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/X/XXXX when servicer called for payment. Borrower advised not to call until after the XXth of each month. Next payment posted X/X/XXXX. Loss Mit was last active X/XXXX when X month payment deferment was completed.

REASON FOR DEFAULT: No recent payment default. Prior RFD was not provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433243942	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower advised XX/X/XXXX aware of step rate change. No recent contact noted with borrower.
REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Borrower notes XX/X/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

433242652	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about how to access the XXXX online. There was no additional contact noted.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244318	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined verbal repayment plan in XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment after NSF of draft on XX/XX/XXXX.

REASON FOR DEFAULT: Issues with business.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242593	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a website password reset in X/XXXX, and confirmed the interest in XX/XXXX. Borrower asked about a prepayment penalty for a lump sum curtailment in XX/XXXX, and verified the principal balance in X/XXXX after making a phone payment. Borrower verified payment receipt and due date in X/XXXX, and asked about HOI coverage on the account in X/XXXX. Borrower usually pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584968	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Servicer solicited a trial mod plan in X/XXXX, but borrower didn't respond to the offer. Borrower requested a reinstatement quote in X/XXXX, and submitted the funds that month. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referred X/XX/XXXX, NOD sent for filing X/XX/XXXX. Borrower reinstated in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242141	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic XX-delinquent from XXXX XXXX through most recent reinstatement in XXXX XXXX. Borrower was unresponsive to collection attempts, no contact is noted in the last X years.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584780	XXXX 36M PHCH	7/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243078	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584705	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for account inquiry or phone payment, no hardship is noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584687	XXXX 36M PHCH	6/7/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is XXXX delinquent in the last X years due to NSF return XXXX XXXX. Borrower did not keep promise to replace on XX/X/XXXX and declined to discuss loss mitigation. Account remains current since last contact for reinstatement XX/XX/XXXX with no further contact.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243382	XXXX 24M PHCH	5/1/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Payoff quote was requested and completed on X/XX/XX. Borrower called in XX/XXXX to inquire about deferral and was advised would need to go through mod review process to determine eligibility. Escrow analysis statement was sent in X/XXXX and X/XXXX. NSF was processed in X/XXXX but the borrower was able to replace the payment. Borrower stated on X/XX/XX that her bank account was hacked and was waiting for the funds to be released, borrower was offered a X month repayment plan but declined the plan. Last contact was in X/XXXX, borrower called in for web assistance, wanted to access the monthly statement online but was having issues. Payoff quote was requested and completed on X/X/XX. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244047	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower was X/X/XXXX, making payment. X/X/XXXX borrower made arrangements to make bi-weekly payment. X/XX/XXXX borrower had a hardship, no details, but wanted to bring loan current without loss mitigation. XX/XX/XXXX RFD was loss of income and medical bills. Last contact on X/XX/XXXX making payment and RFD was due to short term disability. Borrower stayed in contact with servicer during delinquency and kept promises.

REASON FOR DEFAULT: Loss of income and medical expenses.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584702	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX service transfer inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244277	XXXX 24M PHCH	4/28/2021	4/12/2021	XXXX	XXXX			No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. No contact with borrower noted in comments. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
433243420	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, making payment. X/X/XXXX borrower stated not working, XXXX from XXXX to XXXX. Last contact with borrower was X/X/XXXX, making payment.

REASON FOR DEFAULT: Borrower is a XXXX, stated not a hardship.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584679	XXXX 36M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX welcome call and X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244400	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower wanted to know why his taxes were not paid in XX/XXXX, servicer stated would get paid. Borrower stated would call back in a few days to check the status. As of XX/XX/XXXX, taxes were in the process of being paid and servicer advised that they would pay the penalty for the taxes being delinquent. Borrower needed help with retrieving documents from the website as of XX/XX/XXXX. Payoff requested in XX/XXXX. All payments made via phone. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower forgot to make the payment.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.

433244661	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay through the mail in X/XXXX, and spouse requested the principal balance in X/XXXX. Borrower asked about a step rate change in X/XXXX, and confirmed payments were affordable. Borrower made a phone payment in X/XXXX and set up auto-draft payments in X/XXXX. Borrower verified payment receipt each month between X/XXXX and X/XXXX, and again in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432585264	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active XX-month unemployment forbearance plan. Borrower verified employment status in X/XXXX and in X/XXXX. The plan expired in X/XXXX, and borrower found employment in X/XXXX. Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan. Borrower accepted the trial offer, and despite a temporary hardship in XX/XXXX, made the required plan payments. Borrower verified the plan status in XX/XXXX, and submitted a required divorce decree in X/XXXX to clear a title issue. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and a welcome call was completed in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-Borrower unemployment, excessive obligations. XX/XXXX-off work due to a medical issue

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242271	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined to pay by phone in X/XXXX, but made a phone payment in X/XXXX. Borrower scheduled two phone payments in XX/XXXX. No contact again until borrower requested a refinance in XX/XXXX, but servicer didn't offer that option. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583062	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower being informed of the details of the Mod. The borrower was approved for a Mod with was processed XX/XXXX. The loan was in foreclosure that was dismissed upon completion of the Mod. The reason for default was excessive obligations.

REASON FOR DEFAULT: The reason for default was excessive obligations

FORCLOSURE: The foreclosure was in process that was dismissed upon completion of the Mod.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244807	XXXX 24M PHCH	5/19/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. No significant notes on the loan. Minimal contact is noted; borrower stated on X/XX/XX that the co-borrower is the one that makes the payments on the loan. Escrow payment change notification was sent on XX/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584963	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Borrower disputed payments X/XX/XXXX; due to missing payment in XXXX. Borrower again followed-up on complaint/missing payment X/X/XXXX; escalated to office of the president X/X/XXXX. Borrower stated X/X/XXXX wanted payment dispute resolved prior to making payment. Borrower advised of service transfer X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted. FC referral hold placed X/X/XXXX due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.
433242762	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance XXXX XXXX, hardship due to medical issues from X broken legs and reduced income. Complete package was submitted XXXX XXXX, trial completed XXXX-XXXX XXXX and account is performing since XXXX XXXX mod completion with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242930	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted. XXXX disaster area noted X/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584552	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about flood insurance in X/XXXX, as he was having ongoing flooding issues from recent storms (servicer categorized as a natural disaster). Property was not in a flood zone, so servicer declined flood insurance coverage. Borrower continued to request flood assistance in X/XXXX, and applied for disaster relief assistance. Servicer approved a trial mod plan in X/XXXX, and borrower made a trial payment by phone in XX/XXXX and in XX/XXXX. Borrower confirmed execution of mod documents in X/XXXX, and the modification was completed that month. Loan transferred servicing in X/XXXX. Borrower called to verify the payment of insurance premiums in X/XXXX.

REASON FOR DEFAULT: Flooding in the home, property damage

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower mentioned property damage to two rooms in the home from flooding in XXXX; details were not provided. No insurance claim filed. Unable to verify current condition.

433242152	XXXX 24M PHCH	7/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242161	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has made numerous dialer attempts to contact the borrower over the last X years with no success. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
433243373	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244158	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower scheduling payments. Open communications with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433244323	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, borrower's spouse XXXX called in on X/XX/XX to schedule a payment, also wanted to discuss repayment plan; stated in X/XXXX that he was trying to get the funds for the plan. XXXX XXXX explained on X/XX/XX that he was not going to be able to make the payment that day because the borrower was having health issues causing them to be late on the payment and will make the payments when he can. Repayment plan was completed in X/XXXX. Escrow analysis statement was emailed on X/X/XX. Last contact was on X/X/XX, borrower stated that he would make a payment in a week, borrower was advised of new escrow payment starting X/X/XX.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433245044	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Auto-draft payments were set up through the website in X/XXXX. Borrower asked why a payment did not draft as scheduled on X/X/XXXX, and made a phone payment; servicer response was not provided. Last contact was in X/XXXX when borrower made a phone payment in addition to the drafted payment to reinstate the account. Servicer continued to make dialer attempts through X/XXXX.

REASON FOR DEFAULT: Payment drafting issue

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242907	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244890	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry and phone payment. Last contact X/XX/XX regarding insurance claim.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower called X/XX/XXXX to get insurance claim check endorsed, no details are noted about damages or repair status.

433243106	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower cancelled a repay plan in X/XXXX, loan was current at the time. Borrower schedule future payments in X/XXXX, and set up auto-draft payments in X/XXXX. Borrower asked about the escrow account in X/XXXX, and verified the maturity date in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585095	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to illness. Borrower noted to be on fixed income X/XX/XXXX. Borrower noted X/XX/XXXX to have long-term illness/disability. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/X/XXXX which was booked XX/X/XXXX. Borrower advised of service transfer X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243287	XXXX 24M PHCH	5/13/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower inquired about a bank fee charge of $XX.XX. Servicer advised borrower scheduled X payments but one fee will be returned. Borrower was on a prior repayment plan that ended X/XX/XXXX when loan was brought current at that time.

REASON FOR DEFAULT: RFD was last noted on XX/X/XXXX after NSF occurred as extended problems with Bill Pay thru borrower's credit union. Borrower stated she was switching Bill Pay submission from her credit union account to XXXX account. No other RFD was noted.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433242246	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and gave a promise to pay in X/XXXX and in X/XXXX. Borrower had LPI on the account, and was researching HOI coverage. Borrower requested a copy of a prior modification in XX/XXXX, and gave a promise to pay in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral, but only deferred one payment as the request was not processed correctly. Borrower called in X/XXXX and disputed the payment application during the FB period in X/XXXX; borrower had been sending escrow funds, but servicer applied the funds as payments instead of deferring the payments. Servicer offered another deferral, but borrower declined. Borrower made a phone payment in XX/XXXX and updated the mailing address in X/XXXX. Borrower gave a promise to pay in X/XXXX, and called about tax exemptions in X/XXXX. Borrower tried to make a phone payment in X/XXXX but didn't have account info; borrower also asked about a payment increase due to an escrow shortage.

REASON FOR DEFAULT: Payment increased due to an escrow shortage, XXXX impact-details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower called about filing an insurance claim in X/XXXX. In X/XXXX, borrower asked about filing a claim for roof damage, details were not provided.
432584989	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was severely delinquent when history began in XXXX due for the X/X/XX payment. Borrower previously completed a trial mod in XXXX and was approved for a mod in X/XXXX but did not return the final mod agreement. Borrower called in X/XXXX expressing interest in a mod and review was initiated but the workout was denied in X/XXXX due to insufficient information received. Demand letter was sent in X/XXXX. Borrower stated on X/XX/XX that RFD was due to XXXX and having to do repairs, explaining that she exhausted all her savings to take care of the property and got all the process completed and the home was raised as part of the New Jersey initiative to help for any future disasters; no longer affected by the disaster, just needs assistance getting the loan back on track. A X month trial plan was approved effective XX/X/XX, plan was completed and loan was modified effective X/X/XX. Mod was processed in X/XXXX. Last contact was in X/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Excessive obligations, property damage.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in X/XXXX indicates that the property was destroyed by XXXX in XX/XXXX and was first reported vacant on X/XX/XXXX. Unknown if a claim was filed. It appears that the repairs have been completed as the borrower stated in X/XXXX that she exhausted all of her savings to take care of the property and got all the process completed and no longer affected by the disaster. Unable to determine current occupancy. Notes in X/XXXX indicates that the subject property is an investment property, notes on XX/XX/XXXX states that the subject property is an investment showing no rental income and vacant and used for primary home rental. Notes on XX/XX/XXXX indicates property is owner occupied. Pay history shows the mailing address as XX XXXX St, XXXX NJ XXXXX.
433243725	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. The only contact with borrower was XX/X/XXXX when borrower changed their phone payment from XX/X/XXXX to XX/XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433242751	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower their last payment was posted.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242718	XXXX 24M PHCH	5/17/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact was in XX/XXXX when borrower gave a promise to pay through XXXX. Dialer attempts made most months.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585506	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Borrower advised of approved plan X/XX/XXXX; stated not interested. 3rd party inquired about notice on property; rekeyed. Borrower inquired about check not posting X/XX/XXXX; advised of force placed insurance. Borrower stated X/X/XXXX going through hardship. Borrower inquired XX/XX/XXXX money needed for insurance. Borrower called XX/X/XXXX to provide updated insurance information. Borrower inquired about advanced fees XX/X/XXXX. Last contact X/XX/XXXX to schedule payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Servicer notes X/XX/XXXX property vacant and secured. Servicer notes X/XX/XXXX $XX,XXX in damages due to neglect; damaged fence, unfinished remodeling, plumbing fixtures disconnected, paint cans and joint compound present. Borrower inquired X/X/XXXX if LPI would cover damages. No claim noted.
433243189	XXXX 24M PHCH	5/12/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower appears deceased, however, unable to verify from comments. Servicer contact has been limited to co-borrower and ATP son/daughter. Last contact XX/XX/XXXX regarding payment. The co-borrower has been cooperative with the servicer and loan has been paid as agreed over the last XX months.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied. Comments X/XX/XXXX indicate a hazard claim was filed. No details on the claim type or the amount received. ATP daughter with inbound call X/X/XXXX inquiring how to get funds released to pay contractor. Unable to verify if claim was paid out and closed or not.
433243955	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Several unsuccessful attempts to contact borrower are noted. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584658	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact since XX/XX/XXXX resolution of borrower dispute alleging he converted an ARM to X.XXX% fixed. Complaint was escalated and servicer confirmed that there is no record of any lock at X.XXX, and provided copy of mod letter confirming the fixed rate of X.XX% is correct.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584557	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower paid via bill pay in XXXX. Borrower submitted a payment dispute in X/XXXX, stating servicer hadn't applied a payment. Borrower was unable to provide proof of the missing payment, and made a double payment that month. Servicer returned payments in X/XXXX, not enough to reinstate. Borrower submitted reinstatement funds in X/XXXX and called about a lapse in insurance coverage from X/XXXX. Borrower called about delinquent taxes in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower discussed an escrow shortage in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433243821	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower submitted an online XXXX notification indicating not impacted by XXXX and able to continue making the monthly payment. Escrow dispute was received in X/XXXX (last contact), borrower requested for MI removal. Dispute resolution letter was sent on X/X/XX. MI mortgage insurance disclosure was sent on X/X/XX; the loan has reached the scheduled MI cancellation (XX%). Annual PMI disclosure letter was sent in X/XXXX. MI appears to have been cancelled in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433245001	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified his secretary was authorized as a third party on the account in X/XXXX, and authorized his account in X/XXXX. Borrower also set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433242112	XXXX 24M PHCH	4/25/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for phone payment, no hardship is noted. Borrower advised through web response X/XX/XXXX that no XXXX assistance was needed. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584892	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX. The plan completed in X/XXXX, and borrower requested an extension. Servicer granted a X-month extension beginning in X/XXXX, no payments required. Borrower found part-time employment in X/XXXX, and began making partial payments. Borrower found full time employment in XX/XXXX, and servicer opened a loss mit review the following month. Borrower submitted the required paperwork in XX/XXXX, and servicer approved a X-month trial mod plan. Borrower had escrow questions in XX/XXXX, and was advised to send a copy of a trust agreement from XXXX to clear title. Borrower made a phone payment in X/XXXX, and verified the mod terms in X/XXXX. The modification was completed in X/XXXX, and borrower also verified the escrow history. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584772	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX inquiry to confirm ACH setup after service transfer.

REASON FOR DEFAULT: primary borrower is deceased since XXXX, coborrower remains in home.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585178	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay at a local branch in X/XXXX, and reported a long-term hardship in XX/XXXX. Borrower applied for assistance, and servicer approved a X-month trial mod plan in XX/XXXX. Borrower accepted the trial plan offer in X/XXXX, and a modification was completed in X/XXXX. An authorized third party promised to pay at a local branch in X/XXXX, and in XX/XXXX. Borrower asked about acceptable forms of payment in X/XXXX, but declined to pay online. Loan transferred servicing in X/XXXX and servicer performed skip tracing through X/XXXX, but no contact with borrower since loan transfer.

REASON FOR DEFAULT: Excessive obligations (step daughter and her X children moved in after their trailer burned down), borrower is on fixed income and has long-term medical issues.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: In X/XXXX as part of a mod title search, a judgment to the XXXX of XXXX iao $X,XXX.XX was reported; servicer purchased indemnification for the judgment and reported title clear.
433243861	XXXX 24M PHCH	5/22/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts through XX/XXXX, but no contact with borrower. Borrower usually pays through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585340	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has multiple loans. Borrower declined a repay plan as not affordable in X/XXXX, but applied for assistance later that month. Borrower asked about the payment of first quarter taxes in X/XXXX. Servicer offered a X-month trial plan in XX/XXXX, which borrower accepted. Borrower verified the loan status in XX/XXXX, and made a phone payment in XX/XXXX. Borrower made the final trial payment in X/XXXX, and the modification was completed in X/XXXX. Borrower updated her contact information in X/XXXX, and discussed an escrow shortage. Borrower also reported a XXXX impact in X/XXXX, but declined further payment assistance. Borrower made a phone payment in X/XXXX, and gave a promise to pay online in X/XXXX. Loan transferred servicing later that month, and a welcome call was completed in X/XXXX. No further contact.

REASON FOR DEFAULT: Divorce, loss of income, increased expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243532	XXXX 24M PHCH	6/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX question about suspense balance and X/X/XXXX request for XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244964	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX, making payment. X/X/XXXX borrower submitted hardship, requesting loss mitigation. Payment has increased from $XXX.XX to $XXX.XX and can not afford the higher payment. X/X/XXXX servicer advised of information required for loss mitigation review.

REASON FOR DEFAULT: Loan has been current, but borrower has advised can not afford the payments since the increase in X/XXXX.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432585025	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party (spouse) made a phone payment in XX/XXXX. Servicer solicited a three-month trial mod plan later that month, and borrower accepted by making a payment; no verbal acceptance of plan. Spouse made the final trial payment by phone payment in XX/XXXX, and verbally accepted the mod terms in X/XXXX. The modification was completed in X/XXXX. Spouse made a phone payment in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. No further contact. All payments made since transfer were made through the website.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242699	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about status of ACH, was advised of status, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584921	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Property is a trust. Borrower's son notified servicer of borrower death in X/XXXX. The son declined payment assistance in X/XXXX, and confirmed ability to pay. An unauthorized third party (XXXX) requested the authorization process for the son to have access to the account in X/XXXX. The executor and the XXXX were authorized in X/XXXX after providing appropriate documentation. Unable to determine which party reinstated the account in X/XXXX. The XXXX set up online access to the account in X/XXXX. Loan transferred servicing in X/XXXX. The XXXX sent the HOI renewal information in X/XXXX.

REASON FOR DEFAULT: Both borrowers are deceased

FORECLOSURE: Referred X/X/XXXX, loan reinstated the following week

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy

433242337	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested escrow to be removed X/XX/XXXX. Borrower inquired about inspection fee X/XX/XXXX. Borrower had escrow questions X/XX/XXXX and again X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241913	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, an unauthorized third party called to make a payment over the phone. The notes do not reflect any contact with the borrower but the loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
433242285	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and confirmed taxes were paid in XX/XXXX. Borrower also asked about a tax increase in XX/XXXX, and said the property covers two lots, but servicer should only pay taxes on one lot, as she paid taxes on the other lot directly to the county. Borrower felt the escrow amount was incorrect, and requested removal of the escrow line. Servicer declined without a written request. Borrower made a phone payment in XX/XXXX, and cancelled the escrow account removal. Servicer removed the tax line in X/XXXX. Borrower made phone payments in X/XXXX, in X/XXXX and in X/XXXX. Borrower verified insurance premiums had been paid in X/XXXX, and requested a XXXX statement in X/XXXX. borrower gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242057	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX and XX/X/XXXX. Minimal contact is noted; authorized 3rd party called in X/XXXX to schedule a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243171	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/X/XXXX called in requesting a deferral, servicer advised they would need a loss mit packet for review; no packet received. Borrower on XX/XX/XXXX stated they made X payments but was only intending to make X; requested refund of a payment. The refund never happened as one of the payments was NSF. Borrower on X/XX/XXXX stated impacted by XXXX but has ability to make payments, no deferral offered. Last contact was on XX/XX/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432585272	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance in X/XXXX, and an authorized third party reviewed the documents needed for mod review in XX/XXXX. Servicer approved a trial mod plan, and an authorized third party accepted the offer that month. Borrower gave a XX-day authorization to the same party in X/XXXX, and the modification was completed in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Business failure in X/XXXX, started new employment in X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584631	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Last contact X/X/XXXX welcome call and ACH enrollment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585262	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: When comments begin borrower is on a trial plan, FC was on Loss Mit hold. Title was clear on X/X/XXXX. In X/XXXX borrower was ahead of trial plan but had an NSF. Plan completed and mod approved X/XX/XXXX, mod agreement sent out. Borrower never signed docs and no contact was made so mod was canceled XX/X/XXXX. Loss mit hold removed from FC. FC sale scheduled XX/XX/XXXX. On XX/XX/XXXX ATP called, RFD is excessive obligations, had to go to XXXX to care for terminally ill brother and pay brother's medical bills, wants to keep house. Explained borrower confused how loan got in FC, she made trial payments but never received the mod docs. Workout started and borrower sent complete package XX/XX/XXXX. On XX/XX/XXXX mod was approved, trial pmts for X months. FC sale postponed. Mod trial completed X/XX/XXXX. Docs mailed out X/XX/XXXX. Borrower returned signed mod and system updated X/X/XXXX. Borrower has made very single payment since then, most paid before LC day.

REASON FOR DEFAULT: Family illness

FORECLOSURE: FC referral date is unknown, prior to X/XXXX. First legal date unknown. Loss mit hold removed XX/XX/XXXX and FC sale date is set for XX/XX/XXXX. Borrower had trial mod approved so sale was postponed.

BANKRUPTCY: BKXX filed in the past, no details.

PROPERTY: Borrower verified owner occupied.

432585365	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584541	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active repay plan that started in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower failed the plan in X/XXXX, and didn't have contact with servicer, who solicited a trial mod plan in XX/XXXX. Borrower accepted the plan that month, and made a trial payments by phone between XX/XXXX and X/XXXX. No further contact. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245089	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX when borrower verified her name was the only one on the account; servicer confirmed. Borrower pays each month through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244282	XXXX 24M PHCH	5/6/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower verified payment receipt in X/XXXX, and made the next two months payments through the website. Borrower requested website assistance in X/X/XXX, and confirmed payment receipt. Due date change request received by servicer in XX/XXXX; update to due date was processed X/X/XXXX changing the due date from the 1st of the month the Xth of the month.
 $XXX.XX was paid as per diem. Co-borrower gave a promise to pay online in XX/XXXX. Borrower said spouse was out of work but didn't request payment assistance. Co-borrower verified payment receipt in X/XXXX and asked about per diem interest. Co-borrower made partial payments by phone in X/XXXX and in X/XXXX. Co-borrower asked about XXXX assistance options in XX/XXXX, but didn't apply for assistance. Co-borrower made partial payments by phone between XX/XXXX and X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Storm damage, borrower not working, death in the family, borrower medical issues, co-borrower had reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower reported storm damage in X/XXXX but didn't provide details.
432584675	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased on unknown date. Account is performing for the last X years with no contact except for third party inquired about assumption process XXXX XXXX and welcome call with unknown party on X/X/XXXX. Comments do not confirm current title holder or occupant, no hardship is noted in review period.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Current occupancy is unverified. No property issues noted.

433243956	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: First and only contact X/XX/XXXX making payment. RFD death of family member. Borrower has not responded to any collection efforts. Loan has been current since X/XXXX

REASON FOR DEFAULT: Death of family member.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243521	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact with borrower noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584737	XXXX 36M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX confirmation that payment was received after service transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243669	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower stated she was separated from borrower since XXXX and inquired about borrower assuming the loan, was advised that loan would need to be refinanced to do that, no other details provided. Credit report dispute regarding account information reviewed and resolved as of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to have online password reset and provided temporary authorization to his wife for that day, password was reset.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244225	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined verbal repayment plan as of XX/XX/XXXX, stated would make payment by end of the month. Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted, borrower remained current. Borrower requested her son be added to her Deed as of XX/XX/XXXX, son was helping with payments, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to confirm her last payment was received.

REASON FOR DEFAULT: Borrower illness and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244878	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower requested mortgage insurance be removed XX/XX/XXXX. Workout closed XX/X/XXXX due to form/funds not provided by borrower. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242195	XXXX 24M PHCH	5/13/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: A few notes are recorded in XXXX with borrower calling in to make payment arrangements, no RFD is given and no loss mit activity was noted. No recent significant activity was found. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244178	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. ARM rate/payment change notification was sent in X/XXXX and X/XXXX. Minimal contact is noted; borrower called in XX/XXXX, stating that he would make a payment online on the XXth.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584627	XXXX 36M PHCH Gap	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX welcome call and confirmation of ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433244036	XXXX 24M PHCH	4/29/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to ask where to send an insurance check. No further contact with the borrower and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243310	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party requested monthly billing statements and discussed the deferred balance in XX/XXXX. The ATP made a phone payment in X/XXXX and in X/XXXX. The ATP requested a successor-in-interest application in X/XXXX. No further contact; unable to verify when borrower passed away.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584771	XXXX 36M PHCH	6/15/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX XXXX with no contact during the delinquency. Borrower reinstated XXXX XXXX and inquired about a statement problem but declined to discuss account, no hardship provided. Account is current last XX months with no contact since X/X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242217	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was denied retention options in X/XXXX; reason for denial was not provided. Borrower accepted a verbal repay plan in X/XXXX, began making double payments in X/XXXX, and reinstated in X/XXXX. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower called regarding an insurance claim check in XX/XXXX; details regarding the claim were not provided.
432585016	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX, and verified no changes to employment in X/XXXX. Borrower applied for a plan extension in X/XXXX, which servicer approved that month. Servicer verified employment status each month, and borrower requested additional assistance in XX/XXXX. Servicer approved a trial mod plan in XX/XXXX, which borrower accepted that month. Borrower made a phone payment in X/XXXX, and asked about mod execution in X/XXXX. Borrower made a phone payment in X/XXXX, and the modification was completed in X/XXXX. Borrower promised to mail a payment in X/XXXX and in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment. Borrower was originally denied disability income, but appealed and was approved

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585108	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to make payments by phone. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241966	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Contact with borrower X/X/XXXX to give insurance agent info. Borrower inquired about amount being paid XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245006	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised of details of modification processed in XXXX in XX/XXXX. Borrower wanted to change the length to pay off the loan in XX/XXXX and servicer sent out a loss mitigation application but the application was sent in with a short sale request, servicer notes that they were going to close out the request in XX/XXXX. Borrower requested to defer payments in XX/XXXX due to XXXX. Servicer advised of options and borrower stated he would discuss with his wife and call back. Call back not received but borrower has been able to make payments. Borrower advised of the total amount due in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on X/XX/XXXX, not working full-time.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
432584907	XXXX 24M PHCH Gap	7/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired about repayment plan in XX/XXXX, borrower declined assistance in XX/XXXX. Loan reviewed for loss mit without application in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower could not commit to pay and requested a cease and desist on all phone calls for life of loan.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC placed on loss mit hold as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied. No property issues noted.

433242754	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about their XXXX tax payment. The borrower has a previous Chapter X Bankruptcy that was discharged.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No current BK activity found. The borrower has a previous Chapter X Bankruptcy that was discharged.

PROPERTY: No property issues found

432584672	XXXX 36M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432584872	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay online in X/XXXX, and gave a promise to reinstate in X/XXXX. Borrower made a phone payment in XX/XXXX and applied for payment assistance. Servicer approved a X-month trial mod plan. Borrower made the trial payments but didn't have contact with servicer until X/XXXX, when servicer mailed final mod docs for execution. The modification was completed in X/XXXX. No further contact with borrower. Loan transferred servicing in X/XXXX; borrower has since paid through the website.

REASON FOR DEFAULT: Borrower had back surgery and was out of work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243050	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about how to access their tax statements online. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432585255	XXXX 24M PHCH	7/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX, and asked about assistance options but declined a repay plan. Servicer declined to accept a partial payment in XX/XXXX, and borrower decided to pursue a refinance again. Borrower provided verbal financials in XX/XXXX, then applied for assistance. Servicer approved a X-month trial mod plan in X/XXXX, and borrower made a trial payment by phone in X/XXXX and in X/XXXX. Borrower made the last trial payment by phone in X/XXXX, and the modification was completed that month. Loan transferred servicing in X/XXXX, and borrower gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Income curtailment due to retirement at the beginning of the XXXX, was unable to refinance; spouse illness (cancer/chemotherapy) caused unexpected expenses, both borrowers on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433241922	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has made numerous dialer attempts over the last X years to contact the borrower with no success. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432584766	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242315	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX by debit card. Borrower stated X/XX/XXXX would overnight payment. Borrower advised of escrow shortage X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243704	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower setup ACH X/X/XXXX. Borrower inquired about payment change X/XX/XXXX. Servicer notes review for MI removal X/XX/XXXX. Request closed X/XX/XXXX due to borrower not providing funds for request. Last contact X/XX/XXXX borrower again inquired about payment increase.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
432583923	XXXX 24M PHCH	7/1/2021	3/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact is noted, borrower called in X/X/XX to schedule a payment, also requested for negative credit reporting to be reversed and was advised not yet reported. Intent is to keep the property. Loan is paid ahead.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584651	XXXX 36M PHCH	6/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact. Borrower was making short payments in mid-XXXX due to dispute about escrow increase and payment applications, resolved XX/XX/XXXX with no further contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243711	XXXX 24M PHCH	5/1/2021	3/20/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loss Mit was last active X/XXXX when modification was completed. No recent borrower contact. Last contact on X/X/XXXX when ATP, POA to this brother the borrower, stated borrower intends on keeping property. No recent attempt to contact borrower.

REASON FOR DEFAULT: No recent payment default. Prior RFD was noted on X/X/XXXX as medical issues and previous comments on XX/XX/XXXX stated borrower has been in the hospital since X/XXXX and receives SSI and assistance from the State of Florida.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433242552	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted; payments are being maintained.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243644	XXXX 24M PHCH	6/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had slow pay in XXXX/XXXX but has been current since X/XXXX. No contact with the borrower until X/XXXX, borrower impacted by XXXX RFD was tenant not paying rent. Monthly statement has different mailing address. Workout started but assistance was denied, reason unknown. Borrower disputed the loan on X/XX/XXXX and Customer Advocacy sent response X/X/XXXX. Loan is now current.

REASON FOR DEFAULT: Tenant not paying

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Non owner occupied

433242782	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse gave a promise to pay in X/XXXX. Servicer made dialer attempts most months, and borrower paid through the website. Spouse made a phone payment in XX/XXXX and in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245126	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has made monthly dialer attempts. Only contact with borrower was in X/XXXX when he asked for the payment address and gave a promise to pay.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
432585419	XXXX 24M PHCH Gap	6/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX; welcome call completed. Borrower requested assistance in registering the account online in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432584917	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer solicited a trial mod plan in X/XXXX. Spouse requested a payoff quote in X/XXXX, and reinstated the account in X/XXXX. Borrower also authorized his spouse in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: Referred XX/XX/XXXX, borrower waived rights to mediation in X/XXXX. Notice of pendency was sent for recording X/XX/XXXX, and a sale was scheduled for X/X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585226	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer approved a Flex MOD on X/XX/XXXX, MOD denied X/XX/XXXX reason for cancelation not noted. Servicer received an incomplete workout packet X/XX/XXXX. A Flex MOD was approved X/XX/XXXX, STIP is for X months starting XX/XXXX. STIP completed and loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer discussed MOD details.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242875	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to schedule payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is noted as located in Oregon XXXX disaster area as designated by XXXX as of XX/XX/XXXX. XXXX damage to property and claim check noted on XX/XX/XXXX. DOL, loss draft amount and repair status note provided. No other property issues noted.

433242708	XXXX 24M PHCH	5/23/2021	4/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask if their loan is a XX loan. Was informed it was a conventional loan. The borrower appears to be cooperative during noted conversations. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to extended problems. No further details noted. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433245078	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called to have last name changed as of XX/XX/XXXX, divorce decree and marriage certificate received as of XX/XX/XXXX, driver's license and social security card received XX/XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to verify receipt of documents for name change, stated would re-submit updated social security card, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433245035	XXXX 24M PHCH	5/10/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242175	XXXX 24M PHCH	7/25/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been responsive. No recent contact with borrower or other significant activity was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432584816	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower promised to consider payment assistance in X/XXXX, and completed a verbal financial interview. Borrower had questions about the loss mit application in X/XXXX, which was submitted that month. Servicer approved an unemployment forbearance plan that month. Borrower requested a plan extension in XX/XXXX, and borrower submitted hardship documentation in X/XXXX verifying spouse returned to work in XX/XXXX. Servicer approved a trial mod plan in X/XXXX, but borrower was concerned over the extended term. Borrower made a lump sum payment in X/XXXX to bring the loan to a XX days delinquent, and declined the modification. Borrower made a phone payment in X/XXXX. Servicer offered a repay plan in X/XXXX, but borrower declined the offer in X/XXXX and made a double payment at a branch to reinstate the account. Loan transferred servicing in X/XXXX, and borrower asked about accepted payment forms in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower on fixed income; spouse had two knee surgeries and was not working, short-term disability ended in X/XXXX; borrower had surgery for a broken foot in XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585351	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower promised to pay at a branch in X/XXXX, and requested payment assistance. Servicer approved an unemployment forbearance plan that month. Borrower found employment in XX/XXXX, and accepted a loan mod review. Servicer approved a trial mod plan that month, and discussed with borrower the plan due date and title documents needed for the mod completion in XX/XXXX. Borrower submitted title clearing documents in X/XXXX, and confirmed payment receipt in X/XXXX. Borrower asked for the due date after modification in X/XXXX; the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX. Borrower requested her new loan number in X/XXXX to make an online payment.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Borrower also has a junior lien on the property to XXXX iao $XX,XXX
432584661	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243766	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of X payments in XXXX XXXX, no hardship provided. Last contact is X/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242472	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is discharged BKX from X/XXXX. Loan has been current since X/XXXX. Only contact with borrower on X/XX/XXXX was to make a payment. Borrower filed BKXX soon after BKX discharge, loan was current. BKXX was dismissed in X/XXXX. Loan has been current and there has been no other contact with the borrower.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: BKX filed in XXXX and discharged X/XX/XXXX, not reaffirmed. Borrower then filed BKXX around XX/XXXX or XX/XXXX (exact date unknown) but case was dismissed X/XX/XXXX because of failure to file BK plan.

PROPERTY: Owner occupied

433244410	XXXX 24M PHCH	5/20/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244510	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX would make payment on own terms. Borrower stated X/XX/XXXX not paid under 2nd Wednesday of each month. Borrower stated X/XX/XXXX would make payment X/XX/XXXX. Borrower requested hello letter X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243811	XXXX 24M PHCH	6/3/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower on X/XX/XXXX asking that payment be refunded as X payments were pulled from her account. X/XX/XXXX borrower called to discuss loan. X/XX/XXXX borrower called about NSF, replaced payment.

REASON FOR DEFAULT: Borrower has never provided RFD

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242264	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for XX/XX/XXX ACH setup request.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244168	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and asked about auto-draft payments in X/XXXX after making an online payment. No further contact. Monthly dialer attempts were made until borrower set up auto-draft payments through the website in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244606	XXXX 24M PHCH	6/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX. the borrower called in to discuss the account the payment due. The borrower recently changed insurance companies and sent in the refund check. The borrower has been in frequent contact with the servicer and appears to be cooperative during noted conversations. The notes show the borrower requested assistance in X/XXXX due to being impacted by XXXX but did not return a completed application. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being exposed to XXXX and was out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585280	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX payment oversight. XXXX incentive applied X/XX/XXXX. Borrower inquired about missing payment X/X/XXXX. Borrower stated X/XX/XXXX getting caught up on other bills. Borrower made promise-to-pay X/XX/XXXX. Borrower called to setup payment X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted. FC referral hold placed X/X/XXXX due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243426	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244122	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX and step rate notifications were sent in X/XXXX and X/XXXX. Minimal contact is noted, an agent was able to get a hold of the borrower on X/X/XX but the borrower could not hear and requested a call back.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585553	XXXX 36M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact. Borrower advised of property damage XXXX XXXX and requested access to equity XXXX XXXX, was advised to submit a loss mit application for assistance or apply for a refinance. Mod was requested with hardship of expense to repair property, denied XXXX XXXX due to sufficient income. Borrower appealed decision, has had X strokes and X heart surgeries in XXXX, now on SSI. Bank statements show additional deposits from spouse employment and denial upheld. Account remains current with no contact since X/X/XXXX phone payment.

REASON FOR DEFAULT: Property damage and borrower illness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised X/XX/XXXX that roof and windows were damaged by winter weather and requested claims assistance, no further information provided about status of damages except for borrower mod application in XXXX XXXX due to hardship of needing to complete repairs to windows, roof and siding.

433242834	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. All payments made via the website. Per notes on XX/XX/XXXX, a credit bureau dispute received, and the issue resolved. Notes indicate that reporting was to be suppressed for XX/XXXX and XX/XXXX due to FB plan.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner-occupied per data tape.
432584643	XXXX 36M PHCH	5/15/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact, no hardship noted. Last contact X/X/XXXX online payment and request for payment history.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584743	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule payment. Borrower requested assistance X/X/XXXX to setup ACH payments.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX for $X,XXX.XX due to hail damage; date of loss X/X/XXXX.

433244738	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reported address change per County as of XX/XX/XXXX and stated she was planning on selling home, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to go over payoff quote, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242647	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. ARM rate and payment change notification was sent on XX/X/XX. Borrower requested payoff quote in XX/XXXX and was advised on XX/XX/XX of the payoff amount of $XX,XXX. Last contact was on XX/XX/XX, borrower called in for web assistance and stated that he would make a payment online. Escrow analysis statement was sent on XX/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243862	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244900	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX when borrower verified payment receipt, and in XX/XXXX when borrower discussed an upcoming interest rate change. Borrower submitted payments through the website through X/XXXX, then began paying through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585154	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested payment assistance through email in X/XXXX. Borrower gave a promise to pay in X/XXXX. Servicer solicited a trial mod plan in X/XXXX, and borrower scheduled the trial plan payments in XX/XXXX. Borrower verified the plan status in XX/XXXX, and made a phone payment in XX/XXXX. The modification was completed in X/XXXX, and borrower gave a promise to pay that month. Loan transferred servicing in X/XXXX, and borrower made a phone payment in X/XXXX. Borrower was approved for a homestead exemption in X/XXXX, and asked about an escrow shortage.

REASON FOR DEFAULT: Income curtailment; works for the XXXX, only part-time work during the summer

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for XXXX damage on DOL X/X/XXXX. Funds iao $XX,XXX were endorsed and released in XX/XXXX, claim was not monitored.
433241978	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Unauthorized 3rd party requested account information X/X/XXXX and X/XX/XXXX. Borrower requested copy of monthly statements XX/XX/XXXX. Borrower requested online assistance XX/XX/XXXX and again X/XX/XXXX; borrower stated would set payment online. XXXX disaster area noted XX/XX/XXXX no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244575	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX ATP disputing the corporate advances. ATP believes that he paid them when the loan was reinstated, unable to determine when that occurred. X/XX/XXXX documentation was received appointing an administrator, but not recorded. ATP requested escrow be removed in X/XXXX. Escrow on account removed X/XX/XXXX. X/X/XXXX ATP called for status of dispute and escrow request. X/X/XXXX, borrower is deceased and executor has been appointed. Last contact X/X/XXXX confirming payment was received.

REASON FOR DEFAULT: Borrower is deceased, but loan has not been delinquent.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242054	XXXX 24M PHCH	7/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account and escrow inquiries, no hardship is noted. ACH setup was requested X/XX/XXXX. Last contact X/XX/XXXX for an unspecified doc request.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. Borrower called with questions about liens on property and an insurance claim denied by his carrier, no details provided about extent of damages or repairs and no further claim activity is noted.

433242086	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX. NSF was processed in X/XXXX but the borrower was able to replace the payment; called in on X/XX/XX stating that he had a new bank account and would be making a payment online. Another NSF was processed in X/XXXX, borrower called in on X/XX/XX and was advised that the ach on account was not updated with his new bank account and would need to send certified funds. ARM rate/payment change notification was sent on X/XX/XX. Borrower called in X/XXXX asking for the servicer to pay the $XX overdraft fee due to funds were withdrawn from his bank account incorrectly when the ach was supposed to be updated, borrower was advised that the payment was reversed due to insufficient funds; borrower stated on X/XX/XX that he changed the ach because of a new account and would send the payment. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: NSFs were processed in X/XXXX - X/XXXX because the borrower had a new bank account and the system had not yet been updated with the new account information.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244650	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584860	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a Flex MOD on X/XX/XXXX which failed X/XX/XXXX due to non payment. Another Flex MOD was offered XX/XX/XXXX which also failed for non payment. Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX payments. Last contact X/XX/XXXX borrower was attempting to view their pay history on line but was having issues, servicer offered assistance which was declined and borrower requested servicer mail payment history.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to FC X/XX/XXXX, FC canceled X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242081	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242532	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242802	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower set up a payment to post on X/XX/XXXX iao $X,XXX.XX. Borrower consistently called in and set up monthly payments. No Loss Mit assistance.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as borrower had surgery and wouldn't have funds for scheduled ACH payment. Borrower wanted to schedule it for the X1st. Servicer advised couldn't schedule after grace period so ACH was cancelled an EZ Pay set up at this time.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432584547	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX with the servicer adding escrow payment on the account for past due taxes paid. Borrower fell delinquent the following month in X/XXXX. In X/XXXX borrower discussed interest in loan modification due to excessive obligation related to addition escrow amount added to monthly payment. Borrower provided new insurance information in X/XXXX as well. LPI remained in force from X/XX/XXXX to X/X/XXXX. Over the next few months, the borrower makes the P&I payments but did not include the escrow amounts, payments are put in suspense holding the partial payments until there was a full payment to apply. In XX/XXXX, servicer begins loss mitigation efforts. Loan modification agreement sent to borrower X/XX/XXXX with a first pay due of X/X/XXXX; signed by borrower and modification was completed in X/XXXX. The borrower has remained current since modification.

REASON FOR DEFAULT: Excessive obligations. Forced placed escrow on account in X/XXXX; this doubled the payment the borrower had to make and borrower reached out to servicer for modification in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242639	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: An unauthorized third party made a phone payment in X/XXXX, and borrower paid by phone in X/XXXX. Borrower also mention property repairs in X/XXXX, but didn't provide details. Borrower made another phone payment in X/XXXX, and gave a promise to pay in XX/XXXX. Borrower reported a XXXX hardship in X/XXXX. Servicer granted a X-month deferral beginning that month. Borrower began paying through the website after deferral completion, and declined a repay plan in X/XXXX. Borrower set up auto-draft payments through the website in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower mentioned an open insurance claim in X/XXXX. No additional details provided.
433245079	XXXX 24M PHCH	5/20/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in X/XXXX to reschedule a payment stating that she scheduled the payment for the wrong date. Borrower called in on XX/XX/X to inquire about a deferment and workout review was opened but application was withdrawn on XX/XX/XX due to co-borrower advised that they no longer needed the deferment. Last contact was on X/XX/XX, co-borrower called in to confirm that only X payment was scheduled.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584918	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower's unauthorized daughter tried to verify loan information in X/XXXX, and later requested a reinstatement quote. Loan reinstated that month; source of funds is unknown. Borrower made a phone payment in XX/XXXX and in XX/XXXX. Last contact was during a promise to pay in X/XXXX. Borrower made subsequent payments through the IVR system; no phone contact. Loan transferred servicing in X/XXXX; no contact with current servicer.

REASON FOR DEFAULT: Excessive obligations, home repairs, illness of family member (brother)

FORECLOSURE: Referred X/X/XXXX. NOS sent for publication X/XX/XXXX, and a sale was scheduled for X/XX/XXXX. Borrower reinstated just prior to the sale date.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244269	XXXX 24M PHCH	6/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower submitted an online XXXX notification in X/XXXX and was approved for a X month deferral, processed in X/XXXX. Step rate notification was sent in X/XXXX and in X/XXXX. Workout was closed in X/XXXX due to application inactivity. Last contact was on X/XX/XX, borrower called for assistance on how to read monthly statements, borrower was advised of rate change; borrower plans to submit request for assistance.

REASON FOR DEFAULT: Loan is current but the borrower has been impacted by XXXX as noted in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244692	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years. Servicer received notice X/XX/XXXX of probate pendency for primary borrower. Coborrower occupies home and remains in contact for phone payment and account inquiries. Last contact X/XX/XXXX request for XXXX statement.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243114	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about lender placed insurance X/X/XXXX. Borrower asked about escrow analysis X/XX/XXXX. Borrower called X/XX/XXXX to go over insurance coverage. Borrower reviewed delinquent property taxes X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243070	XXXX 24M PHCH	5/30/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in X/XXXX requesting the copy of the mod (completed in X/XXXX) mailed to her; prior servicer mod was mailed on X/XX/XX. Co-borrower also requested a flood insurance XXXXlaration page for the flood LPI in X/XXXX. Last contact was on XX/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Loan is current but curtailment of income was mentioned in XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244658	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, RFD was unexpected expenses and discussed options. X/XX/XXXX borrower called to make payment. Borrower approved for modification, which boarded in XX/XXXX, loan has been current since that time.

REASON FOR DEFAULT: No contact with the borrower since loan was modified in XX/XXXX. Prior RFD was unexpected expenses, no details.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244994	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make a payment in X/XXXX and a demand letter was sent on X/XX/XX. Borrower stated on X/XX/XX that he would have to talk to his wife about payment; X payments were received bringing the loan current. Last contact was in XX/XXXXm borrower stated that he would have his wife call back with payment information. ARM rate/payment change notifications were sent in X/XX/XX and X/XXXX. Escrow analysis statement were also sent in XXXX and XXXX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583391	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in requesting assistance, servicer advised need workout packet. No workout packet received but a verbal repayment plan was set up X/XX/XXXX. As of X/XX/XXXX servicer notes receipt of a workout packet. As of XX/XX/XXXX a MOD was approved, STIP plan ran from XX/XXXX to X/XXXX. Plan completed and loan modified in X/XXXX, due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer went over MOD and loan details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242133	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower on X/XX/XXXX making payment. X/XX/XXXX borrower promised X payments, but only X made, not interested in loss mitigation. X/X/XXXX borrower submitted email that they had been affected by XXXX, but could still make payments. Last contact with borrower was X/XX/XXXX, promising payment, which was kept. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT: RFD never provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: XX/X/XXXX borrower called about damage to property. Loan docs in servicing file show wind damage occurred on XX/XX/XXXX. Claim paid out $XX,XXX.XX on XX/X/XXXX. Nothing in file on status of repairs.

433243970	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in to advise their brother is renting the home from them and inquired about putting the loan in his name. Also discussed a repayment plan but declined. The borrower was also offered a repayment plan in XX/XXXX but was also declined. The borrower appears to be cooperative and the loan has remained current throughout the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is non-owner occupied and being rented by the co-borrower's brother. No indication of damage or ongoing repairs.
433243248	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: No workout has been offered. There has been limited contact with borrower over the last XX months, borrower or unauthorized 3rd party has been calling in and making payments via phone pay. Last contact with the 3rd party was X/XX/XXXX when the 3rd party wanted to send in authorization for loan, servicer advised where to mail documentation.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244992	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested online assistance X/X/XXXX. Borrower inquired about late charge X/XX/XXXX. Borrower inquired about ACH X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585141	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called concerning payment; scheduled X payments for Stip to Mod X/XX/XXXX. Mod workout approved X/X/XXXX. Borrower called regarding Mod docs X/X/XXXX. Borrower called to schedule payments X/XX/XXXX. Mod workout booked X/X/XXXX. Borrower inquired about automatic payments X/XX/XXXX. Borrower confirmed payment withdrawn X/XX/XXXX. Borrower complaint noted X/XX/XXXX. Last contact X/XX/XXXX borrower stated looking for new insurance policy.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244062	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower usually pays through the website. No contact with borrower despite sporadic dialer attempts.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432584882	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod XX/X/XXXX with payments of $XXX.XX starting X/X/XXXX. Servicer reviewed terms with borrower XX/XX/XXXX. Plan confirmed completed X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Borrower made promise-to-pay at branch X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243128	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested prior servicer escrow summary X/X/XXXX; indicating prior servicer stole $Xk in escrow. Borrower called X/XX/XXXX to speak with insurance department. Borrower called X/XX/XXXX to confirm payment. Borrower had question about statement XX/X/XXXX. Borrower called XX/XX/XXXX to make payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

433244538	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX,and XX/XXXX. Annual PMI disclosure letter was sent in X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243060	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Authorized 3rd party XXXX called in X/XXXX to inquire about the loan and was advised current loan, taxes not current but has LPI and taxes would be paid. Escrow advance notice was sent in X/XXXX and escrow analysis statement was sent in X/XXXX. Escrow advance notice also sent in X/XXXX. 3rd party stated in XX/XXXX that his late mother's name still on the insurance and had sent the required information to have her name removed but her name still on the check that they sent out; call was transferred to the loss draft department. It appears that one of the borrowers is deceased; 3rd party XXXX called in X/XXXX (last contact) requesting to have the claim check reissued with removing the estate of XXXX; check was not found; task closed.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Possible damage. Notes in X/XXXX indicate that a claim was filed and authorized 3rd party XXXX requested a reissuance of the claim check because his late mother's name was included on the check. A review was completed but the check was not found and task was closed in X/XXXX. No claim information provided, date of loss, cause of loss and claim amount not available. No details regarding damage or repairs provided.

433244516	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244683	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XXXX XXXX XXXX due to error in ACH double processed in XXXX that was refunded in XXXX, no other hardship was noted and issue resolved XXXX XXXX. Last contact X/XX/XXXX balance inquiry.

REASON FOR DEFAULT: Servicing issue

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242252	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX requesting a copy of the prior mod agreement; agreement was faxed on X/XX/XX. Borrower also requested copy of XXXX in X/XXXX sent via mail. Last contact was in X/XXXX, borrower called in for web reset and that he needed the XXXX for XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Unknown property damage occurred on X/XX/XXXX. Check for $X.XXX.XX payable to servicer and borrower imaged in servicing file. The borrower called in X/XXXX stating that they received an insurance check and were having a problem with it, borrower was provided the Claims department contact information. It appears that the borrower was advised to have the servicer updated as the new lien holder, no additional details. No details regarding damage or repairs provided.

432584611	XXXX 36M PHCH	6/15/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX welcome call; borrower has authorized grandson to handle account.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243945	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. NSF was processed in X/XXXX. Borrower called in on X/XX/XX to inquire about the XXXX payment and was advised that the funds came back as NSF, borrower wanted to schedule a payment with the late fee, also promised to pay on XX/X/XX. Demand notice was sent on X/XX/XX. Borrower was able to make X payments in XX/XXXX to bring the loan current. Co-borrower called in on X/XX/XX stating that his taxes were going to increase and was advised that the monthly payment includes taxes and any adjustments will be reflected in the monthly payment. Last contact was on XX/XX/XX, borrower inquired about the billing statement showing X payments due and was advised that the statement was sent on the XXth and payment posted on the XXth. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in X/XXXX that he had his roof replaced and wanted to know how to pay for it. Borrower was advised to contact his insurance provider. Unknown if a claim has been filed.

433244514	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for website assistance. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242277	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242543	XXXX 24M PHCH	5/1/2021	3/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242918	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243471	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about ACH draft date X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584667	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244833	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact with non-obligated spouse for payments. NSF in XXXX XXXX was replaced by month end, no hardship noted. Last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243192	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Regular notes are recorded with borrower calling in to make payment arrangements. No loss mit activity noted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to discuss the account.

REASON FOR DEFAULT: X/XXXX Renters are not paying.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584647	XXXX 36M PHCH Gap	6/15/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry about making payment with a debit card, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242312	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about the last paid date. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584713	XXXX 36M PHCH	6/15/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX hangup and third party confirmation that payment was made online X/XX/XXXX, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242759	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX request for online payment assistance.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242854	XXXX 24M PHCH	5/10/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. Contact with borrower has been for payment arrangements and administrative inquiries. No RFD captured.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XXXX, filing date not known. Borrower has struggled to make plan payments, has defaulted on the XX month plan more than once and Stipulation entered in X/XXXX effective remaining term of plan. Plan should be near completion but remains active as of X/X/XXXX.

PROPERTY: Owner occupied

433241927	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244960	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and declined to discuss retention options or hardship reason. Monthly phone payments continued. Borrower reported fraud on his banking account in XX/XXXX, but continued to make monthly phone payments. Last contact was during a phone payment in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244367	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower stated in X/XXXX that he would make a payment once he received his check. NSF was processed in X/XXXX but borrower was able to replace the payment. Last contact was in X/XXXX, borrower stated that he would be making a payment later that day.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584706	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact until request for instructions about endorsement of claim check X/XX/XXXX. Borrower remains in contact with ongoing claim questions, last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft iao $XXXX for unspecified damage with DOL X/X/XXXX was endorsed and released X/XX/XXXX due to current loan status; claim is non-monitored.

433242302	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and scheduled the next two months of payments. Borrower verified payment receipt in X/XXXX after an NSF payment was reinstated the same month, and made a phone payment in X/XXXX. Borrower set up auto-draft payments in X/XXXX, but cancelled the auto-draft the following month. Borrower made a phone payment in XX/XXXX, and had to reinstate an NSF payment in XX/XXXX. Borrower made monthly phone payments between X/XXXX and X/XXXX, and paid through the website in X/XXXX. Monthly phone payments then continued until borrower set up auto-draft payments in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584875	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved disaster relief X-month FB X/XX/XXXX beginning X/X/XXXX with payments of $XXX.XX. Borrower advised of Stip to Mod X/XX/XXXX; borrower declined offer. Borrower stated X/X/XXXX does not need assistance; did not agree to terms of Mod.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.

433242832	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been calling to make payments. Last contact on XX/XX/XXXX verifying payment was received.

REASON FOR DEFAULT: No RFD, loan current.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584774	XXXX 36M PHCH	7/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for an insurance claim inquiry X/XX/XXXX; borrower was advised to call when claim check was received.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower notified of pending claim X/XX/XXXX, no details are noted regarding damages or amount.

433243745	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about collection call X/XX/XXXX. Borrower asked about insurance X/XX/XXXX. Borrower inquired about escrow review XX/X/XXXX. Borrower advised of insurance options XX/XX/XXXX; advised of lender-placed insurance. Borrower called with insurance agent X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244181	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, on X/XX/XXXX servicer approved a X month deferral but only deferred X month due to borrower making payments.. No further loss mit requested. Borrower on X/XX/XXXX made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
433244742	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment X/X/XXXX. Borrower inquired about payment/escrow X/X/XXXX. Borrower inquired about UPB/deferred balance X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584725	XXXX 36M PHCH Gap	5/15/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243558	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, workout closed as of XX/XX/XXXX due to borrower making payment. Borrower inquired in XX/XXXX of delaying payments until XX/XXXX, was advised that was not an option, but opened loss mit review, review closed as of XX/XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Borrower surgery and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243733	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made monthly phone payments between X/XXXX and X/XXXX. Subsequent payments have been made through the IVR system. Borrower requested a one-month deferment in XX/XXXX, but didn't give a reason for the hardship. Last contact was in XX/XXXX when borrower gave a promise to pay.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244291	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled three months of payments in X/XXXX, and a XXXX incentive was applied. Borrower verified payment receipt in X/XXXX, and scheduled three months of payments in X/XXXX. Borrower made a phone payment in X/XXXX, and scheduled three months of payments in X/XXXX, and again in X/XXXX. Payment pattern continued, with payments scheduled in X/XXXX. Borrower authorized a third party on the account in X/XXXX and contacted the insurance claims department. Borrower made a phone payment in XX/XXXX, and scheduled three months of payments in XX/XXXX. Borrower requested an escrow shortage spread in X/XXXX, and made a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower is on SSI. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243480	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made payments through the website. Dialer attempts started in XX/XXXX. Co-borrower asked about hardship assistance in X/XXXX, and submitted an application the following month. Application was not XXXXXed complete until X/XXXX, and retention options were denied in XX/XXXX; reason for denial is unknown. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact - borrower works on commission and had reduced income due to XXXX. No default over the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243889	XXXX 24M PHCH	7/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX, Borrower called about a tax lien for a delinquent water bill, which she was disputing as the property is gutted with no electric or water on in the home. Servicer advised borrower to contact the county. Notes don't mention an inspection to verify condition. Servicer disbursed over $XXk for a water/sewer lien in X/XXXX, but the payment was short and the funds were returned. Borrower verified taxes and liens were paid in X/XXXX, and made a phone payment in X/XXXX. No further contact. Borrower applied through the website for XXXX assistance in X/XXXX, and servicer granted a one-month deferral, as loan was paid ahead.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. In X/XXXX, borrower said she hadn't lived in the property for XX years, stating property was gutted.
433243435	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry, no hardship is noted. Last contact X/X/XXX inquiry about step rate increase.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244914	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower, other than the servicer calling to make sure a payment was sent. The borrower usually pays on the last day of the grace period and will advise of date the payment was sent. Last contact on XX/XX/XXXX, borrower advised that the last payment was sent via bill pay.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Current occupancy is unknown.
432584609	XXXX 36M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX call disputing lender-placed HXX insurance. Borrower states it is not mandatory in CA and has demanded proof that it is required in the loan terms. Unclear from comments if dispute is resolved

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584688	XXXX 36M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for phone payments, no hardship is noted. Last contact X/XX/XXXX inquiry regarding service transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242892	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX. Borrower called X/XX/XXXX to get check endorsed. Borrower called to make payment XX/XX/XXXX and XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243460	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased on unknown date. Account is performing for the last X years with multiple contacts from an unauthorized third party, all noted as unverified with servicer refusal to discuss account details until the last contact X/XX/XXXX, when comments reference missing documents required for SII process.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433243781	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242418	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: First and only contact with borrower X/XX/XXXX, setting up payment, RFD curtailment of income. Loan has been current since X/XXXX

REASON FOR DEFAULT: Curtailment of income X/XX/XXXX, no further details.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242533	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower updating their mailing address. The mailing and property are still the same. This is the only contact notated with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432585565	XXXX 36M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry to confirm payment was received after service transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244802	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, called to discuss loan. Appears borrower owns two parcels and only one is covered by the legal description on the mortgage. Borrower called X/X/XXXX to see why taxes were not paid and servicer advised they paid to avoid the property being at risk, but would not track. Unable to determine if this parcel should have been included in the legal. X/XX/XXXX borrower called about XXXX assistance, but stated he could afford to make payments currently.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, no case number or filing date. Discharged XX/XX/XXXX.

PROPERTY: No evidence of property damage.

TITLE ISSUES: Borrower called X/X/XXXX to see why taxes were not paid and servicer advised they paid to avoid the property being at risk, but would not track. Servicer tracking another parcel. Reviewed title report and confirmed parcel mentioned in notes that taxes were paid on is reflected on the deed and mortgage. Unknown if Servicer has updated their tax parcel records.

432585218	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased on unknown date, son has POA. Comments begin with a flex mod decision in progress for remediation of unknown issues, no hardship is noted. Mod offered XXXX XXXX at same rate with XX year term, son was then unresponsive until contact XX/XX/XX when servicer advised of XX/XX/XX mediation deadline. Mediation was closed X/X/XXXX due to no response. There is occasional contact in the last X years for general account inquiry, no further discussion of dispute or delinquency. Account has remained current or paid ahead for the last X years, last contact X/X/XXXX.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is occupied by deceased borrower's son, unable to confirm if SII ownership has been verified. No property issues noted.

432585014	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer approved a flex mod on XX/XX/XXXX, with a trial plan running from XX/XXXX through X/XXXX. Trial plan was kept, and loan modified in X/XXXX. Income documents were not required for the mod review. Comments indicate a prior workout failed in X/XXXX due to missing income documents. Borrower made a phone payment in X/XXXX, and made two separate phone payments in X/XXXX.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, current condition is unknown
433244617	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower stated in XX/XXXX that she went through a divorce back in XXXX XXXX and requested a loan document showing that she is on the loan; document was sent on XX/X/XX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Loan is current but the borrower stated in XX/XXXX that she went through a divorce in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242216	XXXX 24M PHCH	5/17/2021	4/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower X/XX/XXXX, making payment and XXXXlining loss mitigation assistance. Was out of work, but now back to work. X/X/XXXX borrower stated payment had been made on XX/XX/XXXX, which was not received, borrower made X payments in X/XXXX.

REASON FOR DEFAULT: Unemployment in XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243059	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer on X/X/XXXX discussed auto draft which was set up. Borrower on X/X/XXXX requested copy of pay history as borrower claiming they were behind and servicer advised they are not. Servicer sent pay history. On XX/XX/XXXX servicer and borrower discussed loan details. Last contact XX/XX/XXXX borrower and servicer discussed the escrow account.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244104	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts in XXXX. Borrower pays each month through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584540	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX, and made monthly phone payments between X/XXXX and X/XXXX. Borrower found employment in XX/XXXX, and servicer offered a trial mod plan in XX/XXXX. Borrower made the trial payments through phone pay through X/XXXX, and the modification was completed in X/XXXX. Borrower asked about insurance coverage in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment, started working again in XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244546	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and paid by phone at the end of the month. No further contact. Borrower reinstated with a double payment in X/XXXX and has since remained current.

REASON FOR DEFAULT: Only receives income once a month, natural disaster

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243754	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower since that time despite many attempts to contact. The borrower appears to be cooperative during noted conversations. The borrower was offered workout options in X/XXXX but declined and said would bring current on their own. The loan has remained current for the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585482	XXXX 36M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585427	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about general status of loan, Mod and escrow X/X/XXXX. Servicer notes X/X/XXXX borrower completed Stip to Mod from X/X/XXXX to XX/X/XXXX. Borrower struck out name on SNA as noted X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired about modified statement X/XX/XXXX. Borrower had questions about payments XX/XX/XXXX; hardship noted due to garnishment and medical expenses. Borrower stated XX/XX/XXXX would try to bring loan current by XXXX. Borrower indicated X/XX/XXXX illness in family. Last contact X/X/XXXX borrower advised of online access.

REASON FOR DEFAULT: Excessive obligations. Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/X/XXXX for $XX,XXX.XX due to wind damage X/XX/XXXX. Funds approved to be endorsed and released.

433244847	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Servicer made sporadic dialer attempts through X/XXXX. Borrower pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245125	XXXX 24M PHCH	5/30/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Comments show no loss mit offered. There is no borrower contact noted, borrower is making payments via automated phone pay system.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433243049	XXXX 24M PHCH	5/20/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower, despite several messages left by servicer and dialer attempts during delinquency periods. Borrower pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244129	XXXX 24M PHCH	6/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Notes in X/XXXX indicates that the borrower defaulted on a workout due to failure to make payments and application withdrawal was completed on X/XX/XX (current loan). Borrower calls in to set up monthly payments on the loan. Last contact was in X/XXXX, borrower called for general inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242849	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Late fee waiver letter sent to borrower on XX/XX/XXXX, but loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244157	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse scheduled two phone payments in X/XXXX and in X/XXXX, and mentioned property repairs but didn't provide details. Spouse scheduled three payments in XX/XXXX and in X/XXXX. spouse also scheduled three payments in X/XXXX, and in X/XXXX. Spouse also requested website account access help in X/XXXX. Spouse scheduled future payments in XX/XXXX, in X/XXXX and in X/XXXX. Last contact was in X/XXXX when borrower asked about a refinance option.

REASON FOR DEFAULT: Property repairs. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584954	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about HOI in X/XXXX, and had questions regarding an MFR in X/XXXX; borrower wanted to use suspense funds for pre-petition payments, but servicer declined, as funds could only be applied to post-petition payment. Borrower had payment questions about the bankruptcy in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower asked about an escrow analysis in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/XX/XXXX, chapter XX, discharged X/XX/XXXX

PROPERTY: Owner occupied
433242687	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested assistance navigating through online website, assistance was provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242168	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585373	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: A potential successor in interest (SII), borrower's daughter, asked about assistance options in X/XXXX. daughter was confirmed as an SII later that month, and asked about a modification review. daughter applied for assistance in XX/XXXX, and servicer approved a X-month trial mod plan with assumption in XX/XXXX. Borrower gave a promise to send additional documentation needed in XX/XXXX. daughter verified the payment term and interest rate on the modification in X/XXXX, and the modification and assumption were completed that month. Loan transferred servicing in X/XXXX, and borrower (daughter) verified the payment address. Borrower requested tax proof of payment in X/XXXX.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433243593	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower requested payoff in X/XXXX and X/XXXX. Step rate notification was sent in XX/XXXX and X/XXXX; payoff requests were completed, no additional details. Last contact was in XX/XXXX, borrower stated that he wanted to make a payment but did not want to pay fees, easy pay entry was made iao $XXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585029	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was waiting to close on a refinance in X/XXXX, and gave a promise to pay; refinance didn't close as DTI was above XX%. Borrower applied for payment assistance in X/XXXX, and also asked whether a reverse mortgage was an option; servicer declined. Servicer offered a X-month trial mod plan in X/XXXX, which borrower accepted that month. Borrower scheduled all three trial payments in XX/XXXX, and confirmed receipt of mod documents in X/XXXX. Borrower confirmed modification completion in X/XXXX, and set up auto-draft payments to begin the following month. Loan transferred servicing in X/XXXX; welcome call was completed. Borrower requested a payoff quote in X/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations; had to use entire XXXX balance for expenses, which caused taxes to increase. Borrower illness (cancer in remission)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242361	XXXX 24M PHCH	7/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower paid each month through the website, and verified payment receipt in X/XXXX. Borrower made an escrow payment by phone in X/XXXX, and asked about a refinance in X/XXXX. Borrower applied for hardship assistance in X/XXXX, but package was incomplete. Servicer discussed documentation needed during last contact in X/XXXX.

REASON FOR DEFAULT: Hardship reason not provided. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242106	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they would make payment via internet.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244993	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about ACH X/X/XXXX. Payment discussed with borrower X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242170	XXXX 24M PHCH	4/26/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with frequent borrower contact XXXXXX for phone payments made after late charge date, no hardship is noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: None provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244086	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX. 3rd party contact noted XX/XX/XXXX to inquire about letter reflecting servicer. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242499	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. No dialer attempts

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242234	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Mail has been returned as not deliverable. No borrower contact.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432584861	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan. RFD was due to unemployment. Borrower entered into a X month unemployment FB plan in X/XXXX. 3rd party XXXX called in on X/XX/XX informing that the borrower decided to retire and has started to receive retirement income and wanted to apply for a mod. FB plan was completed in X/XXXX. Borrower entered into a X month trial plan in X/XXXX effective XX/X/XX. Trial plan was completed and loan was modified effective X/X/XX. Mod was processed in X/XXXX. Loan transferred servicing in X/XXXX. Last contact was on X/XX/XX, borrower called to inquire if the new servicer does biweekly options and was advised they do not.

REASON FOR DEFAULT: Borrower unemployment, fixed income - borrower retired.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes on X/XX/XXXX indicate that the borrower took out a construction loan to repair the home. No details regarding damage or repairs provided. Property verified as owner occupied on X/XX/XXXX.
433243803	XXXX 24M PHCH	6/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower, who paid through the website between X/XXXX and X/XXXX. Borrower has paid through the IVR system since X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243088	XXXX 24M PHCH	5/26/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower defaults on a repayment plan (details not provided). No other loss mit activity was noted. X/XXXX Borrower calls in with questions about a rate change letter. X/XXXX An insurance premium refund is being discussed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to discuss the account.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584961	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes XX-month repayment plan X/X/XXXX with payments of $XXX.XX beginning X/X/XXXX. Borrower inquired about payment X/XX/XXXX; stating husbands work is going through BK. Borrower called to schedule payment X/XX/XXXX and X/XX/XXXX. Last borrower contact X/XX/XXXX to make payment. Plan confirmed kept X/XX/XXXX. Loan confirmed reinstated X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243501	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX stating that she just got a new roof put on the home and trying to add this to tax payment and wanted to fax over the information. NSF was processed in XX/XXXX due to account closed; borrower provided a new routing account number. Borrower inquired about escrow refund she received in X/XXXX and was advised that she over paid the escrow and sent the excess funds back to her; borrower also stated that she wanted to start paying the roof taxes that she knew were upcoming, was advised that once the tax information is received she can start paying from there. Escrow analysis statement was sent on X/XX/XX and X/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in XX/XXXX that she got a new roof put in the home.

433242317	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584897	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to curtailment of income. Borrower stated X/XX/XXXX on disability; hasn't been working the last X-months. Borrower stated X/XX/XXXX husband was out of work. Borrower requested cease & desist XX/XX/XXXX. Borrower indicated excessive obligations XX/XX/XXXX. Borrower stated XX/XX/XXXX not working due to injury. Hardship continued through contact history. Borrower stated X/XX/XXXX is XXXX

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433242425	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to verify ACH set up on the loan. Borrower also called in X/XXXX to inquire about escrow refund iao $X,XXX and was advised that the account was only showing a refund for X/XXXX and that there were no additional refunds on the account. Escrow analysis statement was sent in XX/XXXX. Annual PMI disclosure was sent in X/XXXX. Last contact was in X/XXXX, borrower wanted to know why there was a balance added on the loan and was advised balance was due to interest on corporate advances. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242498	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and in X/XXXX. Borrower made monthly payments through the IVR system, and reported a XXXX impact through the website in X/XXXX. Servicer approved a fresh start repay plan that month. Borrower confirmed ability to resume monthly payments in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245083	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. 3rd party inquired about fee balance X/X/XXXX. Borrower inquired about tax form X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242903	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since X/XX/XXXX payment status inquiry. Non-obligated spouse called X/X/XXXX regarding escrow increase, servicer advised unable to speak to her without written authorization.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244861	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact. There are X contacts with unauthorized daughter who confirmed checks were in the mail, last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433244207	XXXX 24M PHCH	5/19/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been XX days delinquent in the last XX months. Borrower has not been very cooperative with the seller over the last X years and refuses to indicate the RFD. Last contact XX/XX/XXXX regarding payment. Borrower brought account current XX/XXXX and loan has been paid as agreed since that time.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432584738	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX inquiry to confirm ACH setup with new servicer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242037	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about collection call X/XX/XXXX. Borrower asked about insurance X/XX/XXXX. Borrower inquired about escrow review XX/X/XXXX. Borrower advised of insurance options XX/XX/XXXX; advised of lender-placed insurance. Borrower called with insurance agent X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244309	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact with borrower on XX/XX/XXXX, borrower scheduled payment, was advised account was current. Borrower stated she made payment on XX/XX/XXXX, but funds have not be drawn from her account yet, was advised that payment was returned due to no account, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242118	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and scheduled three months of payments in X/XXXX and in X/XXXX. Borrower gave a promise to pay by phone in X/XXXX, and to begin paying on an escrow shortage. Borrower made a promise to pay in X/XXXX, and paid by phone in X/XXXX and in X/XXXX. Borrower made a phone payment in XX/XXXX and scheduled two months of payments in X/XXXX. Borrower scheduled three months of payments in X/XXXX, and sent in proof of taxes paid in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433241997	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit noted. There has been limited contact with borrower. Borrower on X/XX/XXXX wanted to know if their loan will be paid off by insurance company since retired. Servicer advised no. Last contact XX/XX/XXXX borrower wanted to know if servicer refinances, servicer advised no.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
432584768	XXXX 36M PHCH	7/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243758	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about next due date X/X/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243873	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Only occasional contact is recorded. Communication is limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/XX/XXXX with an unauthorized party (son) calling in to make a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244894	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/X/XXXX, the borrower calls in to discuss a XXXX and request loss draft info.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/X/XXXX Borrower calls in and reports that there has been a XXXX in the property and the tenants have moved out, loss draft details are being discussed. No specifics/details are provided. No further mention of the claim was noted.
433242455	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX, called to discuss loan and promise payment. X/XX/XXXX third party made payment on loan. Last contact X/X/XXXX, called to discuss loan.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432585398	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted an unemployment forbearance plan in XX/XXXX. Borrower finished the plan in X/XXXX, and declined a modification review. Borrower was able to maintain payments, but could not reinstate the arrears, and applied for assistance in X/XXXX. Servicer approved a X-month trial mod plan that month. Borrower verified the plan status and due date in X/XXXX, and co-borrower verified plan completion in XX/XXXX. No further contact. The modification was completed in XX/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Co-borrower unemployment for three years, then had a stroke in X/XXXX and is no longer working

FORECLOSURE: Referred X/XX/XXXX, then placed on hold for loss mitigation. Modification was completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242702	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for the last XX months. Some payments made after the grace period and borrower has never responded to any collection efforts.

REASON FOR DEFAULT: No borrower contact, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243932	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Sporadic dialer attempts in XXXX, and in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244377	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX Borrower calls in to discuss a tax form. The only other contact recorded was on X/X/XXXX, borrower calls in to discuss the account (no specifics noted).

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244455	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. No Loss Mit activity found.

REASON FOR DEFAULT: No payment default. Unknown what prior RFD is.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433244171	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244841	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Dialer attempts made in X/XXXX and in X/XXXX. Borrower verified insurance coverage had cancelled in X/XXXX, then began paying through the website. Only other contact was a phone payment in XX/XXXX. Subsequent payments have been made through the website

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433242556	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244771	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statements were sent in XXXX and XXXX. Annual PMI disclosure letter was sent in X/XXXX. MI appears to have been cancelled as noted in X/XXXX; borrower qualified for MI removal. Minimal contact is noted; borrower called in X/XXXX stating that he needed to access the web to complete the XXXX questionnaire, no additional details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242376	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Notes indicate that this is an ARM loan, multiple Arm interest change notifications have been sent. Escrow analysis statement was sent on X/XX/XX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958515	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and verified LPI coverage; borrower also set up auto-draft payments to begin the following month. NSF payment in X/XXXX, and borrower reported a XXXX hardship in X/XXXX. Servicer approved a FB plan and suppressed credit reporting. Borrower made several phone payments in X/XXXX, and a single phone payment in X/XXXX. Borrower continued to make monthly payments through X/XXXX, but servicer applied the payments to suspense due to the loan status on the account. All funds were applied on X/XXXX after plan expired, per system logic, payments were not effective dated. Borrower reactivated auto-draft payments in X/XXXX.

REASON FOR DEFAULT: XXXX impact, reduced work hours/income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242612	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, and requested a payment history in XX/XXXX. Borrower verified pending escrow changes in X/XXXX, and asked about insurance in X/XXXX. XXXX incentive applied in XX/XXXX. Borrower asked about the deferred principal in X/XXXX; no further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243098	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in XX/XXXX and X/XXXX. Borrower calls in to schedule payments on the loan. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242345	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested interest paid X/XX/XXXX. Borrower stated X/XX/XXXX had someone working on roof and got hurt; requested insurance information. Borrower inquired about property taxes X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243933	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to discuss the account, no further details were noted. The notes indicate the borrower is deceased. The loan was fully reinstated in XX/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD noted as due to the borrower being deceased. No recent indication of ongoing hardship.

FORECLOSURE: The notes indicate the property was in foreclosure prior to being reinstated in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585052	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower requests assistance, an unemployment FB plan is accepted. XX/XXXX A FLEX mod is approved on the account with a X month trial period. X/XXXX Trial period is completed and mod is finalized. Since the mod the account has been kept current. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Borrower lost their job.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585290	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer discussed loss mit option on X/XX/XXXX, servicer never received a workout packet. Authorized 3rd party called in XX/X/XXXX called in and discussed options, as of XX/XX/XXXX servicer received an incomplete workout packet. Comments on XX/XX/XXXX indicate borrower was offered a trial STIP plan, date offered unknown. Plan failed XX/XX/XXXX. Servicer offered a new plan on XX/XX/XXXX with payments of $X,XXX.XX from X/XXXX to X/XXXX. This plan was completed and loan modified in X/XXXX, due date rolled from X/XXXX to X/XXXX. Last contact XX/XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242547	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, making payment and refusing any type of loss mitigation. RFD on X/XX/XXXX, illness of co-borrower. RFD on XX/XX/XXXX, pay period. Last contact X/XX/XXXX, stating had not received monthly statement but would be making a payment later that day. Payment was NSF, no account.

REASON FOR DEFAULT: Borrower has provided X RFDs, illness of co-borrower and pay periods.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432584786	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower since X/XXXX has been stating issues but was never offered a workout. Borrower on X/XX/XXXX stated will pay extra funds until current; plan kept and loan brought current in X/XXXX. Borrower on X/X/XXXX stated they need no XXXX assistance. Last contact X/X/XXXX servicer completed welcome call and went over loan details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242324	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for account inquiry or phone payment. Last contact X/XX/XXXX for website assistance.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584789	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX inquiry about tax bill.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243648	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled three months of payments in X/XXXX, and again in X/XXXX. Borrower verified payment drafting date in XX/XXX and scheduled another three months of payments. Payment pattern continued. Borrower asked about how to remove her son and daughter from the deed in X/XXXX; servicer response was not provided. Borrower scheduled three months of payments in X/XXXX, scheduled a single future payment in X/XXXX, and scheduled another three payments in X/XXXX and in XX/XXXX. Borrower changed insurance carriers in XX/XXXX, and asked whether LPI covered liability insurance in X/XXXX. Borrower changed a scheduled payment draft date in X/XXXX, and asked about HOI and LPI coverage in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243408	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and verified payment receipt in X/XXXX. Borrower also gave a promise to pay in X/XXXX. Servicer was calling borrower each month due to grace period expiration prior to payment receipt. Borrower gave promises to pay in XX/XXXX and in X/XXXX. Last contact was a promise to pay through XXXX in XX/XXXX.

REASON FOR DEFAULT: Borrower health issues, furnace repairs. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242535	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about credit reporting in X/XXXX, and change the bank account on the auto-draft payments. Borrower requested website password assistance in X/XXXX, and requested a copy of a prior modification (XXXX) in X/XXXX. Borrower asked about servicer participation with state-sponsored payment assistance in XX/XXXX, and asked about the short sale process in X/XXXX. Borrower discussed a payment change in X/XXXX. Borrower discussed the interest rate from the XXXX modification in X/XXXX, and confirmed taxes were paid in X/XXXX. Borrower asked about XXXX options in XX/XXXX; servicer was not offering assistance at the time. Borrower verified payment receipt in X/XXXX, and asked about prior modifications again in X/XXXX. Borrower confirmed the payment amount in X/XXXX.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244378	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired about cancelling PMI as of XX/XX/XXXX, cancellation request review letter sent to borrower as of XX/XX/XXXX, request denied as of XX/XX/XXXX due to not receiving funds necessary to meet qualifications to cancel PMI. Borrower requested XXXX deferral as of XX/XX/XXXX, was advised she would need to apply to get deferral. Borrower inquired once more of XXXX relief options in XX/XXXX, was advised no specific XXXX options, but there were normal loss mit processes, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432585400	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, but servicer was not able to take partial payments over the phone. Borrower made a phone payment in X/XXXX, and promised to pay in X/XXXX. Borrower made a phone payment at the end of the month in XX/XXXX, and declined a repay plan as not affordable. Servicer solicited a trial mod plan in XX/XXXX, and borrower scheduled the first trial payment that month. Borrower scheduled the remaining trial payments in XX/XXXX, and requested a notary referral for mod execution in X/XXXX. Borrower verified receipt of mod documents in X/XXXX. No further contact. The modification was completed in X/XXXX, and loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower surgery, hospital bills

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244788	XXXX 24M PHCH	6/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. No borrower contact noted. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
433242669	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in X/XXXX wanting to know if the payment was sent for insurance and was advised of the insurance payment. Escrow analysis statements were sent in X/XXXX and X/XXXX. Co-borrower was advised on X/X/XX that the insurance policy on file showed an expiration date of X/XX/XX. Last contact was on X/X/XX, co-borrower called for insurance inquiry, call was transferred to the insurance department. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585380	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer had received a workout packet and approved a MOD, STIP plan was for payments of $XXX.XX starting X/X/XXXX to X/X/XXXX. This plan and offer broke X/XX/XXXX as borrower never responded to offer. Servicer offered a Flex MOD X/XX/XXXX which borrower accepted X/XX/XXXX. STIP plan was for X months starting X/X/XXXX; plan was completed. Loan was modified in X/XXXX, due date rolled from X/XXXX to XX/XXXX. There was a delay in the modification as documents were sent to incorrect address. Last contact X/XX/XXXX borrower made a payment over the phone.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584678	XXXX 36M PHCH Gap	6/15/2021	5/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XXX/XXX notification from borrower that coborrower is deceased, no hardship indicated.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242326	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584854	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX, and borrower made a phone payment that month. Borrower confirmed her financial status was unchanged in X/XXXX, and made a phone payment in X/XXXX. Borrower started employment at the end of X/XXXX, and applied for additional assistance in X/XXXX. Servicer approved a trial mod plan that month, and borrower confirmed receipt of the first plan payment in XX/XXXX. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and borrower verified auto-draft payments would continue in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower unemployment from X/XX/XXXX to X/XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242885	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to verify the remaining balance of the loan and was advised of $XXX,XXX UPB. $XXX,XXX. Last contact was in XX/XXXX, borrower requested a mod agreement and assistance review decision notice; docs were sent to the borrower on XX/X/XX. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433245138	XXXX 24M PHCH	5/27/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested website assistance with a password reset in X/XXXX. Servicer made dialer attempts until borrower set up auto-draft payments through the website in XX/XXXX. Only other contact was in X/XXXX regarding a tax payment dispute regarding the village tax.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244965	XXXX 24M PHCH	5/23/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Comments indicate borrower calls in and make payments over the phone. Last contact was X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244025	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to change ACH XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242835	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Borrower on X/XX/XXXX called in and made a payment over the phone for $XX,XXX.XX which covered the X/XXXX through X/XXXX payments; nothing further discussed. Last contact X/X/XXXX borrower called in the get their password reset for the website.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433243058	XXXX 24M PHCH	6/4/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called inquiring if borrower could have him kicked out of property, was advised that since his name is on the loan, he has the same rights to the property as she does.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242873	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been very responsive. No loss mit activity noted. XX/XXXX Borrower returns a collection call and makes payment arrangements. The only other contact was on X/XX/XXXX, borrower calls in to discuss the account status.

REASON FOR DEFAULT: X/XXXX Excessive bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244085	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised of balloon payment due on XX/XX/XXXX. Borrower requested a copy of her note. Borrower advised that she was unable to pay off loan on XX/XX/XXXX. Servicer advised borrower to apply for assistance. Completed financial packet received on XX/XX/XXXX. Workout denied in XX/XXXX but details of denial are not noted. Last contact on XX/XX/XXXX, servicer advised notice that the taxes were not paid, borrower advised that she paid them via money order and would find a copy of it and send proof to the borrower. Servicer also advised that the loan matured and there no options to extend the maturity date.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
433241917	XXXX 24M PHCH	5/15/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding a delinquency reported on their credit recently and was advised to submit a dispute to the credit bureau. The history shows the loan rolled XX days past due briefly in X/XXXX. No further contact with the borrower and the loan has remained current since that time. The borrower has been in frequent contact and has declined workout options multiple times in the past. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242749	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with frequent contact throughout XXXX for payments made after late charge date. Borrower inquired if coborrower could be removed from account XXXX XXXX due to divorce. Borrower currently pays through IVR, last contact X/XX/XXXX.

REASON FOR DEFAULT: Divorce

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242323	XXXX 24M PHCH	5/1/2021	3/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. Little contact with borrower, ATP calls to make payments or get assistance with website. Servicer has received the BK final account in X/XXXX so BK is near discharge. Loan has been current for XX months.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XX/XXXX. POC filed in X/XXXX. Final Account and Report was filed X/XX/XXXX.

PROPERTY: Second home, owner occupied.

433243511	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm insurance paid X/XX/XXXX and again X/XX/XXXX. Borrower called X/XX/XXXX to confirm property listed as single family dwelling. Servicer confirmed X/XX/XXXX insurance premium paid. Borrower inquired about interest rate on loan X/XX/XXXX; requested tax form.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584742	XXXX 36M PHCH	10/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242886	XXXX 24M PHCH	5/24/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to schedule auto-payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585152	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower's bankruptcy XXXX gave consent to servicer to discuss retention options with borrower in X/XXXX. Borrower gave monthly promises to pay between XX/XXXX and X/XXXX. Borrower declined payment assistance in X/XXXX, and reinstated the account. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower confirmed an escrow refund was pending in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, family member illness

FORECLOSURE: Timeline was not provided. Sale was scheduled for X/XX/XXXX, but borrower reinstated in X/XXXX. Referred X/X/XXXX

BANKRUPTCY: Filed in XXXX, chapter XX. Unable to determine when relief was granted. Case was discharged XX/XX/XXXX

PROPERTY: Owner occupied
433243986	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and has been in regular contact with the servicer. The borrower requested a deferral in X/XXXX but requested the workout be closed in XX/XXXX. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to timing of paychecks. Also noted in X/XXXX as due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242387	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. X payments were returned in X/XXXX due to NSF but borrower was able to replace the payments. Borrower stated on X/XX/XX that the set up ACH had the wrong account number. Last contact was on X/XX/XX, borrower stated that he enrolled in ACH twice but the bank told him that there was no drat attempt for the month of XXXX, borrower was advised that it's important to designate the account as a savings account and not checking account; borrower explained that he's not an authorized signor on the account and would call back with XXXX. No further details. Loan is current.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243916	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding no credit bureau reporting due to prior CHX BK. Servicer attempted review of borrower financials X/XXXX but closed loss mit due to borrower not providing needed documents. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: NO FC activity noted

BANKRUPTCY: Prior CHX BK noted in comments. No details provided

PROPERTY: Property is a second home. No issues noted.

433243697	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244069	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and X/XXXX, and in XX/XXXX. Borrower notified servicer of an error in the address in X/XXXX, which needed to be corrected for insurance purposes. Borrower also made a phone payment in X/XXXX and requested a password reset in X/XXXX. Borrower made a phone payment again in X/XXXX, and gave a promise to pay in X/XXXX. No further contact. Subsequent payments made through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242171	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of cure amount for lien, borrower thought they sent his bill pay, but when checked his bank account only shows a payment of $XXX on XX/X/XXXX. No other details regarding lien provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244752	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with an authorized third party calling about who their homeowners insurance is with. This is the only contact notated with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432585508	XXXX 36M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since X/X/XXXX request for website assistance, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244144	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has made numerous dialer attempts over the last X years with no direct contact with the borrower noted. Loan has been paid as agreed over the last X years and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
433243836	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433245004	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX ACH request and X/X/XXXX confirmation of ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243301	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244503	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer notes receipt of a dispute letter on XX/XX/XXXX, borrower disputing how payments were applied. As of XX/XX/XXXX servicer notes all correction completed and dispute resolved. No loss mit has been offered. Limited contact on loan, last contact was on X/XX/XXXX when servicer spoke to authorized 3rd party who confirmed the XXXX was mailed. Nothing further discussed.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584602	XXXX 36M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585537	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The hardship for the Mod was loss of income. The borrower was approved for a Mod that was processed in XX/XXXX. The loan was referred for foreclosure prior to the Mod with no details provided. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: The loan was referred for foreclosure prior to the Mod

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242335	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised XXXX XXXX that non-obligated spouse is deceased. Account is performing for the last X years with regular ongoing contact for phone payments, last contact X/XX/XX.

REASON FOR DEFAULT: Family death

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243904	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. Contact with borrower limited, last contact in XX/XXXX was to discuss loss draft. Borrower was XX days delinquent in X/XXXX but there was no contact with borrower. Loan was current before that and has been current since X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XXXX. POC filed in XX/XXXX was for $XXX,XXX. In X/XXXX court ordered a secured claim of $XXX,XXX with $XX,XXX unsecured, order also modified the loan to X.XX% for XXX mos at P&I of $XXX.XX - these are the current terms being serviced. Borrower had also filed BK in XXXX, details not known.

PROPERTY: Investment, non owner occupied. In XX/XXXX borrower contacted servicer about a loss claim, getting inspections done. Copy of loss draft dated X/XX/XXXX for $XX,XXX. DOL was X/XX/XXXX. PH shows no amounts in restricted escrow. BPO dated X/XX/XXXX shows no visible damage or repairs necessary. No inspection results in loan file.

433243346	XXXX 24M PHCH	5/16/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower stated was retired in XX/XXXX and had to wait on funds. Borrower requested that due date be changed per notes on XX/XX/XXXX, original due date was on the 1st of each month and servicer changed date to the XXth of each month as of XX/XX/XXXX. Borrower stated she would still be making payments on the last day of the month per notes on XX/XX/XXXX. Borrower and servicer discussed hardship programs per notes on XX/XX/XXXX but specific details not provided. Borrower wanted to know if the due date could be changed to the last day of the month on XX/XX/XXXX. Does not appear that the request was granted and borrower stated on XX/XX/XXXX, she was frustrated that the servicer calls her every month for payment and she has told them that she gets paid at the end of the month and can not pay before. Last contact on XX/XX/XXXX with authorized 3rd party, payment set-up to draft on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, retired and now only get paid once per month. RFD per notes on XX/XX/XXXX, XXXX. Borrower did not give specific details.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433245017	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX for payment inquiry and was advised that payment was pending. Escrow analysis statement was sent in X/XXXX and step rate notification was sent in XX/XXXX. Last contact was in X/XXXX, borrower called in for web assistance.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242026	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for phone payment, no hardship noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was filed on unknown date in XXXX, discharged X/X/XXXX without reaffirmation.

PROPERTY: Property is owner occupied. No property issues noted.

433242031	XXXX 24M PHCH	6/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Mod granted in XX/XXXX but as of XX/XX/XXXX, the borrower stated that she could not afford the modification because the payments were too high. Borrower requested that assistance be reviewed again; servicer advised that the PI would be lower with mod but that PITI is required for mod to be granted. Borrower needed to have online password reset in XX/XXXX. Last contact on XX/XX/XXXX, borrower called to get information about an assumption. Servicer advised that they will only grant assumptions if the borrower passes away.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, just released from the hospital.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner-occupied per notes on XX/XX/XXXX.

432584566	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer received a workout packet on X/XX/XXXX. Workout denied X/XX/XXXX as loan current. Servicer received a workout on XX/X/XXXX, as of XX/XX/XXXX a MOD was approved, STIP plan was for X months from X/XXXX to X/XXXX. Plan completed an loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower made a payment over the phone.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244647	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX when borrower requested a website password reset. Borrower pays each month through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244211	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in default in XXXX and was referred to FC X/X/XXXX. First contact with borrower X/XX/XXXX. RFD borrower's sister past away in XX/XXXX. Sister was living in the property and was making the payments. Workout started, FC on loss mit hold. Approved for mod, executed mod agreement received X/XX/XXXX and mod processed on system X/XX/XXXX. FC was cancelled. Loan has been current since mod.

REASON FOR DEFAULT: Death of sister

FORECLOSURE: Referred to FC X/X/XXXX, delay for missing AOM. Title issue identified and resolved. Put on loss mit hold X/X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Unknown since sister died.

TITLE ISSUE: Unreleased prior mortgage from XXXX also legal description on deed and mortgage don't match. Title claim sent X/XX/XXXX. Title curative letter dated X/XX/XXXX offering indemnity.

433242013	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower confirmed ACH draft. ACH was changed to the XXth of the month on XX/X/XXXX. Work out assistance was last active in X/XXXX when account was brought current.

REASON FOR DEFAULT: No recent RFD provided for slow payment. Prior RFD was noted on XX/XX/XXXX as serious medical condition which caused borrower's inability to work at this time.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Property condition was not provided in comments.
432583573	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower applied for mod assistance in X/XXXX, and co-borrower was advised of missing loss mit documents in X/XXXX and in XX/XXXX. Servicer approved a X-month trial mod plan in XX/XXXX, and co-borrower confirmed receipt of mod documents in X/XXXX. The modification was completed in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower requested a payment reversal and fee waiver in X/XXXX, as funds were applied to principal only in X/XXXX, instead of to a payment.

REASON FOR DEFAULT: Divorce, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied. Co-borrower filed an insurance claim for hail damage on DOL X/XX/XXXX. Funds iao $X,XXX were endorsed at a local branch in X/XXXX, claim was not monitored due to loan status.
433242284	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about increased payment X/XX/XXXX due to escrow shortage. Last contact X/XX/XXXX borrower called with financial advisor.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242190	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse made a phone payment in X/XXXX and scheduled three future payments. Spouse did the same in XX/XXXX, in X/XXXX and in X/XXXX. Spouse then began to call in every two months to schedule payments. Last contact was in X/XXXX when spouse scheduled payments through X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585209	XXXX 24M PHCH	8/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/X/XXXX plan kept. Borrower affected by government shutdown. Servicer notes receipt of borrower financials X/XX/XXXX, however incomplete. Cease and desist noted X/XX/XXXX. Borrower hardship noted X/X/XXXX due to son in school, having family emergency due to car accident. Stip to Mod approved XX/X/XXXX. Plan confirmed kept XX/XX/XXXX. Mod workout booked X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
432585282	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod XX/XX/XXXX with payments of $X,XXX.XX staring X/X/XXXX. Borrower confirmed accepted trial plan XX/XX/XXXX. Borrower called to schedule X-payment X/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/XX/XXXX. Servicer notes X/XX/XXXX borrower failed to return executed agreement. Borrower stated X/XX/XXXX scheduled apt with notary to sign final Mod docs. Mod workout booked X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242793	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested online password to be reset, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244349	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower confirmed payment X/XX/XXXX. Borrower inquired about partial release X/XX/XXXX. Packet for partial release confirm received X/XX/XXXX. Workout denied XX/X/XXXX. Borrower disputed processing fee for payments XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244131	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been cooperative with the servicer with limited contact over the last X years. Most recent contact X/XX/XXXX regarding payment. Comments indicate borrower draws fixed income. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433242174	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX indicating that his payment is to high and wanted to find a cheaper insurance and if he can't find a cheaper insurance he wont' be keeping the property and will give up the property, borrower was advised of LPI. Borrower explained that his wife passed away (in XX/XXXX) and he is the only one making the payment, has no help. Borrower called in X/XXXX to discuss escrow removal, will be paying his own insurance. Escrow account removal notice and escrow payment change information were sent in X/XXXX. Borrower inquired about payment increase in X/XXXX and was advised that there was still escrow shortage on the account and will have to request refunds from the insurance carriers to apply back to the shortage amount if he wants the payment to decrease; borrower stated that he would not be sending in anything. Escrow payment change notification was sent in X/XXXX. Last contact was in X/XXXX, borrower called in to discuss escrow balance still owing on the loan, also expressed concern about paying off the loan by the maturity date, also requested XXXX sent to his mailing address.

REASON FOR DEFAULT: Loan is current but the borrower stated that his wife passed away (in XX/XXXX) and he is the only one making the payment and has no help.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243695	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX XXXX, borrower made contact to reinstate XXXX XXXX but did not provide a hardship or discuss loss mitigation. Account is performing since cured with no ongoing contact since X/X/XXXX phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244105	XXXX 24M PHCH	6/2/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about status of refund for double payment she made earlier in the month, was advised that request for refund was submitted and issue would be escalated and borrower can follow up the next day. Refund was completed on XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585263	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower requests loss mit assistance. XX/XXXX A trial mod is accepted. X/XXXX Final mod is completed. Since the mod the account has been kept current. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Wife went back to school and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244949	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and X/XXXX, and requested a due date change in X/XXXX; servicer provided the per diem interest required for the change. Borrower continued to make monthly phone payments through XX/XXXX, and gave a promise to mail the payment in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower is on fixed income. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585231	XXXX 36M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244586	XXXX 24M PHCH	6/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX, X/XXXX, X/XXXX to schedule the monthly payments. Escrow analysis statement was sent in X/XXXX and X/XXXX. Last contact was in XX/XXXX, borrower called in for insurance information and stated that she received a refund from her insurance company; borrower was advised to contact the insurance company to find out what the refund was for. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433241893	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer completed a X month deferral on X/XX/XXXX. On X/XX/XXXX borrower and servicer discussed further XXXX assistance which borrower declined since offer was a repayment plan. No further assistance has been offered. Last contact was on XX/XX/XXXX when borrower promised a payment via online by end of week.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433245025	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Dialer attempts most months until borrower made a phone payment in X/XXXX and a promise to pay through the mail in X/XXXX, and in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584683	XXXX 36M PHCH	6/15/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for account inquiry or phone payment. Last contact with authorized third party X/XX/XXXX regarding service transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584884	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower promised to pay at a local branch in X/XXXX and in X/XXXX. Borrower submitted documents for a loss mit review in X/XXXX, and servicer approved a trial mod plan. Borrower accepted the plan in X/XXXX, and confirmed receipt of the modification documents in XX/XXXX; the modification was completed that month. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244012	XXXX 24M PHCH	5/27/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about the grace period to avoid late charges in X/XXXX, and made a phone payment in X/XXXX and in X/XXXX. Borrower didn't make another phone payment until X/XXXX. Borrower scheduled two future payments in X/XXXX, and made a phone payment in X/XXXX. Borrower asked about bi-weekly payments in X/XXXX, and scheduled future payments again in XX/XXXX and in X/XXXX. Borrower made a phone payment in X/XXXX and also made a curtailment, and set up future payments again in X/XXXX. Borrower verified a payment was pending in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242622	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX and declined auto-draft payments. Borrower also made a phone payment in X/XXXX. No further contact. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432585318	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Successor in interest (XXXX) declined payment assistance in X/XXXX, and gave a promise to pay in X/XXXX. SII declined assistance again in X/XXXX, and reinstated the account in X/XXXX. Loan has since remained current. SII requested a monthly statement in X/XXXX. Loan transferred servicing in X/XXXX, and SII verified the due date in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased. SSI started a new job

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy, unable to verify current condition
433245087	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact. Borrower inquired about payment fees XXXX XXXX and about XXX forms in XXXX XXXX and at last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245123	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts and messages left. Spouse and borrower scheduled two separate payments through phone payment in X/XXXX; servicer advised borrower to keep the loan current due to a previous modification. No further contact.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243187	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX, borrower works at hospital and has reduced hours due to shut down of elective surgeries. Timely payments resumed XXXX XXXX with no further contact except for X/XX/XXXX request to cancel ACH. No new hardship provided and account remains current with no further request for assistance.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242235	XXXX 24M PHCH	5/10/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and sent a payment through the mail in XX/XXXX. spouse gave a promise to pay in XX/XXXX, and borrower asked servicer to change the billing statement dates in XX/XXXX. Last contact was in X/XXXX when borrower said he hadn't received a statement and gave a promise to pay.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242858	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating not working due to XXXX. A deferral was approved for X payments; processed in X/XXXX and X/XXXX. Borrower also stated on X/X/XX that she would not be able to make payments due to tenants not working because of XXXX. Escrow analysis statement was emailed in X/XXXX. Last contact was on X/XX/XX, borrower called stating will continue to pay online, also advised that this is a rental property. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX and income reduction due to tenants not working also due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE: A water and sewer lien FC action by the XXXX was received in X/XXXX. The servicer paid the lien and the matter has been withdrawn; file closed.
433244089	XXXX 24M PHCH	5/21/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX request for website assistance. Borrower advised through website X/X/XXXX that no XXXX assistance was required.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585273	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No payments from X/XXXX until XX/XXXX. Borrower filed appeal for denied workout but no details. Borrower filed executive inquiry. Borrower has stated there's been a change in circumstance. Notes say "DIS BK NO RFD" and they note borrower not liable for debt, but only doc in file is notice that BKX was closed without discharge in XXXX. No RFD is captured during contact. Referred to FC X/XX/XXXX. Borrower submitted another workout request, RFD given then, income reduction due to work hours cut. Borrower accepted mod offer and put on repay plan X/XX/XXXX. Pmts made and final mod approved and docs mailed XX/XX/XXXX. Borrower returned signed mod, system updated X/X/XXXX. Loan has been current since mod completed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Referred to FC X/XX/XXXX.

BANKRUPTCY: Borrower filed BKX in XXXX and notes indicate it was discharged. Only doc found in file says case was closed without discharge. Before any contact servicer acknowledges borrower not liable for debt.

PROPERTY: Inspections verify owner occupied.

TITLE: FC Title search revealed an unreleased prior mortgage, sent for title claim, lien release was obtained and filed X/XX/XXXX.

433243431	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower advised bank was having technical issues and was concerned about payment coming thru. Payment was fine and had posted on the XXth. Borrower previously had ACH set up for the Xth of every month and changed it to the XXth on XX/X/XXXX. Servicer last made a Dialer attempt to contact borrower on X/XX/XXXX. No recent attempt to contact borrower.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432584971	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan in BKXX, case dismissed X/XX/XX. File was referred to FC X/X/XX and BKX was filed on X/XX/XX. Relief was granted in XX/XXXX. Borrowers entered into a X month trial plan effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX; FC file closed. Last contact was in X/XXXX, co-borrower called for web assistance. Loan is current

REASON FOR DEFAULT: Borrower illness, excessive obligations.

FORECLOSURE: File was referred to FC on X/X/XXXX. File was placed on BK hold effective X/XX/XXXX. FC resumed in XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: BKX was filed on X/XX/XXXX. MFR was filed X/XX/XXXX and relief granted XX/XX/XXXX. Prior BK chapter XX was filed on X/XX/XXXX, case dismissed X/XX/XXXX.

PROPERTY: Two loss draft checks totaling $XX,XXX were received in X/XXXX for Water damage that occurred on X/XX/XXXX. The first claim check iao $XX,XXX has been endorsed and mailed to the borrower as of X/X/XXXX. It appears that the second claim check iao $X,XXX appears to have also been approved for endorsement however, unknown if the funds have been mailed to the borrower. No details regarding repairs provided.

432585048	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX. Servicer solicited a trial mod plan in XX/XXXX, which borrower accepted in XX/XXXX. Borrower made a phone payment in X/XXXX and confirmed receipt of mod documents. Borrower made a phone payment in X/XXXX, and the modification was completed that month. Borrower verified auto-draft payments were scheduled for weekly withdrawals in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Spouse unemployment, car repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244550	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower's spouse Melissa stated in X/XXXX that she would make a payment online. Last contact was in X/XXXX, borrower called stating that he was on a list for FC and people were taking pictures of his house and was advised that loan is current and not delinquent or in FC. Borrower also wanted to know why servicer is not reporting to credit bureau and was advised that the loan is a discharged BKX and would need to reaffirm the debt for that to resume, borrower advised that he was doing a refinance; no additional details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX with no reaffirmation, no additional details provided.

PROPERTY: No property issues found.

433244426	XXXX 24M PHCH	5/27/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, confirming payment was received. No contact with the borrower after X/XX/XXXX, initially due to BK and then borrower has been unresponsive.

REASON FOR DEFAULT: No RFD.

FORECLOSURE: Active foreclosure that was on hold for the BK and then dismissed after the BK was discharged and loan was current.

BANKRUPTCY: X/XX/XXXX showing active BKXX, Case #XX-XXXXX, no filing date. Discharged X/XX/XXXX.

PROPERTY: No evidence of property damage.

432584763	XXXX 36M PHCH	7/2/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry to confirm how to make curtailments online.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242815	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower verified auto-draft set up in X/XXXX. XXXX curtailment applied in X/XXXX. Only other contact was in X/XXXX when a late fee dispute is noted, borrower advised they make their payment on the XXth (since XXXX) and "still received a late fee".

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244612	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about insurance being paid XX/X/XXXX. No further contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243029	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was in contact for phone payments in XXXX until switching to IVR payments XXXX XXXX. Account is performing for the last X years with no ongoing contact except for occasional escrow inquiries, last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243510	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX XXXX, borrower advised hardship was due to family member not doing well and declined to discuss retention options. Account remains current since cure XXXX XXXX with no ongoing contact since X/XX/XXXX phone payment. ACH setup was completed XXXX XXXX.

REASON FOR DEFAULT: Family illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Comment X/XX/XXXX states HOA has filed a foreclosure, if sale occurs they will take title subject to this mortgage, no further updates are noted. No HOA items are reflected on current title report.
433244804	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay through the website in X/XXXX, and asked about adding an insurance line to the escrow account in X/XXXX. Servicer approved the request in X/XXXX. Borrower made payments through the website, and noted a XXXX impact in X/XXXX but confirmed ability to pay. Borrower applied for payment assistance, which was declined in X/XXXX. Borrower continued to pay through the website, and asked about assistance options in X/XXXX. Co-borrower requested a X-month XXXX FB plan in X/XXXX, and applied for assistance. Servicer notified borrower of documents missing from the application in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower unemployed. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243518	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. 3rd party inquired about insurance payment X/X/XXXX. Borrower called X/X/XXXX to inquire about refinancing.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242140	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX and discharged in XXXX. Loan has been paid as agreed over the last X years and is current. Borrower has been cooperative with the servicer with last contact XX/X/XXXX regarding payment. Comments in XXXX indicate the borrower draws XXXX benefits and disability. He disputed the escrow account/refund in XXXX with servicer verifying the escrow info was correct.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX, converted to CHX and discharged with reaffirmation in XXXX.

PROPERTY: Property is owner occupied with no issues noted.

433243891	XXXX 24M PHCH	5/29/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Borrower on X/XX/XXXX called in and discussed escrow account and of taxes paid servicer advised taxes not paid. Servicer advised would need to request adding taxes to escrow in writing; as of X/XX/XXXX servicer received request. Borrower on X/XX/XXXX wanted to confirm receipt of request and advised taxes due X/X/XXXX, servicer advised take XX-XX days for review.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432584630	XXXX 36M PHCH	7/15/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until X/X/XXXX welcome call, no hardship is noted. Borrower inquired about escrow shortage X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244490	XXXX 24M PHCH	6/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted. XXXX disaster area noted X/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.

433244901	XXXX 24M PHCH	5/22/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, and verified payments each month through X/XXXX. Auto-draft payments were cancelled after NSF payments. Borrower changed insurance carriers in XX/XXXX, and made two escrow payments through phone payment in XX/XXXX. Borrower called about an NSF of an escrow amount in X/XXXX, and reported a XXXX hardship in X/XXXX but didn't request assistance and servicer didn't offer assistance. Borrower set up auto-draft payments again in XX/XXXX, to begin the following month; borrower has since maintained a rolling XX-day delinquency. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243222	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX. Borrower hardship noted X/XX/XXXX; less pay and job has stopped. Borrower inquired about escrow X/X/XXXX. Borrower inquired about escrow shortage XX/XX/XXXX. Borrower inquired about refinance X/X/XXXX. Co-borrower inquired about payments X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244034	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XXXX in XXXX XXXX with occasional contact for phone payment or account inquiry. Borrower was unresponsive to collection calls at the time of the delinquency, no hardship is noted and there is no contact since the cure XXXX XXXX except for X/XX/XXXX request for XXXX form.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244416	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and made a promise to pay. No further contact with the borrower and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is non-owner occupied investment property. No indication of damage or ongoing repairs.
433242129	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX, and verified the principal balance in X/XXXX. Borrower was trying to refinance in X/XXXX, and verified balance again that month. No further contact. Borrower pays through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245092	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party gave a promise to pay in X/XXXX and in XX/XXXX. The ATP verified insurance coverage in XX/XXXX, and verified a second lien on the account in X/XXXX. Servicer misapplied payments between the first and second lien; issue was corrected in X/XXXX. Borrower verified payment receipt in X/XXXX, and the ATP gave a promise to pay in X/XXXX and in X/XXXX. ATP requested an escrow line for insurance be added to the account in X/XXXX, and servicer agreed. ATP notified servicer of payment misapplication in XX/XXXX after funds had been sent for the escrow account only; payment application was corrected over the next two months. ATP verified payment receipt in X/XXXX, and requested servicer apply suspense funds to principal balance. Borrower also verified payment posting later that month.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432584986	XXXX 24M PHCH Gap	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: A flex mod was approved X/XX/XXXX, and the trial plan ran from X/X/XXXX through X/XXXX. Trial plan was completed and loan modified in X/XXXX, income documents were not required. In X/X/XXXX, borrower stated he received a bill from county stating servicer does not pay taxes. Servicer advised they do pay taxes, as of X/X/XXXX. Subsequent payments have been made through the website

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, unable to verify current condition
432585499	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to make payment by phone. Borrower requested total amount due X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244998	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for XX months. Borrower filed BKX in X/XXXX and servicer received discharge notice filed X/XX/XXXX. Servicer still shows the BKX is active as of X/X/XXXX but entries ask for BK to be completed if requirements have been met. Loan is current and there has been little contact with the borrower.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKX in X/XXXX, order of discharge filed X/XX/XXXX. Servicer still shows BK tasks active and open but unable to determine why, entries ask for BK to be completed if requirements have been met. Comments on XX/XX/XXXX reference an adversary action but then note that it is a different case number.

PROPERTY: Owner occupied

433242604	XXXX 24M PHCH	5/23/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment and agreed to check fee.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584546	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency until inquiry about escrow refund XXXX XXXX. Borrower declined to discuss loss mitigation and did not respond to mod solicitation until account was referred to foreclosure. Pre-approved trial accepted XXXX-XXXX XXXX, financials not required. Mod was not booked until XXXX due to delay in returned docs. Borrower has paid timely post-mod with no further contact since X/X/XXXX confirmation of payment received.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referred to foreclosure XXXX XXXX, title is clear, file closed prior to first legal.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied, no property issues noted.
432584724	XXXX 36M PHCH	6/15/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585564	XXXX 36M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584778	XXXX 36M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX service transfer inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243495	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made payments through the website through most of XXXX, but borrower made a phone payment in XX/XXXX. Borrower verified payment receipt in XX/XXXX, and requested a website password reset in X/XXXX. Co-borrower requested website assistance again in X/XXXX to make a payment online, and made a phone payment in X/XXXX after she was unable to pay on the website. Co-borrower verified payment receipt in X/XXXX and in XX/XXXX, and requested website password assistance in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585284	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584770	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584866	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance in X/XXXX, and servicer approved a X-month unemployment forbearance program. Borrower verified plan status in XX/XXXX, and applied for mod assistance. Servicer approved a trial mod plan in XX/XXXX, and borrower made a phone payment in XX/XXXX. Borrower made the final trial payment in X/XXXX, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and borrower asked about accepted payment forms in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower illness, medical procedure (back surgery), unemployment for X-X weeks

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244930	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower letting the servicer know their payment was mailed. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433243660	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the reason for the call not provided. Open communications with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432585181	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower accepted the plan offer and made a phone payment in X/XXXX. Borrower verified the loan status in X/XXXX, and asked about the mod doc status in XX/XXXX. Borrower continued to pay while servicer drafted documents, and the modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX and set up auto-draft payments. Borrower verified payment drafting in X/XXXX after a loan transfer in X/XXXX. Spouse notified servicer of borrower death in X/XXXX, and verified receipt of an online payment in X/XXXX.

REASON FOR DEFAULT: Borrower separated; borrower had stage X cancer and lost his job, causing reduced income (now only receiving SSI disability and long-term disability)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy; unable to verify whether spouse is occupying the property
433244713	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower. Borrower has not responded to any collection efforts. Borrower has only been XX days late once in the last XX months.

REASON FOR DEFAULT: No RFD available.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

433242935	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic XX-delinquent from missed payment XXXX XXXX through reinstatement in XXXX XXXX. Borrower was unresponsive to collection efforts throughout delinquency. Account remains current last XX months, no contact is noted in last X years. NSF XXXX XXXX due to change in bank accounts was replaced online prior to month end.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584695	XXXX 36M PHCH	6/15/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX regarding payment due after late charge date. Promise was kept to make payment prior to XXth day of delinquency, no hardship reason provided.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245120	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX opting out of the recast, which appear to be part of the modification. X/XX/XXXX borrower called to confirm homeowners insurance had been paid.

REASON FOR DEFAULT: No RFD

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242817	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower was X/X/XXXX, having trouble making payment online. Last contact with the borrower was X/X/XXXX, making payment.

REASON FOR DEFAULT: No RFD, loan has not been delinquent.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: X/X/XXXX borrower called for the loss draft department to send claim check. No information about damage. No further comments in servicing notes about insurance claim or damage. Copy of check for damages in servicing file is dated X/XX/XXXX for $XX,XXX.XX. Letter in servicing file dated X/XX/XXXX requests copy of check and claims worksheet from borrower. Servicer received documentation, and in letter dated XX/XX/XXXX returned endorsed check so borrower could begin repairs. No details on damage or if repairs are complete in servicing documents.

433242107	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about moving their ACH date. No additional contact noted.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433243831	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Limited comments which show no loss mit offered. Borrower on X/XX/XXXX called in and made a payment over the phone and on X/XX/XXXX borrower called in and was advised payment change will take effect X/X/XXXX.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433243208	XXXX 24M PHCH	5/29/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX An unauthorized party requests a payoff quote. No other significant activity was noted. No contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242439	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod from XXXX noted on XX/XX/XXXX with principal balance of $XX,XXX and deferred balance of $XX,XXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party stated they sent payment via bill pay in previous week iao $XXX, declined ACH and paperless.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243855	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. No dialer attempts.

REASON FOR DEFAULT: No default over the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585518	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Loan transferred servicing in X/XXXX. Borrower authorized his daughter-in-law, XXXX on the account, who set up auto-draft payments in X/XXXX. The daughter-in-law notified servicer of borrower death in X/XXXX, and requested application to become a successor-in-interest.

REASON FOR DEFAULT: No default. Borrower death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied, not able to verify current condition
432584669	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called and make payment by phone X/X/XXXX. Borrower inquired X/X/XXXX options to make payment. Borrower called to confirm payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585017	XXXX 24M PHCH Gap	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted as of XX/XX/XXXX, borrower missed 2nd trial payment as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, loan removed for loss mit as of XX/XX/XXXX per borrower request. Last contact on XX/XX/XXXX, other than making payments, borrower requested reinstatement quote. Loan reinstated on XX/XX/XXXX. No other loss mit activity noted.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: Loan approved for FC as of XX/XX/XXXX, Notice of Sale sent on XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, bid instructions completed as of XX/XX/XXXX, sale cancelled and FC closed as of XX/XX/XXXX due to reinstatement. Loan placed on FC referral hold for XXXX as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584909	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and X/XXXX. Servicer solicited a trial mod plan in XX/XXXX; borrower declined the offer in XX/XXXX, but accepted the offer in XX/XXXX and promised to make a trial payment at a local branch in XX/XXXX. Borrower made a trial payment by phone in X/XXXX, and verified plan status in X/XXXX. The modification was completed in X/XXXX, and borrower asked servicer to pay the insurance premiums that month. Borrower asked about loan assumption to a third party in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower made a phone payment in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, reaffirmation agreement signed by borrower X/X/XXXX.

PROPERTY: Owner occupied

433244363	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585047	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower until he made a lump sum reinstatement payment by phone in XX/XXXX. Servicer solicited a three-month trial mod plan in X/XXXX, but borrower didn't respond to the offer, and made a lump sum payment in X/XXXX to reinstate the account. No further contact, account has since remained current.

REASON FOR DEFAULT: Excessive obligations, borrower was out of the country in early XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433242008	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585135	XXXX 24M PHCH	7/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	SD	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower not eligible for a preapproved MOD. Borrower in X/XXXX indicated due to multiple issue loan defaulted. Borrower did send in a workout packet in X/XXXX which was denied for MOD due to income. Borrower reinstated loan in X/XXXX with a payment of $X,XXX.XX covering the X/XXXX through X/XXXX payments. Comments on X/XX/XXXX indicate borrower failed the trail STIP plan on a preapproved MOD, no further loss mit was offered. Since X/XXXX the only contact has been borrower calling in to make payments over the phone, with last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Loan referred to FC X/XX/XXXX, which was canceled X/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242097	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Original borrowers are divorced. Borrower reXXXXried and authorized spouse on account in X/XXXX. Borrower verified payment receipt in X/XXXX, and spouse requested payment assistance in X/XXXX. Servicer granted a verbal repay plan, and loan reinstated in X/XXXX. No contact since plan set up. Borrower set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: Spouse not working since X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584622	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244529	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower called in and discussed workout options with servicer. Appears a repayment plan was set up on X/XX/XXXX, details of the plan not noted. Repayment plan noted as completed on XX/XX/XXXX. No further assistance has been requested or offered. Last contact XX/XX/XXXX when borrower made a payment over the phone.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower filed a BK X XX/XX/XXXX which was discharged X/X/XXXX.

PROPERTY: NA

432585535	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. XXXX incentive applied X/XX/XXXX and X/XX/XXXX. Borrower inquired about interest paid X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to fraud on account.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244518	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Mortgage Insurance removed as of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed about payment amount and last disbursement to taxes and insurance. No other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584952	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower getting assistance logging in. The reason for was excessive obligations. A Mod was processed XX/XXXX. The loan was in foreclosure prior the completion of the Mod. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: The loan was in foreclosure until the Mod was approved.

BANKRUPTCY: No BK activity found

PROPERTY: There was Water damage XX/XX/XXXX iao $X,XXX with the borrower sending pictures to confirm the work has been completed. No inspection due to XXXX restrictions.

432582542	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; servicer advised that they would email financial packet and went over possible options. Does not appear financial packet ever returned to servicer. Last contact on XX/XX/XXXX, borrower wanted a lower rate. Servicer advised that they would need to refinance the loan for a new rate and that they would need to call a financial institution. Borrower also advised of total amount due.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, forgot to make payment.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433243176	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. 3rd party inquired about insurance payment XX/XX/XXXX. Borrower requested online access X/XX/XXXX. Borrower requested tax form X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244775	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243069	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Comment since XX/XXXX indicate that the borrower's social security number does not match IRS records. Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower called to advise that they made a payment via XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432585088	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower requested payment assistance in X/XXXX after servicer declined a deferment as investor didn't allow. Co-borrower declined a repay plan as not affordable. Servicer approved a trial mod plan in X/XXXX, which co-borrower accepted that month. Co-borrower made a phone payment in XX/XXXX, and verified the plan status in XX/XXXX. In X/XXXX, borrower was advised not to make a payment until the modification was finalized. The modification was completed in X/XXXX. Co-borrower made a phone payment in X/XXXX, and set up auto-draft payments to begin the following month. Loan transferred servicing in X/XXXX. Borrower called about a tax bill in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness, medical bills; both borrowers are on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243650	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Only occasional contact is recorded. Communication is limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585277	XXXX 24M PHCH Gap	5/1/2021	3/1/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Trustee has been making all payments since X/XXXX and account has been paid ahead or current last X years. No contact with the borrower has been noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity other than system activity to end any action initiated prior to BK filing

BANKRUPTCY: Borrower filed BKXX on X/X/XXXX . POC filed X/XX/XXXX for full amount due. Plan for XX months, trustee to make all payments. UPB CRAMDOWN from $XX,XXX.XX to $XX,XXX.XX per a stipulated agreement on XX/X/XXXX. Stipulation was approved X/XX/XXXX but by X/XX/XXXX no payments had been received. This agreement is null and void if the BK is dismissed or converted to BKX prior to completion. Stipulation doesn't state a first due date or maturity date explicitly. Order confirming the plan filed X/XX/XXXX. Servicer filed MFR X/XX/XXXX because no payments had been made yet and first payment was posted X/XX/XXXX.

PROPERTY: Owner occupied, no property issues noted.

433241907	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XXXX XXXX with a trial plan in progress, hardship is not noted. Mod was completed XXXX XXXX effective X/X/XXXX. Borrower has paid timely post-mod with occasional contact for payments made after late charge date, no further hardship details are provided. Last contact X/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244248	XXXX 24M PHCH	4/28/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244706	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX. No contact again until X/XXXX, when borrower made a phone payment and was advised of payment assistance options, if needed. Borrower gave a promise to pay again in X/XXXX. Borrower usually paid through the IVR, and mentioned a XXXX impact in X/XXXX. Servicer offered a X-month deferral beginning in X/XXXX, but only deferred two payments after borrower made a payment in X/XXXX. No further contact; borrower has continued to pay through the IVR. Last dialer attempt was in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243191	XXXX 24M PHCH	6/28/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. No direct borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585327	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with prior servicer was in X/XXXX. Borrower had a XXXX hardship but declined payment assistance. Borrower made a double payment to reinstate a XX-day delinquency in X/XXXX, and has since remained current. Borrower asked the new servicer about online payments in X/XXXX. Loan transferred servicing in late X/XXXX. Borrower has since paid through the website, making double payments in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: XXXX, furloughed from work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433243227	XXXX 24M PHCH	5/10/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations and usually makes payments by phone or via the servicer's IVR. The borrower agreed to a repayment plan in X/XXXX and successfully completed the plan in XX/XXXX, the terms of the plan were not noted. The loan has remained current since that time and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
432585184	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a Flex MOD on X/XX/XXXX, appears MOD failed for non payment. A workout packet was received X/XX/XXXX, servicer denied MOD in X/XXXX as X prior MODs approved and all failed. Servicer offered short sale. Borrower disputed MOD decision, servicer reversed their decision and offered a MOD on X/XX/XXXX, STIP plan was for X months starting XX/X/XXXX. Plan completed and loan modified in X/XXXX due date rolled form X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower made a payment over the phone.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Loan referred to FC X/X/XXXX, FC closed X/X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584934	XXXX 24M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Account was performing prior to default XXXX XXXX NSF, hardship due to excessive obligations. Borrower declined to discuss loss mitigation until request for assistance XX/XX/XXXX, hardship due to fraud/theft. Borrower is on fixed income of $XXXX/mo. Trial paid XXXX-XXXX iao $XXX/mo and account is current post-mod. Last contact X/XX/XXXX escrow analysis inquiry.

REASON FOR DEFAULT: Excessive obligations, bank account fraud

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244296	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested online access XX/X/XXXX. Borrower noted to be impacted by XXXX X/XX/XXXX; submitted online application for assistance. XXXX disaster area noted XX/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585092	XXXX 24M PHCH	7/1/2021	4/30/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse submitted estate documentation in X/XXXX, and applied for payment assistance in X/XXXX. Servicer approved a X-month trial mod plan that included an assumption, which borrower accepted in X/XXXX. Spouse verified the plan status in X/XXXX, and had questions about the assumption process. Spouse didn't receive the final mod documents in XX/XXXX, and servicer resent a new package. Spouse made a phone payment in XX/XXXX and in X/XXXX. Spouse sent evidence of HOI in X/XXXX. The modification and assumption were completed in X/XXXX. Borrower (spouse) asked about taxes in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower death on XX/XX/XXXX reduced household income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244929	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244611	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, and requested an escrow disbursement history in X/XXXX. Borrower updated the social security number in X/XXXX; servicer number was incorrect. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433244373	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244223	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. However, it appears only two payments were deferred per pay history, reason unknown. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he was impacted by XXXX and sought assistance.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432585056	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer completed a MOD review without an application, comments on X/XX/XXXX indicate borrower accepted the MOD offer. As of XX/XX/XXXX MOD canceled, reason canceled not noted. Second MOD offered X/X/XXXX, borrower declined on X/XX/XXXX. Borrower also declined XXXX assistance on X/XX/XXXX. No further loss mit discussed.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433241891	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: A modification was completed in X/XXXX. Borrower pays each month through the IVR system. Only contact was with authorized spouse in X/XXXX when she made a phone payment.

REASON FOR DEFAULT: No default in the past two years. Reason for XXXX modification is unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243007	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple NSFs noted between XX/XXXX and XX/XXXX, however loan remained current. No loss mit activity noted. No contact with borrower, last contact was with unauthorized third party wanting to schedule payment, was advised to send in certified funds for payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244142	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX, confirming payment was received. Last contact X/X/XXXX promising payment, which was kept.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585261	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about processed payment X/X/XXXX. Borrower concerned about delinquency letters X/XX/XXXX. Borrower stated X/X/XXXX trying to sell home. Borrower inquired X/XX/XXXX if able to reduce payment amount. Servicer approved Stip to Mod XX/X/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Servicer approved Mod workout XX/X/XXXX. Borrower confirmed receipt of Mod documents XX/XX/XXXX. Borrower had questions concerning escrow statement XX/X/XXXX. Borrower advised of service transfer X/XX/XXXX. Last contact X/X/XXXX borrower made payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584851	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan in active FC. Borrower passed away in XXXX and her son XXXX has assumed the loan. A X month trial plan was approved effective X/X/XX. Broken trial plan in XX/XXXX. XXXX XXXX called on XX/XX/XX stating that he was not able to make payment at the branch due to loan in FC status; was advised that the assumption/mod file was closed due to trial plan payment not received on X/X/XX, XXXX XXXX stated that he paid at the branch but did not have the receipt. It was determined on XX/XX/XX that the loan was eligible for activation into loss mit and XXXX XXXX was approved for re-entry because he stated that he was misinformed about being able to make the trial payment late. Workout was approved in XX/XXXX for a X month trial plan effective X/X/XX. RFD due to curtailment of income. Trial plan was completed in X/XXXX and loan was modified effective X/X/XX; FC file closed. Last contact was in X/XXXX, borrower called to schedule a payment.

REASON FOR DEFAULT: Curtailment of income and borrower death.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433244068	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, in X/XXXX and in X/XXXX. Borrower has continued to make monthly phone payments. Borrower also discussed the escrow account in X/XXXX and declined paperless communication. Last contact was a phone payment in X/XXXX, scheduled for X/X/XXXX (not reflected on the pay history).

REASON FOR DEFAULT: Reduced work hours, lost one of her jobs and was helping son financially

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244539	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244027	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and in XX/XXXX and XX/XXXX. Borrower made a phone payment in X/XXXX, and was waiting for a tax refund to make another payment. Two phone payments made in X/XXXX to reinstate the account. Borrower requested an escrow analysis copy in X/XXXX, and paid through the IVR system over the next few months. Borrower paid by phone in XX/XXXX and in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter X, discharged XX/XX/XXXX; no mention of reaffirmation. Case was terminated in XX/XXXX after Trustee Abandonment/No Asset report was filed

PROPERTY: Owner occupied

433242414	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts through XX/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585310	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with an update on the general status of the Mod and loan. The reason for was reduction of income. A Mod was processed XX/XXXX. The loan was in foreclosure prior to the Mod approval. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: The loan was in foreclosure prior to the Mod approval.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242378	XXXX 24M PHCH	6/3/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower their tax statement. There were no additional contact noted with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433245150	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about an insurance refund check.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242830	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243063	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584596	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in litigation status in X/XXXX; details were not provided, but notes mention a release of a lis pendens to resolve a title issue. A third party (spouse) made a phone payment in X/XXXX, and a modification was completed in X/XXXX. Spouse made a phone payment in X/XXXX, and scheduled another in X/XXXX. Spouse asked why the UPB was so high in X/XXXX, and servicer explained the deferred interest on the account. Spouse made a phone payment in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied

TITLE: A title search in X/XXXX noted liens/judgments to XXXX for $XXXX, to XXXX for $X,XXX,XXX, a XXXX for $X,XXX,XXX, XXXX for $X,XXX, XXXX for $XXX,XXX, XXXX for $XXX,XXX, and a XXXX for $XXX,XXX. The report also mentioned a lis pendens and a second mortgage. Notes show indemnification was applied to all of the items listed. Liens noted are jr to subject.
433242531	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested loan number X/X/XXXX. Borrower advised X/X/XXXX cancelled insurance; wanted to make payment towards shortage. Borrower requested payoff X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244851	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for the past XX months but borrower pays on the last day of the month almost every month. NSFs in XX/XXXX and XX/XXXX but made up in the same month but NSFs triggered demand letter on XX/XX/XXXX. Workout started but borrower was denied retention options. No RFD ever captured and loan hasn't actually been delinquent in past XX months.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied.

433243275	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said sent a payment to bring the account current and also agreed to set up another payment by phone. The borrower appears to be cooperative during noted conversations. the borrower has requested payment and wanted to be reviewed for a modification in X/XXXX but the workout review expired in X/XXXX. The loan has remained current during the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433245002	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite dialer attempts through X/XXXX. Borrower has paid through the website in XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242091	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated X payments XXXX XXXX and remains current for the last X years with no further contact since X/XX/XXXX phone payment.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244654	XXXX 24M PHCH	5/20/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242219	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and began paying through the IVR system in X/XXXX. Borrower verified the principal balance in X/XXXX. No further contact. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/X/XXXX, chapter X, discharged X/XX/XXXX; no mention of reaffirmation

PROPERTY: Owner occupied

433243095	XXXX 24M PHCH	5/11/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts. Borrower pays through the website, and has remained current since a double payment in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243738	XXXX 24M PHCH	5/5/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated through a phone payment in X/XXXX, and set up auto-draft payments to start the following month. Borrower made a phone payment in X/XXXX after an NSF payment earlier that month. Borrower confirmed a step rate change in X/XXXX, and changed the date of the auto-withdrawal.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244423	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. This is an ARM loan, several ARM rate/payment change notifications have been sent. Minimal contact is noted; borrower called in on X/XX/XX to inquire about credit reporting and was advised that loan is a discharged BKX and borrower would need to reaffirm the debt in order for the payments to be reported on credit.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX, no details provided.

PROPERTY: No property issues found.

433245108	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was current prior to filing BKXX in X/XXXX, was delinquent until X/XXXX when reinstated and has remained current since then. Only contact with borrower is to make payments, no RFD captured. BK remains active and loan remains current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in X/XXXX. Judge dismissed the case soon after filing for failure to file required schedules but the case was reinstated soon after that. POC filed in X/XXXX for full loan amount.

PROPERTY: Owner occupied

433244483	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX stating that she was trying to cancel her ACH payments but the system would not let her because the payment was scheduled for the next day; borrower explained that she just needed a few more days and could not make the full monthly payment because she was helping her father who has medical issues. Borrower was advised that if she needed assistance to make sure to send in the documents. NSF was processed on XX/XX/XX but borrower was able to replace the payment on XX/XX/XX. Last contact was in X/XXXX, borrower for insurance inquiry.

REASON FOR DEFAULT: Loan is current but the borrower wanted to cancel the scheduled payment in XX/XXXX because she was helping her father with medical issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243125	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they were affected by XXXX and that they would make payment via Billpay on XX/XX/XXXX.

REASON FOR DEFAULT: Death in family due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244956	XXXX 24M PHCH	5/16/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Borrower inquired about a tax bill he received X/XX/XXXX, servicer confirmed X/X/XXXX that the parcel did not belong to this property and mortgage and there has been no further contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245103	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243212	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243613	XXXX 24M PHCH	4/30/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history. Loan is current.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242366	XXXX 24M PHCH	6/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.

433243134	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments indicate limited contact with borrower. Borrower on XX/XX/XXXX stated that they made a payment discussed loan details and wanted to confirm that the extra funds for $XXX.XX were to be applied to escrow shortage. Servicer made a correction to place funds in escrow. Nothing further discussed and no loss mit offered.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244199	XXXX 24M PHCH	5/2/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about a payment increase in X/XXXX; increase was due to an escrow shortage, and borrower requested the insurance line removal. Servicer declined until the shortage was paid, but borrower refused and wanted to make only P&I payments. Borrower also declined a verbal repay plan that month. Borrower made a phone payment in X/XXXX, and declined a retention review in X/XXXX, as he continued to dispute the insurance issue. Borrower also asked about an insurance claim check endorsement, but didn't provide details. Servicer acknowledged the insurance line error occurred at the time of loan transfer, and removed the line in X/XXXX. Borrower continued to make monthly payments, and reinstated the account in XX/XXXX. Only other contact was regarding an insurance claim check in XX/XXXX; details were not provided.

REASON FOR DEFAULT: Servicer error with the escrow account

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243419	XXXX 24M PHCH	5/22/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested that her rate be lowered in XX/XXXX, servicer advised that they do not refinance loans. Borrower wanted to know, on XX/XX/XXXX, if she paid extra each month, where the extra money would be applied. Servicer advised of escrow and late charge balance. Last contact on XX/XX/XXXX, payment made via phone. Notes since XX/XXXX indicate that the social security number and name for the co-borrower does not match IRS records.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433243257	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, and requested a payoff quote in X/XXXX. Borrower's secretary submitted account authorization in XX/XXXX. In X/XXXX, the ATP wanted to send servicer proof taxes had been paid.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433243243	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment via the website but needed a password reset. Also asked about how to file an insurance claim and was advised to contact their insurance company. No details noted about the potential damage. The loan has been modified in the past via the XXXX program and a XXXX incentive was applied in XX/XXXX. The loan has remained current throughout the past XX months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The most recent conversation discussed a potential insurance claim but no details regarding potential damage. Unable to confirm.
432584716	XXXX 36M PHCH Gap	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is XXXX delinquent in the last X years due in XXXX XXXX. There is occasional borrower contact for phone payments, but no contact related to the delinquency, and no hardship is noted in review period. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582441	XXXX 36M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with occasional borrower contact for account inquiry or phone payment. Borrower authorized her grandson on the account XXXX XXXX. Last contact X/X/XXXX escrow shortage inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433244270	XXXX 24M PHCH	5/26/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower gave a promise to pay in X/XXXX, and requested a payoff quote in X/XXXX. No other contact with borrower, who usually pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243810	XXXX 24M PHCH	5/30/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, making payment. X/XX/XXXX borrower question payment increasing and requested copy of modification.

REASON FOR DEFAULT: Borrower has never provided an RFD.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242740	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower advised would mail a payment that day. The borrower appears to be cooperative during noted conversations. The borrower indicated in X/XXXX that they were impacted by the XXXX XXXX but still had the ability to pay. A one-month deferral was also completed in XX/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433241970	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. 3rd party inquired X/XX/XXXX how to make monthly principal payments.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242429	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to change ACH banking information X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584656	XXXX 36M PHCH	7/15/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until service transfer XXXX XXXX to question why XXXX payment had not been credited. Servicer has confirmed that borrower made XXXX XXXX payment to prior servicer on the due date, but it was not applied or returned to her until after XX days. Negative credit reporting was removed to reflect loan as current for XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Prior servicer payment return

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244179	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower questioning their monthly statement. This was the only contact notated.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432584565	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: In X/XXXX borrower advised unemployed (not yet delinquent). Borrower has had a hard time with servicer, posting pmts to wrong account (borrower has a rental property also serviced by this servicer). Filed complaint and sent executive inquiry that got handled through the Office of the President. Borrower is on FB plan making $XX payments twice a month. In XX/XXXX borrower advises he's gotten a new job. declined a modification in XX/XXXX and again in X/XXXX. RFD now excessive obligations. Borrower started making regular payments in XX/XXXX and was current by X/XXXX. Contact with borrower has been contentious and he has complained multiple times for various things; reps don't state the reason for the call, servicer won't accept partial payments, didn't want to discuss hardship from a year ago, mad about mini miranda, etc. Borrower has been current since X/XXXX.

REASON FOR DEFAULT: Unemployment (resolved)

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

433244031	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about loan status XX/X/XXXX; payment history. Borrower requested copy of Mod agreement X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489120	XXXX 36M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX phone payment, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584554	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party (successor in interest) requested payment assistance in X/XXXX, and also wanted to assume the loan. Servicer approved a trial mod plan in X/XXXX. The ATP appealed the expense and income amounts used the in trial plan review in X/XXXX, but the mod offer didn't change. ATP was concerned about credit reporting in XX/XXXX, and continued to make contractual rather than trial payment amounts. Servicer agreed to honor the trial plan, and the ATP verified modification receipt in X/XXXX. The modification and assumption were completed in X/XXXX, and borrower (SII) verified the loan status. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Prior borrower death (XXXX). ATP/Assumptor on long-term disability/SSI

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244210	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. Minimal contact is noted; borrower called in X/XXXX to have a check endorsed, no additional details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in on X/XX/XXXX for check endorsement. No details in notes regarding damage or repairs. Docs in servicing file show borrower contacted servicer in X/XXXX due to home being flooded in XXXX. Servicer sent borrower X checks in early XXXX totaling $XX,XXX to start repairs. Status of repairs is unknown.

433244242	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT:

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX, filing date XX/X/XXXX, discharge date X/XX/XXXX. BK file was closed in X/XXXX.

PROPERTY: No property issues found.

433243205	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXXX, making payment. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584639	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242296	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to confirm payment XX/XX/XXXX and again XX/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244141	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment and confirmed receipt of escrow shortage funds sent in earlier that month. Borrower asked about how to make a curtailment in X/XXXX when she made a phone payment. Borrower also made phone payments in X/XXXX, and monthly between XX/XXXX and X/XXXX. Borrower asked about a one-month deferral in X/XXXX. Servicer offered a verbal repay plan, but borrower declined. Borrower called about an insurance premium refund in X/XXXX and in X/XXXX after switching carriers, and verified payment receipt in X/XXXX. Borrower reported property damage in X/XXXX (water heater broke), and asked about XXXX assistance. Servicer advised borrower to apply for assistance, but borrower declined. Borrower made phone payments in XX/XXXX and in XX/XXXX, as she doesn't have a computer. Borrower asked about how to refinance in X/XXXX, and discussed lack of income in X/XXXX; borrower receives only SSI. Borrower applied for assistance that month, and made a phone payment in X/XXXX after reviewing missing docs needed for loss mit review. Borrower verified receipt of documentation in X/XXXX.

REASON FOR DEFAULT: Unexpected expenses, borrower on fixed income, property repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433241973	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay in X/XXXX, and verified payment had been mailed in X/XXXXX. Borrower verified payment receipt in X/XXXX, and paid by mail in X/XXXX and in X/XXXX. Monthly promises to pay continued through XX/XXXX, and borrower asked about an escrow refund in X/XXXX. Borrower wanted to keep LPI flood insurance active in X/XXXX, and gave a promise to pay. Borrower requested a statement in X/XXXX and verified payment had been mailed in X/XXXX. Last contact was a promise to pay in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242048	XXXX 24M PHCH	5/14/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts until borrower began paying through the website between X/XXXX and XX/XXXX. Dialer attempts began again in X/XXXX. Borrower made a phone payment in XX/XXXX, but declined to provide a hardship reason. Last contact was in X/XXXX when borrower set up auto-draft payments.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584733	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for payments made after late charge date, no hardship provided and borrower declines to discuss account. Last contact X/X/XXXX for welcome call, coborrower confirmed ACH setup and requested that servicer not speak to primary borrower. Servicer advised that he cannot be blocked as he is a party to the loan.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged without reaffirmation prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432585012	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was in active loss mitigation in X/XXXX, no RFD but borrower on SSI. Removed from loss mit X/XX/XXXX, incomplete package. On X/XX/XXXX comments say borrower is deceased. Current borrower is non obligated spouse who has possession of subject through divorce decree in XXXX. Probate is noted in X/XXXX. On X/XX/XXXX RFD is noted as unemployment and death of borrower. Workout is started and put on trial payments. Probate docs received to show NOO is authorized administrator and SII. Final mod approved X/XX/XXXX, mod docs sent out X/XX/XXXX and returned X/XX/XXXX. SII also signed assumption agreement according to notes. System updated X/XX/XXXX. Borrower has been current since mod completed. Borrower calls to pay by phone each month but last direct contact was XX/X/XXXX.

REASON FOR DEFAULT: Unemployment, death of borrower

FORECLOSURE: Referred to FC X/XX/XXXX. Cancelled with mod completed in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Verified owner occupied. Property in XXXX disaster area in X/XXXX.
433244982	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask for the address to send an insurance check to be endorsed. No further contact with the borrower and no notes regarding receipt of the insurance check since that time. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. The borrower called in X/XXXX and mentioned an insurance check that needed to be endorsed by the servicer. Unable to confirm if the insurance check was due to damage to the property. Docs in servicing file show servicer sent borrower a check for $XX,XXX.XX to complete property repairs in X/XXXX. No details of damage, date of damage, or status of repairs.
432584708	XXXX 36M PHCH Gap	5/15/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX reaffirmation questions, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed prior to review period was converted to BKX XX/XX/XXXX, discharged X/XX/XXXX without reaffirmation. Case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

433245097	XXXX 24M PHCH	5/7/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584559	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer discussed loss mit options on X/XX/XXXX, workout packet received X/XX/XXXX. As of X/X/XXXX a repayment plan was set up, plan started X/XXXX through X/XXXX. Borrower on X/XX/XXXX declined the plan as their want a MOD. Servicer approved a Flex MOD on XX/X/XXXX with STIP payments from XX/XXXX to X/XXXX. Plan completed and loan modified in X/XXXX due date rolled form XX/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer went of MOD details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433245133	XXXX 24M PHCH	5/28/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Dialer attempts made in X/XXXX. No contact with borrower, who pays through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242726	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower, payments made via website. Last contact on XX/XX/XXXX, borrower wanted to change the due date to the XXth of the month. Servicer advised that they could not change the date.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433243477	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242656	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower stated on X/XX/XX that the payment was sent on X/XX/XX and that they pay after the XXth of the month because their tenant pays at the end of the month. Borrower failed to make a payment in X/XXXX and stated that she was waiting for someone to pay her. X payments were applied in X/XXXX bringing the loan current. Last contact was in XX/XXXX, borrower scheduled a payment, also inquired about the payment she recently sent and was advised that it was received and to allow time to update; borrower was also advised of repayment plan. Late notice was sent on X/XX/XX, payment posted on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585368	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was approved for a Flex Trial Mod for X payments with the first payment due XX/XXXX. The borrower successfully completed the Trial and was approved for a Flex Mod that was processed in XX/XXXX. The loan was in foreclosure prior to the Mod Trial and completion. Limited contact since the Mod was completed. Servicer skip tracing in X/X/XXXX as no active phone number.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORECLOSURE: Loan was in foreclosure prior to modification in XX/XXXX. Foreclosure closed when modification boarded.

BANKRUPTCY: No active bankruptcy found.

PROPERTY: No property conditions were found

433243336	XXXX 24M PHCH	5/28/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about deferred principal in X/XXXX, as loan had not been modified. Servicer opened a research request; deferral was the result of a prior extension. Borrower requested the amount of interest paid in XXXX in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242229	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244729	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted. Servicer notes XX/XX/XXX request for note, mortgage, Mod agreement from borrower; dispute noted. Dispute resolution letter sent XX/XX/XXXX. No further details provided.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243609	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX wanted to cancel auto payment as funds would not be available. Servicer could not stop so borrower stopped payment. X/XX/XXXX borrower set up payments to bring loan current. XX/XX/XXXX borrower then changed dates, but brought loan current in XX/XXXX. Last contact X/XX/XXXX, discussed escrow refund. Borrower has stayed in contact with the servicer relating to payment, but has never furnished RFD.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584726	XXXX 36M PHCH	6/15/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243603	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX call regarding claim check.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised that a claim check needs to be endorsed X/XX/XXXX, no further details are noted regarding status of damages or repairs. Docs in servicing file show servicer sent borrower insurance claim check for $XX,XXX.XX to make repairs to the property. No details on data of loss, damages, or status of repairs found in file.

432585432	XXXX 24M PHCH	6/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about her home equity loan in X/XXXX (2nd lien), then applied for loss mitigation assistance by completing a verbal financial interview. Borrower verified loan status in X/XXXX, and servicer offered a trial mod plan on both loans (1st and 2nd lien) for borrower. Borrower asked about the escrow account in X/XXXX, and made a phone payment in XX/XXXX. Borrower verified receipt of mod documents in X/XXXX, and made a phone payment in X/XXXX; the modification was completed that month. Borrower called about the home equity line in X/XXXX, and made a phone payment in X/XXXX after loan transferred servicing that month. Borrower requested website assistance in X/XXXX, and verified the loan status in X/XXXX.

REASON FOR DEFAULT: Borrower is on fixed income, interest rate increase due to a step rate mod change; borrower has a first and second lien on the property

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Notes in X/XXXX mention three senior liens on title, but don't provide details. Title was noted as clear in X/XXXX.
433243278	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in and asked to speak with their RM. The RM has been trying to call them back since that time but has not been able to make contact. The borrower began requesting XXXX relief options in X/XXXX and was offered a repayment plan that started in X/XXXX and ended in X/XXXX. The servicer has been waiting on loss mitigation workout documentation but is still missing documents. Loss mitigation workout activity appears to be under review.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to work closing down due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243416	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Step rate notification was sent in X/XXXX. No contact with borrowers noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242842	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD is not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242626	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about options for submitting a payment in X/XXXX, but was unable to make phone payments due to a prior NSF on the account. Borrower set up bill pay through his bank that month, and gave a promise to pay in X/XXXX. Borrower mailed the payment in XX/XXXX, and verified payment receipt in X/XXXX. No further contact despite dialer attempts most months.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243546	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the Note, no further details were noted. a payment over the phone. The borrower appears to be cooperative during noted conversations. A modification was completed in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due tomaritall difficulties and curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244493	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower, who pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585113	XXXX 36M PHCH	8/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/X/XXXX, dismissed X/X/XXXX. Proof of claim was confirmed paid in full X/X/XXXX through BK audit.

PROPERTY: Property is owner occupied. No property issues noted.

433244435	XXXX 24M PHCH	5/18/2021	4/18/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower requested payment/escrow history X/XX/XXXX. Borrower called X/XX/XXXX to make payment by phone; scheduled ACH. Last contact X/XX/XXXX borrower called to change amount for auto-draft.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242642	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay through the mail in X/XXXX and in X/XXXX. Borrower verified the amount due in X/XXXX, and gave a promise to pay in XX/XXXX. Borrower verified cur amount in XX/XXXX. Servicer offered a deferral in XX/XXXX, but borrower didn't respond and made a double payment that month to reinstate. Borrower declined the deferral in XX/XXXX, and gave monthly promises to pay through X/XXXX. No further contact; subsequent payments have been made through the website.

REASON FOR DEFAULT: Repairs to the property, payment not affordable

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243322	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in and stated impacted by XXXX, servicer completed a deferral on X/XX/XXXX; X months deferred. Comments on X/XX/XXXX indicate co-borrower has indicated borrower is deceased but has not sent in copy of death certificate.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
432585352	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, file in FC on hold for BK. RFD is curtailment of income. Borrower was approved for a mod effective X/X/XX. Mod was processed in X/XXXX. Loan brought current in X/XXXX; FC dismissed. BK was discharged in XX/XXXX. Last contact was in X/XXXX, borrower called in for tax inquiry and was advised that taxes are included in the mortgage.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: File was in FC on hold for BK when history began in XXXX, referral date not available. FC file was dismissed in X/XXXX due to modification.

BANKRUPTCY: BKXX was filed on XX/X/XXXX, case converted to BKX on X/XX/XXXX and has been discharged as of XX/X/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433242884	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX wanting to know if HOA is included in his payment (response not provided). Borrower also inquired about taxes in X/XXXX. Escrow analysis statement was sent in XX/XXXX and XX/XXXX. ARM rate/Payment change notification was sent on X/XX/XX. Last contact was on X/XX/XX borrower called for payment inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Roof damage noted in X/XXXX. Borrower stated that the insurance agents that went to check the house for insurance claim did not bother to check the roof. Borrower explained that the roof was tearing off and water leak was present. Claim information not available. Borrower stated on X/XX/XXXX that he repaired the siding and property has new roof but wants to remodel the inside of the home. Borrower was advised to contact the insurance company. Unknown if the borrower has remodeled the interior of the property.

433243724	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The customer has been combative with agents in the past and has requested calls to stop as recently as X/X/XXXX. Did not want his phone number removed. The borrower has also expressed disagreement over late fees. The loan has remained current for the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
433244651	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower stated on X/XX/XX that she sent a check through the mail. Last contact was on X/XX/XX, borrower called in for general inquiry. Escrow shortage was removed/adjusted on X/XX/XX due to payment/refund was received. Escrow payment change notification was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243864	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments are limited, no loss mit has been offered. Only contact with borrower was X/XX/XXXX borrower called in requesting copy of XXXX, servicer advised borrower can get copy via website.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433243150	XXXX 24M PHCH	5/20/2021	4/25/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made by the servicer. A two month deferral was completed in XX/XXXX and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584821	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan delinquent in X/XXXX, RFD unemployment. In XX/XXXX borrower had a PT job. Borrower on repayment plan, completed plan and mod approved XX/XX/XXXX. Trial payments made and final mod agreement sent X/XX/XXXX. Borrower returned signed docs and system updated on X/XX/XXXX. Loan has been current since the mod was completed.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

433243008	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan under mod review. Borrower was approved for a mod in X/XXXX effective X/X/XX, modified balance $XX,XXX; mod was processed in X/XXXX. RFD is unknown. Borrower called in on X/XX/XX for payment inquiry. Last contact was in X/XXXX, borrower called in regarding repairing the home and inquired about getting a loan to help with repairs; no additional details. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in X/XXXX to inquire about getting a loan to help with repairs. No details regarding damage or repairs provided.

433242788	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Several dialer attempts made in X/XXXX. No contact until borrower gave a promise to pay in X/XXXX. Borrower requested a deferral in XX/XXXX, but was not eligible as account was current. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585417	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate a Flex MOD was denied as borrower failed STIP plan. Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX. Flex MOD offered XX/XX/XXXX, MOD failed as borrower did not follow STIP plan. Servicer offered another MOD on X/XX/XXXX which failed again for non payment. Borrower reinstate loan again in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX. Last contact X/X/XXXX borrower was upset over service transfer, servicer discussed details with borrower.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: As of X/X/XXXX comments indicate loan active in FC date referred unknown. FC closed X/XX/XXXX due to reinstatement. Loan was referred to FC in XX/XXXX which was canceled X/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244446	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified account status and discussed and escrow shortage in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245153	XXXX 24M PHCH	6/3/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to return a call about delinquent taxes and said was working with the tax collector on paying them. Also said would be making a payment via the website. No further contact with the borrower noted in the contact history. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584751	XXXX 36M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX response to welcome call to confirm of ACH setup and X/X/XXXX inquiry about escrow increase, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243685	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to know if her payment towards principal was applied, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242513	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was during a phone payment in X/XXXX. Borrower usually pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432584750	XXXX 36M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for XXXX and refinance inquiries, and last contact X/X/XXXXreturn of welcome call, email address updated.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585431	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and in X/XXXX, and completed a verbal financial review in X/XXXX to begin the loss mitigation process. Servicer approved a X-month trial mod plan in XX/XXXX. Borrower accepted the plan, and promised to pay at a branch in XX/XXXX and in XX/XXXX. Borrower confirmed plan status in X/XXXX and made a phone payment. Borrower confirmed payment receipt in X/XXXX no further contact. The modification was completed in X/XXXX. Co-borrower asked about an acknowledgement letter she received in X/XXXX; servicer had received information that she was deceased, but corrected the error. Loan transferred servicing in X/XXXX; welcome call completed in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness (heart attack and a stroke), medical bills

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: A title search in XX/X/XXX noted liens/judgments on the account, and servicer purchased indemnification in order to complete the modification
433242619	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in on X/XX/XX and was advised that the servicer does not do biweekly ACH.

REASON FOR DEFAULT: None, loan is current. Escrow analysis statements were sent in XX/XXXX, XX/XXXX and XX/XXXX. Step rate notifications were sent in X/XXXX and X/XXXX. Last contact was in X/XXXX, borrower called to inquire about payoff amount; payoff completed on X/XX/XX. No further details.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584759	XXXX 36M PHCH	6/15/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242968	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled three months of payments in X/XXXX, and again in X/XXXX. Borrower retired in X/XXXX and requested a reduced payment; servicer advised borrower to apply for assistance. Borrower scheduled two months of payments in X/XXXX, and scheduled three months of payments in X/XXXX and in X/XXXX. Borrower applied for assistance in X/XXXX, but withdrew the request in X/XXXX. Borrower scheduled future payments in XX/XXXX, in XX/XXXX and in X/XXXX. Last contact was in X/XXXX when borrower scheduled future payments.

REASON FOR DEFAULT: Borrower retired, receives SSI. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585105	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower requesting their tax statement. The reason for default was excessive obligations. The loan was in foreclosure prior to the completion of the Mod. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: The loan was in foreclosure prior to the completion of the Mod with no details provided.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244520	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower submitted a Complaint/dispute in X/XXXX stating that he does not want to make payments or have fees assessed or have negative reporting on the account due to XXXX. Borrower stated on X/X/XX that he made a submission on the account and was advised that the account was under review; borrower explained that he is self-employed and not working and no income due to XXXX. XXXX FB plan for X payments was approved effective X/X/XX, however, borrower called in on XX/XX/XX (last contact) requesting to cancel the plan stating that he did not request the FB plan; workout was closed. ARM rate/payment change notice was sent in X/XXXX.

REASON FOR DEFAULT: Loan is current but the borrower stated in X/X/XXXX that he is self-employed and not working due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244259	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244936	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower, all payments made via website. Last contact on XX/XX/XXXX, borrower called to discuss the account but specific details not provided.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Non-owner occupied per data tape.
433244698	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower noted impact by XXXX with damage to roof and some interior damage. No claim was filed, but borrower had short term impact to employment, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, roof and interior damage caused by XXXX. No claim related to damage noted, no other details provided, current status of damage or repairs not provided. No other property issues noted.
432584799	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a financial interview in X/XXXX to apply for payment assistance. Servicer requested missing loss mit documents from borrower in X/XXXX, and borrower verified document receipt in X/XXXX. Servicer approved a trial mod plan that month, and borrower verified the plan status in X/XXXX. Borrower verified servicer received the executed documents in X/XXXX, and the modification was completed in X/XXXX. Borrower verified the due date in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment, borrower was on short-term disability though X/XXXX, then moved to long-term disability; hospital stay

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243896	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244448	XXXX 24M PHCH	4/28/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a promise to pay that was kept.

REASON FOR DEFAULT: RFD was noted on X/X/XXXX as borrower impacted by XXXX XXXX via temporary unemployment. It is unknown if borrower has since regained full employment hours.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432585222	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with an update on the general status of the Mod and loan. The reason for was reduction of income. A Mod was processed XX/XXXX. The loan was in foreclosure prior to the Mod approval. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: The loan was in foreclosure prior to the Mod approval.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242915	XXXX 24M PHCH	5/30/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX spouse handles account. Co-borrower advised XX/X/XXXX payment returned NSF. Last contact XX/X/XXXX co-borrower inquired about refinance. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243888	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was aware payments XXXX increase due to escrow shortage if full contractual payment was not made, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244553	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. The only contact recorded was on was on X/XX/XXXX, borrower’s spouse calls in to make payment arrangements.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433242668	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and set up auto-draft payments in X/XXXX. Borrower struggled with NSF payments over the next few months, and resolved the default in XX/XXXX after sending a wire to reinstate account. Borrower verified payment receipt of reinstatement funds in X/XXXX, as funds were incorrectly applied to a different account. Borrower requested a payment history in X/XXXX, and discussed a completed affirmation in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied. Borrower asked about an insurance claim in XX/XXXX, reason for damages and other details were not provided.
433244569	XXXX 24M PHCH	5/30/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower wanted to know of options if they could not pay off loan by maturity on XX/XX/XXXX, borrower advised that they could review the loan for options. Borrower advised that they would wait for review of options and wanted to payoff the loan but needed to check on funds. Borrower advised that maturity date was coming up soon per comments on XX/XX/XXXX. Borrower advised would pay off ASAP. Last contact on XX/XX/XXXX, payment made via phone and payoff requested. Appears loan matures in XX/XXXX.

REASON FOR DEFAULT: Borrower having car issues in XX/XXXX. RFD per notes on XX/XX/XXXX, car problems.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432584779	XXXX 36M PHCH	6/7/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243353	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with no borrower contact except for XX/XX/XXXX inquiry about paying by credit card.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433244877	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on X/XX/XX inquiring about payment deferral and workout was initiated but workout was closed because the borrower stated that she does not talk to her ex (co-borrower's info would be needed for the review). Application withdrawal was completed on X/XXXX. Borrower inquired about XXXX deferral in XX/XXXX stating work hours reduced and was advised of retention review but declined the option; does not want a mod. Last contact was in X/XXXX, borrower inquired about an insurance bill she received and was advised that the escrow is included on the loan and is up to date.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585567	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower advised of interest rate change X/XX/XXXX; stated would refinance. Borrower called XX/X/XXXX to confirm interest rate. Borrower called to make payment X/X/XXXX. Borrower inquired about service release letter X/XX/XXXX. Borrower confirmed service transfer X/XX/XXXX. Last contact X/XX/XXXX servicer provided loan#.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

433244468	XXXX 24M PHCH	5/28/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since history began in XXXX. Co-borrower called in on X/XX/XX to schedule a payment and advised that the primary borrower is deceased, date of death is unknown. Last contact was on X/XX/XX, co-borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244315	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statement was sent in X/XXXX. Co-borrower called in X/XXXX requesting a deferral plan and was advised of the process. Both borrowers called in on XX/X/XX wanting to defer payment and were informed that deferment was not an option and that they can make P&I payment if having difficulties making the full payment. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Loan is current but the borrowers have requested for deferment but did not provide reason for hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243178	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX and dismissed in XXXX. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX regarding his payment. Loan has been paid as agreed for the last XX months and is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX and dismissed in XXXX. Unable to verify filing date from comments.

PROPERTY: Property is owner occupied with no issues noted
432585452	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted X/XX/XXXX due to excessive obligations; car repairs. XXXX incentive applied X/XX/XXXX. No recent contact with borrower.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243830	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and discussed an escrow shortage. Borrower made monthly phone payments through X/XXXX, then paid through the IVR system. An unauthorized third party made a phone payment in X/XXXX, and borrower set up auto-draft payments in X/XXXX. Borrower reinstated an NSF payment in X/XXXX, but didn't provide a RFD. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245076	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with frequent contact through XXXX regarding borrower claims that the XXXX form provided by servicer is insufficient for him to file taxes, apparently resolved X/XX/XXXX. Borrower remains in contact for payment and escrow inquiries, last contact X/XX/XXXX to ask if making a partial payment will cause an escrow shortage. No hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242638	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified insurance premium amount in XX/XXXX, and set up auto-draft payments in X/XXXX. Borrower requested a refund on a double payment in X/XXXX due to a misunderstanding with auto-draft payments. Borrower verified the auto-draft amount in X/XXXX, and requested a XXXX statement in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/X/XXXX, chapter XX, dismissed X/X/XXXX

PROPERTY: Owner occupied
433242624	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about the statement they did not receive. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585309	XXXX 24M PHCH Gap	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about a payment increase due to an escrow shortage in X/XXXX; borrower requested a shortage spread and a refinance referral. Borrower asked about curtailment application in X/XXXX, said extra funds were to go to the escrow account. Borrower verified a pending loan transfer in X/XXXX, and set up auto-draft payments through the website in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied, not able to verify current condition
433243515	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Borrower requested paperless statements on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.

433243258	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Only contact noted was on X/X/XXXX borrower wanted to verify their auto pay was set up, servicer advised yes.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244310	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated that she changed insurance, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584666	XXXX 24M PHCH	5/15/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a pre-approved MOD to borrower on XX/XX/XXXX. Appears borrower declined and reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XX/XXXX through X/XX/XXXX payments. Last contact X/XX/XXXX borrower wanted to know why getting FC notices, servicer advised to disregard as FC canceled.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Comments indicate loan was active in FC as of X/XXXX, date referred not noted. As o X/XX/XXXX FC canceled due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433243717	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. On XX/XX/XXXX borrower stated there was no impact due to XXXX and not interested in work out. Last attempt to contact borrower for payment was on X/X/XXXX. Borrower unresponsive.

REASON FOR DEFAULT: RFD was noted on XX/X/XXXX as borrower waiting on a check to come in and she would make a payment by the XXth of that month. Borrower consistently states she's waiting on a check to come in from husband's business or from vendors in order to make payments.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Current property occupancy and condition are unknown.
433245003	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts and messages left. Last voicemail message was left XX/X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244352	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Loan has been current for the last XX months.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584931	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer solicited a trial mod plan in X/XXXX. Borrower accepted the offer in XX/XXXX, and scheduled all the trial payments that month. Borrower verified plan status in XX/XXXX. No further contact with prior servicer. Modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: There are three borrowers on the loan; the third borrower is deceased (X/X/XXXX)

FORECLOSURE: Notes mention foreclosure litigation, resolved on X/X/XXXX; nature of litigation was not provided. Modification was completed in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242424	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585204	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Mod workout booked X/XX/XXXX; details of workout not provided. Borrower had questions about payments X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: Servicer notes X/X/XXXX FC action closed/billed due to Mod workout being booked. Details of FC not provided.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

433242972	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. Loan has been current for XX months. Only contact with borrower has been to make payments by phone. BK remains active and loan is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XX/XXXX. POC filed X/XXXX for full loan amount due. BK remains active.

PROPERTY: Owner occupied

433242519	XXXX 24M PHCH	4/15/2021	4/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled three months of payments in X/XXXX and again in X/XXXX and XX/XXXX. Borrower requested a website password reset in XX/XXXX, and asked about how to deed the property to her children after loan is paid in full. Borrower scheduled three month of payments in X/XXXX and in X/XXXX. Payment pattern continued, with payments scheduled in X/XXXX, in XX/XXXX and in X/XXXX. No further contact.

REASON FOR DEFAULT: Waiting on disability funds, 3rd of each month. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243762	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested online access X/XX/XXXX. Borrower inquired about making payment with debit card X/X/XXXX. Borrower stated XX/XX/XXXX having issues with computer. Borrower inquired if property taxes paid XX/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted. XXXX disaster area noted X/XX/XXXX; no indication property was affected.

432584720	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years. Borrower disputed LPI costs XXXX XXXX due to no lapse in insurance coverage, servicer confirmed a gap from XXXX-XXXX XXXX. There is no further contact except for X/XX/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

432585035	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on XX/X/XXXX indicate loan was not eligible for a preapproved MOD. Borrower and servicer did discuss loss mit options on XX/XX/XXXX but no workout packet received. Comments indicate loss mit offered X/XX/XXXX but borrower declined. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242279	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about statement billing for X months X/XX/XXXX. XXXX disaster area noted XX/XX/XXXX; no indication property was affected. Last contact X/XX/XXXX borrower inquired about letter.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244986	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding fee/LLA questions, borrower requested prior Servicer pay history, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243390	XXXX 24M PHCH	5/29/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. In X/XXXX BK final cure was reviewed, account was paid ahead but escrow still due so pmts reversed and applied to escrow per comments (don't see the trans on PH). Loan has been current or paid ahead for XX months . BK was discharged X/XX/XXXX contractually current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XXXX, BK was discharged X/XX/XXXX (notice in loan file).

PROPERTY: Owner occupied

433242510	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry or website assistance, no hardship is noted. Last contact X/XX/XXXX for a password reset.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

433241911	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party (spouse) asked about payment types accepted by servicer in X/XXXX, but usually paid through the IVR system. Spouse reported a XXXX hardship in X/XXXX, and servicer granted a one-month deferral in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244255	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. Loan has been current for the last XX months.

REASON FOR DEFAULT: Current loan

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244985	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about payment change date X/X/XXXX. Borrower inquired about tax letter XX/X/XXXX. Borrower called to confirm ACH X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242591	XXXX 24M PHCH	6/5/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXX/XXXX due to excessive obligations and family death. The servicer offered assistance, however, the borrower refused and indicated they would bring current on their own. Loan was brought current X/XXXX and has been paid as agreed since that time. The borrower has been cooperative with the servicer over the last X years with last contact X/X/XXXX regarding payment.

REASON FOR DEFAULT: Excessive obligations in XXXX

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
433244064	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a billing statement in X/XXXX, and set up auto-draft payments in X/XXXX. Co-borrower requested a VOM and origination documents in XX/XXXX. Only other contact was in X/XXXX when borrower reported property damage, but didn't provide details or mention repairs.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower reports property damage in X/XXXX, no details regarding extent of damage or repairs
433242783	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Amount to cure provided XX/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244905	XXXX 24M PHCH	6/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Only contact with borrower was X/X/XXXX co-borrower promised a payment by X/XX/XXXX; payment was mailed. Co-borrower was confused about the deferred principal balance, servicer explained why principal was deferred.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433243392	XXXX 24M PHCH	5/8/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX due to XXXX payment made on X1st day for odd due date. Borrower made contact XX/X/XXXX to make payment and discuss interest rate, no hardship provided. Account remains current with no further contact except for XX/XX/XXXX request for correction of servicer error that drafted X payments, refund processed XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244099	XXXX 24M PHCH	4/28/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower X/XX/XXXX, making payment. X/X/XXXX borrower stated refinancing.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584636	XXXX 36M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact until X/XX/XXXX transfer inquiry. Borrower calls new servicer monthly for phone payment, last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433244308	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and applied for assistance. Servicer approved a trial mod plan in X/XXXX, and borrower made a phone payment in XX/XXXX. Servicer reviewed mod terms with borrower, and mod was completed in XX/XXXX. Borrower called to make a payment in X/XXXX, but servicer advised a payment was not due until the following month. No further contact.

REASON FOR DEFAULT: Unexpected expenses. Borrower is retired and spouse is on disability

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584808	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer solicited a trial mod plan in X/XXXX and in X/XXXX, but borrower didn't respond to the offers. Servicer started skip tracing in XX/XXXX, and sent emails and texts in XX/XXXX to attempt contact with borrower. Servicer solicited another mod offer in X/XXXX, but borrower reinstated in X/XXXX. Borrower verified the monthly payment amount in X/XXXX, and asked about late fees on the account in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower verified payment receipt in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: Referred X/X/XXXX, NOD sent for publication X/XX/XXXX. Loan reinstated in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244920	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/X/XXXX to inquire about ACH payment. Borrower requested copy of Mod X/XX/XXXX. Borrower inquired about service transfer X/XX/XXXX. Last contact X/X/XXXX borrower stated impacted by XXXX; loss of income in XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244399	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower said an ARM change scheduled for the following month was not affordable, and wanted to apply for assistance. Borrower submitted an assistance package that was incomplete, and the review was closed in X/XXXX for missing documents. In X/XXXX, borrower was notified of the documents still outstanding. Borrower declined paperless statement in X/XXXX and gave a promise to pay. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242281	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX discussing loan and how payments were being applied. XX/XX/XXXX borrower called for a modification to convert loan to fixed rate, closed XX/XX/XXXX as documentation not received. X/XX/XXXX borrower requesting payment history as unable to review on line. Loan origination as an investment.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243671	XXXX 24M PHCH	5/1/2021	2/25/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for general account inquiries. Borrower made double payments XXXX-XXXX XXXX to pay loan ahead through XXXX, last contact X/XX/XXXX to request XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

433242824	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. No borrower contact noted. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
433242927	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts in XXXX. Borrower usually pays through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243562	XXXX 24M PHCH	6/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts on XX/XX/XXXX, loan was current in early months of review period. No loss mit activity noted. XXXX sixth year incentive applied as principal curtailment payment on XX/XX/XXXX. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243782	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for payment and escrow inquiries. Last contact X/X/XXXX to request correction of $XXX funds sent in XXXX to be reversed from X/X/XX partial payment and deposited into escrow.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585513	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about letter X/XX/XXXX; reviewed payment history. Borrower made promise-to-pay XX/XX/XXXX. Borrower stated husband has been in hospital. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted. FC referral hold placed X/XX/XXXX due to XXXX.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

433242755	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242215	XXXX 24M PHCH	4/25/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan noted as completed with account reinstated as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to state she would make payment on XX/XX/XXXX iao $X,XXX.XX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
433244716	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Appears borrower is deceased per update of Successor in Interest contact information on XX/XX/XXXX. Date of borrower death not specified. XXXX sixth year incentive applied as principal curtailment payment on XX/XX/XXXX. No contact noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242071	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower confirmed receipt of endorsed check for loss as of XX/XX/XXXX. Information on date of loss, damages, loss draft amount, if repairs were monitored and status of repairs was not provided in notes. No other property issues noted. Servicer file docs show servicer sent borrower insurance check iao $X,XXX.XX for repairs in X/XXXX. No additional details found.
432584752	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Contact with borrower noted X/XX/XXXX to inquired about double payment. Borrower inquired about principal payment X/X/XXXX; death of co-borrower noted. Death certificate confirmed received X/XX/XXXX. Borrower inquired X/XX/XXXX if principal payment could be added online.

REASON FOR DEFAULT: Death of borrower.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243037	XXXX 24M PHCH	5/27/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. A request for escrow removal for taxes was denied in X/XXXX and X/XXXX because there was advance balance on the loan. Co-borrower called in X/XXXX informing that she qualified for senior citizen property tax reduction and that she paid her taxes directly. Co-borrower requested some information regarding escrow removal in X/XXXX and was advised of the stipulations. Last contact was on X/XX/XX, co-borrower stated that she had not received the billing statement and would make the payment through XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243875	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower prior to modification. Borrower responded to no collection efforts, appears modification XXXX have been unsolicited, but borrower executed and returned. First contact with the borrower was X/XX/XXXX with questions about escrow account.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243021	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called for servicer endorsement on an insurance claims check in X/XXXX. No further contact. Borrower provided a quit claim deed in X/XXXX showing property conveyed to borrower.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower called for servicer endorsement on an insurance claims check in X/XXXX; loss date and reason for damages was not provided. In X/XXXX, borrower's name was spelled incorrectly on the insurance check, which also included their ex-spouse.
432584684	XXXX 36M PHCH	6/15/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244555	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First and only contact with borrower was XX/XX/XXXX, advising he had sent a payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: BKXX filed in XXXX, based on case number. Case #XX-XXXXX, Discharged X/XX/XXXX

PROPERTY: No evidence of property damage.

432584518	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Comments starting X/XXXX indicate borrower was disputing their escrow account, appears some of the taxes being paid were except and should not have been paid. As of X/XX/XXXX servicer notes issue resolved. Servicer offered a Flex MOD on XX/XX/XXXX STIP plan is for X months starting XX/X/XXXX. STIP plan completed and loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. last contact X/XX/XXXX borrower and servicer went over MOD details and first payment due date.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432585449	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate borrower broke a trial STIP plan from a preapproved MOD. Servicer set up a new STIP plan on the same day with payments form X/XXXX to X/XXXX with payments of $XXX.XX. Plan was completed and loan modified in XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered assistance but borrower declined. Borrower on XX/XX/XXXX called in and discussed loss mit options. Servicer received no loss mit packet for review. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day..

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242261	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX discussed reposted of payments as servicer applied funds to principal reduction. Servicer reapplied payments. Borrower on X/X/XXXX again called in about misapplied payments, servicer on X/XX/XXXX reapplied payments. Last contact X/X/XXXX borrower made a payment over the phone.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432584665	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for general account inquiries. Borrower indicated X/X/XXXX that she was having an emergency and could not make payment, but did pay by end of month with no further contact or hardship details noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244944	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to know account status, was advised she was current.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK noted on XX/XX/XXXX, no details regarding chapter, case number, filing date or discharge date noted. No other BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.

433243081	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244875	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower indicated X/X/XXXX impacted by XXXX. Payment deferral completed X/XX/XXXX and X/XX/XXXX. Borrower confirmed X-month deferral X/XX/XXXX. Borrower confirmed next due X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584700	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. Comments indicate all mail is returned undeliverable, unable to verify if this is to property address or POB. No property issues noted.

432584625	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until X/X/XXXX request for website assistance from new servicer. Last contact X/X/XXXX, borrower is upset about escrow increase and claims a payment wasn't credited by prior servicer that would cure the escrow shortage, research is pending.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244393	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on X/XX/XX to inquire about loss mit options and was advised of modification, borrower stated that she would go online. Payoff was requested and completed on XX/X/XX. Borrower called in on XX/XX/XX wanting to know if the extra payments goes to principal and was advised of payment logic on system, also advised that payments can be applied to principal only if borrower calls in payment. Last contact was in X/XXXX, borrower requested XXXX XXXX sent via mail.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584719	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX service transfer inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585470	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. File was referred to FC on X/X/XX. Borrower filed BKXX on XX/X/XX, same day as the sale date; case dismissed XX/XX/XX. Borrower entered into a X month trial plan in XX/XXXX, effective X/XXXX, completed the plan and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX; FC file closed. Account remains current post-mod, last contact X/XX/XX for general inquiry.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: File was referred to FC on X/X/XXXX with a sale date of XX/X/XXXX. FC sale was held, property sold to 3rd party iao $XX,XXX, however, FC sale rescinded due to borrower filed BKXX the same day. FC file closed in X/XXXX due to modification.

BANKRUPTCY: Borrower filed BKXX on XX/X/XXXX, case was dismissed on XX/XX/XXXX.

PROPERTY: No property issues found. Property verified as owner occupied on XX/X/XXXX.

TITLE ISSUES: Liens/Judgments noted in XX/XXXX to XXXX iao $X,XXX. A title review clearing has been completed confirming title is clear, as noted on XX/XX/XXXX.

433243133	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments in X/XXXX indicate borrower was disputing a payment as prior servicer did not apply a payment, comments indicate that the check sent in by servicer was not cashed by prior servicer so there was no missing payment. Dispute resolved as of X/XX/XXXX. No loss mit offered. Last contact was on X/XX/XXXX borrower promised a payment by X/X/XXXX, nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242462	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: In XXXX loan was due for XXXX and in FC. Loan was modified. Loan has been current since XX/XXXX. Only contact with borrower has been administrative.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied, billing statements mailed to property address. In XXXX there is contact with XXXX regarding bond release. Property had code violations in XXXX as a result of the property being vacant. Servicer had deregistered the property since it was found occupied. Appears code violations resolved. BPO dated X/XXXX has photos confirming property is currently occupied, no visible damage.

433243427	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised insurance information was received and system was being updated with new information. Once updated, a refund would be issued to borrower, if necessary.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244356	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. NSF was processed in X/XXXX but borrower was able to replace the payment. Borrower called in on X/X/XX to change bank information and was advised that there were only X days to withdrawal and to call on the XXth to change the information. Borrower made X payments in X/XXXX but one of the payments was returned on X/XX/XX due to NSF. Escrow analysis was sent in X/XXXX. Borrower inquired about payment increase in X/XXXX and was advised that it was due to escrow. Last contact was in X/XXXX, borrower called to inquire about escrow shortage. Escrow analysis statement was sent in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584727	XXXX 36M PHCH	6/15/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX delinquent XXXX-XXXX XXXX, borrower was unresponsive to collection calls and hung up if contacted. Account is performing since XXXX XXXX reinstatement and makes payments online with no phone contact throughout review period.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585271	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an ongoing hardship in X/XXXX, but spouse found employment starting in X/XXXX. Borrower verified receipt of a loss mit package in X/XXXX, and gave a promise to pay. Servicer approved a X-month unemployment forbearance plan in X/XXXX; no payments required. Borrower did not accept the plan until X/XXXX. Borrower mentioned a large pending settlement in XX/XXXX, and reinstated in X/XXXX. Borrower verified insurance policy information in X/XXXX, and had escrow questions in X/XXXX. Borrower made a phone payment in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower verified the payment amount in X/XXXX. Last contact was in X/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: Excessive obligations, income decrease due to spouse unemployment, divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584624	XXXX 24M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer notes they received a workout on XX/XX/XXXX. As of X/XX/XXXX a X month trial plan was set up from X/XXXX through X/XXXX, plan was completed and loan modified in X/XXXX. Borrower financially qualified. Last contact X/X/XXXX borrower went over MOD details, account remains current post-mod.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Loan referred to FC XX/X/XXXX and closed X/X/XXXX. First legal was not filed when FC closed.

BANKRUPTCY: No BK activity found

PROPERTY: NA

TITLE ISSUES: As of X/XX/XXXX comments indicate legal description issue. As of X/XX/XXXX comments indicate issue resolved due to scrivener's affidavit was recorded in book XXXX page XXX.
432585343	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and promised to pay online in X/XXXX. Borrower also asked about an escrow shortage in X/XXXX, and scheduled a phone payment for the following month. Borrower declined payment assistance in XX/XXXX, and made a phone payment in X/XXXX. Loan reinstated in X/XXXX. Borrower gave a promise to pay in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations - child's college tuition

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431350101	XXXX 36M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account or escrow inquiry, no hardship is noted. Last contact X/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244035	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested payment assistance in X/XXXX, and accepted a verbal repay plan. Borrower also asked about the reason for an escrow surplus check. Borrower asked if he could reinstate the loan during the active plan, and servicer confirmed. Last contact was in X/XXXX when borrower made a phone payment to reinstate the account.

REASON FOR DEFAULT: Extended problems, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958803	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact with borrower noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582632	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. As of XX/XXXX, borrower wanted to know why payment increased. Notes do not indicate why there was increase in payment. Last contact on XX/XX/XXXX, borrower called regarding due date. Servicer advised that the last payment was returned NSF. Borrower stated was unaware of NSF.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
432585112	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in X/XXXX, and servicer approved a trial mod plan in X/XXXX. Borrower accepted the plan in X/XXXX, and promised to pay at a branch in X/XXXX. Borrower verified plan status in XX/XXXX, and gave another promise to pay at the branch in XX/XXXX. No further contact. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment, then reduced income; borrower is divorced

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585167	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/X/XXXX borrowers are divorced. Borrower inquired about Mod docs X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Divorce

FORECLOSURE: No FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431489932	XXXX 36M PHCH	5/8/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for account inquiry or phone payment, no hardship is noted. Last contact XX/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242266	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer made monthly dialer attempts in early XXXX due to XX-day delinquencies on account. Borrower made a phone payment in X/XXXX, but didn't give a reason for default. Borrower made a phone payment in X/XXXX, and promised to pay through the website in X/XXXX. Borrower made another phone payment in X/XXXX, and set up auto-draft payments in X/XXXX. Last contact was in X/XXXX when borrower requested website login assistance.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242435	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. No contact noted in comments. Servicer does not on X/X/XXXX that borrower completed the online notification stating they were impacted by XXXX but can make payments.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433245144	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower confirmed payment drafting in X/XXXX, and applied for payment assistance. Review was closed in X/XXXX for missing documents. Co-borrower made a phone payment in X/XXXX and re-applied for assistance. Review was closed in X/XXXX for missing documents. Co-borrower continued to reapply in XX/XXXX, and again in X/XXXX, but both reviews were closed for missing documents. No further contact.

REASON FOR DEFAULT: Borrower is deceased, which reduced household income. No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585483	XXXX 36M PHCH	9/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is paid ahead for the last X years with frequent contact to pay off second lien XXXX XXXX and for ongoing phone payments. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

433243668	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Borrower has not responded to any collection efforts. Payment have been made on a monthly basis, but in many instances after the grace period.

REASON FOR DEFAULT: No borrower contact.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243817	XXXX 24M PHCH	5/25/2021	4/25/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called for insurance information XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244396	XXXX 24M PHCH	6/12/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a payment reversal of a payment that was applied to advances when they intended it to go towards payments. The payment reversal was completed as requested. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244059	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of account status, payment noted as pending, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242571	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX			No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. No borrower contact noted. REASON FOR DEFAULT: NA FORECLOSURE: No FC activity found BANKRUPTCY: No BK activity found PROPERTY: NA
433243292	XXXX 24M PHCH	6/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact with the borrower over the last X years was recent contact X/XX/XXXX regarding HOI policy. Loan has been paid as agreed over the last X years and borrower pays additional principal reduction.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432584919	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party gave a promise to pay in X/XXXX, and the estate executor requested payment assistance in X/XXXX. Servicer reviewed with successor in interest (SII) the documentation needed for an assistance review in X/XXXX. An authorized third party requested a loan status in X/XXXX, and a reinstatement quote. Loan reinstated in X/XXXX, and the ATP declined payment assistance. ATP verified current loan status in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Both borrowers are deceased

FORECLOSURE: Referral date not provided, complaint sent for filing X/X/XXXX. Estate filed a pro-se answer in X/XXXX. MSJ package was submitted to court X/X/XXXX. At a hearing on XX/XX/XXXX, an amended complaint had been filed and XXXX was effecting service; court didn't enter a scheduling order as service was not completed. Loan reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433242070	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243429	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX, borrower was not aware how far behind. Appears was on repayment plan with prior servicer which was cancelled due to non-payment. No RFD. X/XX/XXXX borrower called for status and scheduled payment. No RFD. Last contact XX/XX/XXXX, confirming servicer was paying taxes. Borrower not responsive to collection efforts, contact only made when borrower called to make payments or most recently to confirm taxes were paid.

REASON FOR DEFAULT: Borrower has never furnished an RFD

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence or property damage.

432584944	XXXX 24M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised XXXX XXXX the he was out of work until XXXX XXXX due to work injury, declined to discuss loss mitigation. Special FB approved with $X due through XXXX XXXX. Borrower resumed payments XXXX XXXX and requested a mod review XXXX XXXX. Flex mod trial approved XXXX-XXXX XXXX with no financials required. Borrower has paid timely post-mod with little ongoing contact. Last contact X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: XXXX RFD: temporary unemployment due to work injury

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied, no property issues noted.

TITLE: Comments in X/XXXX indicated Title had municipal liens. Borrower was advised he must provide recorded satisfaction of lien proof of being on a payment plan and making the payments or request a subordination agreement from the lien holder. Comments on X/XX/XXXX indicated Title is now clear and loan was modified.
433243472	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in upset that the payments made in X/XXXX and X/XXXX where applied as principal reduction payments; borrower wanted the funds applied to payments. Servicer reversed the funds in X/XXXX and reapplied the funds back dating the payments. Last contact was X/XX/XXXX when borrower made a payment over the phone which posted X/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584693	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433243935	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact. Borrower advised XXXX XXXX that payment was unaffordable and requested a mod review, confirmed that property is a rental. Application was withdrawn X/XX/XXXX. Borrower requested XXXX assistance X/X/XXXX due to unemployment and was advised no options are available. Borrower used stimulus funds to make XXXX payment and has not requested further assistance, last contact X/XX/XXXX to confirm payment receipt.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433244545	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242319	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower requested online access/tax document X/XX/XXXX. Borrower requested online access X/XX/XXXX. Last contact X/X/XXXX borrower requested website access.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242490	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, in X/XXXX and a double payment in X/XXXX. Borrower also set up auto-draft payments in X/XXXX. NSF payment in X/XXXX; an unauthorized third party stated borrowers were out of town. Borrower reinstated by phone payment in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243514	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about insurance X/XX/XXXX and requested copy of note. Borrower advised of escrow shortage X/X/XXXX; inquired about payment of deferral balance. Borrower inquired about payment application X/XX/XXXX; requested ACH payments. Borrower called X/XX/XXXX to cancel ACH due to bank issues. Borrower inquired about monthly statement XX/X/XXXX. XXXX disaster area noted XX/XX/XXXX; no indication property was affected. Borrower requested ACH form XX/X/XXXX. Last contact X/X/XXXX to verify ACH setup; borrower requested date change of draft.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245174	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Notes indicate that the SSN/TIN and name combination for the borrower does not match IRS records, no additional details. Annual PMI disclosure letter was sent in X/XXXX and X/XXXX. Escrow analysis statement was sent in XX/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243124	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX and discharged in XXXX. The only servicer contact with the borrower in the last X years was X/X/XXXX with borrower indicating he was unemployed for last X months due to XXXX. He inquired about assistance, however, no additional evidence of borrower providing financials was provided in the comments. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged in XXXX. Unable to verify the case number from comments.

PROPERTY: Property is owner occupied with no issues noted.
433242110	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking about if his loan was being transferred. This was the only contact noted with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433242310	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower calls in to schedule the monthly payments on the loan. Borrower stated in X/XXXX that he received an insurance bill and was advised to send it via fax it for payment information. Escrow analysis was sent in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585500	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. 3rd party made promise-to-pay X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584870	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired X/X/XXXX how to remove PMI. Borrower reviewed account X/X/XXXX; thought was current and unaware of escrow shortage. Borrower advised of service transfer X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582970	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower denied for mod in XX/XXXX due to modified P&I greater than P&I at the time. Borrower requested reinstatement quote as of XX/XX/XXXX, made reinstatement payment on XX/XX/XXXX. Loan has been current since reinstatement. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for status update, was advised wire transfer iao $X,XXX was received, no other details provided.

REASON FOR DEFAULT: Curtailment of income and hospital expenses due to car accident.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement of loan. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Delinquent taxes noted on XX/XX/XXXX, paid as of XX/XX/XXXX. No property issues noted.

433243746	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243454	XXXX 24M PHCH	5/24/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact for escrow inquiry or website assistance, no hardship is noted. Last contact X/XX/XXXX inquiry about phone payment processing fee.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584729	XXXX 36M PHCH Gap	7/15/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585447	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to make payment. XXXX incentive applied XX/XX/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

432585397	XXXX 24M PHCH Gap	7/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a X month FB plan when history began in X/XXXX. RFD due to unemployment. FB plan was completed in X/XXXX but did not bring the loan current. Borrower called in on X/XX/XX stating that she recently became employed unable to bring the loan current and wanted to apply for assistance. Loss mit review was initiated and borrower was approved for a X month trial plan effective XX/X/XX. Trial plan was completed in XX/XXXX and loan was modified effective X/X/XX. Loan transferred servicing in X/XXXX. Borrower asked about a negative accrued interest balance through web message in X/XXXX and about UPB differences from a welcome letter in X/XXXX; servicer responded via letter in X/XXXX explaining the per diem interest was paid prior to transfer.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found. Property verified as owner occupied on X/X/XXXX
433242913	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower provided recent insurance update X/X/XXXX. Borrower inquired about payment X/X/XXXX. Borrower called X/X/XXXX to make a payment. Borrower inquired about payment options and grace period X/X/XXXX. Borrower requested online assistance X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585502	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower defaulted in mid XXXX. RFD borrower works self employed for non profit and govt contracts are not reliable, partner has helped with payments. On XX/X/XXXX borrower is put on X month repayment plan, pmts made. On X/XX/XXXX borrower says she's just waiting for some money to bring account current. In X/XXXX loan is fully reinstated. The loan remains current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show and borrower verified owner occupied.

433242574	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and servicer reminded borrower of the grace period expiration. Borrower was interested in bi-weekly payments, but servicer didn't have ability to set up auto-draft for bi-weekly payments. Borrower gave a promise to pay each month between X/XXXX and XX/XXXX; borrower was sending payments through her bank bill pay. Borrower also made a promise to pay each month between X/XXXX and X/XXXX, and verified payment receipt in X/XXXX. Borrower verified payment receipt in XX/XXXX, and requested website password assistance in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243657	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Step rate notification was sent in XX/XXXX and X/XXXX. Escrow analysis was sent in X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243634	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional inquiries about mod docs and step rate increase. Last contact X/X/XXXX request to remove negative credit reporting from previous years. Servicer advised only able to correct inaccurate reporting, no further action is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585211	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower's BK XXXX called in to discuss possible MOD options, servicer went over options. Borrower on X/X/XXXX called in to discuss MOD options, servicer advised what is needed. Servicer notes on XX/X/XXXX that borrower failed a preapproved MOD STIP plan, details of the plan not noted. A new preapproved MOD was offered XX/X/XXXX, STIP plan is for X months from XX/XXXX to XX/XXXX. As of X/X/XXXX comments indicate plan completed, loan was modified in X/XXXX due date rolled from XX/XXXX to X/XXXX. Comments indicate the MOD was approved by the BK courts. Last contact X/XX/XXXX borrower called in to discuss their hazard insurance information with servicer.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: BK XX filed XX/XX/XXXX and MFR granted XX/X/XXXX.

PROPERTY: NA

433243198	XXXX 24M PHCH	5/14/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little borrower contact. Borrower advised XXXX XXXX that non-obligated spouse was hospitalized, no assistance requested and there is no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Family illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242528	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower advising the servicer of the XXXX taxes paid.. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433243692	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and tried to pay an escrow shortage for the following month. Borrower or an authorized third party (borrower's daughter) continued to have monthly contact with servicer, as she would make phone payments from two different bank accounts each month. Borrower asked about an escrow shortage in XX/XXXX. Monthly contact ended in X/XXXX; borrower began paying through the IVR system. Borrower called about an escrow shortage again in X/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244710	XXXX 24M PHCH	7/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX would make payment for remaining balance tomorrow. Borrower requested online access X/X/XXXX. Last contact X/XX/XXXX borrower requested index number for tax purposes. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241894	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX, making payment, RFD, on a fixed income. X/XX/XXXX, discussed loss mitigation options. X/XX/XXXX borrower stated falls behind in the winter months. Modification approved and sent to borrower, which was returned on X/XX/XXXX. Last contact was X/XX/XXXX, called to discuss loan.

REASON FOR DEFAULT: Borrower is on a fixed income.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244671	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statements were sent in XX/XXXX and XX/XXXX. No contact with borrowers noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244172	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244862	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called regarding assistance in XX/XXXX, servicer advised of modification option but borrower declined being reviewed for mod. Last contact on XX/XX/XXXX, borrower called to change ACH draft.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244702	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243158	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to discuss loan. Last contact on X/X/XXXX, checking to see if servicer had received insurance policy.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, Case #XX-XXXXX, no filing date. Discharged X/X/XXXX

 PROPERTY: No evidence of property damage

433243318	XXXX 24M PHCH	5/28/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested an escrow refund check be re-issued in X/XXXX to remove ex-wife's name. Servicer also reviewed a successor-in-interest request in X/XXXX; loan didn't qualify for an assumption to remove co-borrower's name, as per divorce decree, borrower was instructed to refinance into his name only. Borrower asked about a refund check in X/XXXX, and authorized a friend on the account. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244415	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm a payment made online went through. Also discussed ACH but the borrower declined. The borrower appears to be cooperative during noted conversations. The loan was modified in X/XXXX after successfully completing a trial period plan and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244007	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244621	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244495	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX stating that she made the XXXX payment for XXXX and was advised a correction would be submitted. Payment reversals were completed in X/XXXX and XX/XXXX. Last contact was in XX/XXXX, borrower called in for payment inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in X/XXXX to advise of a water leak in the home, loss date reflected on docs in servicing file is XX/X/XXXX. It appears that a claim was filed; borrower called in X/XXXX wanting to know how to cash an insurance check and was advised to send the check to the loss draft address for endorsement. Copy of check in servicing file for $XX,XXX.XX. Borrower stated in X/XXXX that she was going to fax the adjuster worksheet and call the insurance department. No details regarding repairs provided.

433244739	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about statement X/X/XXXX. Borrower stated X/XX/XXXX was in bad accident; has power of XXXX. 3rd party stated X/XX/XXXX hardship due to loss of income. 3rd party called to make payment X/XX/XXXX. Borrower called XX/X/XXXX to confirm property taxes paid. 3rd party inquired about escrow analysis X/XX/XXXX. 3rd party stated X/XX/XXXX wanting to change insurance company. Borrower called X/XX/XXXX about refinancing. Borrower inquired about insurance coverage X/XX/XXXX. Borrower inquired about credit reporting X/XX/XXXX. Last contact X/XX/XXXX borrower advised loan not reaffirmed after BK.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BK filed; details not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

431489562	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Name change was requested XXXX XXXX due to marriage. Account is performing for the last X years with frequent contact for account and payment inquiries, no hardship noted. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582656	XXXX 36M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact or hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585374	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX. Servicer approved a trial mod plan in XX/XXXX, which borrower accepted, and a modification was completed in X/XXXX. No further contact. Borrower frequently pays through the IVR system.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243780	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified the late charge amount for a payment made after grace period expiration in X/XXXX, and asked about a message left by the servicer in X/XXXX, which was regarding an ARM change. Last contact was in X/XXXX regarding an ARM change. Borrower pays each month through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585069	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active trial mod plan in X/XXXX. Borrower made the plan payments, but borrower didn't return a signed modification agreement, and servicer was unable to reach borrower. Borrower submitted reinstatement funds in X/XXXX; source of funds is unknown. Loan transferred servicing in X/XXXX; welcome call completed. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: Referred XX/XX/XXXX. Complaint filed XX/X/XXXX, and loan moved to mediation XX/XX/XXXX. Borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584749	XXXX 36M PHCH Gap	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX statement inquiry after service transfer, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584632	XXXX 36M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX welcome call and ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584699	XXXX 36M PHCH	5/15/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until XX/XX/XXXX response to servicer request for W-X. There is occasional ongoing contact for payments made after late charge date with family members as translators, promises kept to pay before XXth day of delinquency. Last contact X/X/XXXX regarding escrow shortage.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244559	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244768	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history started in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up payment, was advised debit cards not accepted, call got disconnected.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244005	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower gave a promise to pay in X/XXXX, and borrower made a phone payment in XX/XXXX. Co-borrower declined to discuss payment arrangements in X/XXXX, but borrower discussed the account in XX/XXXX and made an online payment the following day. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584670	XXXX 36M PHCH	6/15/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242952	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a password reset for the website. The notes indicate the borrower usually makes payments online. The borrower has been cooperative during noted conversations. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242944	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242641	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in XX/XXXX and XX/XXXX. ARM rate/payment change notification was sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242102	XXXX 24M PHCH	5/30/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire about autopay and wanted to set up ACH payments for the Xth of each month. The ACH payments were cancelled the month prior. The borrower also requested a modification in X/XXXX but it appears the application was withdrawn in X/XXXX. A two month deferral was also completed in X/XXXX and the loan has remained current since that time. The borrower has been in regular contact with the servicer and appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being on disability and unemployed. Unclear if hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244625	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584765	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583444	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active repay plan in X/XXXX, and gave a promise to pay in X/XXXX. Borrower asked about additional assistance options in X/XXXX, as he was unable to make a plan payment, and cancelled the plan. Borrower reapplied for assistance in X/XXXX, and servicer approved a trial mod plan. Borrower made a trial payment by phone in XX/XXXX and in XX/XXXX. Borrower requested a notary referral in X/XXXX, and confirmed the plan status. No further contact. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Divorce, property repairs, medical issue, extra car expenses,

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Search from XX/XXXX notes liens/judgments that were indemnified for the modification; no further details provided
432584802	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled through XXXX. In X/XXXX RFD was unemployment, on GSE forbearance through X/XXXX. Loan wasn't current when FB ended, demand letter sent XX/X/XXXX. Loan referred to FC X/XX/XXXX. Borrower's non obligated spouse contacted servicer on X/X/XXXX, RFD borrower has Alzheimer's and servicer won't talk to him since not ATP and they've now sent it to FC. This was also sent through an executive inquiry, referred to as "XXXX" Loss mitigation started, approved for reduced payment repayment plan but loan was reinstated on X/X/XXXX, FC cancelled. Loan has been current since then, no further contact with borrower or ATP.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: Referred to FC X/XX/XXXX. Title cleared X/X/XXXX. FC cancelled due to reinstatement in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

432584664	XXXX 36M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585479	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer denied Mod workout X/X/XXXX. Borrower provided amount past-due X/X/XXXX. Servicer again notes X/X/XXXX Mod workout denied; borrower unable to afford increased modified payment. Borrower confirmed XX/XX/XXXX loan status. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

433244946	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to pay. No additional contact was noted.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243735	XXXX 24M PHCH	5/28/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested deferral of X payment X/XX/XXXX, no hardship provided. Servicer advised that was not available and account is performing for the last X years with no further borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585058	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer solicited a X-month trial mod plan in XX/XXXX, but borrower didn't respond to the offer, and didn't have any contact with servicer until he requested a reinstatement quote in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower asked about delinquent taxes in X/XXXX, and servicer verified the taxes were good through X/XXXX. Servicer disbursed a tax payment that month. Borrower verified the tax payment in X/XXXX, and asked about a shortage in X/XXXX, stating the amount should have been less. A new analysis was completed, effective in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: Referred XX/XX/XXXX, complaint filed X/XX/XXXX. Loan reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243123	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/XX/XXXX. Borrower called X/XX/XXXX to verify taxes paid. Borrower stated XX/XX/XXXX would make online payment. Borrower confirmed service transfer X/X/XXXX. Borrower called to make payment X/X/XXXX and again XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245159	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Only contact noted was on X/X/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244111	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and reinstated an NSF payment in X/XXXX. Borrower requested a verbal repay plan in X/XXXX, and servicer agreed. Borrower reported an error in the repay plan in XX/XXXX, and gave a promise to pay in XX/XXXX after plan was cancelled. Co-borrower accepted a verbal repay plan in XX/XXXX and scheduled three months of payments. Borrower asked about a payment increase in X/XXXX; increase was due to an escrow shortage. Borrower set up auto-draft payments that month. No further contact.

REASON FOR DEFAULT: Bank fraud

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242094	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower advised on X/XX/XX that he make the payment online. Borrower called in on X/X/XX to set up ACH. NSF was processed in X/XXXX and X/XXXX. Step rate notification was sent in X/XXXX. Last contact was on X/XX/XX, borrower called to inquire about the nsf fee.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244988	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/XX/XXXX to see if ACH payment had posted. Borrower advised of NSF payment X/XX/XXXX. Borrower inquired about payment change X/XX/XXXX. Borrower called to confirm ACH XX/XX/XXXX. Borrower again inquired about payment change X/X/XXXX; confirmed proof of insurance received. Borrower inquired X/XX/XXXX about payment more than needed. XXXX disaster area noted X/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584745	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585270	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and asked about a pending loan transfer in XXXXX. Loan transferred servicing in X/XXXX. Borrower promised to register online for auto-draft payments in X/XXXX. Borrower has since paid through the website.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433243586	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and co-borrower changed the phone payment date the following week. No other contact with borrower, who pays each month through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244403	XXXX 24M PHCH	5/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower submitted XXXX assistance online. RFD was unemployment. No deferral granted and borrower continued to make payments. Last contact X/X/XXXX, setting up payment.

REASON FOR DEFAULT: Unemployment due to XXXX, unable to determine if borrower is back to work.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582321	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower advised of the due date and last paid date.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244112	XXXX 24M PHCH	5/28/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling XX days delinquent in XXXX but paid every month. On X/XX/XXXX RFD wife in hospital so he wasn't able to work while caring for her and death in the family. On X/XX/XXXX borrower offered a X month deferral. Loan has been current since then. Borrower called X/XX/XXXX and wife (coborrower) passed away X/X/XXXX. Loan remains current.

REASON FOR DEFAULT: Family illness

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied

433242575	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Comments do not indicate any borrower contact as loan has been current.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244794	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. Minimal contact is noted; co-borrower called in X/XXXX to request the XXXX and XXXX XXXX statements.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242399	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in X/XXXX to schedule a payment. Borrower failed to make a payment in X/XXXX but was able to make an additional payment the following month. Escrow analysis statements were sent in X/XXXX and X/XXXX. Last contact was in XX/XXXX, borrower called in for general inquiry.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243858	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Step rate notification was sent in X/XXXX and X/XXXX. Escrow analysis statement was sent in XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242068	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested payoff X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243052	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to inform that her insurance policy number had changed, was advised to send in copy of new policy, no other details provided.

REASON FOR DEFAULT: Extended problems.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243832	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking if the servicer does Refinances. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

433243351	XXXX 24M PHCH	7/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in but details of the call were not noted. No further contact with the borrower was noted in the contact history. The loan has been contractually current throughout the past XX months and was in a chapter XX bankruptcy for a time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX and was discharged in XX/XXXX. Unable to confirm the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242555	XXXX 24M PHCH	5/11/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in X/XXXX for insurance inquiry, repayment plan was also discussed; borrower was advised that the last payment he made took care of the rest of XXXX and XXXX. Escrow analysis statement was sent on X/X/XX. Last contact was on X/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585505	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to unexpected expenses; tuition expenses. Borrower stated X/XX/XXXX not working right now; just finished XXXX school. Borrower scheduled payment by phone XX/XX/XXXX. Recent contact by borrower to make payment by phone; last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243636	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested online access X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584741	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243363	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired about escrow analysis XX/XX/XXXX. Borrower inquired about deferred principal balance X/XX/XXXX. Borrower requested online assistance XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242075	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about servicer transfer letter X/XX/XXXX. Borrower inquired about account X/XX/XXXX; stated plans to refinance. XXXX disaster area noted X/XX/XXXX; no indication property was affected. Borrower inquired about escrow X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244440	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been responsive. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433244796	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/X/XXXX Borrower calls in to request a deferral, they are advised not available, no RFD is given. X/XX/XXXX Escrow is being discussed. The most recent contact was on X/XX/XXXX with a tax document being requested.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244348	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called but Servicer was having system issues and asked co-borrower to call back, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242792	XXXX 24M PHCH	4/28/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, making payment. RFD, Ill and was in the hospital. XX/XX/XXXX, same RFD and promised payment. Last contact with borrower, X/XX/XXXX borrower called to cancel auto payment as changes at work due to XXXX. Borrower continued to make payments.

REASON FOR DEFAULT: RFD was illness. Borrower also stated that there were changes at work due to XXXX, but borrower continued to make payments.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243267	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower called in X/XXXX regarding the monthly statement and if she was due for escrow refund and was advised that the escrow analysis statement ran once a year will inform her if there is surplus. Escrow analysis statement was sent on X/X/XX, co-borrower called in on X/XX/XX to inquire about escrow shortage. primary borrower called in X/XXXX requesting XXXX assistance. Deferral was processed in X/XXXX for X payment. primary borrower inquired about XXXX assistance again in X/XXXX and was advised that no assistance was available at that time, also inquired about escrow. Escrow analysis statement was sent in X/XXXX. Payoff quote was requested and completed on X/X/XX. Last contact was in X/XXXX, borrower called in, reason for the call was not discussed. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242308	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, loan was not boarded correctly and borrower called to resolve. XX/XX/XXXX payment made was short, borrower agreed to make up difference. Last contact with the borrower was X/XX/XXXX, confirming status of loan and made promise to pay that was kept.

REASON FOR DEFAULT: Servicing issue at time of boarding is the only RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243285	XXXX 24M PHCH	4/29/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower per comments. Last contact was on X/X/XXXX borrower stated they will make payment via website, nothing further discussed. Servicer offered loss mit on X/X/XXXX but borrower declined.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433243288	XXXX 24M PHCH	5/16/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/X/XXXX called in and discussed payment change, servicer advised that prior MOD had change from interest only payments to principal and interest payments. On X/X/XXXX borrower stated impacted by XXXX, servicer completed a X month deferral on X/X/XXXX. No further assistance has been requested or offered. Last contact X/XX/XXXX borrower and servicer discussed account details and went over the deferral balance.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242476	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the non-obligor spouse called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting assistance in XX/XXXX due to family illness and was offered a one-month deferral completed in XX/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to daughter being ill and having to take care of grandchildren Also noted in XX/XXXX as family illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242679	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with no contact except for X/XX/XXXX inquiry about XXXX deferral options. No hardship is noted, borrower advised she would call back if needed but has maintained timely payments.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582511	XXXX 24M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Borrower advised in XX/XXXX that she pays her own insurance and servicer requested proof that insurance was paid to update their records. Last contact on XX/XX/XXXX, borrower wanted to know tax amount paid in XXXX for tax purposes. Servicer advised information and advised that they also mailed out the information.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432585137	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod X/X/XXXX with payments of $XXX.XX beginning X/X/XXXX. Plan confirmed kept XX/X/XXXX. Borrower inquired about status of loan XX/XX/XXXX and Mod documents. Mod workout approved XX/XX/XXXX. Borrower confirmed XX/X/XXXX received Mod and will be returning. Mod workout booked XX/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245169	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about the escrow in X/XXXX, and made a phone payment. Subsequent payments were made through the website. Borrower began struggling with NSF payments between X/XXXX and XX/XXXX as his checking information was entered incorrectly through the website; borrower reinstated each NSF payment in the same month. Borrower was notified that auto-draft and bank bill pay were his only electronic payment options in X/XXXX. Borrower was able to make phone payments over the next few months due to a supervisor override. Borrower began paying through the website again in X/XXXX, and verified taxes and insurance were paid in XX/XXXX. Borrower disputed the fee balance in X/XXXX, and verified payment receipt. Borrower made a phone payment in X/XXXX.

REASON FOR DEFAULT: Changed bank accounts, entered the new account information incorrectly

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585488	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking about their escrow shortage. The borrower was approved for a Mod with was processed XX/XXXX. The reason for default was excessive obligations.

REASON FOR DEFAULT: The reason for default was excessive obligations

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433245106	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242465	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with little contact. Borrower declined ACH setup X/X/XXXX. Last contact X/X/XXXX to confirm online payment was received.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242282	XXXX 24M PHCH	5/15/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called regarding XXXX, LPI and possible lower interest rate. Borrower previously called for a copy of his Mod agreement on XX/X/XXXX and his most recent tax bill on X/XX/XXXX. No recent Loss Mit action. Borrower made arrangements with servicer in X/XXXX to make P&I payments only while he was trying to sell the property and servicer warned of shorting escrow account. PH showed X payments were made without escrow. Borrower started making PITI payments again on XX/X/XXXX. It is unclear if property is currently listed for sale.

REASON FOR DEFAULT: No current payment default. RFD was previously noted on X/X/XXXX as borrower separated from co-borrower and having challenges maintaining the monthly payment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432585544	XXXX 24M PHCH Gap	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan. File was referred to FC in XX/XXXX. RFD is unknown. Borrower entered into a X month trial plan effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX; no further contact with borrower. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: File was referred to FC on XX/XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX.

433244458	XXXX 24M PHCH	5/1/2021	4/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower X/XX/XXXX promising payment. X/X/XXXX RFD was unemployment. Borrower works in the XXXX and had been off for the summer. X/XX/XXXX RFD was new job and co-borrower passed away. Modification documents sent to the borrower on X/X/XXXX and received back on X/XX/XXXX. X/X/XXXX borrower stated fraud activity on bank account and account frozen. NSF in X/XXXX and again in X/XXXX. Borrower called on X/X/XXXX to see if payment had cleared, which it did not. No RFD or reason for the return check.

REASON FOR DEFAULT: In XXXX RFD was off work during the summer and the new job and co-borrower died. No RFD in XXXX or XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242623	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted. Servicer notes X/XX/XXXX and X/XX/XXXX XXXX incentive applied.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243340	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior Servicer noted on XX/XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to confirm if payments were received, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584583	XXXX 24M PHCH	6/1/2021	4/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to make a payment. The reason for default was excessive obligations mainly medical bills. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244100	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower's spouse XXXX called in X/XXXX to set up ACH then called in X/XXXX requested to cancel the ACH she set up stating that she prefers to pay online. Last contact was in X/XXXX, Mrs. XXXX called in to inquire about taxes, also interested in bi-weekly payments and stated that she would call back to set it up.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584781	XXXX 36M PHCH	6/15/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242768	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower despite regular dialer attempts through X/XXXX. Borrower pays through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244465	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise a payment was sent the day before. The loan had recently had multiple deferrals completed, one in X/XXXX deferring X payments, one in X/XXXX deferring X payment, and one in X/XXXX deferring X payment. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and job shut down. Also noted in X/XXXX due to borrower illness and being in the hospital. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242814	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX. Last contact on XX/XX/XXXX, borrower stated co-borrower lost his job and she XXXX not need assistance at the moment but wanted to know what options were available if needed, advised of XXXX relief, no other details provided. No other loss mit activity noted.

REASON FOR DEFAULT: Co-borrower lost his job.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584581	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested payment assistance in X/XXXX but didn't submit any documentation, and the review was closed in X/XXXX. Borrower returned to work in X/XXXX. Servicer solicited a trial mod plan in XX/XXXX, which borrower accepted that month. Borrower confirmed plan status in XX/XXXX, and servicer requested a copy of the divorce decree in X/XXXX to clear title for the modification. Borrower made the final trial payment by phone in X/XXXX, and the modification was completed in X/XXXX. Borrower declined payment assistance in X/XXXX, and paid online. No further contact. Subsequent payments have been made online. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Waiting for XXXX license to be reinstated, out of work for a year (borrower's license was revoked in CA); divorced, no longer getting child support; used all funds in savings

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243491	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243773	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower changed insurance carriers in X/XXXX, and verified payment receipt in X/XXXX. Borrower had an NSF payment in X/XXXX that was reinstated in the same month. Only other contact was with co-borrower in X/XXXX when she requested a XXXX statement.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245059	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested to remove her name since she does not live at property, was advised to refinance with outside Lender. Borrower gave permission to call their cellphone.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584524	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to excessive obligations; disabled child, medical expenses. Borrower unemployment noted X/XX/XXXX; not receiving assistance for child and behind on HOA fees. Special X-month $X FB agreement offered X/XX/XXXX. Borrower stated X/XX/XXXX son in intensive care. Borrower stated XX/XX/XXXX found job. Plan confirmed kept X/X/XXXX. Stip to Mod approved X/XX/XXXX starting $XXX.XX starting X/X/XXXX. Borrower reinstated X/X/XXXX. Borrower stated X/X/XXXX not interested in workout assistance. Last contact X/X/XXXXX to inquire about insurance coverage.

REASON FOR DEFAULT: Excessive obligations. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584835	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking how to remove BorrowerX from the loan. The reason for divorce and reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was divorce and reduction of income.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243771	XXXX 24M PHCH	5/7/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in regular contact and usually makes payments by phone. The borrower appears to be cooperative during noted conversations. The borrower said was impacted by XXXX in X/XXXX but did not need assistance with payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations.. Also due to babysitter getting sick causing borrower to be unable to work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244037	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered per comments. Only contact noted with borrower was on X/XX/XXXX borrower called in wanting to remove co-borrower. Servicer advised loan would have to be refinanced.

REASON FOR DEFAULT: Divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242184	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wife called, was advised she was not authorized. Borrower came online and requested XXXX, was provided verbal information regarding XXXX and set up web profile. Borrower declined ACH.

REASON FOR DEFAULT: Did not get paid by employer.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244906	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX and gave a promise to pay in X/XXXX. Borrower made phone payments in X/XXXX, in X/XXXX and gave a promise to pay in XX/XXXX. Borrower also requested payment assistance in XX/XXXX, and accepted a verbal repay plan. The plan was cancelled the same day, as borrower made a phone payment and the loan was current. Last contact was a phone payment in XX/XXXX. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: Borrower injury, out of work for a week

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244587	XXXX 24M PHCH	5/28/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. X/XXXX A due date change is requested due to a death in the family. X/XXXX Tax docs are being requested. The most recent contact was on X/XX/XXXX with payment arrangements being discussed.

REASON FOR DEFAULT: X/XXXX Death of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584655	XXXX 36M PHCH	6/15/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is XXXX in the last X years due to XXXX XXXX payment made on the X1st day. There is occasional borrower contact throughout review period for account and escrow inquiries, and a dispute at the time of delinquency due to escrow increase caused by force placed insurance. Borrower kept promise to make payment once insurance premiums were reversed upon proof of no lapse in coverage and remains current, last contact X/XX/XXXX for welcome call.

REASON FOR DEFAULT: Servicing dispute

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss proceeds iao $XXX received XXXX XXXX for water damage that occurred on X/XX/XXXX, endorsed and released without inspection due to current loan status..

433244072	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact from unauthorized spouse for phone payment or account inquiry, servicer is unable to discuss account without written authorization. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244017	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called concerning payment history X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584549	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer offered loss mit but borrower declined. Servicer offered a Flex MOD on X/X/XXXX, no application was received. Flex MOD denied as of X/XX/XXXX as loan current. Borrower on XX/XX/XXXX called in and discussed loss mit, as of XX/XX/XXXX servicer received a workout packet. As of X/XX/XXXX a MOD was approved, STIP plan was for X months starting X/X/XXXX. Plan completed and loan modified in X/XXXX due date rolled form X/XXXX to X/XXXX. Last contact was X/X/XXXX the borrower gave verbal authorization to a 3rd party who confirmed loan information and next due.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432585323	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/XX/XXXX to make payment; hardship noted due to excessive obligations (forgot payment). Borrower requested automatic payments XX/X/XXXX. Borrower setup ACH X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX for $XX,XXX.XX; no further details provided. XXXX disaster area noted X/XX/XXXX.

433245000	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Executed mod agreement noted as received as of XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, borrower was unable to make XX/XXXX payment and inquired about post XXXX options, no other details provided. No loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584813	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined payment assistance in X/XXXX, and made a phone payment. Borrower promised to pay at a branch in X/XXXX, but also made a phone payment that month. Borrower gave a promise to pay in X/XXXX, and authorized a third party on the account in X/XXXX. Borrower tried to pay at a branch, but was unable to pay due to the foreclosure loan status. Servicer solicited a X-month trial mod plan in XX/XXXX, but borrower declined due to the increased payment for the escrow line. Borrower reinstated in X/XXXX; source of funds is unknown. Borrower verified the loan status in X/XXXX. Loan transferred servicing in X/XXXX, and borrower verified auto-draft payments were still active in X/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations, borrower was out of the country

FORECLOSURE: Referred XX/XX/XXXX, borrower reinstated in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242244	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to discuss loan and request PMI be removed. Borrower did not submit necessary paperwork or funds.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, case #XX-XXXXX. Discharged X/X/XXXX.

 PROPERTY: No evidence of property damage.

433244166	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called XX/XX/XXXX to make payment; inquired about escrow shortage/analysis. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433245115	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. Borrower on X/X/XXXX called upset that their phone payment was processed twice, servicer refunded a payment on X/X/XXXX. Borrower on X/X/XXXX called in to request their XXXX, servicer advised borrower to access on website.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433244330	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242697	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXX due to excessive obligations and income reduction. She completed a trial plan and servicer granted a loan mod effective X/X/XXXX. She has paid as agreed over the last XX months and loan is current. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

433245129	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about interest rate change X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584715	XXXX 36M PHCH Gap	5/15/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until X/XX/XXXX, borrowers received a letter advising of service transfer and wished to dispute the total amount due, was advised to contact prior servicer. Borrower has maintained contact with new servicer with various account inquiries, no hardship or further dispute noted. Last contact X/XX/XXXX question about payment application.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243388	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional contact about escrows and for phone payment. Last contact X/XX/XXXX with questions about XXXX statement.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433245104	XXXX 24M PHCH	7/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised at welcome call XXXX XXXX that delinquency was due to 3rd party agency handling accounting and payments, and funds were misapplied to other accounts. Reinstatement posted in XXXX paid loan ahead and account remains current with little ongoing contact. XXXX is authorized third party and is handling payments, no indication if this is a temporary or permanent arrangement. Last borrower contact noted is X/XX/XXXX to confirm date of last payment.

REASON FOR DEFAULT: Accounting/administration error

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Multiple Code violations received monthly from XXXX- XXXX XXXX, comments XX/XX/XXXX indicate bathroom, exterior surface power wash, tripping hazard, interior cleaning and proper storage of items. Servicer forwarded to borrower since loan is current.

433243809	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has made numerous dialer attempts to contact the borrower over the last X years with no contact made. Loan was XX+ days delinquent when borrower made X payments X/XX/XXXX to bring account current. Loan has been paid as agreed since that time and is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: NO BK activity noted

PROPERTY: Property is owner occupied with no issues noted

432585053	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and declined payment assistance in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower used a disability settlement to reinstate in XX/XXXX, and made monthly phone payments between XX/XXXX and X/XXXX. Borrower also made phone payments in XX/XXXX and in XX/XXXX. Loan transferred servicing in X/XXXX. Borrower asked about late fees in X/XXXX.

REASON FOR DEFAULT: Excessive obligations (car repairs)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243730	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower also inquired about refinancing in X/XXXX and discussed contacting another lender. The borrower appears to be cooperative during noted conversations. The notes also reflect a fraud dispute that was resolved in X/XXXX. No specific details were noted. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243120	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243573	XXXX 24M PHCH	5/9/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower authorized a third party in X/XXXX and made a phone payment. Borrower was unable to pay by phone in X/XXXX after an NSF payment that month. Borrower paid by phone in XX/XXXX, and borrower declined retention options in X/XXXX. Co-borrower asked about changing insurance carriers in X/XXXX to lower the payment, and scheduled three months of payments. Co-borrower changed the payment date on a scheduled payment in X/XXXX, and requested website access assistance in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242518	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current throughout review period. No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Arkansas severe storm disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
433244531	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The notes reflect a credit dispute in XX/XXXX but the dispute does not appear to be ongoing. The borrower usually appears to be cooperative during noted conversations. The loan has remained current throughout the past year and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income being slow. No further details were noted. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242544	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in early months of review period. No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to have online account reset, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244829	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: An unauthorized third party made monthly phone payments between X/XXXX and X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer completed a two-month deferral beginning the following month. The unauthorized third party began making phone payments again in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy

432585057	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Dialer attempts started in X/XXXX. Borrower declined payment assistance in XX/XXXX, and made a phone payment. Later that month, borrower applied for loss mitigation. Servicer approved a X-month unemployment forbearance plan beginning in XX/XXXX. Borrower accepted the plan offer, no payments were required. Borrower found new employment in XX/XXXX, and borrower applied for mod assistance in X/XXXX. Servicer granted a X-month trial mod plan, which borrower accepted that month. Borrower made phone payments in X/XXXX and in X/XXXX, and servicer provided notary contact information in X/XXXX. The modification was completed in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower tried to make a phone payment in X/XXXX, but loan had not fully boarded at the time. No further contact.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244235	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about how to change the due date in X/XXXX, and gave monthly promises to pay between X/XXXX and XX/XXXX, as borrower paid at the end of each month. Borrower made a phone payment in X/XXXX, and set up auto-draft payments for the end of each month. Borrower changed the draft date to the XXth of each month in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585238	XXXX 36M PHCH Gap	6/1/2022	3/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244785	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for XX months. Contact with borrower has been limited and administrative. Loan is now current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

433244350	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in X/XXXX when borrower declined auto-draft payments, and in X/XXXX when borrower made a phone payment after a recent payment change.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243297	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would be making a payment by the 3rd and that's when they make payments every month. No further contact with the borrower and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242300	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243396	XXXX 24M PHCH	5/22/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Only occasional contact with the borrower is recorded. No loss mit activity noted. X/XX/XXXX An escrow shortage is being discussed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with fees being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XX/XXXX Questions about an insurance claim check are being answered. No further mention of the claim was noted.
433242810	XXXX 24M PHCH	6/15/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Monthly dialer attempts and late notices sent. Only contact with borrower was in X/XXXX when he said a payment had been mailed. Servicer sent borrower an auto-draft application the following month.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243630	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower inquired about escrow refund XX/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242417	XXXX 24M PHCH	6/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX impacted by XXXX; borrower work has been cancelled. Payment deferral completed X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584686	XXXX 24M PHCH	6/14/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/XX/XXXX. Borrower inquired about past-due balance X/XX/XXXX; past due because of change in ACH bank account. Servicer notes X/XX/XXXX credit dispute.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted. Servicer notes X/XX/XXXX FC referral hold due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585190	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower paid each month through the IVR system. Borrower gave a promise to pay in XX/XXXX and in X/XXXX. Borrower requested a reinstatement quote in X/XXXX, as he was waiting for XXXX funds. Borrower was unable to pay in X/XXXX, but didn't request payment assistance. Borrower reinstated the account in X/XXXX, and asked about late charges on the account in X/XXXX. Loan transferred servicing in X/XXXX. Welcome call completed in X/XXXX. Co-borrower asked servicer to remove her name removed from the account due to the divorce; servicer response was not provided, co-borrower was trying to refinance or sell a property.

REASON FOR DEFAULT: Excessive obligations, income curtailment, family death, divorce

FORECLOSURE: Referred X/XX/XXXX. Order to docket sent for filing X/XX/XXXX. Account reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244560	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. There has been limited contact with borrower. Last contact was XX/X/XXXX borrower stated they could not pay until XX/X/XXXX when they stated that payment will be made XX/XX/XXXX due to how they are getting paid.
REASON FOR DEFAULT: Temp unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
433242650	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Spouse inquired on how to remove PMI X/X/XXXX. Escalated call noted X/XX/XXXX due to drive-by BPO being completed; contact local authorities.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584901	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate servicer is speaking to an authorized 3rd party, comments state borrower deceased but no death certificate has been received to confirm death. Servicer received an incomplete workout packet XX/XX/XXXX, as of XX/XX/XXXX servicer requested income documents and copy of death certificate. Servicer never received the requested documents so workout canceled X/X/XXXX. Authorized 3rd party reinstated loan in X/XXXX with a payment of $X,XXX.XX covering the X/XXXX through X/XXXX payments. Since reinstatement 3rd party has been calling in and making payments over the phone. Last contact was X/X/XXXX

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: Referred to FC XX/X/XXXX, FC closed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244958	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX in XXXX due to missed payment XXXX XXXX, cured in XXXX XXXX. Borrower was out of town and paid upon return, no other hardship noted. Account remains current with occasional contact for phone payment, last contact X/XX/XXXX.

REASON FOR DEFAULT: Travel/oversight

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242445	XXXX 24M PHCH	5/16/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584782	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Co borrower is deceased prior to the review period. Account is performing for the last X years with no borrower contact except for X/XX/XXXX inquiry about receipt of escrow refund.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. Comments indicate billing statements are returned undeliverable for the last X years with no indication of whether this is the property address or a PO Box in the file; servicer did not confirm address or occupancy when borrower made contact. No property issues noted.

433244554	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of ARM change scheduled for XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242248	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a promise to pay that was kept. Last dialer attempt made X/XX/XXXX. Not many recent attempts to contact borrower via dialer are being made. Very little prior borrower contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433244029	XXXX 24M PHCH	6/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in XX/XXXX. No loss mit activity noted. No direct contact with borrower noted. However, mailing address change request received via mail on XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585106	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX and in X/XXXX, and scheduled several payments in X/XXXX to reinstate the account. Co-borrower declined payment assistance in XX/XXXX, and made another phone payment. Servicer solicited a trial mod plan in XX/XXXX, which co-borrower accepted that month. Borrower was unaware of the delinquency in X/XXXX, and asked what steps were needed to complete the modification as co-borrower was in the hospital. The modification was completed that month. Borrower made a phone payment in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, car issues

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244180	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX delinquent in XXXX, no hardship provided. Account remains current since cured XXXX XXXX with little ongoing contact. Borrower inquired about escrow increase XXXX XXXX. Last contact X/XX/XXXX, borrower stated that maturity date should not have been extended and she didn't think she owed so much, no further followup is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585372	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to make payment X/X/XXXX. Borrower called X/X/XXXX to have BK status removed. Borrower inquired about payment XX/XX/XXXX; funds in suspense. Borrower inquired about payment amount X/X/XXXX; escrow shortage. Borrower called X/X/XXXX to make shortage payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKX at start of history; filed X/XX/XXXX, reaffirmation agreement mailed X/X/XXXX; agreement deadline X/XX/XXXX. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX for $XX,XXX due to water damage; date of loss X/X/XXXX. Funds endorsed and released X/XX/XXXX.

433243854	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. Loan has been current for XX months, no contact with borrower.

REASON FOR DEFAULT: N/A, current loan

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in X/XXXX. POC filing date and amount unknown. Plan remains active.

PROPERTY: Owner occupied

432584692	XXXX 36M PHCH Gap	6/15/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/XX/XXXX request to change ACH routing number, no hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

433243978	XXXX 24M PHCH	4/29/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been cooperative with servicer over the last X years with last contact X/X/XXXX regarding property taxes. Comments indicate borrower is on a tax payment plan with the county. Borrower draws social security and pension income at the end of the month and often pays outside the XX day window at the end of each month. Borrower declined loan mod assistance in XXXX as he did not want to extend the maturity. Loan is presently current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432584618	XXXX 36M PHCH	6/15/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact, no hardship noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584712	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for NSF return or payment made after late charge date. Promises are kept to cure, no assistance is needed as of last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unverified. No property issues noted.

432585240	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX, it appears the borrower was previously on a repayment plan but plan was broken in X/XXXX due to no payment. Borrower stated on X/XX/XX that his son rolled his truck causing a delay in receiving his paycheck. File was referred to FC on X/XX/XX. Borrower stated that he is self-employed and his business is on his property. Loss mit review was initiated, the borrower was denied workout as it would cause an increase in payment. Repayment quote was requested on X/XX/XX. Loan reinstated in X/XXXX. Loan transferred servicing in X/XXXX; loan was in pre-boarding stages with new servicer, only borrower name and social were verified.

REASON FOR DEFAULT: Curtailment of income, borrower lost XX% of his income after the governor declared disaster for XXXX in XXXX.

FORECLOSURE: File appears to have been referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated on X/XX/XXXX that they had a XXXX in the property. It does not appear that a claim was filed. Extent of the damage is unknown. No details regarding repairs provided. DOL cannot be determined. Notes in X/XXXX indicate that this is a modular home and not a mobile home.
433244646	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for web reset, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244506	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Dispute was received in X/XXXX for a settlement offer; borrower requested loss mit assistance. Short payoff deal was tipped on X/X/XX, offer amount: $XXX,XXX. Dispute resolution letter was sent on X/XX/XX advising the borrower that a complete application was needed to begin the evaluation for loss mit assistance. Escrow analysis statement was sent i X/XXXX and X/XXXX. Last contact was in XX/XXXX, co-borrower requested password reset.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242478	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. Multiple NSFs noted between XX/XXXX and XX/XXXX, borrower brought loan current in XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called about autopay, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243315	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242928	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243769	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to reset the website password and said was making a payment online. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242258	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for XX/XX/XXXX phone payment, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585230	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer approved a trial mod plan in X/XXXX after borrower requested payment assistance. Borrower requested a notary referral in X/XXXX to execute the mod documents correctly, and the modification was completed in X/XXXX. Borrower requested a stop on phone calls in XX/XXXX. No further contact. Borrower usually pays through the website.

REASON FOR DEFAULT: Spouse unemployment, then reduced income beginning in X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for water damage on DOL XX/XX/XXXX for claim amount $XX,XXX. Claim was not monitored. Unable to verify current condition.

TITLE: A title search completed in X/XXXX prior to modification reported an HOA lien iao $X,XXX. HOA dues were noted to be subordinate to the subject mortgage, and modification was completed; unable to determine whether lien has been satisfied. XXXX title report does not reflect HOA lien.
433244695	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted, loan was current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242912	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower promised payment, RFD on income received. Last contact was X/XX/XXXX to discuss loan.

REASON FOR DEFAULT: It would appear that pay period is the issue. Payments made monthly, but after grace period.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243813	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in regular contact with the servicer and appears to be cooperative during noted conversations. The borrower requested workout assistance in X/XXXX due to being out of work temporarily but never returned the required documentation. A one month deferral was completed in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being out of work temporarily due to illness. Also due to tenants not paying noted in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes indicate the property is a non-owner occupied rental property. No indication of damage or ongoing repairs.
433242221	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT: No contact with borrower.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242617	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower was in XX/XXXX when borrower confirmed payment receipt. Borrower reported a XXXX impact through the website in X/XXXX, but confirmed ability to pay. Borrower usually pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584736	XXXX 36M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244489	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower appears to have submitted loss mit package in X/XXXX; incomplete assistance package notice was sent on X/XX/XX. Borrower was advised of the missing docs on X/XX/XX; borrower explained that his wife passed away X years ago and wants to lower his payment. Borrower also explained in X/XXXX that he had been having problems with the XXXXtic tank and had X rooms flooded and wanted to do a mod because he is only getting social security check and looking to find a lower insurance rate. Loss mit review was initiated but workout was closed in X/XXXX due to application inactivity. Loss mit review was initiated again in X/XXXX but the borrower requested workout closure in X/XXXX (last contact) stating that he did not need assistance.

REASON FOR DEFAULT: Loan is current but borrower stated in X/XXXX that his wife passed away, unemployed and only income is social security check.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in X/XXXX that he was having problems with the XXXXtic tank and X rooms were flooded. No details regarding repairs provided.

432585429	XXXX 24M PHCH Gap	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout XXXX delinquency, no discussion of hardship or loss mitigation due to BKX discharge. Borrower accepted a pre-approved flex mod, trial completed XXXX XXXX-XXXX XXXX without financial review. Account remains current post-mod, last contact X/XX/XXXX with questions about escrow analysis.

REASON FOR DEFAULT: Last RFD was noted on XX/XX/XXXX as income curtailment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: Prior BKX filed X/X/XXXX and discharged X/XX/XXXX.

PROPERTY: Comments on X/XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XXXX XXXX starting XX/XX/XXXX and expiring on X/XX/XXXX. Comments did not indicate subject property was effected by the XXXX. Comments last indicated subject was owner occupied on X/X/XXXX.
433243362	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/XXXX Several notes are recorded regarding a returned payment, no RFD is given. The most recent contact was on X/X/XXXX Borrower reports they have been impacted by XXXX, but they can continue to make their payments. No loss mit activity noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243347	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, promised payment and stated RFD was service transfer. Borrower unresponsive to most collection efforts. X/XX/XXXX borrower called as system would not accept payment as less than amount due. Modification documents were then received and modification boarded. Borrower has never provided an RFD, other than servicing transfer and there was no trial plan prior to modification. Most recent contact was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Servicing transfer at the beginning of comments, but nothing further.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584515	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in and discussed FC, servicer notes they did not offer loss mit; reason not offered is unknown. Servicer offered a pre-approved MOD, STIP plan ran from XX/XXXX to X/XXXX. STIP plan completed and loan modified in X/XXXX, due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower called in to confirm loan modified, servicer advised yes.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Referred to FC XX/X/XXXX, FC closed X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584660	XXXX 36M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243103	XXXX 24M PHCH	5/10/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; contact with borrower to confirm payments. Borrower stated XX/XX/XXXX principal balance too high. Borrower called XX/XX/XXXX to make payment by phone.
REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584992	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the checking on the status of the Non-qualifying Assumption. The borrower is deceased with a Mod/Assumption approved and processed XX/XXXX. The loan was in foreclosure prior to approval for the Mod. The reason for default was death of borrower.

REASON FOR DEFAULT: The reason for default was death of borrower.

FORCLOSURE: The loan was in foreclosure prior to the reinstatement of the loan with no details provided.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242204	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact was in X/XXXX when borrower reported property damage. Borrower pays through the website. Servicer made dialer attempts through X/XXXX as borrower would pay towards the end of the month.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower contact in X/XXXX when borrower reported hail damages and had received an insurance claim check. No further notes regarding claim.
433242911	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Deferral offer was sent in XX/XXXX, no response received from borrower; assistance review expiration notice was sent in XX/XXXX. Escrow analysis statement was sent in X/XXXX and X/XXXX. ARM rate/payment change notification was sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244740	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested cure amount X/XX/XXXX. Borrower scheduled payment X/XX/XXXX. Borrower requested online assistance X/XX/XXXX. XXXX disaster area noted XX/XX/XXXX; no indication property was affected.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241962	XXXX 24M PHCH	6/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and applied for payment assistance. Servicer approved a trial mod plan in X/XXXX, and borrower made phone payments through X/XXXX. Borrower was unable to sign the final modification, stating he was out of the state until the following year. Servicer then offered a X-month repay plan, but borrower declined. Co-borrower scheduled three months of payments in XX/XXXX, and again in XX/XXXX to reinstate the account. No further contact.

REASON FOR DEFAULT: Loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242430	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. ARM rate/Payment change notifications were sent in X/XXXX and X/XXXX. Escrow analysis statements were sent in X/XXXX and X/XXXX. Minimal contact is noted; co-borrower called in X/XXXX to inquire about payoff and was advised to register the account online so that a payoff quote can be emailed to her, no additional details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584785	XXXX 36M PHCH Gap	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until X/XX/XXXX inquiry about upcoming service transfer. Borrower called again to advise of new insurance provider X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242942	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Assistance reminder letter was sent on X/XX/XX. Borrower stated on X/XX/XX that she just started a new position at work and was not sure if they would qualify for workout. Workout was closed due to application inactivity. Borrower submitted an online XXXX notification indicating impacted by XXXX but has the ability to make the monthly payment. Last contact was in X/XXXX, borrower called in for web assistance, wanting to update mailing address to include 'South'. Escrow analysis statement was sent on X/X/XX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582540	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX borrower called as taxes had been paid twice. X/X/XXXX RFD was issues with tenants, not sure if reference to this property. Last contact X/XX/XXXX called to discuss insurance policy. Loan was originated as 2nd home.

REASON FOR DEFAULT: RFD in XXXX was issues with tenants. Loan has been current since XX/XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584668	XXXX 24M PHCH	6/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/X/XXX regarding payment. Borrower setup ACH X/XX/XXXX. Borrower inquired about double payment X/XX/XXXX. Borrower called to confirm ACH X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243787	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower declined ACH and was advised of step rate payment beginning X/X/XXXX. No Loss Mit activity found. No recent attempt to contact borrower.

REASON FOR DEFAULT: RFD for slow payments was not provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433244748	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made. The loan has been current for the past XX months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242303	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact history found within the review period.

REASON FOR DEFAULT: The reason for default is not applicable. Loan has been current during review period.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433244338	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about status of account XX/XX/XXXX; scheduled payment. Servicer reviewed late fees X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244955	XXXX 24M PHCH	5/1/2021	3/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated XX/XX/XXXX would make payment this week.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243620	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Notes indicate payments are being received from aXXXXprogram, no RFD is given. As of X/XX/XXXX funds are exhausted. Minimal contact is recorded. No loss mit activity noted. The most recent contact was on X/XX/XXXX, borrower calls in for a password reset.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242364	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/X/XXXX. Borrower confirmed draft date X/X/XXXX of ACH payment; discussed how to place executor of estate on account.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244372	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/XX/XXXX, borrower stated other loan he had with servicer would be paid off in X weeks. XX/XX/XXXX borrower would not discuss loan and stated he had a dispute and would be paying off. X/XX/XXXX numerous income documents received, it appears they were for the other loan the borrower has with servicer. Borrower has stated on multiple occasions that they would not discuss this loan, only the other one. Comments end on XX/XX/XXXX, but loan has been current since that time.

REASON FOR DEFAULT: Loan has been current for the last XX months.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242056	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking if her son could make payments if needed. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found

432585467	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Despite monthly dialer attempts, no contact with borrower until servicer solicited a trial mod plan in XX/XXXX. Borrower accepted the X-month trial plan in XX/XXXX. Borrower was notified of an error in the mod agreement in X/XXXX, and verified receipt of final mod documents in X/XXXX. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower called about an escrow shortage in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Servicer applied indemnification in XX/XXXX to a lien/judgment to XXXX iao $X,XXX.
433243628	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX for payment inquiry and was advised that if the monthly statement goes out before payment is processed then it will not show on the statement. Escrow analysis statement was sent on X/X/XX. Last contact was on X/XX/XX, borrower inquired about the escrow analysis, also requested payoff; payoff quote was sent. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243897	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585420	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The reason for default was excessive obligations. The borrower made XX payments XX/XXXX to bring the loan current. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243203	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a phone payment. Work out assistance was last active X/XXXX when modification was completed. Very little additional borrower contact.

REASON FOR DEFAULT: No payment default in the past year. RFD prior to modification is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433244515	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in prior months of review period. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243079	XXXX 24M PHCH	6/16/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed BKXX in XXXX. BK is trustee pay all and has been current for the past XX months. No contact with the borrower is noted. BK remains active.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XX/XXXX. POC filed in X/XXXX for full amount due. BK trustee pays all payments, pre and post petition.

PROPERTY: Owner occupied

433242069	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement and escrow payment change notifications were sent in X/XXXX. Borrower sent a check iao $X,XXX from the refund from the prior insurance; borrower was advised on X/XX/XX that the check had been received and the account submitted for analysis. Borrower called in on X/XX/XX to inquire about payment increase and was advised that the escrow analysis done in XXXX shows why the payment was due to increase in XXXX however, because the shortage check was received, a new analysis was completed with the new payment amount due in XX/XXXX. Escrow analysis was sent in XX/XXXX. Last contact was in X/XXXX, borrower requested XXXX for XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX with no reaffirmation, no additional details provided.

PROPERTY: No property issues found.

433242761	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of X payments in XXXX XXXX, delinquency was due to borrower sent payment to an incorrect PO Box. There is occasional ongoing contact for amortization inquiry and phone payments. NSF return in XXXX was due to bank account change and replaced in month due. Last contact X/X/XXXX to confirm payment receipt.

REASON FOR DEFAULT: Payment address error

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584769	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer approved Stip to Mod X/X/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Borrower stated X/X/XXXX still looking for job. Servicer confirmed receipt of POA X/XX/XXXX. Servicer approved Mod workout XX/XX/XXXX which was booked XX/XX/XXXX. Borrower inquired about status of loan XX/XX/XXXX. Borrower called to setup ACH XX/XX/XXXX. Borrower called X/XX/XXXX to schedule ACH draft date.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242330	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First and only contact with borrower XX/XX/XXXX, general questions.

REASON FOR DEFAULT: None provided. BKX, discharged.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: X/XX/XXXX comments reference a BKX with reaffirmation. No date filed. Case number XX-XXXXX. Discharged X/X/XXXX.

PROPERTY: No evidence of property damage.

433241980	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted, loan was current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244690	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584721	XXXX 36M PHCH	6/14/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243216	XXXX 24M PHCH	6/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243860	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to discuss loan. This has been the only contact with the borrower, loan is current.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585191	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower confirmed a payment was received in X/XXXX, and a modification was completed that month. Borrower stopped paying in X/XXXX, and didn't have any contact with servicer despite monthly dialer attempts, until borrower requested a reinstatement quote in XX/XXXX. Borrower was able to reinstate the account in X/XXXX; source of funds is unknown, as borrower mentioned state assistance and a withdrawal from XXXX account. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred XX/X/XXXX, notice of sale was sent for publication XX/XX/XXXX. Sale date was scheduled for XX/XX/XXXX, but was postponed as borrower had reinstatement funds

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585174	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to make payment by phone XX/XX/XXXX. Borrower called to add husband as authorized caller X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted. Servicer notes X/X/XXXX FC referral hold due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.
433242798	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit has been offered. Comments do not show contact with borrower as loan has been current. Borrower makes payments via website.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
433243019	XXXX 24M PHCH	8/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact since X/XX/XXXX inquiry about payment options.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584748	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a letter in X/XXXX that insurance coverage had expired. Servicer verified coverage was active. Borrower verified pending loan transfer in X/XXXX, and the loan transferred later that month. Borrower made a phone payment in X/XXXX. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432584850	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower said he was no longer on the deed in X/XXXX, and requested a modification review but didn't submit any documentation. Servicer solicited a trial mod plan in X/XXXX, but neither borrower responded to the offer. Servicer received anXXXXrequest for a reinstatement quote in X/XXXX. Borrower was unable to make a payment in XX/XXXX due to the foreclosure loan status. No further contact. Borrower was approved for the XXXX recast program in X/XXXX. Loan was reinstated, recast was effective in X/XXXX. Loan transferred servicing in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT:maritall issues

FORECLOSURE: Referral date not provided. Case was dismissed in X/XXXX after reinstatement

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243074	XXXX 24M PHCH	5/13/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX stated they were impacted by XXXX, servicer completed a X month deferral X/XX/XXXX. Borrower on XX/XX/XXXX requested another deferral but servicer advised could not complete deferral. There has been no contact since and no workout received.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244835	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244755	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower submitted a written request about an escrow increase in X/XXXX, and submitted a written request for a late fee waiver in X/XXXX; servicer response was not provided. No phone contact with borrower. Dialer attempts made through XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584623	XXXX 36M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with little contact, no hardship noted. Last contact X/X/XXXX to confirm ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244189	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for XXXX XXXX verification of payments made through website. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242415	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242456	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified auto-draft payment receipt in X/XXXX, and discussed an escrow shortage. X NSF payments in late XXXX, and borrower made a phone payment in XX/XXXX to reinstate the account. Borrower requested website access assistance in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432584628	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact until X/XX/XXXX transfer inquiry. Last contact X/XX/XXXX to confirm insurance renewal was received.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242294	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX stating that his XXXX received a statement that belongs to a different property, borrower was advised that it looked like there was a mix up on the name and will be researched. It appears that the issue has been resolved; research was completed on X/XX/XX, it was also confirmed on X/X/XX that the SSN for borrower per IRS TIN matching results is the correct number and name combination is already on the system. Last contact was in XX/XXXX, borrower scheduled a payment. Annual PMI disclosure letter was sent in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX filing was discussed in X/XXXX however, BK does not appear to belong to this borrower as it was explained that the commonality is a similar name (XXXX vs. XXXX), the SSN is different and the address and state does not apply to the subject property.

PROPERTY: No property issues found.

433244285	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit offered. There has been limited contact with borrower. Borrower in X/XXXX called in about the demand letter received, servicer advised loan past due and possible FC action. Borrower brought loan current. Last contact X/X/XXXX when borrower discussed loan details.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433245046	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in to make a payment over the phone. The borrower has been in frequent contact and appears to be cooperative during noted conversations. Often makes payments over the phone. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244634	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact X/X/XXXX making payment and requesting payment history. Appears borrower was trying to refinance in X/XXXX as payoff requested by XXXX Loans. Only contact since X/XXXX has been borrower making payments and directing allocation of amount paid. Last contact was X/X/XXXX making promise to pay on X/X/XXXX.

REASON FOR DEFAULT: No RFD, current loan.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243544	XXXX 24M PHCH	5/24/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined to verify identity in X/XXXX but did state that payment had been mailed. Borrower also verified a payment had been mailed in XX/XXXX and in XX/XXXX. No contact again until borrower asked about a retention options in X/XXXX, as she was not able to qualify for a refinance. Servicer offered a mod review, but borrower declined. Last contact was in X/XXXX when borrower made a phone payment. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433245130	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled future payments in X/XXXX, and again in XX/XXX. Borrower asked about an escrow shortage in X/XXXX, verified taxes were paid in X/XXXX, and inquired about the school tax payment in XX/XXXX. Borrower scheduled future payments again in XX/XXXX and in X/XXXX. Payment pattern continued, as borrower scheduled future payments in X/XXXX, X/XXXX and in X/XXXX for payments through early XXXX. Last contact was in X/XXXX when borrower scheduled payments through X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584757	XXXX 36M PHCH	6/16/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for X/X/XXX welcome call and confirmation of ACH setup.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244262	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX, borrower had defaulted on a prior repayment plan. Set up verbal plan to make X payments of $XXX.XX, ending XX/XX/XXXX. XX/XX/XXXX borrower wanted to change due date to the XXth due to when social security is received, did not have funds to pay the per diem. X/XX/XXXX borrower called about loss mitigation options. RFD was increase in bills. Borrower has submitted a partial package. Last contact with the borrower was X/XX/XXXX discussing remaining documentation needed for loss mitigation.

REASON FOR DEFAULT: Borrower on social security and increase in bills.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: XX/XX/XXXX states BKX discharged, no additional information.

PROPERTY: No evidence of property damage.

433244075	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX after BK dismissal. No other contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/X/XXXX, chapter XX, dismissed X/XX/XXXX.

PROPERTY: Owner occupied
432585547	XXXX 24M PHCH Gap	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested an unemployment forbearance XXXX XXXX, approved for X months with $X due. Servicer approved a Flex MOD XX/XX/XXXX, trial plan completed X/XXXX through X/XXXX, income documents were not required. Account is performing post-mod, last contact X/XX/XXXX with questions about MOD which servicer answered. Borrower is unresponsive regarding NSF returns but replaces payment in month due.

REASON FOR DEFAULT: XXXX RFD: Unemployment.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied, no property issues noted.
433243750	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower calling about his escrow balance. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433245140	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted. Loan remained current throughout review period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244670	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, appears borrower XXXXbe deceased, authorized third party was advised to send in death certificate, no other details provided. Unable to determine if authorized third party has been established as Successor in Interest.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Authorized third party inquired about tax exemption as of XX/XX/XXXX, was advised taxes would not deferred by Servicer and that she would need to contact her county about the taxes, no other details provided. No other property issues noted.
433244751	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with regular contact from non-obligated spouse for phone payments, no hardship is noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433244750	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with regular ongoing contact for phone payments, no hardship is noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433242634	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with regular monthly contact for phone payments, no hardship is noted. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432585002	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: A modification was completed in X/XXXX. Co-borrower gave a promise to pay in X/XXXX, and asked about past-due taxes. Co-borrower authorized a third party in X/XXXX, but couldn't give a promise to pay. Co-borrower promised to pay online in XX/XXXX, and declined payment assistance in XX/XXXX. Co-borrower promised to pay online each month between X/XXXX and X/XXXX. In X/XXXX, co-borrower said the borrower no longer lived at the property (since XXXX) due to divorce, and confirmed ability to pay. Borrower asked servicer to remove his name from the account in XX/XXXX, and disputed credit reporting. Loan transferred servicing in X/XXXX. Co-borrower asked about tax information in X/XXXX.

REASON FOR DEFAULT: Income curtailment, co-borrower only works part time during the summer; excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for unknown DOL and damages. The funds iao $X,XXX were deposited to escrow on XX/XX/XXXX, and disbursed to borrower on X/XX/XXXX as the loan was current.

433243765	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with frequent contact from unauthorized spouse for phone payments, no direct contact with borrower is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432584833	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower authorized his spouse on the account in X/XXXX, and completed a verbal financial interview as part of the loss mit application process. Servicer approved a trial mod plan in XX/XXXX, which borrower accepted that month. Borrower verified payment receipt in XX/XXXX, and spouse verified the mod status in X/XXXX. Borrower promised to pay at a branch in X/XXXX, and the modification was completed that month. Borrower paid by phone pay in XX/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Loss of income due to lack of work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Servicer applied indemnification to liens/judgments on title in XX/XXXX in order to complete a modification
433242880	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243673	XXXX 24M PHCH	5/20/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584874	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX and in X/XXXX as part of an active special forbearance plan. Borrower gave a promise to pay in X/XXXX, and co-borrower notified servicer borrower had found employment in XX/XXXX. Servicer then approved a trial mod plan, which borrower accepted in XX/XXXX. Co-borrower made the trial payments by phone pay, but was unable to make the final trial payment by phone until X/XXXX due to long hold times with servicer phones. No further contact. Servicer honored the plan terms, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment, then decreased income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584775	XXXX 36M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact prior to service transfer for account inquiry and phone payment. Last contact X/X/XXXX welcome call.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584698	XXXX 36M PHCH	5/15/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Both borrowers are deceased since XXXX and XXXX. Account is performing for the last X years with no contact until son provided copy of grant deed showing property is in a trust and he is trustee. SII has been confirmed, last contact X/X/XXXX to instruct servicer to apply escrow overage to principal curtailment.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per mailing address for SII. No property issues noted.

433242411	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on X/XX/XXXX, recent NSF payments are discussed. No RFD is given. No loss mit activity noted. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585388	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower; payment by phone. Servicer notes XX/X/XXXX borrower impacted by inaccurate payment history credit reporting during FB plan.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

433244704	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Escrow analysis statement was sent in X/XXXX and X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242818	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244170	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with the borrower was X/XX/XXXX when borrower called regarding an unsolicited modification letter sent on X/XX/XXXX. Servicer went over options. Borrower had not responded to any prior attempts to contact.

REASON FOR DEFAULT: Only contact with the borrower was during time when loan was current.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

433243825	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact since XXXX XXXX ACH setup except for X/X/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243853	XXXX 24M PHCH	4/27/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts in XX/XXXX with no contact for long periods of time, loan remained current throughout review period. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding payment, was informed statement was printed prior to payment and that borrower was due for XXXX payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX severe storm disaster area as designated by XXXX as of XX/XX/XXXX. No property damage noted. No other property issues noted.
433242803	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has remained current throughout the payment history. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582555	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: All payments made via IVR phone pay system. Borrower called in XX/XXXX about due date and how escrow overage was applied to account. Per notes on XX/XX/XXXX, overage to be used for a payment. Last contact on XX/XX/XXXX, borrower advised of total amount due.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244451	XXXX 24M PHCH	7/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower reported property damage on XX/XX/XXXX, was advised to contact claims department, no other details provided. No other property issues noted.
432584707	XXXX 36M PHCH	6/15/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact until service transfer inquiry X/XX/XXXX. Borrower remains in contact with new servicer with payment and servicing questions, no hardship is noted. Last contact X/XX/XXXX.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584877	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay by check in XX/XXXX, and declined payment assistance. Borrower made a phone payment in XX/XXXX. Servicer solicited a trial mod plan in X/XXXX, which borrower accepted that month. Borrower set a pre-nuptial agreement copy in X/XXXX to clear a title issue, and gave verbal authorization on the account to a third party for XX days in X/XXXX. The modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and borrower tried to set up bi-weekly auto-draft payments, but servicer didn't offer the option. Borrower also confirmed the escrow information. No further contact.

REASON FOR DEFAULT: Helped with out-of-the-country funeral expenses from a death in the family

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244733	XXXX 24M PHCH	5/27/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX. X month forbearance was approved, timely payments resumed in XXXX XXXX. Last contact X/XX/XXXX: borrower confirmed hardship ended and inquired about refi opportunities.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242720	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive applied in X/XXXX. Borrower changed the auto-draft account information in X/XXXX and in X/XXXX after fraud on the prior account. Borrower had an NSF payment in X/XXXX and in X/XXXX, but both were reinstated in the same month. Another XXXX incentive was applied in X/XXXX. Borrower asked about how to apply for payment assistance in X/XXXX, and submitted an application the following month. Package was incomplete. Servicer advised borrower of missing documents in XX/XXXX, and has since had monthly contact regarding the documentation submitted. Package was XXXXXed complete in X/XXXX. Retention options were denied in X/XXXX, reason for denial was not provided.

REASON FOR DEFAULT: Insufficient/low income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584814	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower noted as deceased in XX/XXXX, death certificate received as of XX/XX/XXXX, Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, signed mod docs received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Loan has been current since modification. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Co-borrower death and reduction in income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower inquired about cash out option to repair roof as of XX/XX/XXXX, no other details regarding damage or status of repairs provided. No other property issues noted. Loss date is unknown.

TITLE ISSUES: Title issue regarding vesting information due to death of co-borrower noted in XX/XXXX. Legal description and vesting information updated on title as of XX/XX/XXXX, title noted as clear as of XX/XX/XXXX.
432582659	XXXX 36M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no contact except for requests for XXXX statements in XXXX XXXX and XXXX XXXX. Last contact X/X/XXXX to follow up on XXXX never received.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432584945	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX. Co-borrower verified the plan status in X/XXXX, and confirmed borrower was still unemployed. Borrower completed a financial interview in XX/XXXX as part of the mod application process. Servicer approved a trial mod plan that month, which borrower accepted. Co-borrower asked about an escrow shortage in XX/XXXX. The modification was completed in X/XXXX. Co-borrower made a phone payment in X/XXXX, and set up auto-draft payments to start the following month. Loan transferred servicing in X/XXXX. Co-borrower gave a promise to pay in X/XXXX, and made a phone payment later that month. Co-borrower also confirmed an escrow shortage in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment; borrower was forced to retire due to health issues. SSI income began in X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584787	XXXX 36M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585418	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF payment in X/XXXX. The modification was sent to borrower in X/XXXX, but borrower didn't return the documents and the modification was cancelled in X/XXXX. Borrower disputed the mod cancellation, stating she never received the notary information she requested. Borrower reapplied, and servicer approved a trial mod plan in X/XXXX. Borrower made payments through bank bill pay, and the modification was completed in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX; borrower gave a promise to pay online. No further contact; subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower is legally separated from spouse

FORECLOSURE: Referred X/XX/XXXX. then placed on a loss mit hold. Modification was completed in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585433	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a trial mod plan in X/XXXX, and made the final trial payment that month. Borrower verified payment receipt in X/XXXX, and the modification was completed in X/XXXX. Borrower also made a payment at a branch in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Not provided. Borrower is separated from her spouse

FORECLOSURE: Timeline not provided. A sale was scheduled for X/XX/XXXX, but the action was placed on loss mit hold for a trial plan. Modification was completed in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242202	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585548	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower requested the new loan number in X/XXXX, and completed a welcome call. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Notes mention a case filed in XXXX, only the case number was provided. Chapter XX filed XX/XX/XXXX. MFR filed in X/XXXX, but court entered a consent order. Borrower defaulted on the order, and a default letter was sent X/X/XXXX. Relief granted X/XX/XXXX. Case was discharged X/XX/XXXX.

PROPERTY: Owner occupied
433243485	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585138	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to excessive obligations; medical expenses. Borrower illness noted XX/XX/XXXX reduced hours at work due to medical issue. Servicer approved Stip to Mod XX/X/XXXX with payments of $X,XXX.XX beginning X/X/XXXX. Borrower called to reinstate XX/XX/XXXX; not interested in workout options. Loan confirmed reinstated XX/XX/XXXX. Last contact X/XX/XXXX borrower stated payment reversed due to wrong bank account.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241946	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585153	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in requesting assistance, servicer went over options. As of X/XX/XXXX servicer notes receipt of a workout packet which was missing income documents. Workout denied X/XX/XXXX due to missing documents. As of X/XX/XXXX new workout packet received. MOD approved XX/X/XXXX, STIP plan was for X months starting XX/XXXX. STIP completed and loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer went over the MOD details.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584773	XXXX 36M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for phone payment or account inquiry, no hardship is noted. Last contact X/XX/XXXX to inquire about payment options after service transfer.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584732	XXXX 36M PHCH Gap	6/15/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585129	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The reason for default was loss of income due to health issues and not able to work. The borrower was approved for a Mod that was processed in XX/XXXX. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was income reduction due to health issues.

FORCLOSURE: No FC activity was found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585078	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: As of XX/X/XXXX comments indicate servicer approved a Flex MOD, STIP plan was for X months from XX/XXXX to X/XXXX. Plan kept and loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Servicer notes receipt of a dispute on X/X/XXXX which was resolved XX/XX/XXXX. Last contact X/X/XXXX new servicer completed the welcome call.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242253	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; financial packet set to the borrower on XX/XX/XXXX. As of XX/XX/XXXX, an incomplete packet received. As of XX/XXXX, borrower stated that they did not file the XXXX taxes yet. Workout request closed out in XX/XXXX due to the borrower not sending in all requested documents. Second packet sent out in XX/XXXX but was closed out in XX/XXXX as borrower stated would bring account current on their own. Borrower wanted to refinance loan in XX/XXXX; servicer advised that they would need to contact a financial institution because they do not refinance loans. Last contact on XX/XX/XXXX, the borrower advised that their debit card was compromised and wanted to make sure that their automatic payment would still process. Servicer advised yes because they use the routing number and checking account number to draft payment.

REASON FOR DEFAULT: RFD as of XX/XXXX, medical bills and borrower is very ill. As of XX/XX/XXXX, the borrower got into a car accident. RFD per notes on XX/XX/XXXX, medical issues.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: Per notes on XX/XX/XXXX, borrower stated her basement flooded but details not provided. Owner occupied per notes on XX/XX/XXXX.
433243405	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance with logging into the website as of XX/XXXX; all payments made via website since. Two payments accidentally drafted in XX/XXXX and the borrower advised on XX/XX/XXXX that one of the payments would be refunded. Borrower requested XXXX on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated he would make the payment once his social security is deposited. Promised to pay by XX/XX/XXXX.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432584798	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX requested assistance as they were having trouble affording the payment. Servicer notes receipt of a workout packet on X/XX/XXXX but income documents missing. Servicer denied workout X/XX/XXXX due to missing documents. As of X/XX/XXXX a new workout packet was received. Servicer approved a MOD XX/XX/XXXX, STIP was for X months running from XX/XXXX to X/XXXX. STIP completed and loan modified in X/XXXX due date rolled from XX/XXXX to X/XXXX. Last contact X/XX/XXXX when borrower and servicer discussed MOD details.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433245012	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with all contact regarding promise to pay/payments. Last contact X/X/XXXX. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

433245142	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242043	XXXX 24M PHCH	5/20/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and updated the mailing address to match the property address in X/XXXX. Borrower gave another promise to pay in X/XXXX, and verified payment of the insurance premium. Borrower gave a promise to pay in XX/XXXX and in X/XXXX. Borrower asked about XXXX assistance in X/XXXX, but confirmed ability to pay. Borrower asked how to lower the interest rate in XX/XXXX, and servicer advised borrower to apply for a modification. Borrower applied later that month, and verified receipt of missing documents in X/XXXX. Package was noted to be complete in X/XXXX, but borrower did not qualify for assistance. Servicer advised borrower of a pending payment increase in X/XXXX.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584697	XXXX 36M PHCH	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433243948	XXXX 24M PHCH	7/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to pay.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584703	XXXX 36M PHCH Gap	6/15/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years with no borrower contact except for X/X/XXXX welcome call, no hardship is noted.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585428	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer solicited a three-month trial mod plan in X/XXXX and in X/XXXX, but borrower didn't respond to either offer. A similar offer was also made in X/XXXX with no response from borrower, who made payments through the IVR system. Loan transferred servicing in X/XXXX, and borrower began paying through the website. No phone contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244632	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243592	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Death of co-borrower noted XX/XX/XXXX; borrower called to authorize daughter on account. 3rd party requested online assistance XX/XX/XXXX. 3rd party requested password reset X/XX/XXXX. Borrower requested online assistance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433241947	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Monthly payments are made through auto-draft.

REASON FOR DEFAULT: No default in the past two years

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244770	XXXX 24M PHCH	6/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower wanted to know why unapplied balance was showing on statement per notes on XX/XX/XXXX; notes do not indicate servicer's response. Per notes on XX/XX/XXXX, borrower stated she changed insurance companies but escrow analysis sent still shows old insurance company. Servicer advised of the process to get the information updated. Last contact on XX/XX/XXXX, borrower called to discuss interest rate and requested a payoff statement.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432582617	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, trying to catch up with bills and gets paid at the end of the month. X/XX/XXXX borrower inquired about XXXX assistance, no RFD, but deferral approved. X/XX/XXXX borrower stated unemployed. XX/XX/XXXX borrower asking for assistance. Borrower has not submitted a loss mitigation package. Unable to determine if borrower has returned to work.

REASON FOR DEFAULT: RFD in X/XXXX was unemployment. Unable to determine if borrower has returned to work.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431957122	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations and has been in frequent contact. The notes reflect three one-month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The loan has had brief periods of delinquency since that time but is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. In XX/XXXX, the borrower indicated unemployment caused by XXXX. Unclear if hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584953	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/X/XXXX called in requesting assistance, servicer went over what is needed for loss mit review. Comments on X/X/XXXX indicate a X month STIP plan was approved with payments of $X,XXX.XX starting X/X/XXXX. Comments on X/X/XXXX indicate plan kept, servicer modified loan in X/XXXX. Last contact X/XX/XXXX borrower called in wanting to know why payment increase, servicer advised due to escrow increase.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: BK XX filed XX/XX/XXXX and discharged X/X/XXXX.

PROPERTY: Comments on XX/XX/XXXX indicate property damage but servicer has classified as non monitor. Servicer notes on X/X/XXXX that borrowers pipes burst and checks were endorsed and sent back to borrower for repairs. Servicer notes X checks were received first for $XX and second for $X,XXX both were endorsed and returned to borrower. Date of loss not noted and there are no comments to indicate work completed.

432585298	XXXX 24M PHCH	4/1/2021	3/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and verified the loan status in XX/XXXX. Borrower gave a promise to pay in XX/XXXX and in X/XXXX. Borrower declined retention options in X/XXXX, and made a lump sum reinstatement. Borrower promised to pay at a branch in X/XXXX, and asked about a bi-weekly payment option in X/XXXX. Borrower said he had scheduled auto-draft payments through the website starting in X/XXXX; no further contact despite several dialer attempts.

REASON FOR DEFAULT: Unexpected expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432583697	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, making first payment after modification. X/XX/XXXX borrower trying to make payment with credit card. XX/XX/XXXX borrower asked for status on all his loans, comment references at least X. XX/XX/XXXX borrower submitting a new loss mitigation package. RFD in XX/XXXX was illness of borrower. XX/XX/XXXX loan modification denied, appears to be due to income and the borrower was advised to try a short sale. XX/X/XXXX borrower inquired about XXXX assistance, but on X/XX/XXXX stated did not need assistance. X/XX/XXXX appears borrower had submitted new modification package as call to see if received.

REASON FOR DEFAULT: It appears that the borrower is over extended based on the number of requests for loss mitigation and the delinquency so soon after the last modification.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: Comments reference BKX discharge, no further information.

PROPERTY: No evidence of property damage.

432583942	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to the XXXX; called in on X/XX/XX regarding XXXX, call was transferred for payment options. Borrower also expressed dissatisfaction with his XXXX payment and was upset about the late fee and stated that no one answered the line when he called; late fee was waived. Borrower was approved for a X month FB plan from X/X/XX - XX/XX/XX. Borrower called in on X/XX/XX requesting for the FB to be cancelled indicating that he was going to refinance and needed a statement showing loan is current. FB plan was deleted on X/XX/XX. Borrower made a payment on X/XX/XX bringing the loan current. Last contact was in X/XXXX for escrow and billing statement inquiry.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957125	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said her situation hasn't changed but has started working more. The customer was approved for three one month deferrals at that time completed in X/XXXX, X/XXXX and X/XXXX. The borrower began requesting assistance in X/XXXX due to impact from XXXX. The loan has remained current and no further contact since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income caused by the XXXX XXXX. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583975	XXXX 24M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was contractually current at BK filing and performing until default XXXX XXXX, fully reinstated XXXX XXXX by the trustee. There is no borrower contact last X years, hardship unknown.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/XX/XXXX, dismissed XX/XX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433243406	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was several times XX days delinquent in XXXX. In X/XXXX RFD was curtailment of income, no details. In XX/XXXX borrower was granted a X month deferral, RFD not known. On X/X/XXXX borrower called in for XXXX relief, hours cut so income reduced. Borrower was granted deferrals for XXXX, XXXX and XXXX XXXX. In XX/XXXX borrower wasn't working and husband's hours were reduced. Sent workout paperwork but borrower never returned it and workout was closed X/XX/XXXX. Borrower is now current.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432585081	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes X/XX/XXXX Mod denial. Borrower hardship noted XX/X/XXXX due to curtailment of income; borrower interested in workout options. Borrower provided reinstatement quote XX/XX/XXXX; confirmed received XX/XX/XXXX. Borrower hardship again noted X/XX/XXXX due to curtailment of income; loss of hours at work. Borrower advised of service transfer X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: Loan referred for FC XX/X/XXXX. FC action closed/billed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585315	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive until XXXX XXXX inquiry about mod status, servicer advised application was closed due to incomplete. Borrower remained in contact and submitted all financials required for approval of trial XXXX XXXX-XXXX XXXX. Borrower paid timely post-mod until missed payment XXXX XXXX. Last contact X/XX/XXXX to reinstate, no updated hardship provided.

REASON FOR DEFAULT: RFD code in XXXX is excessive obligations, no updates provided

FORECLOSURE: Referred to foreclosure prior to review period, noted by new servicer as litigation status but no litigation details provided. Case was dismissed XXXX XXXX after modification.

BANKRUPTCY: No active bankruptcy found.

PROPERTY: Property is owner occupied. No property issues found.

433243369	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make a payment in X/XXXX; assistance options notice and demand notice were sent in X/XXXX. Borrower called in on X/XX/XX stating that she made the payment for XXXX and has a copy of the bank statement, borrower was advised to send a copy for review; borrower was not able to find the bank statement and stated that she would be making a payment to make up for the past due balance. Loan was brought current in X/XXXX. Last contact was in XX/XXXX, borrower requested XXXX statement. Loan is current.

REASON FOR DEFAULT: Borrower thought that she made the payment in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243440	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month XXXX deferral from X/X/XXXX to X/X/XXXX due to income curtailment. The borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

432584111	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, denied for mod as of XX/XX/XXXX due to not meeting payment reduction criteria. Loan reinstated as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower approved for X month repayment plan as of XX/XX/XXXX, set up for forbearance plan at same time. Borrower declined forbearance plan as of XX/XX/XXXX. Borrower noted as impacted by XXXX as of XX/XX/XXXX, per comment on XX/XX/XXXX, loan was identified as being on XXXX forbearance plan by prior Servicer even though borrower declined it, plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to check on payment being processed since it had not been pulled from her account, borrower was transferred to loss mit department, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan referred to FC in XX/XXXX, FC referral screen print uploaded as of XX/XX/XXXX, exact date of referral not provided. FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUE: Title issue noted on XX/XX/XXXX, Assignment of Mortgage issue, Assignment of Mortgage noted as completed as of XX/XX/XXXX, no other details provided. No other title issues noted.

433242579	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower has been cooperative with the servicer over the last X years with last contact X/XX/XXXX to verify ACH payment. She struggled to maintain current payments in XXXX and received a repay plan X/XXXX and a loan mod effective X/X/XXXX. RFD was income curtailment. Prior NSF noted XX/XXXX. The borrower has made the first X payments on the mod and loan is current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433245175	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to request for XXXX assistance in XXXX XXXX due to self-employment loss of clients. Timely payments resumed XXXX XXXX with no further contact since X/X/XXXX. Loss mitigation application was closed XXXX XXXX due to borrower unresponsive.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243902	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX due to borrower laid off. X-month forbearance was approved, timely payments resumed in XXXX and there is no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245063	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer approved a X month deferral X/XX/XXXX but it appears borrower made a payment so only X months were deferred. No further assistance was requested. Borrower in XX/XXXX changed insurance companies in attempt to lower payments, as of X/XX/XXXX servicer and borrower discussed new payment and start date. Borrower on X/XX/XXXX called in and wanted to know why deferred balance went up, servicer went over due to payments being deferred.

REASON FOR DEFAULT:

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on X/X/XXXX indicate property damage, date of damage or type not noted. Servicer indicates there are restricted escrow funds but unable to determine amount. Co-borrower on X/X/XXXX stated their contractor stole all the appliances and cabinets, no further details.
432584469	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment and to submit claim for XXXX damage to house.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted for unknown in XX/XXXX, loss date not provided, claim classified as non-monitored, loss draft iao $XX,XXX mailed directly to borrower as of XX/XX/XXXX, no other details provided. Hazard claim noted in XX/XXXX, tornado, DOL XX/XX/XXXX, unendorsed loss draft check iao $XX,XXX received as of XX/XX/XXXX, loan current at time of loss, no other details provided. No other property issues noted.
433243944	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower during delinquency, despite monthly dialer attempts through XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582645	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower other than making payments.

REASON FOR DEFAULT: No RFD.

FORECLOSURE: Active foreclosure prior to BK, which was dismissed when BK was discharged.

BANKRUPTCY: BKXX, case #XX-XXXXX. Discharged X/XX/XXXX

PROPERTY: No evidence of property damage.

432582871	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding a delinquency notice they received, was advised the loan is current and can disregard the notice. No further contact with the borrower and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations. The notes reflect a X month deferral was processed in X/XXXX but the borrower requested it be reversed in X/XXXX. The borrower then changed their mind and wanted the deferral reapplied in X/XXXX but the deferral was never reapplied. The borrower then fully reinstated in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. Was also not getting rental income due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585192	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered a pre-approved MOD on X/XX/XXXX which borrower never responded to. Borrower reinstated loan in XX/XXXX with a payment of $X,XXX.XX covering the X/XXXX through XX/XXXX payments. Comments show no further loss mit was offered. There has been no contact with borrower.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433243326	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact until request for XXXX assistance X/X/XXXX due to unemployment. X payments were deferred XXXX-XXXX XXXX. Borrower returned to work at end of XXXX and resumed timely payments XXXX XXXX. Borrower submitted an RMA X/XX/XXXX, no new hardship details are noted. Application was closed X/X/XXXX due to lack of response since last contact X/XX/XXXX for a password reset.

REASON FOR DEFAULT: XXXX Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/XX/XX was dismissed X/X/XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

433243779	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower made a phone payment. Loss Mit was last active X/XXXX when X month XXXX assistance deferment ended. No recent attempt to contact borrower.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD was last noted on X/XX/XXXX as borrower's job moved to online because of XXXX and borrower didn't have necessary equipment to work from home so she was laid off collecting unemployment. It is unknown if borrower has since returned to work or is still collecting unemployment income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433242313	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower struggled to maintain current payments in XXXX/XXXX due to unexpected expenses. File was referred for foreclosure X/XX/XXXX and placed on hold for loss mitigation. Borrower reinstated the loan XX/XXXX with XX payments. Servicer has made numerous attempts to contact the borrower over the last X years with limited contact. Most recent contact X/XX/XXXX regarding payment. Loan has been over XX+ days delinquent in the last year and is presently current. Unable to verify why servicer status is FB as there is no indication after the reinstatement a forbearance was granted. Comment X/XX/XXXX indicates a FB status remains.

REASON FOR DEFAULT: Unexpected expenses

FORECLOSURE: Foreclosure referral X/XX/XXXX. Borrower reinstated loan XX/XXXX.

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432582798	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was current through X/XXXX, then called servicer for XXXX relief, he'd been unemployed for X months, had been self employed. Was granted X month deferral on X/XX/XXXX. Borrower called again in X/XXXX for another extension, returned incomplete workout package on X/X/XXXX but can't see that any additional assistance given. Borrower caught up the loan in XX/XXXX. Loan has been current since then.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432582977	XXXX 24M PHCH Gap	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring BK performance. Payments are regular but loan has been contractually XX-XX days late several times. There is no contact with borrower except to deal with loss draft in X/XXXX. Last contact was X/XX/XXXX, no hardship provided

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX X/X/XXXX. POC filed date unknown. XX month plan confirmed X/X/XXXX, trustee to pay both pre and post petition payments. Plan remains active and current.

PROPERTY: Owner occupied. Loss Draft for $XXXX issued around X/XX/XXXX, damage related to storm (COL), date of loss X/X/XXXX. Due to low draft amount, claim was not monitored, funds released to borrower. No subsequent inspections found in file, unable to confirm condition of property.

432582284	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when X late fee was waived and the remaining fee amount was discussed. Loss Mit work out was last discussed X/XX/XXXX when co borrower inquired about getting on a RPP to bring loan current. Borrower was advised to update financials but he didn't have time and stated he would call back. No work out plan was set up. Last attempt to contact borrower via telephone was made on X/XX/XXXX. Borrower unresponsive to contact attempt.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as only husband working. Borrower first mentioned being unemployed on X/XX/XXXX. Prior RFD was noted on X/X/XXXX as excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. When Co borrower called in on X/XX/XXXX inquiring about a RPP plan he added they lost the house on Monday because of XXXX and needed to know process in getting property rebuilt. Borrower was advised to work with Loss Draft Department. There aren't any additional comments from Loss Draft Department or anything regarding property condition. The extent of XXXX damage is unknown. Prior comments on XX/XX/XXXX indicated subject property was in excellent condition at that time.
432582362	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX RFD, wife unemployed. Appears servicer was accepting certified funds only. X/X/XXXX work had been slow due to the weather. X/XX/XXXX borrower inquiring about XXXX assistance. XX/XX/XXXX hours had been reduced due to XXXX, which has been the RFD since. Does not appear that borrower has ever applied for loss mitigation.

REASON FOR DEFAULT: Reduced hours due to XXXX is the most current RFD. Borrower struggles to make payments and has had numerous NSFs.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244655	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, RFD hours had been reduced due to XXXX. X/X/XXXX hours still reduced. X/XX/XXXX borrower back to work and no further assistance needed. Would like due date moved as he does not get paid until late in the month. Last contact X/XX/XXXX, setting up X payments.

REASON FOR DEFAULT: Hours were reduced due to XXXX but borrower is back to work.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585468	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX tenant not paying. Borrower called XX/XX/XXXX to post-date payment due to excessive obligations. Borrower stated X/X/XXXX had unexpected expenses. Last contact XX/XX/XXXX to schedule online payment.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584982	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, in X/XXXX and in XX/XXXX. Borrower also declined payment assistance in XX/XXXX. Servicer solicited a trial mod plan in X/XXXX, which borrower accepted the following month. Borrower made the final trial payment by phone in X/XXXX, and requested a notary referral for the mod execution in X/XXXX. The modification was completed in X/XXXX. Borrower promised to pay online in X/XXXX; no further contact with borrower. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment, unexpected expenses

FORECLOSURE: Referred X/X/XXXX, then placed on a XXXX hold. A modification was completed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584864	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower also paid by phone in X/XXXX. Borrower made monthly phone payments between XX/XXXX and X/XXXX. Borrower made a phone payment in X/XXXX, and asked about insurance coverage. Borrower declined payment assistance in X/XXXX, and made phone payments in X/XXXX and in X/XXXX. Borrower asked about a one-month payment suspension in X/XXXX. Borrower made monthly phone payments between X/XXXX and XX/XXXX, and again in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower's daughter asked about the authorization process in X/XXXX. Borrower also made a phone payment in X/XXXX; no further contact.

REASON FOR DEFAULT: Excessive obligations, still recovering from XXXX Irma

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower called X/XXXX mentioned ongoing property problems from a previous XXXX in X/XXXX. In X/XXXX borrower asked servicer how to obtain an estimate of damage to the home from a recent XXXX, despite no active insurance claim. Status of damage and repairs is unknown.
433244899	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, making payment. X/XX/XXXX borrower laid off due to XXXX. X/XX/XXXX borrower called to discuss loan. X/X/XXXX borrower gave permission to 3rd party to discuss loan.

REASON FOR DEFAULT: Borrower was laid off due to XXXX, unable to confirm back to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues noted.

432584199	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Reinstatement quote requested on XX/XX/XXXX, provided on XX/XX/XXXX, loan reinstated on XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower completed welcome call, made payment and authorized wife for life of loan.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan noted as in active FC in XX/XXXX, FC referral screenprint uploaded as of XX/XX/XXXX, exact date of referral note provided. FC closed on XX/XX/XXXX with reinstatement. No other FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, XXXX, loss date not provided, loan was current at time of claim, repairs were not monitored, loss draft noted as of $X,XXX, current status of repairs unknown, no other details provided. No other property issues noted.
433242758	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when a promise to pay was made and kept. A Dialer attempt to contact borrower was made on X/X/XXXX with no success. A work out RPP was discussed in X/XXXX and X/XXXX but borrower declined assistance.

REASON FOR DEFAULT: RFD was last noted in X/XXXX as everything going on and previously on X/X/XXXX as waiting to get paid on the XXth of that month to make a payment. Borrower appears to have excessive obligations as in X/XXXX RFD was noted as had car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433242051	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, servicer has attempted to contact the borrower on a regular basis. The only contact on XX/XX/XXXX, borrower wanted to know if the servicer could refinance the loan and combine their first and second liens. Servicer advised that they do not refinance loans but combining of loans would need to be done via a refinance.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244800	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment with a curtailment in X/XXXX, and also paid by phone in X/XXXX and in X/XXXX. Borrower verified payment receipt in XX/XXXX and in XX/XXXX. Dialer attempts until borrower gave a promise to pay in X/XXXX after she received her tax refund. Borrower asked about payment application in X/XXXX, and mentioned a XXXX hardship in X/XXXX. Borrower opted in for the deferral program, but servicer didn't complete the task, and a deferment was approved. Borrower asked about XXXX assistance again in X/XXXX, and servicer offered a X-month fresh start FB to repay plan. Borrower applied for additional assistance in X/XXXX, but review was closed as hardship was temporary. Borrower asked about additional assistance in X/XXXX, and she reapplied the following month. Servicer declined additional assistance in X/XXXX; reason unknown. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: Borrower was approved to begin receiving SSI in X/XXXX. XXXX impact-borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583024	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan until towards the end of XXXX. Borrower expressed interest in loss mit in X/XXXX stating RFD due to being unemployed and had been in the XXXX. Borrower explained in X/XXXX that she was receiving unemployment income in X/XXXX but that income has ran out and still unemployed, seeking employment. Loss mit review was initiated, in the process of obtaining the missing docs but workout was closed in X/XXXX due to service transfer. Borrower stated in X/XXXX that she just went back to work in X/XXXX and having hardship with reduced income due to XXXX. A X month stip plan was approved effective X/X/XX. Borrower completed the stip plan and called in on X/XX/XX upset that she had not received the final mod docs and was advised that there was a delay because there was an offer from the investor, borrower requested the investor's information. Final mod was generated on XX/X/XX, loan modified effective X/X/XX. Mod was processed on XX/XX/XX. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.
433244251	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX to discuss loan. XX/X/XXXX two payment drafted from bank in error, servicer reversed X payment. X/XX/XXXX borrower unemployed due to XXXX. Deferral approved for X months, but borrower made payments during that time so only X months were deferred. Last contact with the borrower was X/XX/XXXX, making payment.

REASON FOR DEFAULT: Borrower was unemployed X/XX/XXXX due to XXXX, unable to determine if back to work, but loan has been current.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584266	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957461	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower stated they received a letter about her account being transferred, was advised that the system does not reflect the letter and was advised to send in letter for verification, no other details provided. Borrower also scheduled a payment.

REASON FOR DEFAULT: Extended problems.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583305	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX from authorized son with questions about payments, delinquency due to elder parent did not send increased payment amount after step rate change. Arrears were cured and account remained current with no contact until XXXX XXXX, income affected by XXXX but no assistance needed. Account is XXXX in the last XX months and performing since reinstatement XXXX XXXX, last contact X/X/XXXX.

REASON FOR DEFAULT: Step rate increase

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242471	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in frequent contact with the servicer appears to be cooperative. Payments are usually made over the phone. Three one month deferrals were completed in X/XXXX, X/XXXX, and X/XXXX. The borrower was also offered a repayment plan in X/XXXX but was closed in X/XXXX due to failure to make the required payments. the loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to job loss caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243504	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who said hasn't received paychecks yet and will set up payment once received. No further contact with the borrower and has been unresponsive to attempts since that time. The borrower was offered a deferral in XX/XXXX but the agreement was never returned. The loan was fully reinstated that next month. The notes also indicate the loan has been modified under the XXXX program but unable to confirm the date. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242586	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. No recent attempt to contact borrower. Loss Mit was last offered X/X/XXXX but borrower declined and stated would bring account current on her own, which she did.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as temporary excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433244718	XXXX 24M PHCH	5/1/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made by the servicer. The notes reflect a deferment was offered in XX/XXXX but was not accepted or returned by the borrower. The loan is current but has had sporadic payments and periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582600	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower; payments made via website or IVR phone pay system. Assistance requested in XX/XXXX; deferment granted. Last contact on XX/XX/XXXX, borrower advised of the amount due and payment made via phone.

REASON FOR DEFAULT: Borrower unemployed as of XX/XXXX and only receiving unemployment. RFD per notes on XX/XX/XXXX, XXXX; specific details not noted.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432584574	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed a temporary hardship had ended in X/XXXX, and gave a promise to pay online. Servicer solicited a trial mod plan in X/XXXX, which borrower accepted that month. Borrower verified the plan status and asked about mod documents in X/XXXX. Co-borrower verified receipt of modification documents in XX/XXXX, and requested a notary referral. The modification was completed in XX/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583837	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said they were impacted by XXXX. A forbearance plan was offered and the servicer mailed a modification package. The borrower agreed to a payment over the phone. The borrower was also offered a repayment plan in XX/XXXX, the details of which were not noted. The borrower began experiencing hardship due to XXXX in X/XXXX and was approved for a two month deferral completed in X/XXXX. The borrower appears to be cooperative. The loan is current but no recent notes indicating an active repayment plan or workouts under review.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and curtailment of income. The borrower also had surgery and was out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957783	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was current until X/XXXX when payments became less regular. Contact made with borrower but no RFD captured but each time they talked to the borrower she said she needed to check her records. Demand letter sent X/XX/XXXX and no payment made after X/XXXX, loan was referred to FC XX/X/XXXX when XXXX hold ended and contact with borrower said she was impacted by XXXX but doesn't say how, verified owner occupied. Borrower submitted workout package but incomplete until XX/XX/XXXX, on XX/XX/XXXX borrower confirmed now working full time. Retention workouts all denied but FC put on hold. Borrower reinstated the loan on X/XX/XXXX, source of funds unknown, no contact with borrower. FC ended, loan is now current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to FC XX/X/XXXX. Complaint filed XX/X/XXXX, service complete date unknown but borrower filed answer without affirmative defenses on X/XX/XXXX, loan moved to litigation.

BANKRUPTCY: No BK activity.

PROPERTY: Owner occupied.

432584041	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX to inquire about increase in payment and was advised of the escrow analysis from X/XXXX, borrower also stated that she made a payment on X/X/XX but was not debited. Borrower failed to make a payment in X/XXXX; loss mit letter was sent on X/XX/XX. X payments were applied in X/XXXX to bring the loan current. Borrower also failed to make a payment in X/XXXX and called in on X/XX/XX upset that auto pay still had not been set up and that the payment was not drafted in XXXX. Borrower explained that she made X payments online but were not drafted from her account; was advised that there was no bank information on file and would need to correct the ACH on the set up page, borrower was also advised that the bank can take X - X business days to reflect payment and no payments are processed on weekends. Last contact was in X/XX/XX borrower called for heloc inquiry and was advised to reach out to a local bank as the servicer does not do any heloc loans at the moment. Loan is current.

REASON FOR DEFAULT: ACH issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585551	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX, and declined payment assistance during another phone payment in XX/XXXX. Borrower opted out of servicer emails in X/XXXX, and servicer solicited a three-month trial mod plan later that month. Borrower verbally accepted the offer in X/XXXX. Borrower verified payment receipt in X/XXXX and in X/XXXX. The modification was completed in X/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied
432584155	XXXX 24M PHCH Gap	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: There is no borrower contact due to bankruptcy until XX/XX/XXXX call to confirm web payment had posted to account. Account remains current post-discharge, no further contact or hardship is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed X/XX/XXXX, XX-month plan confirmed XX/XX/XXXX. Notice of Final Cure filed XX/XX/XXXX, BK audit completed XX/X/XXXX confirming claim was paid in full and account is current. Case discharged XX/X/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

432583703	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower also agreed to a repayment plan, the terms of which were not detailed in the notes. The borrower has not been responsive to attempts to contact since that time. The borrower has been cooperative during noted conversations and usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to helping daughter with expenses and also due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582442	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, borrower asked that the servicer call back in a week, switching banks. X/XX/XXXX RFD was illness of family member. XX/X/XXXX RFD was unemployment. X/X/XXXX RFD, employer filed BK. Last contact other than making payments was X/X/XXXX, RFD was car accident.

REASON FOR DEFAULT: Borrower has provided various RFDs, most recently was in a car accident.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584217	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, welcome call with borrower, borrower made a payment, was advised needed marriage certificate and drivers license, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

433244212	XXXX 24M PHCH	5/26/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower pays on odd days due to when she receives her pension funds. Borrower scheduled several months of payments in X/XXXX, and agreed to a verbal repay plan. Borrower verified a payment was pending in X/XXXX, and scheduled several future payments again in XX/XXXX. Borrower verified the payment of insurance premiums in XX/XXXX, and confirmed the repay plan was completed in X/XXXX. Borrower requested a copy of a prior modification in X/XXXX, and reported a XXXX hardship in X/XXXX. Servicer granted a two-month deferral. Borrower made a phone payment in X/XXXX and in X/XXXX, and declined a verbal repay plan in X/XXXX. Borrower made phone payments over the next two months, and confirmed payment receipt in X/XXXX. Borrower asked about the escrow account in X/XXXX, and made a phone payment for the following month in X/XXXX.

REASON FOR DEFAULT: XXXX impact - reduced income, contracted XXXX and was in the hospital

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583020	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to request a copy of their XXXX statement. The notes show the borrower usually pays via the servicer's IVR. The borrower appears to be cooperative during noted conversations. The notes reflect a repayment plan was offered to the borrower in X/XXXX and the borrower has since reinstated the account. The account has remained current since X/XXXX. The notes also reflect a modification completed in X/XXXX as the result of a settlement agreement with the servicer. No details noted regarding what lead to the settlement. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations and medical bills No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584384	XXXX 24M PHCH Gap	6/1/2021	5/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX, both borrowers were out of work due to shutdowns. The borrowers are cooperative and have been in frequent contact. XXXX forbearance was extended in X/XXXX and again in X/XXXX; loan has been current since XX/XXXX reinstatement. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter X bankruptcy in XX/XXXX that was discharged in X/XXXX. The debt was reaffirmed.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431956958	XXXX 24M PHCH	7/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment. X/XX/XXXX borrower called stating co-borrower had been laid off and borrower hours had been reduced. Deferral done in X/XXXX and payments posted from suspense from FB plan in place from XX/XXXX to X/XXXX. Last contact on X/XX/XXXX calling to discuss loan.

REASON FOR DEFAULT: Income was affected by XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584351	XXXX 24M PHCH	5/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower approved for X month XXXX forbearance plan as of XX/XX/XXXX, plan extended on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Last contact on XX/XX/XXXX, post XXXX forbearance options were discussed, borrower stated they were able to return to making regular payments but declined repayment plan. Borrower approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Property noted as located in XXXX XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.

432584044	XXXX 24M PHCH Gap	5/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers divorced in XXXX per divorce decree in file. The borrower received a prior loan mod in XXXX due to the divorce and reduced income. He filed CHXX BK in XXXX and case remains active. Borrower is contractually current on the BK and has been XXXX delinquent in the last XX months. Servicer has had limited contact due to BK with last contact X/X/XXXX regarding possible refinancing and getting ex-wife off loan.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: Active CHXX BK filed X/XX/XXXX. XX month plan paid by debtor.

PROPERTY: Property is owner occupied with no issues noted

432584375	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $XX,XXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment, no other details provided.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: NOD/Foreclosure property registration completed as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted. XX/XX/XXXX

PROPERTY: No property issues noted.

LITIGATION: XXXX settlement case noted in XX/XXXX, with prior Servicer paying a total of $XXX, no other details provided.

432583673	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX interested in loss mitigation, RFD excessive obligations. Modification denied in X/XXXX, underwriting issues. XX/XX/XXXX borrower declined loss mitigation. RFD on X/X/XXXX was medical expenses and now interested in loss mitigation, but not appear a package was ever submitted. Last contact X/XX/XXXX, making payment and RFD of college tuition for kids.

REASON FOR DEFAULT: Excessive Obligations.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584032	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years and XXXX in past year. No contact has been made with borrower so RFD unknown. Borrower makes payments online and is current since most recent reinstatement XXXX XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied, no property issues noted.
431957563	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered a verbal repay plan in X/XXXX, but borrower declined and wanted to reinstate on his own. Borrower made payments through the website, and changed insurance carriers in X/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicer granted a two-month deferral beginning in X/XXXX. Borrower verified deferral completion in X/XXXX, and requested additional XXXX assistance in X/XXXX; servicer response was not provided. Servicer confirmed no credit reporting on the account in XX/XXXX due to a discharged bankruptcy. Borrower verified payment receipt in XX/XXXX, and requested website access assistance in X/XXXX. Borrower requested deferral letter reprints in X/XXXX. Borrower called about two checks sent in X/XXXX for the forbearance balloon payments; servicer verified receipt of the funds, and borrower asked servicer to close the workout and change the account status so the funds would be applied. No further contact.

REASON FOR DEFAULT: Income reduction, XXXX impact-reduced income. Borrower is self employed

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX without reaffirmation, details not provided

PROPERTY: Owner occupied
432583694	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone and provide a RFD.. The borrower began requesting assistance due to XXXX in X/XXXX and was approved for a three month deferral. The customer has continued to experience hardship due to XXXX, the borrower had not submitted the required documentation. The borrower has been in frequent contact with the servicer throughout the past XX months and appears to be cooperative. The loan is now current but has had periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to spouse being unemployed due to XXXX and the primary borrower on disability. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242551	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT: No RFD as no contact has been made with borrower.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242859	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise they have new insurance and will also be sending a payment via bill pay. The borrower appears to be cooperative during noted conversations. The borrower requested workout assistance in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX and X/XXXX. The loan has remained current since that time and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to job impact caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243381	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was mostly delinquent in XXXX and XXXX. First contact X/XX/XXXX no RFD was captured. Borrower requested assistance in XX/XXXX. In X/XXXX borrower was sent a mod agreement to begin X/X/XXXX, step rate at X.XX% for X years. Payments made from X/XXXX to X/XXXX were held in unapplied. Borrower never returned the signed mod. On X/XX/XXXX system note says assistance review expiration notice was sent and on X/XX/XXXX funds were swept from unapplied and posted to the loan. In XX/XXXX borrower brought the loan current. No contact with borrower so unknown why they didn't return the new mod agreement or RFD. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432584650	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to make payment by phone. Borrower called to confirm payment X/XX/XXXX. Borrower called to make payment X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/X/XXXX. No property damage noted.

432582836	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Coborrower is deceased since before XXXX. Loan modified in early XXXX. Only XXXX until X/XXXX when borrower defaulted. In X/XXXX borrower contacted servicer for XXXX relief, unemployed. Borrower put on FB plan with the three payments due in XX/XXXX. Borrower kept the plan and made the pmts in XX/XXXX. Last contact on XX/XX/XXXX was administrative. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections verify owner occupied

432585160	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Since X/XX/XXXX borrower requested assistance as they are not able to get loan current. Servicer advised borrower to complete a workout packet. Comments do not indicate borrower ever sent in a workout packet. As of X/X/XXXX a preapproved MOD was mailed to borrower. Borrower was to complete a trial STIP plan from X/X/XXXX to X/X/XXXX with payments of $XXX.XX. STIP was completed and loan modified on X/XXXX. Last contact X/XX/XXXX when borrower had questions about the service transfer letter they received, servicer answered all the questions.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432582988	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Active BK XX as of X/XX/XXXX, POC filed on XX/XX/XXXX in the amount of $XX,XXX.XX.

PROPERTY: Per notes on XX/XX/XXXX, subject sustained hail damage. Claim funds in the amount of $XX,XXX.XX received and set-up a monitored claim. As of XX/XXXX, claim changed to non-monitored claim when final draw was sent out. Claim closed out in XX/XXXX, inspection completed on XX/XX/XXXX showing that the repairs are XXX% complete. Owner occupied per data tape.

432583730	XXXX 24M PHCH Gap	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: On X/X/XXXX borrower reported a XXXX impact through the website; borrower was unable to make the X/XXXX payment. No deferment was offered. As of X/X/XXXX comments indicate a repayment plan was set up for X months, details of the plan not noted. No phone contact with borrower despite monthly dialer attempts and messages left.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582893	XXXX 24M PHCH Gap	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated in X/XXXX default due to death in the family. Borrower advised in XX/XXXX that she was going to retire soon and expected more income then. A X month trial plan was approved in XX/XXXX effective X/X/XX. Trial plan was cancelled, it does not appear that the borrower accepted the plan. Demand letter was sent on X/XX/XX. Borrower stated on X/XX/XX that she had car repairs and home furnace repairs, income also went down because her oldest son that lived with her moved in XXXX, also advised that she mailed a payment. Borrower stated in X/XXXX that she had a reduction of hours at work. Borrower made a phone payment in X/XXXX, and another in X/XXXX. Last contact was also a phone payment, in X/XXXX; servicer also educated borrower on a slight payment increase due to an escrow increase. Borrower paid at the end of the month in X/XXXX, hardship is ongoing.

REASON FOR DEFAULT: reduction of work hours, car repairs, death in the family, curtailment of income,

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.
433243130	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer made dialer attempts most months, but no contact with borrower. Borrower submitted a XXXX hardship request through the website in X/XXXX, and servicer completed a two-month deferral beginning that month. Dialer attempts continued through XX/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583339	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Also expressed dissatisfaction with the servicer's service compared to the previous servicer and requested late charges be waived. The loan has remained current since that time. The notes show the loan was modified in X/XXXX after successfully completing a trial period plan. The loan had a brief period of delinquency in X/XXXX but has remained current for most of that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243866	XXXX 24M PHCH	5/1/2021	4/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower initially inquired regarding XXXX relief X/XXXX. Servicer granted a conditional forbearance, however, the borrower brought the account current X/XXXX and has paid large amounts of principal reduction. He has been cooperative with the servicer with last contact X/XX/XXXX regarding principal payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property occupancy is unknown. No issues noted

432584268	XXXX 24M PHCH	5/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower declined mod review in XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment, declined mod review offer and inquired about payment change, was advised change due to escrow shortage. Borrower stated he sent in $XXX for escrow, was advised funds were applied to escrow and of the tax and escrow disbursement in XX/XXXX, no other details provided.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959141	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower on X/XX/XXXX making payment. X/XX/XXXX borrower self employed and income affected by XXXX., deferral approved. X/XX/XXXX borrower called for further assistance, but only wanted an additional deferral, not interested in any other type of loss mitigation. FB plan was sent to borrower and they declined as payment higher than regular payment. Servicer has sent and offered borrower multiple loss mitigation options, borrower has refused all, continuing to believe that he is entitled to another deferral, with no documentation. X/X/XXXX borrower requested copies of all correspondence relating to loss mitigation.

REASON FOR DEFAULT: Borrower self employed and business is slow. Borrower also receiving unemployment.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584504	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod note don XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party scheduled a payment.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433241925	XXXX 24M PHCH	5/4/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower agreed to a repayment plan in X/XXXX and the plan appears to still be active. The terms are not noted in the contact history. The borrower began requesting XXXX relief options in X/XXXX and was granted two one month deferrals in X/XXXX and X/XXXX. Active loss mitigation workout activity is in progress with the active repayment plan.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. The borrower also lost their job due to XXXX in X/XXXX. The borrower appears to still be experiencing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582936	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask why IVR mentioned a lesser amount than they have been paying. Was explained that they have been paying an extra $XXX towards the principal each month and went over how the payment was calculated. The borrower appears to be cooperative. The loan is current but had a brief period of delinquency in X/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582180	XXXX 24M PHCH Gap	5/28/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with occasional contact, no formal loss mitigation. Borrower advised of reduced work hours XXXX XXXX due to XXXX, forbearance approved through XXXX XXXX. Borrower advised XXXX XXXX that hardship continued due to surgery and continued reduced work hours, forbearance extended to XXXX XXXX. Borrower returned to work XXXX XXXX and has remained current since reinstated XXXX XXXX, last contact X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: XXXX RFD: borrower had a cardiac arrest while he is also fighting cancer. XXXX RFD: income curtailment

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: No property issues found.

OTHER - SERVICING: DSI loan, payments do not appear to be applied correctly.
433244691	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, an unauthorized third party called in and made a payment over the phone to bring the account current. The notes indicate the borrower is deceased and the death certificate was received on X/XX/XXXX. No further contact was found in the contact history and the loan is current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The borrower is deceased. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583143	XXXX 24M PHCH Gap	9/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-XX delinquent for the last X years with no borrower contact and no response to pre-approved mod solicitation. Most recent reinstatement posted XXXX XXXX, account remains paid ahead X months.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home per seller data. No property issues noted.

432583173	XXXX 24M PHCH Gap	5/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised X/X/XXXX that hardship was due to out of work since XXXX XXXX and back surgery XXXX, delay in workman's comp and disability payments, and child's college tuition expenses, assistance not needed. There is little ongoing contact, borrower declined to discuss account until incomplete application was submitted XXXX XXXX, then withdrawn when account reinstated XXXX XXXX. Account remains delinquent, borrower advised X/X/XXXX that he is overextended and is playing catch up. Promise to make XXXX payment by X/XX/XX was not kept.

REASON FOR DEFAULT: XXXX RFD: Borrower illness. XXXX RFD: income curtailment. XXXX RFD: excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431958187	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX. Borrower made sporadic payments through the IVR system through the rest of XXXX. Borrower made a phone payment for the following month in X/XXXX, and declined a verbal repay plan. Borrower gave a promise to pay in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243764	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: First contact XX/X/XXXX making payment and deferral approved, but comments do not reference any discussion of loss mitigation or an RFD. X/XX/XXXX hours reduced, but will bring loan current without loss mitigation. Last contact X/XX/XXXX making payment.

REASON FOR DEFAULT: Hours reduced, unable to determine if due to XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585220	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate there was an active repayment plan, details of the plan not noted. Comments indicate servicer has offered loss mit to borrower but has never received a workout packet. As of X/X/XXXX another repayment plan was set up for X months. Plan kept and loan brought current in X/XXXX. Last contact X/XX/XXXX when borrower called in to make a payment over the phone, nothing further discussed.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432582209	XXXX 24M PHCH Gap	5/8/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with occasional borrower contact for payment arrangements but no formal loss mitigation. Account is current since most recent reinstatement posted XXXX XXXX. Last contact XX/XX/XXXX inquiry to confirm due date, no updates to RFD are noted.

REASON FOR DEFAULT: XXXX RFD: heart problems and bacterial infections, excessive obligation for legal issues with grandson and car repair

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: No property issues found.

432583579	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make the monthly payments but were able to bring the loan current. RFD due to excessive obligations. Borrowers have been offered loss mit but not interested. Borrower called in X/XXXX to schedule a payment and stated that RFD was due to other bills and agreed to a X payment repayment plan; completed on X/XX/XX. Co-borrower called in XX/XXXX for escrow inquiry. Last contact was in X/XXXX, borrower called for web assistance. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Other bills, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432584237	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple prior Servicer mods noted on XX/XX/XXXX, most recent mod noted with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of total amount due, borrower stated they would make payment online that day.

REASON FOR DEFAULT: Payment dispute and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243537	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone due to problems making payments online. The borrower also called in on XX/XX/XXXX to ask if any XXXX plans were available and was advised no options were available. The borrower appears to be cooperative during noted conversations. The loan was modified in X/XXXX and also had three one-month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment and also called in XX/XXXX asking for workout options due to XXXX. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582770	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Missing history prior to XX/XXXX. Borrower verified the XXXX interest statement was correct in X/XXXX, and gave a promise to pay. Borrower gave a phone payment in X/XXXX and updated the mailing address. Borrower updated verbal financials in X/XXXX for possible assistance, and reported a XXXX impact through the website in X/XXXX. Servicer completed a X-month deferral that month. Borrower began making payments through the website in X/XXXX, and declined additional assistance in XX/XXXX. Borrower's unauthorized assistant asked about documents missing from the insurance package in X/XXXX.

REASON FOR DEFAULT: Borrower is self employed with reduced income, getting divorced

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied. Borrower received insurance funds from a claim on loss date of X/XX/XXXX for a natural disaster; servicing notes don't state the nature of the damages or the status of repairs. Funds iao $XX,XXX were received in X/XXXX.
433242072	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to discuss the account and went over payment and bill pay options. No further contact with the borrower despite attempts to contact. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583637	XXXX 24M PHCH Gap	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's XXXX requested a payoff on XX/XX/XXXX. No borrower contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Active BKXX as of XX/XX/XXXX. POC filed on XX/XX/XXXX in the amount of $XXX,XXX.XX. TOC filed on XX/XX/XXXX.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

433244374	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower promised to pay through the mail in X/XXXX and in X/XXXX, in X/XXXX and in XX/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral beginning that month. Borrower gave a promise to pay the following month in X/XXXX, and confirmed payment had been mailed in X/XXXX and in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244497	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX impacted by XXXX; temporarily laid off for X weeks. Payment deferral completed X/XX/XXXX, X/XX/XXXX and X/XX/XXXX. Borrower called to confirm ACH X/XX/XXXX; stated would setup online account.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432583191	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further details were noted and the borrower has not been responsive to attempts made after that point. The borrower usually makes payments via the servicer's website but often pays by phone when contacted. The notes reflect minimal contact with the borrower. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583887	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to bring the loan current in XX/XXXX. The borrower was impacted by XXXX due to reduction of income. The borrower was placed in Forbearance and was put on a repayment plan XX/XX/XXXX to bring the loan current.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: The borrower had water damage with a loss draft check iao $XX,XXX.XX sent to the servicer on XX/XX/XXXX. No indication any repairs have been completed.

432584800	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower asking the loan transfer. The borrower approved for a Mod but decided to bring the loan current on their own. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Hail damage to property, loss date of X/X/XXXX. Loss draft of $X,XXX.XX sent to borrower, no inspection required.

432582950	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to inquire about the status of a claim check endorsement and was advised it was endorsed and sent on XX/XX/XXXX. The loan has remained current since that time. The borrower appears to be cooperative but there has been minimal contact with the borrower throughout the past XX months. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower notified the servicer of an insurance claim in XX/XXXX. The claim was due to wind/hail damage with a date of loss on X/XX/XXXX. A claim check for $XX,XXX.XX was received on XX/XX/XXXX. The claim was considered non-monitored and was endorsed and released to the borrower on XX/XX/XXXX. Unclear if the damage has been repaired.
432582745	XXXX 24M PHCH	4/1/2021	3/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when servicer confirmed loan was current at that time. Borrower inquired if they still had assistance program for XXXX XXXX impact. Servicer sent form and advised to complete and return. Incomplete package letter was sent to borrower on X/XX/XXXX and a delinquent letter sent X/XX/XXXX. Servicer attempted a phone contact on X/XX/XXXX that was unsuccessful. Loss Mit was last active X/XXXX when X months were deferred for XXXX assistance.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as work impacted by XXXX but it is unknown if income was reduced or if borrower was unemployed due to XXXX. Prior comments on X/XX/XXXX stated RFD as curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No recent BK activity found. However, borrower had a prior BK chapter X that was discharged. Details of BK are unknown.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
433242218	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called to update their cell phone number. Also did not agree with the due date or that the account should be escrowed. The customer did not want to discuss those issues during that call. The borrower has mentioned multiple times throughout the history that they disagree with the due date and have requested the escrow be removed. The borrower's verbal disputes regarding the amount due and the escrow have continued and do not appear to have been resolved. The borrower was also offered a deferral in XX/XXXX but the signed agreement was not received. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD noted throughout the contact history has been due to an ongoing dispute regarding the amount due. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a previously discharged chapter X bankruptcy. Unable to confirm the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244161	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower accepts a verbal repayment plan. X/XXXX Borrower reports they have been impacted by XXXX, assistance options are discussed. X/XXXX The repayment plan is kept. Borrower has been cooperative with regular communication to make payment arrangements. The most recent contact was on X/X/XXXX with the escrow account being discussed.

REASON FOR DEFAULT: XX/XXXX Unspecified hardship. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433241951	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/XX/XXXX with ATP made a promise to pay that was kept. There has been no attempt to contact borrower since this date. Loss Mit was last active in X/XXXX when X month payment deferment was approved. Prior Loss Mit assistance via modification in X/XXXX. Borrower open to work out assistance.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as XXXX and medical issues. Borrower previously stated on X/XX/XXXX RFD as management staff at car manufacturing plant was cut by XX% due to XXXX. Borrower appeared to be laid off. It is unclear if borrower has since returned to work. RFD prior to modification was noted on XX/XX/XXXX as excessive obligations due to being in the hospital and serious medical bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432584487	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, plan extended as of XX/XX/XXXX, expiration letter sent as of XX/XX/XXXX, no other details provided. Loan reviewed for deferral as of XX/XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated her payments had not been drafted from checking account as of yet, was advised that it would take a few days to process. Borrower requested copy of XXXX, advised can be accessed online.

REASON FOR DEFAULT: Curtailment of income and borrower did not receive welcome package.

FORECLOSURE: NOD/foreclosure registration completed as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583223	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD, curtailment of income, no details. XX/XX/XXXX, borrower switched jobs and commission based. Borrower has always provided the same RFD, with few details and refused loss mitigation assistance until X/XX/XXXX when XXXX deferral was granted. Last contact with the borrower other than making payments was X/X/XXXX, RFD was XXXX related.

REASON FOR DEFAULT: Borrower has always provided the same RFD as curtailment of income, but has never provided details.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585408	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX; no further contact. Loan transferred servicing in X/XXXX. Borrower has since paid through the website. Last contact was a payment reminder call in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK, details not provided

PROPERTY: Owner occupied, not able to verify current condition
431958921	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower with last contact XX/X/XXXX regarding payment. Servicer has made numerous dialer attempts since that time with no success contacting borrower. Loan has been XX days delinquent in the last XX months and is presently current. No RFD provided in the comments.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
431957340	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to request for XXXX assistance in XXXX XXXX. Borrower resumed payments in XXXX XXXX and has since been XXXX delinquent, making contact in XXXX XXXX and XXXX XXXX to reinstate with no further discussion of hardship or financials. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433241989	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and scheduled future payments in X/XXXX. Borrower also asked about a payment increase in X/XXXX, and set up auto-draft payments in X/XXXX. Borrower verified payment receipt in X/XXXX, but struggled with NSF payments over the next few months. Borrower reported a XXXX impact through the website, and servicer granted a three-month deferral. Borrower made a phone payment in X/XXXX, and asked about removing spouse name from account in X/XXXX. Last contact was in X/XXXX when servicer mistakenly drafted two payments.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583049	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts made since that time. The loan is current but has had periods of delinquency in the past XX months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583034	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in X/XXXX, still in active BK. Only contact has been to make payments. Borrower was rolling XX until X/XXXX. No contact with borrower so RFD is unknown. Loan has been current for past year.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX X/XX/XXXX. POC filed date unknown. Plan confirmed X/XX/XXXX. Borrower pays post petition, XX month plan remains active.

PROPERTY: Owner occupied

431958158	XXXX 24M PHCH	4/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made payments through the IVR system, and requested XXXX assistance in X/XXXX. Servicer completed a X-month deferral beginning the following month. No further contact. Subsequent payments have been made through the website. Several dialer attempts each month since X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958192	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month XXXX deferral X/X/XXXX - X/X/XXXX due to income curtailment from reduced work hours. Loan has been XX+ days delinquent in the last XX months and is presently current. The borrower has been cooperative with the servicer over the last X years with last contact XX/XX/XXXX regarding assistance with on-line access.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432584193	XXXX 24M PHCH	6/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple prior Servicer mods note don XX/XX/XXXX, most recent mod noted with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was notified of total amount due, no other details provided.

REASON FOR DEFAULT: Not aware of NSF payment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432585522	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer approved Stip to Mod XX/X/XXXX with payments of $XXX.XX starting X/X/XXXX. Hardship noted XX/XX/XXXX due to curtailment of income. Plan confirmed kept X/XX/XXXX. Mod workout approved X/X/XXXX. Borrower confirmed receipt of Mod agreement X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called X/X/XXXX to schedule payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432583688	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. A call earlier that month discussed payment assistance options as the borrower could not commit to pay. The borrower has not been responsive to attempts made since that time. The borrower usually makes payments via the servicer's website. The borrower appears to be cooperative during noted conversations. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations and working less hours at work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583282	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone to bring the account current. Also discussed payment assistance options due to XXXX. The notes reflect a repayment plan was offered, the terms of which were not documented. The loan has remained current since that time and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX and having to quit their job. Also due to divorce. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583483	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said things are back to normal and does not need assistance. No further details noted and no further contact despite noted attempts. The notes show a three month deferral completed in X/XXXX. The loan had a brief period of delinquency since that time but is now current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584187	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $X,XXX, no other details provided. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX disaster are as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
433242334	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. Last contact on XX/XX/XXXX, borrower spouse called for XXXX assistance, was provided with list of documents to submit for review. Loss mit review opened, review closed as of XX/XX/XXXX due to application inactivity. No other loss mit activity noted.

REASON FOR DEFAULT: Expenses and birthday, and temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244311	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional contact prior to request for XXXX assistance in XXXX XXXX, when both borrowers were furloughed due to work closure. Borrower needed only X-of-X approved deferrals and has resumed timely payments since XXXX XXXX. primary borrower asked how to take her name off the account XX/XX/XXXX and was advised to refinance. Coborrower maintains contact for payment or account inquiry, last contact X/XX/XXXX he advised not interested in ACH setup.

REASON FOR DEFAULT: Income curtailment,maritall difficulties

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583614	XXXX 24M PHCH	6/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make payments on the loan but able to bring the loan current. Co-borrower stated in XX/XXXX that her husband (primary borrower) was not working but back to work and RFD also due to illness in the family and excessive obligations; not interested in loss mit. Intent is to retain the property. Demand letter was sent in XX/XXXX. Borrower stated in X/XXXX that RFD was due to out of work due to illness. Last contact was in XX/XXXX, repayment plan as discussed, RFD due to unexpected bills. Loan is current.

REASON FOR DEFAULT: Unexpected bills, illness, curtailment of income, illness in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433243039	XXXX 24M PHCH	4/1/2021	3/25/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Said sons live in the basement and provide funds to make the payments. The notes also discuss an in ground pool that was not yet completed or filled, but no indication of damage or other issues. The borrower appears to be cooperative during noted conversations. The loan has rolled delinquent with no payments since X/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to sons help with payments and one lost job due to XXXX. Notes from X/XXXX also indicates the borrower lost their job due to the winter. Unclear if hardship is continuing based on the present loan status.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242474	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called about XXXX letter, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585546	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was offered a pre-approved MOD which was declined and borrower reinstated loan in X/XXXX covering the X/XXXX to X/XXXX payments. Authorized 3rd party called in X/XX/XXXX requesting loss mit. Servicer offered a pre-approved MOD, comments indicate STIP plan completed and loan modified in X/XXXX; due date rolled from XX/XXXX to X/X/XXXX. Last contact X/X/XXXX servicer spoke with authorized 3rd party who made a payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432585444	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact on XX/XX/XXXX with the borrower wanting to make a payment but was informed the loan had not transferred yet to call the prior servicer. The borrower was approved for a Trial Mod for X payments with the first payment due XX/XX/XXXX. The borrower successfully completed the Trial and was approved for a Mod that was processed in XX/XXXX. The loan was in foreclosure prior to the Mod Trial and completion. Last contact X/XX/XXXX, discussed loan and payment options.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: Active foreclosure prior to modification. Foreclosure closed when modification boarded.

BANKRUPTCY: No active bankruptcy found.

PROPERTY: No property conditions were found

432583018	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Demand letter was sent in X/XXXX. Borrower called in on X/XX/XX promised to make a payment stating still having property issues from XXXXXXXXand having to deal with repairs; declined loss mit. A X month trial plan was approved effective XX/X/XX. Borrower called on XX/XX/X wanting to make a payment to bring the loan current and declined the trial mod. Loan reinstated on XX/XX/XX. Last contact was in XX/XXXX, borrower stated that she lost both of her jobs due to XXXX and only getting unemployment. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX, property problems.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $XX,XXX was received in X/XXXX for Wind/XXXX damage. Date of loss not available (most likely in X/XXXX). Claim check has been endorsed released and sent to the borrower on X/XX/XXXX. As of X/XXXX, borrower stated that they were still having property issues with XXXX and having to deal with repairs. Unknown of the repairs have been completed.
432584838	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Skip trace efforts noted X/XX/XXXX. Servicer approved Stip to mod X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout approved X/XX/XXXX. Borrower inquired about Mod X/XX/XXXX. Borrower confirmed X/XX/XXXX sent final executed Mod. Mod workout booked X/XX/XXXX. Skip trace efforts noted X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

433241976	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, questions about escrow analysis and repayment of shortage. X/XX/XXXX borrower stated last day of work would be X/X/XXXX and would be seeking part time work for the summer, would be submitting documentation for loss mitigation. Borrower never submitted a complete package and denial sent X/XX/XXXX. Borrower stays in contact with servicer and keeps promises, but struggling. Last contact with borrower was X/X/XXXX, asking in prior payment had been returned, which it had not, borrower then set up for the next X payments.

REASON FOR DEFAULT: Borrower works in education and income reduced during the summer.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583946	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind in XXXX due to XXXX and was approved for FB plan from X/X/XX - X/XXXX. FB was approved in X/XXXX - X/XXXX. Co-borrower called in X/XXXX to schedule a payment iao $XX,XXX to bring the loan current; FB plan completed. Last contact was in X/XXXX, borrower called requesting XXXX.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown. The mailing address is X XXXX XXXXX which does not match the property address.

432583252	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in due to being locked out of their online account and discussed the amount due. The notes indicate the borrower usually pays via the servicer's website. The borrower appears to be cooperative during noted conversations but has not been responsive to attempts since that time. The loan is current but has had sporadic payments and periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243665	XXXX 24M PHCH	5/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower promised payment, no RFD. X/X/XXXX borrower stated does not get paid until the end of the month. X/XX/XXXX, borrower stated property is land only, no structures, this has created a number of discussions about insurance. Last contact X/X/XXXX, promised to mail money order, had identity theft on bank account in X/XXXX.

REASON FOR DEFAULT: Borrower has provided the same RFD, does not get paid until the end of the month.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

432584154	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details noted. Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. No other loss mit activity noted. No contact with borrower noted. However, multiple contacts with wife of borrower who is noted as unauthorized third party. Last contact with wife on XX/XX/XXXX, called to make payment.

REASON FOR DEFAULT: Borrower illness and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432584831	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer solicited a three-month trial mod plan in X/XXXX, and borrower accepted by making a payment. Borrower made the plan payments, and a modification was completed in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX; welcome call completed. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
432583363	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, RFD was excessive obligations, car totaled. Borrower not interested in loss mitigation. Being reviewed for foreclosure on X/X/XXXX, but placed on hold due to service transfer. Contact on X/XX/XXXX, RFD still excessive obligations and unable to commit to two payments. X/XX/XXXX borrower going to borrow from XXXX to bring loan current. X/XX/XXXX, borrower bought new car. Last contact X/X/XXXX RFD was new car. Borrower very unresponsive to collection efforts. Has declined all offers of loss mitigation.

REASON FOR DEFAULT: Excessive obligations has been the RFD for the last XX months.

FORECLOSURE: Reviewed for foreclosure on X/X/XXXX, but placed on hold due to service transfer.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582878	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to dispute late charges on the account and was advised of the grace period. No further contact with the borrower and the loan has remained current since that time. The notes show the borrower usually makes payments via the servicer's website. The borrower appears to be cooperative during noted conversations. The borrower began calling in X/XXXX due to impact from XXXX but no workout options were offered. The loan is current with periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/X/XXXX was due to being unemployed due to XXXX. Was also listed as curtailment of income from self-employment in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582102	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower other than making payments.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584888	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers became unemployed in X/XXXX, but did not apply for assistance until X/XXXX. Servicer approved a X-month unemployment forbearance plan, no payments were required. Borrower verified unemployment status in X/XXXX, but found employment in XX/XXXX to start the following month. Borrower made a promise to make half-payments beginning in XX/XXXX, and applied for mod assistance. Borrower made a phone payment in XX/XXXX and in X/XXXX. Servicer approved a X-month trial mod plan in X/XXXX, and borrower scheduled all three payments that month. Borrower disputed credit reporting in X/XXXX, and thought the forbearance payments were deferred. Borrower executed the mod documents in X/XXXX, and the modification was completed in X/XXXX. Borrower also asked about insurance coverage in X/XXXX. Loan transferred servicing in X/XXXX; welcome call was completed in X/XXXX. No further contact.

REASON FOR DEFAULT: Both borrowers were unemployed, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585434	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted XX/X/XXXX due to curtailment of income; was unemployed but now back to work. Borrower hardship restated X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432583167	XXXX 24M PHCH Gap	5/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A mod is completed. Since the mod contact with the borrower has been limited to payment arrangements and RFDs. No recent loss mit activity noted. On X/X/XXXX borrower call in to verify when the payment will be drafted. Last contact was a phone payment made on X/XX/XXXX.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Illness of mortgagor. XX/XXXX Illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433244206	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No contact since that time and the borrower has been unresponsive to attempts made. The notes reflect a workout that was under review but was closed in X/XXXX due to inactivity by the borrower. The loan is delinquent with sporadic payment history. and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957729	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in wanting to set up ACH payments but could not because the loan status was still in forbearance. The servicer removed the status and the borrower said would call back in a day or so to set up ACH. The borrower appears to be cooperative during noted conversations. The notes show the loan was modified in X/XXXX to bring the loan current. Does not appear that the monthly payment amount changed with the modification. The borrower has been working with the servicer since X/XXXX due to impact from the XXXX XXXX. The loan is now current due to the modification and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX and hours cut at work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583107	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called regarding the amount due and said would make a payment via the website. The notes show payments are usually paid via the servicer's website. The authorized third party has been in regular contact with the servicer and appears to be cooperative during noted conversations. The loan is current but has had periods of default throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being laid off work due to XXXX. Was also due to illness and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585464	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	Yes	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Skip trace efforts noted X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to curtailment of income; had change in jobs. Borrower stated would make payment every X-weeks to reinstate. Death of borrower noted X/XX/XXXX. Reinstatement confirmed received XX/XX/XXXX. 3rd party (daughter) called X/X/XXXX to make payment. Skip trace efforts noted X/X/XXXX. 3rd party inquired X/XX/XXXX why payment not drafted. Servicer confirmed receipt of death certificate X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income. Borrower death.

FORECLOSURE: Loan referred for FC X/XX/XXXX. FC action closed/billed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied. 3rd party inquired about insurance claim X/XX/XXXX. Servicer advised X/X/XXXX would send claim packet; no further details of claim provided.

432584508	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, plan noted as completed as of XX/XX/XXXX. XXXX hardship continuance noted in XX/XXXX, loan pending missing docs for extension of forbearance as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up payment.

REASON FOR DEFAULT: Curtailment of income, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958961	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional account inquiries prior to request for XXXX assistance in XXXX XXXX due to work shutdown. Borrower has been XXXX delinquent since expiration of forbearance, most recent reinstatement posted in XXXX XXXX. Last contact X/XX/XXXX to schedule payment, no further details have been provided about hardship or financials.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433245020	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, made payment. No RFD. X/XX/XXXX, RFD, curtailment of income and promised to pay X/XX/XXXX, which was kept. Borrower not working since X/XXXX and wife's hours had been cut. Loan has been current since payment was kept.

REASON FOR DEFAULT: Borrower was unemployed, unable to determine if back to work. Wife's hours had been reduced, unable to determine if back to full time.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

431958220	XXXX 24M PHCH	5/15/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XXXX. In mid XXXX borrower struggled with payment increase due to I/O ending, increasing to fully amortized payment beginning X/XXXX. Payment change notification filed with trustee. Workout opened, hardship letter in X/XXXX said MX unemployed. Trial mod approved and trial payments put in suspense from XX/XXXX to X/XXXX. Mod approved but on X/X/XXXX borrower decided to decline the mod. Funds withdrawn from suspense and posted on X/X/XXXX to reinstate loan. BK remains active, loan is contractually current.

REASON FOR DEFAULT: Unemployment, payment increase

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XXXX, exact date unknown. POC filing date and amount not known. BK remains active.

PROPERTY: Owner occupied

432582391	XXXX 24M PHCH	4/1/2021	3/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is completed, but additional fees are still due. No further loss mit activity was noted. X/XX/XXX Borrower reports they have XXXX and are in need of assistance, a FB plan is discussed but no notes found showing the workout was implemented. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Missing payment. XX/XXXX Borrower does not have a full time job. X/XXXX Borrower has XXXX and is not working.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584257	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, borrower offered assistance on XX/XX/XXXX, borrower declined, no loss mit related to XXXX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Reduced hours at work and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959389	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month XXXX deferral from X/X/XXXX to X/X/XXXX due to income curtailment. Servicer granted a loan mod effective X/X/XXXX. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. Borrower has made the first X payments on the mod and loan is current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433242033	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, having trouble making payment on line. XX/X/XXXX borrower stated made X payment in error, servicer could not stop payment and this resulted in NSF as borrower stopped payment. It appears all three NSFs were do to X payments being pulled in a month. Last contact with the borrower was X/X/XXXX making payment. Very little contact with borrower other than making payments and trying to resolve double payments being pulled.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242752	XXXX 24M PHCH	5/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been cooperative with the servicer over the last X years. Recent contact X/X/XXXX regarding missed payment as borrower thought she had already made payment. Loan has been XX+ days delinquent in the last XX months and is presently current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

432583117	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple pre-approved mods are offered in the past X yrs, borrower does not accept them. Borrower has been cooperative with fairly regular contact to make payment arrangements. Borrower is not interested in loss mit assistance. Last contact was X/XX/XXXX when borrower made four payments by phone. Dialer attempts continued after X/XXXX, no contact with borrower.

REASON FOR DEFAULT: X/XXXX Medical expenses. X/XXXX income curtailment

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433243306	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXX due to XXXX. He received a XXXX deferral XX/XXXX and has paid as agreed since that time. He has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
431958397	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower wanted to know why her payment increased on XX/XX/XXXX; servicer advised due to escrow analysis but that they did an additional analysis and payment would decrease in XX/XXXX. Borrower requested assistance in XX/XXXX; three-month deferment granted. Borrower advised in XX/XX/XXXX that payments were deferred but escrow is not. Last contact on XX/XX/XXXX, borrower stated would make a payment later in the month.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower waiting on funds. RFD per notes on XX/XX/XXXX, borrower laid off for over a month and co-borrower is retired. Unable to determine when the borrower started back to work.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244500	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Borrower advised that they would discuss payment due date with wife and call back per notes on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.

433242438	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, promising payment the following day, promise kept. X/XX/XXXX borrower called to discuss options and stated would call back if needed assistance, no RFD. XX/X/XXXX borrower cancelled ACH and not sure when payment could be made. No RFD other than hardship and no discussion of loss mitigation. Last contact was X/X/XXXX, making payment. RFD was extended problems. Borrower has stayed in contact with servicer, has had to move payment dates but has only missed one month in the last XX.

REASON FOR DEFAULT: Curtailment of Income. Borrower has never provided a specific RFD.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584616	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The reason for default was business failure. The borrower was asking for Assistance in XX/XXXX but was not approved. The borrower brought the loan current in XX/XXXX by making X payments without any assistance. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORCLOSURE: No FC activity was found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242993	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: There was a principal reduction payment of $XXXX in X/XXXX; source of funds unknown. Unauthorized 3rd party called in X/X/XXXX stating borrower in hospital, the 3rd party is claiming to be borrower's daughter. Servicer did not discuss account. Borrower on X/XX/XXXX indicate impacted by XXXX, servicer offered a repayment plan X/XX/XXXX; details of the plan not noted. Borrower and servicer discussed the payment change on X/XX/XXXX, the rate increased and borrower stated having trouble making payments due to not working. Borrower wanted to refinance but servicer advised they do not refinance. Unauthorized 3rd party called in X/X/XXXX and made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432584834	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower getting assistance logging in. The reason for was excessive obligations. A Mod was processed XX/XXXX. The loan foreclosure was discharged upon completion of the Mod. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: The loan was in foreclosure until the Mod was approved.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242350	XXXX 24M PHCH	6/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had very limited contact with the borrower over the last X years with last contact XX/XX/XXXX regarding payment. Borrower received a X month XXXX deferral X/X/XXXX - X/X/XXXX due to income reduction. Borrower made the X/X/XXXX payment in XXXX XXXX and loan is currently paid ahead and due for the X/X/XXXX payment.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
432583217	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current with consistent payments but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583915	XXXX 24M PHCH Gap	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent from XXXX XXXX through most recent reinstatement in XXXX XXXX. Borrower declines to discuss account if contacted, no hardship provided or assistance requested. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied. No property issues found.
432583720	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243572	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower paid each month through the IVR system until she reported a XXXX impact in X/XXXX. Servicer granted a X-month deferral beginning that month. No further contact with borrower, who has continued to pay through the IVR system.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957194	XXXX 24M PHCH	6/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower paid through the IVR system, and dialer attempts started in XX/XXXX. Borrower verified payment receipt in X/XXXX, and said his son would make the payment in X/XXXX. Borrower began struggling with NSF payments in late XXXX. Borrower was notified of an NSF payment in X/XXXX and gave a promise to pay. Loan reinstated in X/XXXX and borrower reported a XXXX hardship that began in XX/XXXX. Borrower stated son (third borrower on the note) was living in the property and making the payments. Borrower verified loan was current in X/XXXX.

REASON FOR DEFAULT: XXXX hardship, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583380	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD was illness and unable to commit to payment. Borrower agreed to verbal plan in X/XXXX to bring loan current but brought to XX days. Second verbal plan set up in X/XXXX and loan current as of XX/XXXX, and has stayed current since that time. Last contact with the borrower was X/XX/XXXX, disputing fees on loan. Borrower has not been responsive to collection efforts, but when reached has provided the same RFD of illness and medical bills.

REASON FOR DEFAULT: RFD for the last XX months has been illness and medical bills.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244405	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, but deleted the draft payments in XX/XXXX as she wanted to send weekly payments. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments again in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral beginning that month. Borrower asked about refinance options in X/XXXX; servicer didn't offer refinances. Borrower verified the due date in XX/XXXX, and had questions about a billing statement in X/XXXX. Borrower asked about an escrow analysis in X/XXXX.

REASON FOR DEFAULT: XXXX impact, slow business

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower verified roof repair/replacement in X/XXXX.
432582846	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked servicer to send mailing statements in X/XXXX; statements were not sent as loan was in active bankruptcy status. Borrower verified payment had been mailed in X/XXXX, but servicer didn't receive. Borrower disputed the delinquency in X/XXXX, and requested a written statement of delinquency. Borrower reported a XXXX hardship in X/XXXX, and was advised to apply for assistance. After borrower disputed the delinquency, he was notified that funds had been applied to late charges, which left the loan delinquent. Borrower made a double payment in X/XXXX to reinstate the account, and asked servicer to cancel a FB plan in XX/XXXX, as he never requested assistance, only mentioned a hardship. Only other contact was in X/XXXX when borrower called about an escrow refund check he received.

REASON FOR DEFAULT: XXXX impact, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter XX, plan confirmed X/X/XXXX, POC filed X/X/XXXX. Case was discharged X/X/XXXX

PROPERTY: Owner occupied
432583158	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Active BKXX as of XX/XX/XXXX. POC filed on XX/XX/XXXX in the amount of $XXX,XXX.XX.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

433244238	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was current until X/XXXX when they contacted the servicer for XXXX relief. RFD he will be unable to work for X mos and not eligible for unemployment. Borrower was granted deferrals for XXXX, XXXX and XXXX XXXX. Borrower has been current since them but just filed BKXX in late XXXX or early XXXX XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in X/XXXX, exact date unknown. Plan will be XX mos, borrower to pay subject loan directly. POC not yet filed.

PROPERTY: Owner occupied
432582593	XXXX 24M PHCH Gap	5/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was XXXX in XXXX and has been XXXX in the last XX months with minimal borrower contact for payments, no hardship provided and no assistance is needed. Last contact XX/XX/XXXX for phone payment. .

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A

BANKRUPTCY: Per comments on XX/XX/XXXX, borrower discharged from BK X. Details of BK not noted.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

433242715	XXXX 24M PHCH	5/15/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the non-obligor spouse called in to confirm ACH and discussed the website and mobile app. The borrower appears to be cooperative during noted conversations. The borrower called in XX/XXXX requesting workout assistance but did not return the required documentation, so the workout was closed in X/XXXX. The loan is current but has had periods of delinquency in the past XX months due to NSF payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income from reduced hours at work and car repairs. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583245	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make payments on the loan but able to bring the loan current. Borrower stated on X/XX/XX that she is divorced from her husband and got sick, also had other bills. Demand letters were sent in X/XXXX and X/XXXX, Pre-FC letters have also been sent. Borrower has been offered loss mit but declined assistance. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Curtailment of income, illness, divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433242629	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower to discuss the payment due. The borrower refused payment options. Discussed ACH but the call was disconnected. The borrower has also previously hung up on prior calls. The borrower does not appear to be cooperative and has been unresponsive to attempts. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower called on XX/XX/XXXX to advise they needed to file an insurance claim. No details regarding the purpose of the claim or damage to the property. Unable to confirm if damage is still present or if repairs have been made. Docs in servicer file show a claim was filed for water damage that occurred on XX/X/XXXX. The claim was denied due to the inspection showing the water damage was due to extended leaking causing long term rot and damage.
433244659	XXXX 24M PHCH	4/1/2021	3/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has made numerous dialer attempts over the last X years with only borrower contact X/XX/XXXX regarding payment. Loan has been up to XX days delinquent in the last XX months and is presently XX+ days delinquent. No RFD provided in comments.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
432582468	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact, other than making payments on X/X/XXXX, RFD now back to work. X/XX/XXXX borrower was out of work due to XXXX. XX/X/XXXX borrower stated back to work and working to catch up. Loan brought current in X/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.
433244725	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX promising payment, that was kept. X/X/XXXX RFD was caring for daughter. X/XX/XXXX borrower set up verbal repayment plan for X months, but defaulted as unable to make payments as of XX/XX/XXXX. X/XX/XXXX, borrower on a fixed income, daughter not working and unable to qualify for unemployment. Last contact with the borrower was X/XX/XXXX setting up payments. Borrower struggles, but stays in contact with the servicer and keeps promises.

REASON FOR DEFAULT: Borrower caring for daughter and then affected by XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244793	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked where to send proof of insurance in XX/XXXX, and requested a billing statement in XX/XXXX. Borrower verified insurance coverage in X/XXXX, and requested a credit line or a refinance. Borrower mentioned a XXXX hardship in X/XXXX, and servicer granted a X-month deferral beginning in X/XXXX. Borrower wanted to apply for additional XXXX assistance in X/XXXX, and was advised to submit an application. Borrower misunderstood the deferral terms, and authorized a third party in X/XXXX. Borrower reinstated the account in X/XXXX and set up auto-draft payments beginning the following month. Last contact was in X/XXXX when borrower asked about additional XXXX assistance options, but didn't submit an application for assistance.

REASON FOR DEFAULT: XXXX impact; borrower is self employed with no income other than SSI

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582549	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on repayment plan in early XXXX, unable to determine terms., appears borrower completed plan and loan brought current in X/XXXX. First contact other than making payments was X/X/XXXX, stated wife took care of payments, then deferral was done, but no RFD. XX/XX/XXXX, which was the last contact, RFD was XXXX, but no details. Very little contact with the borrower.

REASON FOR DEFAULT: Unable to determine RFD as very little contact and when contact was made no firm RFD was provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431957264	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The loan has been modified twice in the last XX months, the first in X/XXXX and the most recent in X/XXXX after successfully completing a trial period plan. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower cleans homes and was not able to work due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242433	XXXX 24M PHCH	5/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XXXX, making regular post petition payments. Reason is unclear but in X/XXXX servicer reversed payments back to X/XXXX and put funds in suspense. Comments show MFR being prepared but nothing about MFR being filed. Then on XX/XX/XXXX there is a note saying cash correction and suspense funds were posted to bring the loan current. Notes aren't clear and it doesn't appear there were any changes to the way payments were posted. Borrower has been XXXX since then. Contact with borrower was to schedule payments, no RFD captured during contact.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XX/XXXX, POC filing date unknown. This BK remains active. Prior BKX filed in X/XXXX that was discharged in X/XXXX.

PROPERTY: Owner occupied

433242589	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said they have been going through XXXX and discussed available options. No indication on if the borrower wanted to pursue payment options. The borrower has not been responsive to attempts since that time. The borrower began requesting XXXX relief options in X/XXXX and two one-month deferrals were completed in X/XXXX and X/XXXX. The loan is current but has had brief periods of delinquency since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to hardship related to the XXXX XXXX. Also indicated in X/XXXX that they were out of work due to XXXX. Unclear if hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585210	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Demand letter was sent in XX/XXXX. RFD due to excessive obligations and curtailment of income. Borrower has been offered loss mit but not interested. A X month trial plan was approved effective XX/X/XX but borrower declined the workout, stating on XX/X/XX that she did not want to go through with the workout options. File was referred to FC in X/XXXX; file closed in X/XXXX due to reinstatement. Loan was service released in X/XXXX, welcome email was sent on X/X/XX. NSF was processed in X/XXXX, borrower stated on X/XX/XX (last contact) that RFD was due to car repairs and was unaware that the payment was returned by the bank. Loan is current.

REASON FOR DEFAULT: Car repairs, excessive obligations, curtailment of income.

FORECLOSURE: File was referred to FC on X/XX/XXXX with FC sale date of X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583152	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact was X/X/XXXX, borrower waiting on commission check. Last contact XX/XX/XXXX, asking if reported delinquent to credit bureau. Borrower very unresponsive to collection efforts, but when contacted the RFD has always been the same. Borrower has made no effort to qualify for any type of loss mitigation.

REASON FOR DEFAULT: Borrower works on commission and appears there is no other income until commission is received.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584010	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to the XXXX. FB plan was approved from X/X/XX - X/XX/XX. Borrower called on X/X/XX regarding to inquire about the FB plan stating that she never received notice of what the program was, also stated that she is self-employed and business closed due to XXXX. FB plan was extended X more months effective X/X/XX; plan completed XX/XXXX. Borrower accepted another X month FB extension from XX/X/XX - X/XX/XX. Loan transferred to new servicer in XX/XXXX. Borrower advised on XX/XX/XX that she was still experiencing hardship due to XXXX, lost teaching job. FB plan ended X/XXXX. Incomplete package XXXX letter was sent on X/X/XX informing borrower that a full package is required for extension review. Last contact was on X/XX/XX, borrower scheduled a payment. XX day grace period letter was sent on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583890	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX due to reduction of income. The borrower was placed in Forbearance and was put on a repayment plan XX/XXXX to bring the loan current.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243399	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX with multiple contacts from unauthorized spouse for payments. Borrower verbally authorized spouse X/XX/XXXX but servicer continues to refuse to speak to her without written authorization. Timely payments resumed XXXX XXXX, last contact X/X/XXXX to clarify requirements for spousal authorization.

REASON FOR DEFAULT: Income curtailment due to employer shutdown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584149	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little borrower contact prior to XXXX XXXX request for XXXX assistance, hardship details not provided. Forbearance was approved for XXXX-XXXX payments, borrower was approved for deferral in XXXX XXXX and timely payments have resumed since XXXX XXXX. Last borrower contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to XXXX XXXX, case information no provided.

PROPERTY: Property is owner occupied. No property issues noted.

433244055	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for assistance in X/XXXX; package was incomplete and review was closed in XX/XXXX for missing documents. No contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244110	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/X/XXXX when borrower stated a payment would be made later that month. The next payment posted XX/XX/XXXX. There was only one other borrower contact on X/XX/XXXX when borrower needed website assistance. Servicer consistently makes Dialer attempts to contact borrower with no success. The last attempt was made on X/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432584136	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with little borrower contact. Borrower is unresponsive since last contact on XX/X/XXXX when the borrower called to return a welcome call and agreed to make a payment over the phone. Most recent reinstatement posted in XXXX XXXX.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583137	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
432583634	XXXX 24M PHCH Gap	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower does not always make the monthly payments but able to bring the loan current. RFD is unknown. Last contact was on X/XX/XX, borrower stated that he would make the payment by the end of the month. Subsequent payments have been made through the website; servicer makes sporadic dialer attempts.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX, no details provided. Borrower stated on X/XX/XX that she was not aware that the BK was not reaffirmed.

PROPERTY: No property issues found.
433242073	XXXX 24M PHCH	4/1/2021	3/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to default XXXX XXXX. Borrower has been unresponsive to dialer attempts, no contact is noted since X/XX/XXXX phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582930	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, self employed and business slow. X/XX/XXXX income had gone up and borrower committed to bring loan current, which they did. X/XX/XXXX, unemployed due to car accident. Borrower trying to qualify for loss mitigation in early XXXX and loan was transferred without a resolution. X/XX/XXXX modification denied due to income, borrower stated income incorrect and would call back to discuss. Last contact X/XX/XXXX, upset about hazard funds that would not be released as work not completed. Unable to determine source of reinstatement funds.

REASON FOR DEFAULT: Borrower self employed and work slow.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: X/X/XXXX hazard claim check in the amount of $XX,XXX.XX received and placed in restricted escrow. Damage was caused by wind. X/XX/XXXX borrower wanting release of funds for self repair, borrower ultimately hired a contractor. XX/X/XXXX inspection work was XX% complete. X/XX/XXXX work only XX% complete and borrower did not have necessary funds to complete repairs.

433244003	XXXX 24M PHCH	7/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower noted X/XX/XXXX impacted by XXXX; hours cut. Payment deferral completed X/X/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582642	XXXX 24M PHCH	6/15/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, going to submit modification package, but was still gathering documents. X/X/XXXX borrower called as had not received response to his dispute, unable to determine basis of dispute. XX/XX/XXXX Borrower unemployed due to XXXX. Last contact, other than making payments was X/X/XXXX, inquiring about XXXX relief. Unable to determine if borrower has returned to work. Appears borrower submitted an incomplete package.

REASON FOR DEFAULT: Unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, case #XX-XXXXX. Discharged X/XX/XXXX.

PROPERTY: No evidence of property damage.

433244909	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would be making a payment via XXXX on X/X/XXXX. No further contact with the borrower despite attempts made. The loan was rolling XX days delinquent for much of the past XX months. The borrower thought the past due amount was going to be deferred but was advised on XX/XXXX that the signed deferral agreement sent to them in XX/XXXX was never received. The loan was then brought current in X/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to financial difficulties. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584863	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to excessive obligations; medical situation, high medication expense. Servicer approved Stip to Mod X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Loan confirmed reinstated X/X/XXXX. Last borrower contact noted X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432583032	XXXX 24M PHCH Gap	7/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer was monitoring performing BK with no borrower contact in the last X years, RFD unknown.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX XX/XX/XXXX. XX month plan was completed and discharged X/X/XXXX. BK audit completed X/X/XXXX confirms claim paid in full and account contractually current at discharge.

PROPERTY: Owner occupied, no property issues noted.

432582958	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Notes imply the borrower XXXX be deceased (however notes are not clear, no death certificate is on file, and future notes reference the borrower). XX/XXXX Borrower reports they have been impacted by XXXX and submits an application for assistance. XX/XXXX Borrower withdraws their application. Borrower has not been very responsive with only minimal contact. Borrower's unauthorized nephew made a phone payment in X/XXXX. Borrower asked about a delinquent water bill in X/XXXX; servicer advised borrower to contact the county, and notify servicer if she will pay the bill. A call in X/XXXX was disconnected before borrower could be verified.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Curtailment of income. X/XXXX Hospitalization.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433244107	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested an auto-draft application in X/XXXX and made a phone payment. Subsequent payments have been made through the website. Borrower was advised of a pending step rate change in X/XXXX. Borrower reported a XXXX hardship through the website in X/XXXX, and servicer granted a X-month deferral beginning that month. Only other contact was in X/XXXX when borrower was advised of LPI coverage and gave a promise to pay.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243741	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer granted the borrower a X month XXXX forbearance in XXXX, however, the borrower declined. The borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. The loan has been XX days delinquent in the last XX months with borrower bringing current X/XXXX. RFD was income curtailment. NSF noted X/XXXX with borrower making payment same month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
433242422	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, servicer advised of amount past due and borrower hung up on them. Borrower did not respond to any collection efforts and there was no contact when deferral was done that is notated in the comments.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence or property damage.

433245143	XXXX 24M PHCH	4/22/2021	3/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was slow pay in XXXX, no payments from X/XXXX to XX/XXXX. XXXX disaster so no demand letters sent. First contact on X/XX/XXXX they advised they were selling the property, no RFD captured. Payoff quotes have been prepared several times, most recently X/X/XXXX. There has been no contact with the borrower since X/XXXX. They last paid X/XX/XXXX and are due X/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Uncertain borrower resides at subject property, billing statements have different mailing address.
433242645	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower has been very cooperative with the servicer over the last X years with last contact X/X/XXXX regarding payment. Borrower completed a repayment plan in XXXX. She received a X month XXXX deferral X/X/XXXX to X/X/XXXX and servicer granted a loan modification effective XX/X/XXXX which brought loan current. RFD at that time was income curtailment and excessive obligations. Borrower has made the first X on-time payments since the modification.

REASON FOR DEFAULT: Income curtailment and medical issues

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
431958282	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower requested escrow be removed but servicer denied, reason denied not noted. Borrower on X/XX/XXXX stated impacted by XXXX and requested assistance, servicer on X/XX/XXXX completed a X month deferral. On X/X/XXXX borrower requested another deferral which servicer denied. Servicer advised borrower on X/XX/XXXX that a repayment plan was approved with payments of $XXX starting X/XX/XXXX; no further details. Borrower on X/XX/XXXX requested further XXXX assistance on X/XX/XXXX. As of X/X/XXXX borrower and servicer discussed another deferral which appears was completed. Due date rolled from XX/XXXX to X/XXXX. Last contact X/XX/XXXX borrower stated they received another workout offer letter, servicer advised system generated and no workout available.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433242857	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to request a password reset. Also discussed deferral due to XXXX. The borrower has not been responsive to attempts made since that time. The notes and payment history reflect three one-month deferrals completed in X/XXXX, X/XXXX and X/XXXX. The borrower began requesting workout assistance in X/XXXX due to XXXX impact. The loan had a brief period of delinquency after that time but is now current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being out of work caused by XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582289	XXXX 24M PHCH	4/1/2021	3/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment and provided RFD. Servicer has made consistent attempts to contact borrower with no success. The last servicer telephone contact attempt was made on X/XX/XXXX. Borrower was educated on work out options X/XX/XXXX. No work out options set up.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of self employed income. No other RFD provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
433242505	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested an escrow disbursement history in X/XXXX, and disputed the escrow amount in XX/XXXX, stating delinquent taxes were refunded. Borrower was advised to send proof of taxes paid. No contact again until borrower applied for XXXX assistance through the website in X/XXXX. Servicer granted a X-month deferral beginning in X/XXXX. No further contact. Borrower resumed payments after deferral expiration, and pays each month through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584406	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to get general account information, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582164	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when Loss Draft claim was discussed. Borrower was on prior Loss Mit RPP work out in XX/XXXX and previously had X payments deferred in X/XXXX for XXXX assistance.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as bad XXXX weather causing him to get behind financially. Borrower previously stated on XX/XX/XXXX RFD as curtailment of income. Borrower's job was affected by XXXX. Comments on XX/XX/XXXX indicated borrower just returned to work.

FORECLOSURE: No FC activity found. Last FC Loss Mit letter sent to borrower XX/XX/XXXX when borrower was delinquent.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Comments on X/XX/XXXX indicated a Loss Draft claim was closed X/XX/XXXX and all funds disbursed. Subject property pipes froze and busted during XXXX winter storms on X/XX/XXXX. Borrower filed a freeze claim. Last Claim check iao $X,XXX.XX dated X/XX/XXXX was disbursed. Loss amount was noted on X/XX/XXXX as $XX,XXX.XX. Status of repairs unknown.
433245072	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins in X/XXXX. Unauthorized 3rd party XXXX (daughter) called in XX/XXXX to make a payment for her dad and stated that her father was in the hospital. Borrower called in on X/XX/XX wanting to know what the servicer was offering for XXXX. Deferral was approved for X payments (processed in X/XXXX - X/XXXX). Borrower called in on XX/XX/XX to inquire about XXXX relief options again explaining that his daughter was furloughed and rents out X rooms in the house, borrower was advised that there were currently no XXXX relief options but can be reviewed for retention options. Loss mit review was initiated but the borrower did not qualify for workout; denial was sent in X/XXXX. Last contact was in X/XXXX, borrower gave authorization for his daughter to speak on his behalf; 3rd party stated that the only taxes the borrower has is from XXXX and did not file taxes after that because he was in a bad accident. Loan is current.

REASON FOR DEFAULT: Family unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244090	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. Borrower last asked for assistance via a deferral on X/XX/XXXX. Borrower was advised he was not eligible for another deferral. Mod work out option was then discussed. Borrower stated on XX/XX/XXXX payments are made at the end of the month because he receives income on the Xth Wednesday of each month. He was considering refinancing. A X month deferment was offered X/XX/XXXX due to XXXX impact and a prior X month deferment plan was completed in XX/XXXX.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as both borrower's have been ill and in the hospital. Borrower previously stated on X/XX/XXXX his income was impacted by XXXX but did not indicate if he was still employed or had reduced income. Borrower also stated on XX/XX/XXXX RFD as excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX indicated subject property was owner occupied. Current property condition is unknown.
432584017	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. MI notice of default was filed in XX/XXXX. Borrower called in X/XX/XX wanting to review payments, did not think he was behind on the loan (rolling XX days delinquent after missing the XX/XXXX payment). RFD is due to divorce. PMI was auto terminated in X/XXXX; auto termination letter was sent on X/XX/XX. Last contact was in X/XXXX, borrower called to inquire about the PMI removal. Loan is current.

REASON FOR DEFAULT: Divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX/not surrendered, no additional details provided.

PROPERTY: No property issues found.

432584959	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No payments from X/XXXX to X/XXXX. In X/XXXX it is noted that borrower is not eligible for XXXX Flex program because in the past they haven't returned final docs. On XX/XX/XXXX borrower said RFD was business failure, had a bill he had to finish paying by the end of XX/XXXX and then could pay on this loan. Workout started, borrower acknowledged package XX/X/XXXX. On XX/X/XXXX borrower is now eligible for FLEX mod schedule. Put on trial mod plan on XX/XX/XXXX and completed the plan. Final mod approved, mod agreement sent out X/X/XXX. Borrower returned signed mod and system was updated X/XX/XXXX. Loan current except X/XXXX missed payment, no contact made with borrower. Loan is now current.

REASON FOR DEFAULT: Unemployment, excessive obligations

FORECLOSURE: Loan is referred to FC on XX/XX/XXXX. Complaint filed XX/XX/XXXX. Loss Mit hold XX/XX/XXXX. FC closed after mod.

BANKRUPTCY: No BK activity

PROPERTY: Multiple inspections prior to XX/XX/XXXX said non owner. PH shows different mail address than subject. Borrower never verified occupancy status.

432583185	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to confirm the fax sent the day prior regarding taxes was received. Was advised not yet and to confirm in XX hours. No further contact with the borrower and the loan has remained current since that time. The authorized party was offered XXXX relief assistance in XX/XXXX but refused assistance and said will continue to pay extra. The notes indicate the primary borrower is deceased. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to XXXX impact and loss of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244351	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and an unauthorized third party made phone payments in X/XXXX and in X/XXXX. Borrower set up auto-draft payments to start in X/XXXX, and verified payment receipt in XX/XXXX. Borrower cancelled the auto-draft payments in X/XXXX, but declined payment assistance. Later that month, borrower requested XXXX assistance, and servicer completed a three-month deferral beginning that month. Borrower reactivated auto-draft payments in X/XXXX, and requested a XXXX statement in X/XXXX.

REASON FOR DEFAULT: Car repairs, XXXX impact-reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958328	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made monthly phone payments between X/XXXX and XX/XXXX. XXXX incentive applied in XX/XXXX. Borrower declined a verbal repay plan in X/XXXX, and reported a hardship in X/XXXX. Borrower accepted a verbal repay plan in X/XXXX, and verified plan terms in X/XXXX but was unable to make a payment. Borrower reported a XXXX hardship through the website in X/XXXX, and servicer granted a fresh start plan. Borrower made monthly phone payments over the next three months, and requested additional XXXX assistance in X/XXXX. Servicer approved a two-month extension to the FB plan, and borrower made an additional two months of phone payments. No dialer attempts made over the rest of XXXX; no contact with borrower, who began paying again in X/XXXX. Borrower was approved for a X-month deferral, completed in X/XXXX. Borrower reinstated an NSF payment in X/XXXX.

REASON FOR DEFAULT: Spouse broke his neck, reduced income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584397	XXXX 24M PHCH	6/1/2021	5/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about deferring a payment in XX/XXXX due to XXXX, was advised that Servicer does not defer payments, but once XXXX declares the property as part of disaster zone, they can offer forbearance plan, no other details provided. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved for and set up for X month forbearance plan as of XX/XX/XXXX. Forbearance extended in XX/XXXX, extension letter for X months sent on XX/XX/XXXX. Loan reviewed for deferral as of XX/XX/XXXX, X month deferral completed as of XX/XX/XXXX. Per conversation on XX/XX/XXXX, borrower informed prior Servicer that she no longer needed XXXX assistance, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX and payment dispute.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582341	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent XXXXXX and XXXX in the last XX months, borrower unresponsive except for occasional phone payment, no assistance requested. Son and spouse are handling payments but are not authorized on account. Last contact X/X/XXXX general account inquiry.

REASON FOR DEFAULT: XXXX RFD: step rate increase

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: No property issues found.

432583789	XXXX 24M PHCH Gap	5/1/2021	5/4/2021	XXXX	XXXX	Yes	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact with authorized 3rd party was X/X/XXXX servicer discussed loan details and requested copy of death certificate which was received X/X/XXXX. The 3rd party XXXX is requesting to become successor in interest on property, this has not been completed. Servicer mailed a missing document letter on X/XX/XXXX. No further contact with any party, despite monthly dialer attempts and NOI letters.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments indicate there was a discharged BK X, comments do not provide any further details of the BK.

PROPERTY: Current occupancy cannot be determined.
432584184	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, welcome call with borrower, borrower stated he'll make payment once he receives papers from Servicer, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584500	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for forbearance as of XX/XX/XXXX, forbearance expiration letter sent as of XX/XX/XXXX, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433244169	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	VI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called to return a call. No details regarding the discussion were noted. The notes reflect a XXXX questionnaire was submitted on X/XX/XXXX and the loan is current in forbearance, unable to confirm details. The borrower has been in frequent contact and began requesting payment assistance in X/XXXX due to XXXX impact. Three one month deferrals were completed in X/XXXX, X/XXXX, and X/XXXX. The loan is current but has had sporadic payments over the past XX months. Loss mitigation workout activity is currently in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being unemployed due to XXXX. Hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243852	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments from X/XXXX indicate borrower was injured at work and drawing disability income. Servicer granted a X month deferral from X/X/XXXX - X/X/XXXX. Borrower has been cooperative with the servicer with last contact XX/X/XXXX regarding the deferral. Loan has been paid as agreed since the deferral and is current.

REASON FOR DEFAULT: Work injury and subsequent income reduction

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432582829	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: In X/XXXX loan was XX days delinquent. Borrower called X/XX/XXXX, RFD wife is ill in hospital, verified owner occupied. In X/XXXX borrower was granted a X month deferral. In X/XXXX borrower had NSF. No contact until X/XX/XXXX, RFD still wife's illness, got current in X/XXXX. Another NSF in XX/XXXX, no contact made but replaced it in XX/XXXX. On X/XX/XXXX borrower called to make payment, RFD is death in the family (wife, not borrower, died in XX/XXXX). Missed pmt in X/XXXX, paid two pmts in X/XXXX, no contact was made. Loan is now current.

REASON FOR DEFAULT: Family illness and death

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

432582866	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to request XXXX assistance due to becoming ill and not able to work. The notes from X/XX/XXXX indicate the borrower still needed to submit a full application. The borrower also received a four month deferral in X/XXXX and the loan has had periods of delinquency since that time. The loan was also modified in X/XXXX after successfully completing a trial period plan. The borrower appears to be cooperative and the loan is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness from XXXX and losing hours at work. RFD prior to the X/XXXX modification was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584112	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX, plan extended for X month as of XX/XX/XXXX, plan cancelled by borrower as of XX/XX/XXXX, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment and cancel forbearance plan.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432584973	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked which payment forms were available in X/XXXX, and made the second payment of an active trial mod plan. Borrower made the third plan payment by phone in X/XXXX, and the modification was completed in X/XXXX. The XXXX for the successor in interest (borrower's mother) confirmed the SII's plans to retain the property in X/XXXX. Property was transferred by deed to the borrower's parents in X/XXXX, who requested an assumption in XX/XXXX. Loan transferred servicing in X/XXXX, and the SII asked which payment forms were accepted in X/XXXX. SII requested a billing statement in X/XXXX. Last contact was in X/XXXX when he said the property had been gutted due to mold.

REASON FOR DEFAULT: Income curtailment. Borrower passed away X/X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy; SII intended to turn property to a rental in X/XXXX. The SII received an insurance claim check in X/XXXX for water damages that occurred on X/X/XXXX; claim was not monitored. Check was returned to SII for correction, and a new check was sent to servicer in X/XXXX. Unable to verify current condition.
432583454	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK. The only contact in the last X years is a X/XX/XXXX account inquiry, no hardship noted. Account is contractually current since XXXX XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XX/XXXXXX, XX-month plan confirmed X/XX/XXXX, debtor makes payment, post petition due X/X/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

432585422	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. 3rd party XXXX (spouse) stated in X/XXXX RFD was due to borrower's mother passed away and was out of work and their daughter was in the hospital. A X month trial plan was approved effective X/X/XX. Trial plan was completed in X/XXXX and mod was approved effective XX/X/XX but final mod agreement was not returned and mod was denied in XX/XXXX. Borrower was offered another X month trial plan in XX/XXXX effective X/X/XX but plan was deleted due to no acceptable payment or acceptance received by day XX of the trial plan letter. Demand letter was sent on XX/XX/XX. Spouse called on X/XX/XX wanting to accept the trial payments but had to end the call due to medical reason, and stated that she would call back. File was referred to FC on X/XX/XX. FC file was closed in X/XXXX due to reinstatement. Last contact was in X/XXXX, spouse called to inquire about late fee charge stating the prior servicer had advised that they would remove the late fees on the loan, Mrs. was advised to send proof of documentation to investigate the account. No further details. Loan is current.

REASON FOR DEFAULT: Curtailment of income, illness in the family, and death in the family.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433243965	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with borrower performing on a repay plan from prior servicer, no hardship noted. Plan failed in XXXX XXXX after NSF return, borrower reinstated XXXX XXXX and remained current until request for XXXX assistance in XXXX XXXX due to reduced work hours. Payments resumed in XXXX XXXX and account is XXXX in the last XX months, coborrower advised X/X/XXXX that the person who had been helping her with payments is not able to contribute and was unwilling to provide bank statements required for loss mitigation application. Coborrower remains in contact, has requested ACH cancellation and kept promise for a single payment on X/X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242709	XXXX 24M PHCH	3/23/2021	3/27/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact is noted; borrower called in XX/XXXX to verify the interest rate. Escrow analysis statement was sent on X/X/XX. Early intervention notice was sent on X/X/XX. RFD is unknown. Loan is currently delinquent; last payment was received in X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583262	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to advise was out of work for two months due to XXXX and wanted to catch up the loan. Said did not need workout assistance and agreed to make a payment over the phone. The borrower appears to be cooperative. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to temporary unemployment due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583225	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, inquiring about options. Borrower on a fixed income and does not receive check until the 3rd Wednesday of the month. Last contact X/XX/XXXX, confirming payment had been received. Borrower keeps commitments and has continued to express the same issues.

REASON FOR DEFAULT: Borrower has provided the same RFD for the last XX months, on a fixed income and does not get paid until the 3rd Wednesday of the month.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583949	XXXX 24M PHCH	7/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in X/XXXX due to the XXXX and was approved for a X month FB plan in X/XXXX from X/X/XX - X/XX/XX. It appears that the borrower was approved for a X month FB extension effective X/XXXX but requested cancellation of FB on X/XX/XX and inquired about repayment plan. Last contact was on X/XX/XX, borrower stated that he sent in X payments via mail. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to the XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583841	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called and was advised of the amount past due and the NSF payment. The borrower agreed to make a payment over the phone. The loan has had periods of delinquency in the past XX months but has remained current since that time. The notes show various credit reporting disputes was received via e-oscar between X/XXXX and X/XXXX. The borrower appears to be cooperative during noted conversations and often makes payments over the phone. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by XXXX and borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583074	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make payments over the phone and provided a RFD. The borrower appears to be cooperative during noted conversations. The notes show the borrower usually makes payments via the servicer's website. The loan is current but has brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being quarantined due to XXXX. Also due to unexpected medical bills. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582625	XXXX 24M PHCH Gap	5/1/2021	4/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: There is minimal borrower contact throughout delinquency periods, hardship noted as income curtailment with no formal loss mitigation requested. X/XXXX Borrower report they are just returning to work after being on disability for a year. Account is XXXX in the last XX months, borrower unresponsive to contact efforts. Last contact X/XX/XXXX to request a copy of XXXX.

REASON FOR DEFAULT: Borrower illness, Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582560	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, payments made via IVR phone pay system. Borrower wanted to know on XX/XX/XXXX why someone was taking pictures of their house. Servicer advised due to the loan being past due. Borrower advised of total amount due on XX/XX/XXXX; payment made via phone to bring account current. Last contact on XX/XX/XXXX, stated would call back and make a payment via IVR system.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, unaware that the loan was past due.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.

432582572	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First and only contact with borrower other than making payments was XX/XX/XXXX, making payment, RFD out of work due to XXXX. Unable to determine if borrower is back to work.

REASON FOR DEFAULT: As of XX/XX/XXXX borrower stated unemployed.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, case #XX-XXXXX, discharged XX/XX/XXXX.

PROPERTY: No evidence of property damage.

432583752	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers have missed several payments on the loan but able to bring the loan current. Borrower indicated in X/XXXX that RFD was due to excessive obligations and was offered assistance but not interested. Demand letter was sent in X/XXXX. A X month trial plan was approved XX/XXXX effective X/X/XX. Co-borrower called in on XX/XX/XX requesting additional time before deciding to accept or decline the workout option. Borrower called in on XX/XX/XX rejecting the trial plan and scheduled a payment to bring the loan current. Mod was denied on X/X/XX due to reinstatement. NSF was processed in XX/XXXX. Borrower requested assistance logging into the website in X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.
433242000	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a promise to pay that was kept. Servicer has attempted to contact borrower since via Dialer with no success. The last attempt was made on X/X/XXXX. Previous contact was on X/XX/XXXX when borrower inquired about someone taking photos of the property. Servicer advised was behind in payments and hadn't been done since X/XXXX so needed updated photos for review. Borrower made a payment that day. Borrower received XXXX assistance via a X month payment deferment in X/XXXX and last inquired about additional XXXX assistance in X/XXXX when borrower was advised to update post XXXX application on line. Incomplete package loaded X/XX/XXXX. No further assistance requested.

REASON FOR DEFAULT: RFD was last provided on XX/XX/XXXX as borrower illness. Previous RFD was noted on X/XX/XXXX as borrower being laid off of work due to XXXX XXXX. It is unknown if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
433244939	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Servicer makes contact attempts on a monthly basis with no success. The last attempt was made on X/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432584121	XXXX 24M PHCH Gap	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: There is little borrower contact last X years. Borrower disputed noted XXXX XXXX, details and resolution unknown. Credit reporting dispute noted XXXX XXXX, borrower advised XXXX XXXX was paid late to prior servicer. No hardship has been provided, last contact X/XX/XXXX response to welcome letter. Account is XXXX in the last XX months, most recent reinstatement posted XXXX XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244233	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower during rolling delinquency, despite monthly dialer attempts. Borrower pays each month through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583950	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX indicating going through financial hardship due to XXXX. FB plan was approved effective X/XXXX - X/XXXX. Plan was extended X more months beginning X/XXXX, ending XX/XXXX. Borrower called in XX/XXXX (last contact) to inquire about loss mit options, stating that he was on FB with the prior servicer and was advised of mod or pay in lump sum borrower stated that he would call back to make the reinstatement payment. X payments were received in XX/XXXX bringing the loan current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432583009	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to ask about the amount owed since the billing statement was showing something different. Was advised of when the statement was sent and when the last payment was made. The borrower appears to be cooperative during noted conversations and usually makes payments via the servicer's website. The borrower has not been interested in workout options and has been able to reinstate the account soon after periods of delinquency. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a reduction in income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584951	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer approved Stip to Mod XX/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Borrower inquired about delinquency letters XX/XX/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/X/XXXX. Borrower confirmed receipt of Mod X/XX/XXXX; stated not contact by notary. Mod workout booked X/XX/XXXX. Last contact X/XX/XXXX stating wife takes care of payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432583352	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Numerous calls about the insurance claim and payment of such. First contact with the borrower about status of payments on the loan was X/X/XXXX, asking about restrictions on lump sum payment and if loan would be recast and also questions about a life estate. X/XX/XXXX RFD, lost job due to XXXX. Deferral granted, but borrower also inquiring about modification. Borrower continues to question if loan can be recast and appears to be getting mixed answers from the servicer. Last contact X/X/XXXX, questions about mortgage statement received.

REASON FOR DEFAULT: Unemployment due to XXXX

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: X/XX/XXXX BK discharged, no further information. Appears this was a BKX based on servicing comments, but unable to confirm.

PROPERTY: Restricted escrow deposit of $XX,XXX.XX on XX/XX/XXXX. There was a XXXX loss on X/XX/XXXX. Unable to determine total amount of claim. XX/XX/XXXX repairs at XX%.

433242032	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in on XX/XX/XXXX, stating that he would be changing the insurance company used for homeowners insurance. Servicer advised of the process to advise escrow department of change. Borrower requested escrow analysis be re-done since the insurance company was changed on XX/XX/XXXX. As of XX/XX/XXXX, servicer advised that the new payment would be effective with the XX/X/XXXX payment. Borrower stated would make payment online. Borrower requested a workout in XX/XXXX; three month deferment granted. Last contact on XX/XX/XXXX, borrower stated he has not received his monthly statement and wanted to know the total amount due.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, income affected by XXXX. Details not provided.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: Comments start in XX/XXXX with the borrower in BK; discharged on XX/XX/XXXX. No further details of BK noted.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432582116	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX making payment, RFD was excessive obligations, no details. XX/X/XXXX, borrower is on active duty as of XX/X/XXXX. RFD on XX/XX/XXXX, which was the last contact other than making payments, was illness of family member. Does not appear that the servicer has obtained documentation to support the active duty.

REASON FOR DEFAULT: Borrower is on active duty and on XX/XX/XXXX family member was ill.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584485	XXXX 24M PHCH	4/1/2021	3/9/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582297	XXXX 24M PHCH	4/18/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD illness. X/XX/XXXX RFD was unemployment. X/XX/XXXX RFD illness of borrower again. XX/X/XXXX borrower stated had been out of work since X/XXXX due to XXXX. Borrower has not applied for XXXX assistance and has been unresponsive to collection efforts since XX/X/XXXX contact.

REASON FOR DEFAULT: RFD has been either illness of borrower or unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582810	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was current through XXXX. Loan transferred in X/XXXX and borrower contacted prior servicer who told them to send the payment to the new servicer who didn't post a pmt in X/XXXX but posted two in X/XXXX. Also, there was a missed payment in X/XXXX. Borrower called the servicer on X/X/XXXX and was able to send them proof of payment sent. Cashiering researched and turns out the money order borrower sent didn't have the loan number on it so they returned it to the bank. Borrower went round and round with servicer and the missed payment was posted in XX/XXXX. Borrower had a couple of other problems with servicer not posting payments she claimed she'd sent. Borrower had an NSF in X/XXXX but made up the pmt in the same month. Borrower makes regular contact with servicer, last contact XX/X/XXXX was inbound to confirm payment.

REASON FOR DEFAULT: Servicing issue, otherwise none given

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied. In X/XXXX borrower filed hazard claim for damage caused by gunshot. Loss draft for $XXXX. Comments note that there are missing docs related to the loss draft and servicer hasn't apparently sent funds to borrower. No information about repairs.

433244328	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An authorized third party (borrower's son and POA) requested a lower interest rate due to hardship, and was advised to apply for assistance or refinance. The son reported a XXXX hardship in X/XXXX, and servicer completed a two-month deferral. The son requested loan documents in X/XXXX and was referred to the website, and asked about lowering the interest rate after a payment increase due to an escrow shortage. The son applied for assistance in XX/XXXX but package was incomplete, and declined to discuss missing documents in XX/XXXX; review was closed. Son asked about HOI on account in X/XXXX, and requested a refinance in X/XXXX. Son asked about billing statements in X/XXXX.

REASON FOR DEFAULT: Borrower illness, XXXX impact-son had reduced work hours, son had medical issues

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582543	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, canceling auto payment, no RFD. This is the only contact with borrower other than making payments. Borrower unresponsive to collection efforts.

REASON FOR DEFAULT: Unable to determine RFD.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583599	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX making payment, RFD car repairs. From X/XXXX to XX/XXXX RFD was car repairs and excessive obligations, with no details. XX/XX/XXXX RFD was curtailment of income, with no details. RFD on XX/XX/XXXX, medical bills. Last contact other than making payments was XX/XX/XXXX, making payment and stated received check late. Borrower has never given many details about late payments and has never explored any type of loss mitigation.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583714	XXXX 24M PHCH Gap	6/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance multiple times, borrower declined due to complaint about experience with prior mod. Borrower stated she was not informed of XX year term in last mod and blames XXXX, doesn't trust servicer to do another mod. Loan reviewed for loss mit without application in XX/XXXX, denied for mod as of XX/XX/XXXX due to inability to afford modified payment. Prior mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on X/XX/XXXX, borrower confirming payment was received and confirming applied to XXXX payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income.

FORECLOSURE: Pre-FC initiated as of XX/XX/XXXX, no other details provided. Loan placed on FC referral hold on XX/XX/XXXX for service transfer, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583189	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment. RFD, day care expenses. Borrower declined loss mitigation offer. XX/XX/XXXX RFD was same, but stated had gotten a raise. Loan being reviewed for foreclosure when loan was transferred to current servicer. X/XX/XXXX borrower called to discuss loan transfer. RFD was excessive obligations with no details. X/XX/XXXX same RFD and declined loss mitigation offer. Last contact was X/XX/XXXX, RFD was delay in paycheck due to XXXX. Borrower has been unresponsive to most collection efforts, to the point that prior servicer was skip tracing.

REASON FOR DEFAULT: Excessive obligations for the last XX months.

FORECLOSURE: Loan was being reviewed for foreclosure referral, but was not referred due to upcoming service transfer

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585007	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer approved a MOD X/X/XXXX which failed as of X/XX/XXXX, hardship due to unemployment. A Flex MOD was approved X/XX/XXXX with a trial FB plan starting X/X/XXXX and ending XX/XXXX. FB plan was completed and loan modified in XX/XXXX, income docs not required. Account is XXXX delinquent in the last XX months, borrower unresponsive since XXXX XXXX until call for most recent reinstatement XXXX XXXX, no updated hardship provided. Last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: unemployment XXXX RFD: unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied. No details regarding damage or repairs provided.
432585269	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/X/XXXX unable to make payment through automated system. Borrower made payment by phone X/XX/XXXX. Borrower requested recast X/XX/XXXX; servicer advised unable to be completed due to prior Mod. Borrower requested payment due X/XX/XXXX. Borrower made principal curtailment payment X/XX/XXXX, X/XX/XXXX and again X/XX/XXXX. Borrower inquired about escrow refund X/XX/XXXX. Borrower called X/XX/XXXX to confirm payment sent to insurance company. Last contact X/XX/XXXX borrower called to confirm payment application.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is a second home. Hazard insurance claim noted X/XX/XXXX for $XX,XXX.XX due to wind damage; date of loss X/X/XXXX. Funds endorsed and returned to borrower. XXXX disaster area noted X/XX/XXXX.

433243706	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Escrow analysis statement was sent in X/XXXX and X/XXXX. Borrower stated in X/XXXX that the check he sent dated X/XX/XX was supposed to be applied to regular payment for XXXX and XXXX but funds were applied to escrow. Misapplication reversals and reapplication of funds were completed in X/XX/XX. Borrower also inquired about payment change and was advised of escrow shortage. Unauthorized 3rd party XXXX called in on X/XX/XX requesting a copy of the mod agreement completed in XXXX, also inquired about payoff and balances and was advised that a written authorization was needed to disclose account information. Payoff quote was completed on X/XX/XX; prior mod was sent to the borrower on X/XX/XX. Escrow analysis statement was sent in XX/XXXX. Last contact was in X/XXXX, borrower was advised that the ACH had not been withdrawn because the XXth was a Sunday.

REASON FOR DEFAULT: NSF in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583006	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, promised another payment by end of month and not interested in loss mitigation. RFD was curtailment of income, no details. RFD on X/XX/XXXX was illness of borrower. Borrower approved for X month repayment plan, loan was brought current and then the borrower missed the following month. XX/X/XXXX, curtailment of income, borrower is a teacher. Last contact, other than making payments, was X/XX/XXXX, making payment and providing the same RFD, XXXXand out work during the summer.

REASON FOR DEFAULT: Curtailment of income in the summer months.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244766	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for online assistance.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582415	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, payments via IVR phone pay system. Last contact on XX/XX/XXXX, borrower advised of total amount due and payment made via phone.

REASON FOR DEFAULT: Family member ill in XX/XXXX. Income reduced by XX% due to XXXX per notes on XX/XX/XXXX. RFD per notes on XX/XX/XXXX, unexpected expenses.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
433243728	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting payment assistance in XX/XXXX but declined a verbal repayment plan. Was offered a deferral but that was not accepted. The borrower was offered various repayment plans but declined offers. The borrower was then offered a modification that was completed in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX and on disability. Also curtailment of income due to lack of rental income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582523	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: No recent borrower contact in the past year. Last borrower contact X/XX/XXXX when borrower made a Hazard Insurance inquiry. Servicer has made several telephone attempts to contact borrower. The last servicer attempt to contact borrower was on X/XX/XXXX. Borrower has been current since servicer's last contact attempt. Loss Mit work out option was last discussed with borrower on X/XX/XXXX.

REASON FOR DEFAULT: Recent RFD is unknown. RFD was last noted on XX/XX/XXXX as family illness of her parents. Comments on X/XX/XXXX stated borrower's parents moved into the property with borrower.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583436	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire about the amount due. No further details regarding the call were noted. The borrower has not been responsive to attempts to contact since that time. The notes show the borrower was offered a trial modification in X/XXXX but the plan was not accepted. The borrower has been cooperative during noted conversations but no history of active workout options. The loan is now current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585515	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was laid off XXXX XXXX and requested loss mitigation XXXX XXXX due to expiration of unemployment benefits. Special FB approved with $X due XXXX XXXX through XXXX XXXX. Borrower submitted updated financials XXXX XXXX after return to work and was approved for a X-month repay plan starting XXXX XXXX. Plan failed XXXX XXXX, borrower was approved for a flex mod trial XXXX-XXXX XXXX and has remained current post-mod with no ongoing contact since X/X/XXXX.

REASON FOR DEFAULT: XXXX RFD: unemployment XXXX RFD: income curtailment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied, no property issues noted.

431957096	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower's spouse called in to advise would be making the payment by X/XX/XXXX. The payment was made but later than advised. The borrower began requesting assistance due to impact from the XXXX XXXX in X/XXXX and was approved for three one month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The borrower called in on X/X/XXXX and advised the hardship was still ongoing but was advised no further assistance options were available. The loan is current but has had brief periods of delinquency since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the spouse being out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585281	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: A modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX, and verified the due date in X/XXXX. Borrower declined a financial interview in XX/XXXX, and made a phone payment. Borrower made a phone payment in X/XXXX, and gave a promise to pay in XX/XXXX. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Unexpected expenses for daughter

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for wind damage on DOL XX/XX/XXXX. Funds iao $X,XXX were received in XX/XXXX, then endorsed and returned to borrower, as claim was not monitored.
432583713	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called about a letter they received but no further details noted. Recent contact with the borrower has been about confirming tax and insurance info. The borrower appears to be cooperative. The loan is current but was rolling XX days past due for much of the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584042	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to the XXXX; stated on X/XX/XX that she was unable to travel and get food due to XXXX and requested assistance with payment. FB plan was approved from X/X/XX - X/XXXX; plan extended effective X/XXXX - X/XXXX. Borrower requested another X month extension and was approved effective XX/X/XX - XX/XXXX. FB plan completed XX/XXXX, loan brought current. Borrower inquired about escrow shortage in X/XXXX and was advised that the taxing authority and insurance company decides the increase in bill. Borrower requested a XX months escrow shortage spread stating that he had been hospitalized due to XXXX and still having hardship and needing assistance. Loss mit review was initiated but the borrower failed to submit all the required docs; incomplete package XXXX letter was sent on X/XX/XX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower illness and excessive obligations due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432584494	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in midst of loss mit at start of contact history, trial payments completed as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment, no other details provided.

REASON FOR DEFAULT: Death in family and XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, expires on XX/XX/XXXX, no property damage noted. No other property issues noted.
432582812	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was mostly current in XXXX, on missed payment, borrower self employed, had a reduction in income which continued through XXXX. On X/XX/XXXX borrower called in says her work impacted by XXXX, not working, and that property had been damaged by natural disaster. Borrower was granted X month deferral. Continued to struggle through XXXX due to unemployment and repairs, workout started in X/XXXX, put on X month repayment plan then missed XX/XXXX payment but no contact. Despite damage to property described below, borrower has been current since XX/XXXX and made extra principal payments in XXXX and XXXX XXXX.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. Property XXXX disaster area in XX/XXXX. Borrower didn't file any claim until X/XXXX when HOA pressuring her to make repairs. But the claim was denied because repairs were below the deductible of $XXXX. XXXX disaster area in X/XXXX and borrower called to make a claim for freeze/water/flood damage. Home not habitable, living with daughter. Claim disbursement amount $XX,XXX. No indication repairs have begun or draws/disbursements yet.

431958650	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, discussed loan. XX/XX/XXXX RFD, lost job and cleaning homes. Last contact X/XX/XXXX, inquiring about status and making payment. Borrower is struggling but keeps promises when made. Loan originated as a second home.

REASON FOR DEFAULT: Unemployment, working cleaning homes, less income.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242276	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Appears from comments in XX/XXXX that a deferral was offered to borrower but agreement was never returned; deferral not completed. Comments indicate servicer speaking with authorized 3rd party who has been calling in and make payments over the phone. Last contact with 3rd party was X/X/XXXX when they made a payment over the phone that posted X/X/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431959136	XXXX 24M PHCH	5/15/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX borrower requested payment history. Last contact with borrower was X/XX/XXXX, making payment. Borrower has not responded to any collection efforts. No RFD.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433244425	XXXX 24M PHCH	4/17/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said they would call back to make the payment due. The borrower ended up making the payment via the website on X/XX/XXXX. The loan is now current but has had periods of delinquency in the past year. The borrower has been paying on an active repayment plan since XX/XXXX, the terms of which were not detailed in the contact history. The borrower began requesting workout assistance in X/XXXX due to XXXX impact. The borrower appears to be cooperative during noted conversations. A forbearance plan is currently active on the account.

REASON FOR DEFAULT: RFD last noted in XXXXX was due to being impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583463	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts since that time and there has been minimal contact with the borrower. The loan is current but has had brief periods of delinquency during the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to divorce and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
432583235	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reviewed for loss mit in XX/XXXX, borrower was not interested in mod, was approved for X month repayment plan as of XX/XX/XXXX, borrower accepted. Repayment plan broken as of XX/XX/XXXX. Borrower approved for trial mod as of XX/XX/XXXX, mod denied/cancelled as of XX/XX/XXXX due to no payment. Prior mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was returning call, was advised account was current, no other details provided.

REASON FOR DEFAULT: Curtailment of income and borrower business burned.

FORECLOSURE: Loan placed on FC referral hold on XX/XX/XXXX for service transfer, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243325	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. No recent attempt to contact borrower and no prior borrower contact was made. Last Dialer attempt was made on XX/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
433244313	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about an escrow increase in X/XXXX; borrower wanted to cancel the PMI, as county taxes as increased. Borrower also set up auto-draft payments. Borrower confirmed receipt of the PMI removal request in X/XXXX, but didn't have an acceptable payment record and request was denied. Borrower deleted auto-draft payments in XX/XXXX, and promised to pay online in XX/XXXX. Borrower requested XXXX assistance in X/XXXX, and servicer completed a X-month deferral. Borrower asked about additional assistance options in X/XXXX, and submitted an application after declined a X-month verbal repay plan offer. Borrower withdrew the application in X/XXXX, and a PMI removal request was declined in XX/XXXX for missing documents. Last contact was in XX/XXXX when borrower requested a XXXX statement. Subsequent payments have been made through either the website or the IVR system.

REASON FOR DEFAULT: XXXX, XXXX impact-not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243126	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about insurance carrier X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; business closed. Payment deferral completed X/X/XXXX. Borrower inquired about XXXX deferral X/XX/XXXX, which was completed X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582614	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower will often skip monthly payments, but then make a double payment within a few months to bring account current. Requested assistance in XX/XXXX, borrower was transferred to the loss mitigation department but nothing noted about potential workout. Account remains current since most recent reinstatement XXXX XXXX. Third party remains in contact for phone payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: RFD per notes in XX/XXXX, illness of family member. Borrower and father were ill in XX/XXXX which caused medical bills. RFD per notes on XX/XX/XXXX, tenants not paying and borrower did not want to bother them with a promise to pay dated. RFD per notes on XX/XX/XXXX, affected by XXXX but specific details not provided.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Non-owner occupied per notes on XX/XX/XXXX.
432583741	XXXX 24M PHCH	5/1/2021	4/3/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX. the borrower called in to discuss the account and couldn't commit to info necessary for workout options and did not commit to make a payment. No further contact with the borrower since that time despite attempts made. The borrower appears to be cooperative during noted conversations. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583997	XXXX 24M PHCH	6/1/2021	5/8/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that his wife lost her job due to XXXX and inquired about deferment. Borrower accepted a X month FB from X/X/XX - X/XX/XX. FB extension was approved from XX/X/XX - XX/XX/XX; plan completed. Last contact was in XX/XXXX, borrower called to make a payment, also advised that hardship has been resolved. Loan is current.

REASON FOR DEFAULT: Family unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585568	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer until X/XXXX, when borrower declined payment assistance but could not give a promise to pay. Loan transferred servicing at the end of X/XXXX. Borrower verified the loan status in X/XXXX, and verified the loan status in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582989	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XXXX. Case is 'trustee pay all'. Payments have been sporadic and trustee has filed motions to dismiss but plan remains active. No contact with borrower is noted so RFD is unknown.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX XX/XX/XXXX . POC filed X/XX/XXXX for full balance, XX month plan confirmed X/XX/XXXX. Trustee pays both pre and post petition payments. Trustee has filed Motion to Dismiss a couple of times for default on plan payments, most recently on XX/X/XXXX. Hearings scheduled but borrower has paid and no action taken. Plan remains active.

PROPERTY: Owner occupied

432584130	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, disaster forbearance letter sent on XX/XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX. Borrower inquired about post forbearance workout options as of XX/XX/XXXX, borrower approved for X month deferral as of XX/XX/XXXX, no other details provided. Multiple prior Servicer mods noted on XX/XX/XXXX with effective date of most recent mod noted as XX/XX/XXXX and deferred balance of $X,XXX, no other details provided. Last contact on XX/XX/XXXX, borrower inquired why payment went up by $XX, was advised due to escrow analysis, borrower understood, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433244324	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in XX/XXXX stating that she checked with her bank and found out that she had not paid and just made a payment through bill pay. Borrower submitted an online XXXX notification in X/XXXX and was approved for a deferral for X payments; processed in X/XXXX, X/XXXX and X/XXXX. Borrower stated in X/XXXX (last contact) that they do not need assistance and have resumed their monthly payments and requested workout closure. XXXX workout closure request was submitted on X/X/XX. Escrow analysis statement was sent in X/XXXX. Payoff quote was requested and completed in X/XXXX. No further details. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584903	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and declined payment assistance. Borrower promised to pay at a branch in X/XXXX. Servicer made monthly dialer attempts, but didn't have contact until servicer solicited a three-month trial mod plan, which borrower accepted in X/XXXX. Borrower made the last trial payment through phone pay in X/XXXX, and the modification was completed in X/XXXX. Borrower asked about credit reporting in X/XXXX, and disputed the past due balance. No further contact with borrower. Servicer verified correct credit reporting in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Changed jobs, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244557	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called to see if Servicer had Deed she requested. Servicer advised they only had the Note and to request the Deed from her local county. Loss Mit was last active X/XXXX when 2nd payment was deferred for XXXX assistance.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX when borrower stated both borrowers were out of work due to XXXX. It is unclear if they have since returned to work or obtain unemployment benefits.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433243819	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower was looking for different insurance in X/XXXX and scheduled a phone payment for the following month. Monthly contact with borrower through X/XXXX, as she made a phone payment or scheduled a future payment. Borrower refused to provide a reason for default when she made a phone payment in XX/XXXX, and again in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433242540	XXXX 24M PHCH	5/1/2021	2/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower was told of X month loan deferment for XXXX thru XXXX, XXXX. Deferment was sent to borrower for signature. Loss Mit confirmed borrower's monthly income of $X,XXX.XX via bank statements and tax returns and approved deferment based on reduced income. Borrower first submitted online assistance package for hardship on XX/XX/XXXX. No attempt to contact borrower after deferment was completed until X/X/XXXX when a dialer attempt was made with no success.

REASON FOR DEFAULT: RFD was noted as curtailment of income. Hardship was first mentioned XX/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided.
433242967	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower paid each month through the website, and requested XXXX assistance through the website in X/XXXX. Servicer granted a X-month deferral beginning that month. Borrower resumed payments in X/XXXX. Only contact was in XX/XXXX when borrower requested a payment refund for a double payment made in error.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243816	XXXX 24M PHCH	6/1/2021	4/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance in XXXX XXXX due to reduction in sales commissions. Timely payments resumed in XXXX XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431957082	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer completed a deferral, appears it was to be for X payments but borrower made a payment so deferral was for X payments. No further workouts offered. There has been limited contact since deferral, last contact X/X/XXXX borrower said they made a payment via website.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
432584300	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for forbearance plan as of XX/XX/XXXX, expiration letter sent on XX/XX/XXXX, request to cancel plan received as of XX/XX/XXXX, closed as of XX/XX/XXXX. Reinstatement plan set up on XX/XX/XXXX, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment and requested late fee be waived, late fee waiver approved, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX and bills.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, expires on XX/XX/XXXX, no property damage noted. No other property issues noted.

432583417	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. Has said usually waits until the grace period to make payments. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Also said in X/XXXX that was impacted by the XXXX XXXX and started a new job. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582383	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment and stated RFD as XXXX related. Loss Mit work out was last discussed in X/XXXX. Borrower needs to submit missing docs for additional XXXX assistance. This doesn't appear to have occurred. No recent servicer contact attempt.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as XXXX related. Comments on XX/X/XXXX indicated both borrower and spouse lost their jobs during the XXXX. Comments on X/XX/XXXX first mentioned their job loss.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/X/XXXX last indicated subject property was owner occupied. Borrower had a prior Insurance claim due to storm loss occurring on X/XX/XXXX that caused water and roof damage. Claim was completed and closed X/XXXX and claim check iao $XX,XXX.XX was mailed on X/XX/XXXX to the borrower. Comments did not mention property inspections.
432584150	XXXX 24M PHCH Gap	5/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with pre-approved trial plan starting X/X/XXXX. Borrower made contact monthly for trial payments, no hardship provided. Mod was finalized XXXX XXXX, borrower defaulted XXXX XXXX and was unresponsive until X/X/XXXX, hardship due to a month off work for illness. Borrower kept promise to cure by end of XXXX but defaulted immediately, unresponsive until contact X/XX/XXXX. Current hardship due to decline in sales income because of the XXXX, assistance declined and arrears were cured by end of month. Account remains chronic delinquent with no change in circumstance, most recent reinstatement XXXX XXXX. Last contact X/XX/XXXX to advise borrower of payment increase.

REASON FOR DEFAULT: Income curtailment.

FORECLOSURE: Foreclosure initiated prior to XXXX XXXX was cured through modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE: Comments X/XX/XXXX reference to a litigation title issue, details unknown. X/X/XXXX comment refers to Affidavit of Mistaken release received for review, and X/XX/XXXX states title audit passed. Title report shows subject mortgage on title, and includes copies of release and affidavit reinstating mortgage.

432583066	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the authorized third party called wanting to make three payments by phone. Was advised unable to accept less than full reinstatement and discussed a repayment plan. The notes show the third party ended up reinstating the loan that month and it has remained current since that time. The borrower is deceased and the authorized party appears to be cooperative. The notes from XX/XXXX show the property has been listed for sale in the past. The loan is current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was due to the death of the primary borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243147	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and discussed the active verbal repay plan in X/XXXX and in X/XXXX. Plan completed in X/XXXX. Borrower gave a promise to pay by mail in XX/XXXX and in XX/XXXX, and made a phone payment in X/XXXX and in X/XXXX. Borrower mentioned a XXXX hardship in X/XXXX and gave a promise to pay later that month, servicer didn't offer any payment assistance. Borrower gave another promise to pay in XX/XXXX. Borrower applied for assistance in XX/XXXX, but package was incomplete. Borrower made a phone payment in X/XXXX, and reinstated in X/XXXX. Borrower discussed LPI gap coverage on the account in X/XXXX, and disputed an escrow shortage in X/XXXX due to the LPI on the account.

REASON FOR DEFAULT: Reduced work hours from XXXX, then not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583144	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations and often pays over the phone. The notes from X/XXXX show the borrower was being reviewed for a modification with the previous servicer after completing a trial plan but a final modification was never approved or offered. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to work impact caused by the XXXX XXXX and the borrower's spouse went on disability. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244907	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent throughout XXXX with occasional borrower contact for payment, no discussion of hardship or loss mitigation until request for assistance XXXX XXXX due to XXXX furlough. Timely payments have resumed with no further contact since XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585122	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes denied workout X/XX/XXXX; terms of discussion not provided. Stip to Mod offered XX/XX/XXXX with payments of $XXX.XX beginning X/X/XXXX. Loan was reinstated X/XX/XXXX. Recent contact with borrower to schedule payments; last contact X/X/XXXX. Skip trace efforts noted X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: Loan was referred for FC X/X/XXXX. Legal notes X/X/XXXX answer filed. FC action closed X/XX/XXXX due to reinstatement.

 BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584108	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined repayment plan in XX/XXXX due to inability to afford payments, reinstated loan instead as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, plan expiration letter sent as of XX/XX/XXXX, no other details provided. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, signed final mod received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to confirm payment amount due, was advised it was $X,XXX.XX.

REASON FOR DEFAULT: Borrower illness, medical expenses, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242436	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is self employed and received a X month XXXX deferral X/X/XXXX to X/X/XXXX due to income curtailment and excessive obligations. Servicer granted a loan mod effective XX/X/XXXX. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. Borrower has made the first X payments on the mod and loan is current.

REASON FOR DEFAULT: Income curtailment and excessive obligations

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property occupancy is unknown. No issues noted

432584039	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated in X/XXXX that he is on a fixed income and the reason he fell behind was due to he was on a repayment plan and was told that he had to make X payments for the last payment. Loan transferred to current servicer in XX/XXXX; welcome email was sent in XX/XXXX, loan is noted to have been modified with the prior servicer effective X/X/XX. Last contact was in X/XXXX, borrower called to schedule a payment.

REASON FOR DEFAULT: Fixed income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582484	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent prior to request for XXXX assistance XXXX XXXX due to work shutdown. Deferral paid loan ahead to XXXX XXXX, account is XXXX delinquent since the cure but has remained current since reinstatement XXXX XXXX. Borrower calls monthly to make payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied.

432582616	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, all payments made via website. Assistance requested in XX/XXXX; deferment granted. Last contact on XX/XX/XXXX, borrower called to verify that the last payment he sent was received. Servicer noted that they received it on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, overextended.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433243513	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The customer has not been responsive to attempts to contact. The borrower filled out a XXXX questionnaire in X/XXXX but indicated they have been impacted but had the ability to make payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX but the borrower had the ability to continue making payments. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243101	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer on X/X/XXXX advised borrower that a repayment plan offer was mailed, borrower declined the offer. No further loss mit offered. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/XX/XXXX

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432584157	XXXX 24M PHCH	7/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957851	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244973	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower stated she just made the X/X/XXXX payment and would make the X/X/XXXX payment due as soon as she is capable. Borrower made X payments in X/XXXX to bring account current. Servicer has made consistent attempts to contact borrower with no success. The last attempt was made on X/X/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as borrower illness and affected by XXXX. Prior RFD was noted on XX/XX/XXXX as death in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433243615	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An unauthorized third party made a phone payment in X/XXXX, and borrower made a phone payment in XX/XXXX. Borrower asked how to decrease the interest rate in X/XXXX; no other contact. Two dialer attempts made in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244032	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact on X/XX/XXXX, promising payment. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT: Unable to determine RFD or reason for NSF as no contact with borrower.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432583818	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined to discuss XXXX delinquency in XXXX XXXX and remained current after XXXX XXXX reinstatement until request for XXXX assistance XXXX XXXX, hardship due to reduced work hours. Deferral paid loan ahead to XXXX, payments resumed in XXXX XXXX and account fully reinstated XXXX XXXX. Last contact X/X/XXXX request for website assistance.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584551	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's daughter (Barbara) was making the payments in X/XXXX, and borrower declined assistance options in X/XXXX, as borrower was trying to qualify for a home equity loan to payoff credit cards. Borrower gave a promise to pay in X/XXXX, and requested a loss mit application. Borrower applied for assistance, and servicer approved a X-month trial mod plan in X/XXXX. Both borrower and her daughter accepted the plan in X/XXXX, and scheduled all three trial payments. Borrower verified receipt of mod documents in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX, and borrower's daughter made a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness and medical issues, hospital stay; borrower receives financial assistance from her daughter, who pays the mortgage and helps with other expenses. daughter changed jobs in XXXX, borrower was on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242512	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history despite noted attempts. The notes indicate that at least one of the borrowers is deceased. The notes and pay hisotry also reflect a three month deferral completed in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585559	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: In X/XXXX loan is due X/X/XXXX, RFD borrower had a stroke and was unemployed but now able to go back to work. In X/XXXX investor approved a flex mod. Borrower made three trial payments and loan was modified in X/XXXX. Borrower continues to struggle to pay, same RFD continues, can't find work. Manages to keep loan current from X/XXXX but in X/XXXX when loan transfers the payment borrower says was made to prior servicer gets lost, two payments in X/XXXX. Loan remains current, contact is all administrative.

REASON FOR DEFAULT: Unemployment and illness (borrower had stroke)

FORECLOSURE: No FC activity

BANKRUPTCY: Discharged BKX indicated by comments about borrower not being liable for debt due to "DIS BK." No details found.

PROPERTY: Borrower verified owner occupied. Property is in XXXX disaster area in X/XXXX but no indication property was impacted.

432584981	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in requesting loss mit, servicer advised borrower of workout packet. Workout packet received XX/XX/XXXX. MOD approved XX/X/XXXX STIP plan was for X months starting X/X/XXXX. Plan completed and loan modified in X/XXXX, due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower stated wife will be making payments, nothing further discussed.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583093	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who agreed to a payment over the phone, No RFD was provided at that time. The borrower has not been responsive to attempts to contact since that time. The loan is now current but the notes reflect minimal contact with the borrower. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584135	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined repayment plan in XX/XXXX. Borrower approved for and accepted repayment plan as of XX/XX/XXXX, forbearance plan was set up at same time. Borrower stated on XX/XX/XXXX that she won't be able to complete repayment plan, was advised that once payment is not made the repayment plan would be rejected anyway. Borrower inquired about mod and was reviewed for mod in XX/XXXX, denied for mod as of XX/XX/XXXX due to loan having been previously modified. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, plan extended an additional X months as of XX/XX/XXXX, in flight forbearance plan approved by new Servicer as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she was laid off for X week and will call back once she received her unemployment or her tax return.

REASON FOR DEFAULT: Curtailment of income, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted, no other details provided. No other property issues noted.
432584110	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active forbearance at start of contact history, plan completed as of XX/XX/XXXX. Borrower requested repayment plan as of XX/XX/XXXX, approved for repayment plan and X month forbearance as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about corporate advance balance, was advised that they don't have to pay to pay it off and to send request with check to XXXX address, no other details provided.

REASON FOR DEFAULT: Death of family member and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244160	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in with a complaint with how payments were applied after the modification and did not agree with the past due amount. The call was escalated to a supervisor who explained the payment applications and agreed to submit a correction to have payments applied correctly. The notes and pay history show that the payments were reapplied correctly and the loan has remained current since that time. The loan was modified in X/XXXX. The borrower began requesting assistance due to XXXX in X/XXXX. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being on a fixed income and the spouse taking a cut in pay due to reduced hours at work from XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958863	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan is current but has had a sporadic payment history and periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583172	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was rolling XX days delinquent when history began in XXXX then rolling XX days delinquent after the borrower made X payments in X/XXXX. Borrower declined loss mit in X/XXXX and X/XXXX stating that she did not need assistance. Borrower accepted a repayment plan in X/XXXX to bring the loan current and stated something always happens like natural disaster as reason for default. Loan has remained current since X/XXXX with only minor delinquency; borrower failed to make a payment in X/XXXX but was able to make X payments the following month. Last contact was on X/XX/XX, borrower requested to reschedule a payment from X/XX/XX to XX/X/XX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Medical problem, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.
432583487	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about getting another loan for a new property and was told the servicer does not originate loans. The borrower began requesting assistance due to XXXX in X/XXXX and was approved for a three month deferral. The customer has continued to experience hardship due to XXXX as late as X/XXXX when asked for further assistance but as of XX/XXXX, the borrower had not submitted the required documentation. The borrower was also reviewed for modification options and a modification was completed in X/XXXX. The loan has had periods of delinquency throughout the past XX months but is now current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being unemployed due to the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242772	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower X/XX/XXXX, making payment. X/X/XXXX borrower called to discuss loan. Borrower rolling XX for most of the last XX months and unresponsive to collection efforts. No RFD provided.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

431958619	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower X/XX/XXXX, making payment. X/XX/XXXX borrower called to discuss what XXXX assistance was available. Last contact was X/X/XXXX, stated would make payment at the end of the month. Does not appear that borrower ever followed through on assistance and never provided an RFD.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432582913	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to authorize their daughter on the account and to verify the payment address. No contact with the borrower since that time and the notes indicate the account has been in skip. Workout options have been offered to the borrower in the past but they have not been interested. The loan was rolling XX days past due for much of the past year but has remained current since XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584014	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, borrower called to inquire about the escrow analysis and was advised of escrow shortage iao $XX. Borrower called in X/XXXX to inquire about increase in payment and was advised escrow shortage due to forced insurance policy. Borrower fell behind on the loan in XXXX due to the XXXX. Borrower stated in X/XXXX that he was receiving unemployment but if funds not received then would apply for XXXX assistance. Loss mit letter was sent on X/XX/XX; borrower submittedXXXX assistance application (incomplete) but then called in on X/XX/XX (last contact) to cancel the application stating that she received funds and able to make payment; hardship resolved.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584158	XXXX 24M PHCH	4/1/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431549980	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated they were not able to discuss the loan, borrower did stated they will make payment soon via online website. Borrower was offered repayment plan on X/X/XXXX but declined plan. Borrower on X/XXXX was offered another repayment plan but declined. Another repayment plan offered in XX/XXXX which borrower declined. Last contact X/XX/XXXX borrower stated they are not making the payments and will contact the person making payments, nothing further discussed. Currently no workout has been offered to borrower.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242936	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX informing that the has his own insurance then called in on X/XX/XX to inquire about escrow refund and was advised that the escrow overage check was mailed in X/XXXX. Borrower stated in X/XXXX that he was having hardship due to XXXX and was approved for a X payment deferral; processed in X/XXXX - X/XXXX. Borrower called in on X/X/XX to set up ACH, also wanted to know why he received a deferral, borrower was advised of the deferral terms; borrower also informed that he sent in his insurance information. Last contact was in XX/XXXX, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583783	XXXX 24M PHCH Gap	4/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated loan in X/XXXX, covering the XX/XXXX through X/XXXX payments; source of funds unknown. No further phone contact with borrower. Servicer solicited a special forbearance plan in X/XXXX, no response from borrower.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments indicate borrower has been discharged from a BK X, no further details about BK noted.

PROPERTY: Owner occupied
433244919	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower set up auto-draft payments in X/XXXX, and discussed the lack of credit reported due to a discharged BKX in X/XXXX. Borrower authorized his agent on the account in X/XXXX, and requested a pay history in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer completed a two-month deferral beginning that month. Borrower requested a XXXX extension in X/XXXX, and servicer advised borrower to apply for assistance. Only other contact was in X/XXXX when borrower verified account information while a third party was on the line.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details were not provided

PROPERTY: Owner occupied
432583051	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about how payments are applied and making principal payments. The borrower agreed to a payment over the phone. The notes show the borrower usually makes payments via the servicer's website and has made multiple large principal curtailment payments over the past year. The borrower appears to be cooperative during noted conversations but the notes reflect minimal contact with the borrower. The loan is now current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242979	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about options for payments in X/XXXX, and confirmed the balance and interest amounts in XX/XXXX. Borrower requested XXXX assistance in X/XXXX, and servicer granted a X-month deferral beginning that month. Borrower verified the due date in X/XXXX, and made a phone payment in X/XXXX. Borrower also made a phone payment in XX/XXXX, and gave a promise to pay in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584169	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as deceased as of XX/XX/XXXX, death certificate received as of XX/XX/XXXX, Successor in Interest, XXXXta XXXXtinez, confirmed as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX. Borrower declined mod option in XX/XXXX, but accepted X month repayment plan as of XX/XX/XXXX. Borrower was set up for forbearance plan at same time, repayment plan for forbearance plan completed as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.
433243468	XXXX 24M PHCH	4/1/2021	3/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was XXXX delinquent from XXXX XXXX NSF through cure in XXXX XXXX. Borrower accepted a verbal repay plan XXXX XXXX, no hardship or financials provided. There is no contact since X/X/XXXX confirmation of payment received, reason for XXXX XXXX default is unknown.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583918	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to XXXX. Borrower called requested assistance indicating RFD due to curtailment of income as a result of the XXXX. FB plan was approved from X/X/XX - X/XX/XX. FB plan was extended for X payment effective X/XXXX. Borrower called in X/XXXX to inquire about repayment plan; repayment plan was denied. Borrower declined FB extension offer on X/X/XX; XXXX package sent. FB plan was completed in X/XXXX; loan brought current. Loan transferred to new servicer in XX/XXXX; welcome email was sent on XX/XX/XX. Last contact was on XX/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959570	XXXX 24M PHCH	4/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX with authorized third party making payment. XX/XX/XXXX authorized third party waiting on disability to make payment, broken knee. Last contact X/X/XXXX asking for loan terms, no RFD or commitment to pay. Appears borrower is XXXX speaking, all contact has been with third party, unable to determine relationship.

REASON FOR DEFAULT: XX/XX/XXXX broken knee and waiting for disability.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242076	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, discussed loan. X/XX/XXXX borrower called for XXXX assistance, RFD income reduced. One month deferral. X/XX/XXXX borrower advised of documents required for additional loss mitigation. Last contact was X/XX/XXXX discussing documents, does not appear that they were ever submitted and loan has been current since deferral.

REASON FOR DEFAULT: Income was reduced due to XXXX. Borrower paid monthly except for the X month deferral.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: BKXX, case #XX-XXXXX, no filing date. Discharged X/XX/XXXX

PROPERTY: No evidence of property damage.

432582556	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower. Payments made via IVR phone pay system. Notes in XX/XXXX indicate that the investor granted a deferment. Does not appear that the borrower requested.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242891	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Rolling XX-XX in XXXX, defaulted in X/XXXX. Contact on XX/XX/XXXX RDF wage garnishment. Workout started, complete pkg received XX/X/XXXX. Borrower was offered a trial mod on XX/XX/XXXX, made several payments. Sent mod agreement X/XX/XXXX, funds received from X/XXXX to X/XXXX were held in unapplied funds. On X/XX/XXXX borrower was thinking about the mod but he never returned the signed mod. In X/XXXX funds were swept from suspense, two payments behind. On XX/XX/XXXX borrower called, RFD illness but loan was current by XX/XXXX and has remained current.

REASON FOR DEFAULT: Reduced income, Illness

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

432584115	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance options multiple times, borrower declined. Borrower noted as impacted by XXXX in XX/XXXX, borrower declined assistance, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242479	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: Around X/XXXX loan was delinquent, borrower requested a workout and a repayment plan was offered. Borrower failed to make the payments but at the same time a streamline deferral was offered which the borrower accepted. Due to confusion the deferral wasn't processed. Borrower later disputed this and in X/XXXX there was a correction for this deferral. Borrower requested assistance in XX/XXXX, workout package complete X/X/XXXX. Repayment plan was the only workout option approved but borrower didn't accept it. No RFD documented. Borrower complained in X/XXXX about plans offered, couldn't afford them. All contact with borrower has been written, no direct contact is documented. Loan has been sporadically delinquent then pays current. Borrower is now current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

433243705	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. 3rd party stated X/X/XXXX has lived in property making payments to owner. Borrower requested online assistance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

433245057	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer made dialer attempts mode months through early XXXX; borrower paid through the website. Borrower applied online for XXXX assistance in X/XXXX, and servicer granted a X-month deferral beginning that month. Spouse made a phone payment that month. Borrower verified the UPB amount in X/XXXX, and verified payment receipt in XX/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242395	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, making payment, no RFD. Last contact with the borrower was X/X/XXXX promising payment for X/X/XXXX, which was kept. Also wanted to know why payment had gone up. Borrower unresponsive to most collection efforts. When contact was made borrower promises payment, which are kept. Borrower has never provided an RFD. Escrow payment change letter sent to borrower X/X/XXXX; account no longer escrowed.

REASON FOR DEFAULT: RFD never provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242657	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment. Repayment plan sent to borrower XX/XX/XXXX, which borrower defaulted on due to non payment. X/XX/XXXX borrower was advised that demand sent. RFD was temporary unemployment. Borrower submitted loss mitigation package on line and modification approved. X/XX/XXXX borrower called about possible modification. All payments since the modification have been made after the grace period.

REASON FOR DEFAULT: Unemployment, unable to confirm if borrower has returned to work.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

 PROPERTY: No evidence of property damage.

432585040	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Despite monthly dialer attempts, servicer was unable to make contact with borrower until X/XXXX, when she made a phone payment. No further contact. Subsequent payments were made through the IVR system. Loan transferred servicing in X/XXXX

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583102	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise has been in the hospital and made a promise to pay. The borrower has not been responsive to attempts made since that time but the loan was reinstated in XX/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXXwas due to borrower illness and the borrower being in the hospital. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583265	XXXX 24M PHCH	8/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said the payment was in the mail. The borrower has not been responsive to attempts made since that time. The borrower appears to have been uncooperative at times in previous conversations. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower's husband being ill. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242464	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been XX days late several times in last XX months. Numerous attempts to contact borrower with no response but contact was made with borrower several times. No RFD was captured. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Second home owner occupied

432582255	XXXX 24M PHCH	3/22/2021	3/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD was illness and medical issues. XX/X/XXXX borrower paid the amount showing due on NOI letter and inquired about XXXX assistance. Then stated would catch up on their own. RFD of XXXX, with no details. This was the last contact other than making payments. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT: Most recent RFD was XXXX on XX/X/XXXX, with no details.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242596	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations and has been in frequent contact. Usually makes payments over the phone. The loan is current but has had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower is a XXXXand the timing of pay checks. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243389	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower changed the date of a scheduled payment in X/XXXX, and requested paperless statements in X/XXXX. Borrower gave a promise to pay in X/XXXX, and reported a XXXX hardship in X/XXXX. Servicer granted a X-month deferral that month. Borrower gave a promise to pay through the website in X/XXXX., and made a phone payment in X/XXXX. Borrower verified insurance coverage in XX/XXXX, and asked about a refinance option in XX/XXXX, and in X/XXXX; servicer advised borrower to contact a lender, and gave borrower the per diem interest amount to change the payment date.

REASON FOR DEFAULT: XXXX impact, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433243199	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. No other significant activity was noted. X/XX/XXXX Borrower calls in to discuss a XXXX mailing they received.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583385	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: In X/XXXX RFD wasmaritall problems, borrowers separated and she doesn't have his income but she is a wage earner, was making sporadic pmts but demand letter sent X/X/XXXX. Workout was started but on XX/X/XXXX comments say she doesn't qualify because mod will increase her payments. Can get any info on husband since divorce is in process. Referred to FC XX/XX/XXXX. She called X/X/XXXX, still separated and she makes too little to maintain the payments. Denied for a mod again in X/XXXX due to insufficient income. On X/XX/XXXX borrower wired reinstatement funds, source of funds unknown. Loan was paid current and remained current until missing a payment in X/XXXX. No contact with borrower then, no RFD. Borrower calls in monthly to make payments. Loan is now current.

REASON FOR DEFAULT: maritall problems, divorce, insufficient income

FORECLOSURE: Referred to FC XX/XX/XXXX but was closed when loan reinstated in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied

432583181	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX. the borrower called in and advised already made the payment for XXXX. The loan was in skip tracking before that call. A three month deferral was completed in X/XXXX, the loan had a brief period of delinquency in X/XXXX but was brought current and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to XXXX XXXX impact and unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583272	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's daughter called in to make a payment by phone. Prior to that, she advised that the borrower is deceased and was requested to send in death certificate and probate docs. No further contact since that time despite noted attempts. The notes show payments are usually paid via the servicer's website. The loan is current aside from a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was due to the death of the primary borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244684	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XX/XXXX. Borrower has been XXXX in the past XX months, all but one has been since filing BK. Little contact with borrower except to make payment arrangements. No RFD has been captured, no loss mitigation activity. BK remains active.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX in XX/XXXX, POC filed in X/XXXX. Borrower misses payments occasionally but there is no MFR activity.

PROPERTY: Owner occupied

432583646	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but had a brief period of delinquency in the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957104	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's unauthorized daughter gave a promise to pay in X/XXXX, and was advised to obtain authorized from borrower. Payments were made through the website for the rest of XXXX. daughter promise to pay online in XX/XXXX and in X/XXXX. Borrower gave a promise to have her daughter pay in XX/XXXX, and an unauthorized third party asked about authorization approval in XX/XXXX. Last contact was in X/XXXX when borrower requested a policy copy of the HOI; servicer advised property is a condo, so insurance was paid in HOA fees.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432582382	XXXX 24M PHCH	5/10/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD of illness. X/XX/XXXX borrower unemployed due to XXXX. X/X/XXXX received death certificate for co-borrower. Deferral approved. Last contact X/XX/XXXX to discuss loan and next due date.

REASON FOR DEFAULT: Illness of borrower and co-borrower is deceased.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: X/XX/XXXX borrower state roof was leaking. Wind damage. Check received for $X,XXX.XX. Check endorsed and released to borrower, no inspection. Appears additional funds in the amount of $X,XXX.XX received X/XX/XXXX. Funds released with no inspection.

433243555	XXXX 24M PHCH	5/1/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX stating that her husband's company slowed down due to XXXX. A deferral for X payments was approved and processed in X/XXXX - X/XXXX. Credit dispute was received in X/XXXX; dispute resolution letter was sent in X/XXXX. Last contact was in X/XXXX, borrower called in to schedule a payment. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244533	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower was offered a repayment plan in XX/XXXX and was completed in XX/XXXX. The loan is current but has had periods of delinquency in the last XX months and after the repayment plan. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Was also in the hospital in XX/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583654	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated on X/XX/XX that RFD was due to excessive obligations. Borrower stated on XX/X/XX that he was not getting paid due to the XXXX. Borrower was approved for a repayment plan but plan was broken due to NSF (processed on XX/XX/XX). Borrower then stated on XX/XX/XX that he was out of work and waiting for income; declined loss mit. Borrower declined payment assistance in X/XXXX, and asked servicer to waive the fee for a phone payment. Borrower confirmed occupancy in X/XXXX, and requested a XXXX statement; servicer also provided a verbal interest estimate. Borrower also asked about LPI on the account in X/XXXX; the LPI is for flood coverage. Borrower expressed interest in finding a flood policy himself.

REASON FOR DEFAULT: Curtailment of income due to the XXXX and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/X/XXXX.
432582065	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Regular notes are recorded with borrower calling in to make payments. No loss mit activity noted. No RFD is given. Borrower has not been responsive to outbound calls. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583775	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX borrower sent in loss mitigation package, with no RFD and no explanation. Borrower had not responded to any collection efforts prior to receipt of the package. First contact with borrower was X/XX/XXXX, both borrowers retired on fixed income and have other bills. Borrower requested loss mitigation package on X/X/XXXX. Stip plan approved X/XX/XXXX, X payments of $X,XXX.XX, starting X/X/XXXX, down payment of $X,XXX.XX. Modification approved X/X/XXXX. Last contact XX/X/XXXX, inquiring about modification. Borrower unresponsive to collection efforts prior to recent modification.

REASON FOR DEFAULT: Borrower is on a fixed income.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582795	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower rolling XX days late first half of XXXX, no contact noted, RFD unknown. Demand letter sent X/XX/XXXX when borrower was due for X/X/XXXX. Still no contact with borrower. Makes extra payment in XX/XXXX to be current. First contact with borrower on X/XX/XXXX, no RFD captured. Borrower called X/XX/XXXX for XXXX relief, work slow so income reduced. Borrower never submitted workout. Missed XX/XXXX pmt, RFD on X/X/XXXX paycheck was wrong. Made two pmts in X/XXXX. Missed X/XXXX pmt but not contact. Current since X/XXXX.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

432583817	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, an third party called to make a payment over the phone. No further contacts despite noted attempts. The notes indicate the borrower is deceased and the loan has been paid by the third party. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to illness and the borrower is deceased. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433245038	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and usually makes payments online or via the servicer's IVR. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes from X/XXXX indicate a contractor complaint regarding a W-X and said had already been paid for repairs that were made. The notes do not provide details about the cause of damage or the date of loss, but indicate that any necessary repairs have been completed. No recent indication of damage or ongoing repairs.
433243160	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a website password reset and how to access their XXXX statement. The borrower appears to be cooperative during noted conversations. The borrower began requesting XXXX relief options in X/XXXX and was approved for three one-month deferrals completed in X/XXXX, X/XXXX and X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being self-employed and unable to work due to the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585466	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: File was in FC when history began in X/XXXX, on hold for a X month trial plan. Broken plan in X/XXXX due to NSF. Co-borrower called in on X/XX/XX wanting to make the X/XXXX payment plan and was advised that the plan was removed and would need to apply again to determine eligibility. RFD due to curtailment of income and illness in the family. Borrowers were able to reinstate the loan in X/XXXX and FC file was closed. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Illness in the family, curtailment of income.

FORECLOSURE: File was in FC when history began in XXXX, referral date not available. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Judgment noted in X/XXXX iao $X,XXX from X/XX/XXXX in favor of XXXX which was acquired by XXXX who then became XXXX. Indemnification letter dated X/XX/XXXX was received but was not sufficient to clear the title due to loan is XXXX. Title issue confirmed resolved on X/XX/XXXX, lien release was obtained from internal XXXX release team.

431959478	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise did not mean to make two payments and requested one be returned.. The borrower has not been responsive to attempts to contact since that time. The borrower appears to be cooperative during noted conversations. The loan is now current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582157	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when Mod trial plan payment due was discussed. Loss Mit was last active X/XXXX when Stip to Mod plan was completed and loan modified. No attempt to contact borrower since modification because all modified payments have posted on time.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as illness of borrower. It was previously noted on X/XX/XXXX as curtailment of income.

FORECLOSURE: Prior FC was closed X/XXXX after modification was completed.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432582405	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX; specific details not provided. Servicer offered assistance on XX/XX/XXXX but the borrower declined help. Borrower advised on XX/XX/XXXX that he will make payment on the XXth of every month. Three-month on repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to know if a payment she sent on XX/XX/XXXX was received. Servicer advised no but to give it more time.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations. Per notes on XX/XX/XXXX, the borrower has been out of work since XX/XXXX and not sure when he will return.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
432583464	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make the monthly payments; stated in XX/XXXX that he needed to look into why the payments were not being made and that his girlfriend makes the payments. 3rd party called in X/XXXX indicating RFD curtailment of income due to the XXXX. A X month FB plan was approved in X/XXXX; completed in XX/XXXX. Borrower submitted XXXX assistance form on XX/X/XX stating can resume payments. Last contact was in XX/XXXX, authorized 3rd party XXXXy S. XXXX called to make a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKXX/not surrendered, no additional details provided.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432584141	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X-month repay plan failed XXXX XXXX and account remains chronic XX-XX delinquent for the last X years. Borrower maintained contact but declined to discuss loss mitigation options, hardship caused by spouse unemployment XXXX XXXX, excessive obligations since XXXX XXXX. Borrower declined XXXX assistance, has additional part-time job XXXX XXXX after work hours were cut and fully reinstated XXXX XXXX. Last contact X/XX/XXXX to make payment.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582389	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment, RFD excessive obligations. RFD as of XX/XX/XXXX was unemployment. XX/XX/XXXX RFD was divorce and paying child support, this was the last contact. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT: Borrower has provided multiple RFDs, most recently divorce and paying child support.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582539	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on X/XX/XXXX with borrower's spouse, stated that she sent the payment in the amount of $XXXX the day before.

REASON FOR DEFAULT: RFD as of XX/XX/XXXX, issue with husband but specific details were not noted.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: Per notes on XX/XX/XXXX, BKXX discharged on XX/XX/XXXX. Filing date of BK is unknown.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
433244359	XXXX 24M PHCH	3/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in to find out when the last BPO was done. No further contact made since that time and no record of attempts made. A forbearance plan was approved in XX/XXXX and has been active since that time. The notes reflect a previous forbearance plan that was offered in X/XXXX but defaulted in XX/XXXX due to a misunderstanding of the terms. the terms of which were not detailed in the notes. The borrower appears to be cooperative during noted conversations. The loan is delinquent but the borrower has been performing on an active forbearance plan.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness and the co-borrower being out of work. The co-borrower went back to work in X/XXXX. Unclear if hardship is continuing but the borrower is making progress on the forbearance plan. Unable to confirm details of the FB plan.

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but has been on hold due to a loss mitigation application received in X/XXXX and on an active forbearance plan.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243358	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make a payment in X/XXXX. Demand letter was sent in X/XXXX. X payments were applied in X/XXXX bringing the loan current. Payoff was requested and completed in X/XXXX. Escrow analysis was sent on X/X/XX. Borrower also missed a payment in XX/XXXX and X/XXXX but was able to bring the loan current. Payoff quote was requested and completed in XX/XXXX, no additional details. ARM rate/payment change notice was sent in XX/XXXX and XX/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582686	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower called about letter of intent to FC received. Servicer advised to disregard since account was due for X/X/XXXX at this time. No servicer attempt to contact borrower since XX/XX/XXXX. Very little borrower contact since loan was active BK in XXXX and most of XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower had a prior BK Chapter XX filed X/XX/XXXX and discharged XX/XX/XXXX. Borrower was on a prior XX month BK plan.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583193	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower despite noted attempts. The borrower has been cooperative but has had a sporadic payment history and delinquencies throughout the past XX months. The loan is delinquent but no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Also noted in X/XXXX that the borrower has been out of work since X/XXXX. The loan is delinquent and hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583291	XXXX 24M PHCH Gap	6/1/2021	5/8/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Authorized 3rd party called in X/X/XXXX stating impacted by XXXX, a X month deferral was completed X/XX/XXXX. In X/XX/XXXX 3rd party called in and made a payment over the phone which posted same day. Borrower made a phone payment in X/XXXX. Servicer made dialer attempts in X/XXXX until borrower's authorized spouse made a partial phone payment in X/XXXX, and gave a promise to make the remaining payment a few weeks later. Spouse paid the outstanding amount due in X/XXXX, and also asked servicer to apply suspense funds to the X/XXXX payment.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583231	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower provided a RFD and discussed payment assistance options, tough no confirmation that anything was approved. The borrower has not been responsive to attempts to contact since that time. The borrower is cooperative during noted conversations. The loan is current but has periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to medical bills and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243001	XXXX 24M PHCH	6/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, making payment. RFD on X/XX/XXXX was money issues. X/X/XXXX borrower lost job due to XXXX. Last contact XX/XX/XXXX making payment.

REASON FOR DEFAULT: Unemployment. Unable to determine if borrower is back to work.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432584443	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, forbearance extended for another X months as of XX/XX/XXXX, plan completed as of XX/XX/XXXX and closed as of XX/XX/XXXX, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, interest rate of X%, P&I of $XXX and deferred balance of $XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, discussed post forbearance and introductory call with new Servicer point of contact, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in multiple XXXX designated disaster zones, most recently noted as located in New Jersey storm disaster area as of XX/XX/XXXX, expires in XX/XX/XXXX, no property damage noted. No other property issues noted.

431958194	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts. The loan is current but had a brief period of delinquency in the last XX months. The customer submitted an online XXXX questionnaire in X/XXXX indicating that they have been impacted but can continue to make payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to XXXX impact. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582259	XXXX 24M PHCH	6/11/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started, but borrower defaults on the plan that same month. After being referred to FC borrower accepts to a short reinstatement and repayment plan. XX/XXXX Account is reinstated. Borrower has been cooperative with fairly regular contact to make payment arrangements. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. XX/XXXX Curtailment of income. X/XXXX Electric XXXX. X/XXXX Hospitalization of borrower.

FORECLOSURE: X/XXXX Account is referred to FC, reinstated via a repayment plan in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Notes reference a denied claim for XXXX damages (below deductible) and borrower reports the RFD in X/XXXX was due to the XXXX. No further mention of the issue was noted. No notes found indicating if/when repairs were completed.
431959297	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower on X/X/XXXX, stated he should be able to make X payments that month and if not would call back to discuss loss mitigation, only X payment made. Borrower did not call back and loan not brought current until X/XXXX. Last contact with the borrower was X/XX/XXXX, wanted to defer X payment, servicer advised they would have to review for all options, and there was no further discussion. No RFD.

REASON FOR DEFAULT: Borrower has never provided an RFD.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243479	XXXX 24M PHCH	6/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX interested in refinancing stating has equity line of credit that is getting to be too much (went over equity line of credit); borrower requested to combine the X loans and refinance; was advised to go to the bank to inquire about refinancing. Borrower submitted an online XXXX notification in X/XXXX and was approved for a X payment deferral (processed in X/XXXX, X/XXXX and X/XXXX). Last contact was in X/XXXX, authorized 3rd party XXXX called indicating RFD due to reduction in hours as a result of XXXX. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243129	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that she was not working full time due to XXXX. A deferral was approved for X payments, processed in X/XXXX - X/XXXX. Borrower stated in X/XXXX that she would be able to resume with payments. Last contact was in X/XXXX, borrower called for document request, document was faxed on X/XX/XX.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583215	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, spoke with the authorized third party who said would be making the payment later in the month. declined to set up by phone and said would send it via bill pay like they usually do. The loan is current and no further contact since that time. The borrower has said his spouse usually makes the payments and they appear to have been cooperative. The loan is current but payments have been sporadic. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582401	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised that she would pay half of her X/X/XXXX payment on XX/XX/XXXX and then the other half on XX/XX/XXXX. Repayment plan approved in XX/XXXX for X months. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, car problems, and son's medical issues. RFD per notes on XX/XX/XXXX, borrower switched jobs.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
432583284	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584034	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to inquire about escrow analysis and was advised of the escrow shortage, borrower stated that she would send in the amount to cover the shortage. Loan was rolling XX days delinquent after a missed payment in X/XXXX and rolling XX days delinquent after a missed payment in X/XXXX. Loss mit letters and XX day letters were sent in X/XXXX - X/XXXX. RFD is unknown. Borrower has remained current on the loan since XX/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242525	XXXX 24M PHCH	5/1/2021	3/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to make a payment over the phone. The authorized third party usually handles the account and has been in frequent contact with the servicer. They appear to be cooperative. A repayment plan was offered in X/XXXX and was XXXXXed completed in X/XXXX, the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Also mentioned borrower illness in X/XXXX and storm damage from XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583067	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower has not been responsive to attempts made since that time. The borrower appears to be cooperative during noted conversations. The loan was modified in X/XXXX after successfully completing a trial plan. The loan has had periods of delinquency since that time. The loan is delinquent but no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and borrower illness. Unclear if hardship is continuing based on the present delinquency.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582145	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, no RFD. First RFD was X/X/XXXX, slow months. Last contact other than making payments was X/XX/XXXX, requesting XXXX. Very little contact with the borrower.

REASON FOR DEFAULT: Slow months at work has been the only RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585501	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX setup payment through mobile app that didn't go through. Hardship noted due to excessive obligations. Borrower hardship noted X/XX/XXXX due to curtailment of income; current times have caused him to fall behind. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582999	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to excessive obligations. Further details provided X/XX/XXXX; was unemployed for a year; borrower stated interested in Mod workout. Servicer approved Stip to Mod X/X/XXXX with payments of $XXX.XX starting X/X/XXXX. Borrower stated XX/X/XXXX had medical expenses. Stip to Mod approved XX/X/XXXX with payments of $XXX.XX starting XX/X/XXXX. Servicer notes XX/XX/XXXX borrower declined Mod trial plan. Hardship restated X/XX/XXXX and continued through contact history. Borrower called to get total amount due X/XX/XXXX. 3rd party advised XX/XX/XXXX would make online payment. 3rd party called to make payment XX/X/XXXX. 3rd party called to move scheduled payment XX/XX/XXXX; stated changed jobs. Spouse called X/XX/XXXX to confirm loan status.

REASON FOR DEFAULT: Excessive obligations. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244787	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower submitted an online XXXX notification in X/XXXX and was approved for a X payment deferral, processed in X/XXXX and X/XXXX. Escrow analysis was sent on X/X/XX. Borrower called in X/XXXX wanting to know why his payment was increasing, also wanted to know when the next monthly payment would be. Last contact was in X/XXXX, borrower called in for escrow inquiry and was advised that the insurance premium went up; borrower made a payment iao $XXX to escrow. Escrow analysis statement was sent on X/XX/XX. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584336	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, type of impact not specified, approved for forbearance plan as of XX/XX/XXXX, forbearance X month extension letter sent on XX/XX/XXXX with expiration date of XX/XX/XXXX, plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about bank that was on loss draft check as payee and if he needed them to sign check first before sending it in for endorsement, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim insurance check noted on XX/XX/XXXX. COL, DOL, loss draft, if repairs were monitored and status of repairs was not provided. No other property issues noted.
433243251	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower X/X/XXXX, making payment. X/XX/XXXX borrower could not commit to payment. RFD was family issue. XX/XX/XXXX borrower stated on disability. Borrower has made monthly payments since deferral. Last contact X/XX/XXXX was borrower confirming insurance information. No additional comments relating the XXXX after the comment on XX/X/XXXX

REASON FOR DEFAULT: Reduction in income due to disability.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

 PROPERTY: XX/X/XXXX borrower stated had a XXXX in the home and would be filing an insurance claim. No further notes regarding XXXX, claim, or repairs.

432582298	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower has listed the property for sale. After a FC referral borrower reinstates the account in X/XXXX without assistance. XX/XXXX Borrower is interested in a short sale. X/XXXX Borrower is working with loss mit for a mod and in X/XXXX a mod is approved. XX/XXXX A final mod is completed after a X month trial period. Borrower has been cooperative with fairly regular recent contact making payments. The most recent contact was on X/XX/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Home repairs and tenants not paying. XX/XXXX Illness of mortgagor.

FORECLOSURE: X/XXXX Account is referred to FC, reinstated in X/XXXX. XX/XXXX Account is referred to FC again.

BANKRUPTCY: X/X/XXXX Borrower files for BKX, dismissed X/X/XXXX.

PROPERTY: X/XXXX Borrower reports the RFD is home repairs. No further mention of the issue was noted. No notes found indicating if/when repairs were completed.

TITLE: XX/XXXX A title issue is identified relating to the fractional interest of a prior owner. A claim could not be filed as the original insurer was no longer in business. The servicers XXXX obtained and recorded a death certificate which resolves the issue.
432583878	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The borrower was delinquent due to they thought a family member made the payment.

REASON FOR DEFAULT: The reason for default was the borrower thought a family member made the payment.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242181	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower inquired about breakdown of payment and extra funds going to escrow. Servicer last attempted to contact borrower X/XX/XXXX with no success. No recent attempt made. Borrower previously received work out assistance from X/XXXX thru X/XXXX by deferring X payments for XXXX assistance.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower's wife out of work due to XXXX XXXX. Hardship was first noted on X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433245073	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to know if he could split his payment, was advised to pay P&I on XXth and escrow with second payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Ohio severe storm disaster area as designated by XXXX as of XX/XX/XXXX. No other property issues noted.

432582859	XXXX 24M PHCH	6/1/2021	5/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call and spoke to the co-borrower who said they are divorced and the primary borrower handles the payments. Provided number for the servicer to contact the primary borrower but no further contact since that time. A deferral was completed in X/XXXX deferring two payments. The request was made online due to impact from the XXXX XXXX. The loan had a brief period of delinquency since that time but is now current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to divorce. Was also due to impact from XXXX as noted in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
433242100	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX, hardship due to spouse reduced work hours. Timely payments resumed XXXX XXXX, last contact X/XX/XXXX when borrower declined any further assistance.

REASON FOR DEFAULT: Income curtailment due to reduced work hours

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585335	XXXX 24M PHCH	5/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The reason for default was excessive obligations. The borrower was approved for a Mod that was processed in XX/XXXX but was not approved. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: No FC activity was found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

431957530	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years. Unauthorized third party made contact for payments in XXXX but servicer was unable to discuss account further. He is authorized as of XXXX XXXX and advised he does have an income hardship but does not want assistance. ATP is unresponsive since last contact X/XX/XXXX, no updates provided about reason for XXXX delinquency in the last XX months. Most recent reinstatement posted XXXX XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

433242453	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower disputing credit reporting on X/X/XXXX. X/XX/XXXX borrower called to discuss transfer of his loan. X/XX/XXXX borrower stated that coborrower was off work for X weeks due to XXXX and inquiring about XXXX assistance. Deferral approved. X/X/XXXX coborrower back to work. X/XX/XXXX borrower off work as ill with XXXX and struggling to make payment. Last contact X/XX/XXXX making half payment and promised additional on X/X/XXXX. Borrower has stayed in contact with servicer when late on payments, unable to determine if coborrower is back to work. Pay history does not show funds received on X/X/XXXX

REASON FOR DEFAULT: Reduced hours due to XXXX and co-borrower illness.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

431959560	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized third party called and escalated to a supervisor because was not showing as authorized. Confirmed authorization and payment history and also set up ACH payments. The account has some NSFs since that time. No further contact with the borrower or authorized third party despite noted attempts. The loan has also had multiple deferrals completed in the past XX months. One in X/XXXX deferring X payments and the other in X/XXXX deferring X payments. The loan has had sporadic payments and has since become delinquent again. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to increased expenses and high utility bills. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433241926	XXXX 24M PHCH	4/3/2021	3/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been paid sporadically for the last XX months, pattern of paying current then missing payments. No contact and several demand letters sent in XXXX. First contact on X/XX/XXXX borrower called for XXXX assistance, RFD unemployed. Sent repayment plan. Borrower made regular payments and was current by X/XXXX. No contact with the borrower since missing the XX/X/XXXX payment and borrower last paid X/XX/XXXX. No contact despite efforts to reach the borrower.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432583516	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to discuss the account and made a promise to pay. Also discussed ACH options. The borrower has not been responsive to attempts to contact since that time. The borrower was offered workout assistance options in X/XXXX but no confirmation that those were pursued. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness from cancer. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242480	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. Borrower inquired about another deferral on XX/XX/XXXX, was advised of application online, borrower stated they would submit that day, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was provided information regarding the account, post XXXX survey, when payments are drafted and escrow on account, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244883	XXXX 24M PHCH	5/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about account information, was provided information, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582275	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower due to BK. Last contact was X/X/XXXX making X payment and refused to make XXXX payment. No RFD provided.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKXX, XX-XXXXX unable to determine filing date. Agreed order in place as of X/XX/XXXX. BK dismissed XX/XX/XXXX

PROPERTY: No evidence of property damage.

432584587	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered a mod in XX/XXXX, borrower declined the mod and all assistance on XX/XX/XXXX, RFD curtailment of income. No contact with borrower, referred to FC X/XX/XXXX. On X/XX/XXXX borrower called to get reinstatement quote, planned to wire $XX,XXX. Again declined assistance. Reinstatement funds received X/X/XXXX. In X/XXXX borrower had NSF which he made up the same month, contact on X/XX/XXXX, RFD excessive obligations. Same RFD on XX/X/XXXX when borrower was called about his XX/XXXX payment. He made two payments in XX/XXXX and has been current since then.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referred to FC X/XX/XXXX. NOD sent to be filed X/X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied. County issued code violations X/X/XXXX rendering the property a nuisance, substandard, unhealthy. A stem wall on the side of the garage appears to have been struck by a vehicle and pushed it completely off the foundation. No further action is noted other than letters. No mention of insurance claim being filed or damage being repaired.

431959278	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and asked about an upcoming step rate change in X/XXXX. Borrower also made phone payments in X/XXXX and in X/XXXX. Borrower made phone payments in X/XXXX and in X/XXXX, but reported a XXXX hardship in X/XXXX. Servicer granted a X-month deferral beginning that month. Borrower authorized her son on the account in X/XXXX, and discussed the deferral in X/XXXX. Borrower made a partial phone payment in XX/XXXX, and requested assistance making the balloon payment on the FB plan in XX/XXXX. Borrower asked about an insurance check in XX/XXXX, but didn't provide details on repairs or reason for damages. Borrower gave a promise to pay in XX/XXXX, and servicer modified the account in X/XXXX. Borrower verified the payment amount in X/XXXX.

REASON FOR DEFAULT: Borrower is retired and on fixed income, borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582796	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: In X/XXXX borrower denied workout, failed to return docs. In X/XXXX RFD mother passed away and coborrower was in major car accident in early XXXX. Reinstated in X/XXXX and remained current until X/XXXX. No contact until X/XX/XXXX, RFD borrower illness, had NSF in X/XXXX which replaced and was granted a X month deferral, XXXX relief. Then the X/XXXX check was NSF again. In X/XXXX and X/XXXX borrower was given deferrals to X/X/XXXX and X/X/XXXX respectively. No contact or payment until X/X/XXXX, RFD was curtailment of income. Borrower reinstated in X/XXXX and has been current since then.

REASON FOR DEFAULT: Borrower illness, mother death, income curtailment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

432582662	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, RFD was unexpected expenses. XX/XX/XXXX RFD was medical expenses. X/XX/XXXX, income reduced due to XXXX, deferral approved. X/XX/XXXX borrower asking for additional assistance. XX/XX/XXXX servicer advised of missing documents for further XXXX assistance to be considered. That was the last contact. Does not appear that borrower ever submitted a complete package for loss mitigation.

REASON FOR DEFAULT: Last RFD was X/XX/XXXX and was reduced income due to XXXX. Unable to determine if resolved.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242357	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been cooperative with the servicer with last contact X/X/XXXX regarding payment. The loan has been up to XX days delinquent in the last XX months due to income curtailment and family illness. X NSFs noted X/XXXX and X/XXXX with borrower making up payment in each month. Loan has been current for the last X months.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NO FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unknown property occupancy. No issues noted.

433242489	XXXX 24M PHCH	4/10/2021	4/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when RFD was provided and it was confirmed Bill Pay was set up for a payment to post on X/XX/XXXX. Funds received in X/XXXX totaling $XX.XX were applied to interest after next payment due date was changed from the 1st to the XXth of each month effective X/XX/XXXX. The payment change was first requested in XX/XXXX due to borrower receiving his paycheck later in the month. Loss Mit was last active XX/XXXX when loan terms were modified. Monthly income was confirmed at time of modification as $X,XXX.XX.

REASON FOR DEFAULT: RFD was last provided X/X/XXXX as curtailment of income. Borrower previously stated on X/X/XXXX as borrower on a fixed income receiving SSI . She also stated RFD as death of husband. Comments indicated account would be updated to "Estate of" since Death Certificate was received. This doesn't appear to have occurred.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was owner occupied. Current property condition is unknown.
432584116	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for X month repayment plan as of XX/XX/XXXX. Borrower noted a impacted by XXXX in XX/XXXX, set up for X month forbearance plan as of XX/XX/XXXX, extended to XX/XX/XXXX as of XX/XX/XXXX. Borrower advised that she was not on a repayment plan as of XX/XX/XXXX, no other details provided. Borrower reviewed for deferral as of XX/XX/XXXX, approved for X month deferral as of XX/XX/XXXX. Forbearance expiration letter sent as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433245102	XXXX 24M PHCH	5/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower maintained contact for replacement of X NSF checks in XXXX, no hardship provided. Account was performing prior to request for XXXX assistance XXXX XXXX. Timely payments resumed in XXXX XXXX with no further contact since X/X/XXXX cancelation of ACH. Borrower reinstated ACH effective X/XX/XXXX through the mobile app.

REASON FOR DEFAULT: Income curtailment, no details provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432582224	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a deferral is approved and implemented. XX/XXXX A mod is denied due to insufficient income. X/XXXX Another deferment is implemented. X/XXXX Borrower reports they have been impacted by XXXX, a XXXX deferral is completed. X/XXXX A FB extension is approved. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX with the account status being discussed.

REASON FOR DEFAULT: X/XXXX Car issues. X/XXXX Death of a family member. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585232	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A FB plan is active on the account. X/XX/XXXX Borrower requests an extension of FB in order to find a new job. X/XXXX The FB extension is approved. XX/XXXX Borrower is applying with loss mit for a mod. X/XXXX A mod is accepted and is implemented in X/XXXX after the trial period. Recently regular contact is recorded with borrower making payment arrangements. The most recent contact was on X/X/XXXX to make a phone payment.

REASON FOR DEFAULT: X/XXXX Unemployment.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: X/X/XXXX A claim check IAO $XX,XXX is received for flood damages. Funds are sent to XXXXon X/XX/XXXX. No notes found indicating if/when repairs or final inspection were completed.

432585259	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Skip trace efforts noted X/X/XXXX. Contact noted with 3rd party noted X/X/XXXX; XXXX XXXX who stated death of borrower/inheritance through will. 3rd party scheduled payment X/X/XXXX.

REASON FOR DEFAULT: Death of borrower.

FORECLOSURE: No prior FC action noted. FC referral hold noted X/XX/XXXX due to XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582449	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment. RFD had to buy school supplies. X/XX/XXXX, borrower advised struggling to pay bills, no details. XX/X/XXXX RFD was illness of borrower. This was the last contact with borrower other than making payments.

REASON FOR DEFAULT: Based on the various RFDs provided the borrower is over extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583984	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. No significant notes on the loan. Minimal contact is made, email contact was made in X/XXXX and X/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242741	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower called in on X/XX/XX to schedule a payment. Borrowers submitted an online XXXX notification in X/XXXX and received approval for a X month deferral; processed in X/XXXX - X/XXXX. Last contact was in X/XXXX, co-borrower called in wanting to make sure that they were still on a deferral. Escrow analysis statement was sent on XX/X/XX. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583836	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in to make a payment over the phone. Most contact has been with the borrower's spouse. They were impacted by XXXX but the spouse indicated in X/XXXX that they were no longer impacted and requested to be removed from all loss mitigation efforts. The borrower was discussing a modification since XX/XXXX but requested to cancel the modification review in XX/XXXX. The loan has remained current since X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Also due to medical expenses. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582908	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding the payments due and said they were paid to the previous servicer. No further contact with the borrower despite attempts made and most recently, the loan has been in skip tracing. The loan is current but had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate the loan has had a discharged chapter X bankruptcy. Unable to determine case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583995	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX; no significant notes on the loan. No contact with borrower noted in contact history. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583092	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the third party who acknowledged has been behind and agreed to make a payment over the phone. The notes indicate the borrower is deceased. No further contact since that time despite many attempts. The loan is current but has brief periods of delinquency in the past XX months. The third party appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. The primary borrower is also deceased. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431957428	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated an NSF payment in X/XXXX, and notified servicer of an error in the zip code. Borrower made a phone payment in X/XXXX and in XX/XXXX after another NSF payment. Borrower verified the loan balance and maturity date in X/XXXX, and reported a XXXX impact in X/XXXX. Servicer completed a X-month deferral. Borrower confirmed the post-XXXX FB plan terms in X/XXXX, and called about the past due amount in X/XXXX. Borrower declined a repay plan as not affordable, and requested a modification in XX/XXXX. A modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX and set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: XXXX impact; details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582664	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX. Borrowers are divorced since XXXX with property awarded to borrower. Borrower sought a loan mod from servicer prior to the XXXX BK filing. Documents indicate he is a XXXX and suffers from fiberglass inhalation with SSI and pension income. Servicer has had no contact with the borrower over the last X years due to the BK. Loan is contractually current since XXXX XXXX.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: Prior FC activity noted in XXXX: 1st legal XX/X/XXXX and service complete XX/XX/XXXX.

BANKRUPTCY: Prior CHXX BK (Case XX-XXXXX) filed XX/XX/XXXX and dismissed XX/X/XXXX. Active CHXX BK filed X/X/XXXX; Unable to verify POC amount or plan length.

PROPERTY: Property is owner occupied with no issues noted

433243968	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent throughout XXXX and has been XXXX in the last XX months. Borrower made contact several times in XXXX to make payment with no discussion of ongoing delinquency until XX/XX/XXXX, hardship due to retirement income curtailment and borrower illness. There is no further discussion of hardship in XXXX or XXXX, with little contact except for occasional phone payment. Borrower pays at end of month due, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, borrower illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244391	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, then made monthly payments through the website. Borrower verified payment receipt in X/XXXX, and reported a XXXX impact in X/XXXX. Servicer granted a X-month deferral beginning in X/XXXX, and borrower verified deferral terms in X/XXXX. No further contact. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX impact, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583874	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower as they were trying to see what the next step was to bring the loan current. The borrower was impacted by XXXX due to temporary unemployment. The borrower was placed in Forbearance and paid extra to bring the loan current in XX/XXXX.

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584589	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a deferment in XX/XXXX, and completed a verbal financial review. Borrower made a phone payment in XX/XXXX, but declined payment assistance in X/XXXX after making another phone payment, as spouse was employed again. Borrower gave a promise to reinstate on his own, and made a phone payment in X/XXXX. Servicer solicited a trial mod plan that month, which borrower accepted in X/XXXX. Borrower made a trial payment in X/XXXX, and gave a promise to pay in X/XXXX. Borrower declined the modification in X/XXXX, and made a phone payment to reinstate the account. Loan transferred servicing in X/XXXX, and borrower asked about late charges during a phone payment in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Income curtailment, spouse on strike XXXX
FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433244886	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to advise would be making a payment but declined scheduling a post-dated payment. The payment was made the next day via the servicer's IVR. The borrower appears to be cooperative during noted conversations. The loan is current but had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957525	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years. Borrower received a X month XXXX deferral X/X/XXXX - X/X/XXXX due to income curtailment. Recent contact X/X/XXXX indicates the borrower is currently on a bus tour and was checking on payments.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433244720	XXXX 24M PHCH	4/15/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been XXXX in past XX months. No contact with the borrower until X/XXXX when they contacted servicer for XXXX relief. RFD was work was slow. Borrower never returned complete package and workout was closed. On X/XX/XXXX borrower call because home had been storm damaged and they'd had to take time off work. Loan was current until XX/XXXX when got XX days behind but no contact with borrower so RFD unknown. Loan has been current since then.

REASON FOR DEFAULT: Reduced income

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. In X/XXXX home was damaged by tornado, claim filed and loss draft of $XX,XXX processed by servicer. BPO completed X/XX/XXXX shows no damage and agent notes new roof and signs of improvement.

432582957	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower's spouse who agreed to make a payment over the phone. The spouse appears to be cooperative and has been in frequent communication. The loan is current but has had periods of delinquency throughout the past XX months. The noted do not reflect workout options offered. The borrower usually catches up missed payments on their own. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and excessive obligations. Also due to borrower unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583869	XXXX 24M PHCH	5/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggle to make the monthly payments but able to bring the loan current. Co-borrower called in X/XXXXto schedule a payment stating RFD due to illness of primary borrower; not interested in loss mit. Co-borrower scheduled the XXXX payment in XX/XXXX stating that she would call back in a couple of weeks to set up another payment. Loss mit review was initiated in XX/XXXX. A X month trial mod was approved effective XX/X/XX but co-borrower declined the trial mod, stating in XX/XXXX that they do not want a mod and would bring the loan current. Trial mod was removed on XX/XX/XX. Demand letter was sent on XX/XX/XX; co-borrower scheduled X payments in XX/XXXX. Loan was service released in X/XXXX. Welcome call was completed on X/XX/XX. Co-borrower called in X/XXXX to schedule a payment stating RFD due to work hours were cut. Borrower also stated in X/XXXX RFD due to working less hours. Last contact was in X/XXXX, co-borrower stated that primary borrower is unemployed.

REASON FOR DEFAULT: Unemployment, curtailment of income, illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432585114	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to curtailment of income/borrower unemployment. Borrower applied for workout assistance X/XX/XXXX, however documents incomplete. Special X-month FB offered X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Loan confirmed reinstated X/X/XXXX. Last contact X/X/XXXX inquiring about taxes.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: Loan was referred for FC X/XX/XXXX. FC action placed on hold X/X/XXXX due to loss mitigation efforts. FC action closed X/X/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244722	XXXX 24M PHCH	4/30/2021	4/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Then only contact noted was X/XX/XXXX when the authorized 3rd party called in and made a payment over the phone which posted X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
433242058	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to send a mailed payment in XX/XXXX. No other contact with borrower, despite monthly dialer attempts and messages left by servicer.

REASON FOR DEFAULT: Fraud, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583364	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with little borrower contact. Hardship in XXXX due to time off work for a back injury and excessive obligations. Borrower to discuss account or pursue loss mitigation, no change in circumstances is noted. Last contact X/XX/XXXX to confirm reinstatement had posted, account remains current last X months.

REASON FOR DEFAULT: XXXX: Borrower illness, Income curtailment. XXXX RFD: excessive obligations

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244341	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior CHXX BK filed in XXXXX and discharged in XXXX. Servicer granted a X month XXXX deferral X/X/XXXX-X/X/XXXX due to income curtailment. The servicer has had limited contact with the borrower over the last X years due to the prior BK with last contact X/XX/XXXX regarding assistance options. Borrower did not return financial info for loss mit consideration and servicer closed out X/XX/XXXX. Borrower brought loan current X/XXXX and has paid as agreed since that time.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.

431958406	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current in prior months of review period. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested to cancel ACH due to changing banking, stated would call back to re-establish ACH.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in California XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
432582266	XXXX 24M PHCH	5/15/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower was notified a claim check from Great American was received and placed in restricted Escrow account. Loss Mit work out options was last offered on X/XX/XXXX. Borrower wasn't interested in work out options. No recent attempt to contact borrower since payments have been on time since last contact.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as death of borrower's husband. Borrower added she relies on daughter who is making payments on property. Borrower is on a fixed income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Hazard Department comments on X/XX/XXXX first indicated a property litigation group called to file a claim. Servicer advised they need a letter of representation and a claim would be opened and property inspected. Information received on XX/X/XXXX indicating there was water damage to property that occurred X/XX/XXXX. Comments on X/X/XXXX indicated the initial Insurance estimate submitted from XXXX was declined since it included repairs outside the scope of the covered damage. A disbursement check iao $X,XXX.XX was received from XXXX and disbursed from XXXX to borrower along with legal correspondence letter from XXXX showing lawsuit: XXXX vs. XXXX. Comments indicated to contact borrower. There doesn't appear to be any further borrower contact regarding claim. Comments on X/X/XXXX indicated repairs weren't started.
433242565	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was XXXX in XXXX; borrower made contact for payment but declined to discuss account until web request for XXXX assistance in XXXX XXXX. Borrower states X months were approved and threatened a lawsuit when servicer advised max of X was available, and Xth payment was approved XXXX XXXX. Timely payments resumed in XXXX with no further contact except for X/XX/XXXX, borrower advised he has decided not to sell the property and wanted to confirm ACH is active.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583788	XXXX 24M PHCH	5/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggle to make the monthly payments but able to bring the loan current. Co-borrower stated in X/XXXX RFD was due to son and husband being ill and in car accident; primary borrower's medical issues causes him to miss work from time to time. Borrowers have been offered loss mit but not interested. Loan was service released in X/XXXX. Welcome call was completed on X/X/XX, co-borrower advised that RFD is due to kidney disease and having to take a lower paying job and not sure if she can make the payments. Repayment plan was set up on X/XX/XX, completed on X/XX/XX. Last contact was on X/XX/XX borrower called to schedule a payment for the XXth of XXXX. Loan is current.

REASON FOR DEFAULT: Medical/Illness, curtailment of income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKXX/not surrendered, no additional details provided.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432582590	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX questions about loan rate. RFD, just retired and waiting for paper work. X/XX/XXXX deferral granted as borrower's work had been impacted. X/X/XXXX still experiencing hardship, no details. XX/XX/XXXX still need assistance, authorized 3rd party unemployed, was instructed to submit package. This was last contact and does not appear a package was submitted.

REASON FOR DEFAULT: Income affected by XXXX. Borrower is retired, so unable to determine who authorized 3rd party is and how affected.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242569	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, RFD was paid late. XX/XX/XXXX, borrower had general questions about loan. X/XX/XXXX, borrower advised payment was made and questioning LPI as has own insurance.

REASON FOR DEFAULT: Only RFD was paid late. Borrower has missed to payments, but made them up in the following month.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

431959458	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested online password be reset in XX/XXXX. Borrower requested payment assistance in XX/XXXX; three month deferment granted. As of XX/XX/XXXX, borrower still unable to make payment. Servicer advised that they could set-up on X month repayment plan but the borrower stated he wouldn't be able to make a regular payment let alone a larger payment. Servicer advised borrower to fill out a loss mitigation packet in XX/XXXX. Completed packet received on XX/XX/XXXX; modification approved and processed in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower temporarily unemployed. Unable to determine when borrower went back to work.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242227	XXXX 24M PHCH	3/1/2021	2/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX coborrower deceased. No recent contact to cure delinquency.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432583988	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. RFD is unknown. Borrower called in XX/XXXX to make a payment. Last contact was in X/XXXX, borrower called about the XX day grace period notice she received and was advised that was because the payment was received after the grace period.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432583846	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment, RFD excessive obligations and not interested in loss mitigation. XX/XX/XXXX borrower had been unemployed for a month and a half. Borrower refused loss mitigation and took a few months to catch the loan up. Last contact X/X/XXXX, making payment and RFD of work had been slow.

REASON FOR DEFAULT: Borrower has provided the same RFD of excessive obligations and then unemployed for a short period of time.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: X/XX/XXXX borrower state damage to property and asked to be transferred to the appropriate department. Claim was for wind damage and appears check was in the amount of $X,XXX.XX. Check was endorsed to borrower with no inspections.

432585342	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower accepts a repayment plan offer. X/XXXX Plan is kept. XX/XXXX Borrower reports they have been impacted by XXXX, a repayment plan is set up. XX/XXXX A XXXX extension is completed. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Unemployment of spouse. X/XXXX Curtailment of income. XX/XXXX Excessive obligations and XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583898	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585531	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit has been offered. Comments indicate limited contact with borrower. Last contact was X/XX/XXXX borrower promised a payment by X/XX/XXXX. Nothing further discussed.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433242087	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested VIN number X/XX/XXXX. Borrower requested original loan documents X/X/XXXX. Borrower stated X/X/XXXX impacted by XXXX; borrower retired; co-borrower not working. Payment deferral completed X/XX/XXXX. Borrower called to change banking information X/XX/XXXX. Payment deferral completed X/X/XXXX. Borrower called for further assistance X/XX/XXXX. Borrower again inquired about additional information X/X/XXXX. Borrower inquired about disability clause X/X/XXXX; inquired about monthly statement.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432583488	XXXX 24M PHCH	4/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/X/XX to reschedule the XXXX payment, not able to make the payment indicating RFD due to curtailment of income and illness in the family, also expressed dissatisfaction with XXXX and negative credit reporting and was advised of not making payments on time. Intent is to retain the property. Demand letter was sent on XX/X/XX. Borrower called in on XX/X/XX to change the scheduled payment date, also inquired about FC and the demand letter. Borrower did not agree with not being able to being able to make partial payment on the loan and stated that XXXX makes things more difficult to be able to pay her mortgage and believes that XXXX does not want to help her and wants to take away her home; not interested in loss mit. A X month trial plan was approved effective X/X/XX. Borrower requested additional time before deciding to accept the workout stating that she does not trust XXXX and wanted to have a XXXX look at the trial plan because she believes XXXX takes peoples homes when in mod. Loan reinstated on XX/XX/XX; workout removed. Borrower called in X/XXXX wanting to know why she was not approved for a mod, and was advised that it was because she stated on X/X/XX that she did not request for assistance and would bring the loan current on her own and on XX/XX/XX expressed concerns about the mod, and that on XX/XX/XX loan was reinstated indicating no longer interested in the trial plan. Borrower called in X/XXXX to discuss XXXX impact and advised that she filed for unemployment. Loan was deferred for X payments in X/XXXX. Borrower advised in XX/XXXX that she was waiting on her XXXX and would be receiving $X,XXX on XX/X/XX. completed a repayment plan for X payment. Borrower stated on X/XX/XX that she is selling the property and requested payoff then requested to cancel the scheduled payment but was advised no longer able to cancel the payment, borrower stated that she was assured by the last rep that it could still be cancelled; RFD planning on selling the house. Payment was returned on X/X/XX due to NSF. Last contact was in X/XXXX, borrower called to cancel the payment dated X/XX/XX indicating that it was made in error. Loan is delinquent.

REASON FOR DEFAULT: Unemployment due to XXXX, curtailment of income, illness in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431958170	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to default XXXX XXXX. Borrower requested assistance XXXX XXXX. Deferral approved XXXX XXXX and account remains current. Borrower canceled ACH X/X/XXXX and advised she will make payments by phone until she gets tenants.

REASON FOR DEFAULT: Income curtailment, details not noted.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is vacant as of X/X/XXXX until new tenants are found. Borrower advised of $XXXX claim proceeds X/X/XXXX and will send to servicer for endorsement, damages are not noted.

432585435	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes Mod denial X/XX/XXXX. Borrower called to discuss reinstatement X/X/XXXX. Reinstatement funds confirmed X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: Loan referred for FC X/X/XXXX. FC sale scheduled for X/X/XXXX. FC action closed/billed after reinstatement.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

432583021	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower promised to make a payment. Servicer offered a repayment plan but the borrower refused and stated would bring account current on their own.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, college tuition for daughter was due.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.
432585557	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance options multiple times, borrower declined, most recently in XX/XXXX. Borrower approved for trial mod as of XX/XX/XXXX, mod cancelled as of XX/XX/XXXX due to non-payment by borrower. Borrower requested assistance in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted plan as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was assisted with payment and informed about grace period, customer portal, ACH and E-Bill, borrower stated they would call back for XXXX payment.

REASON FOR DEFAULT: Excessive obligations, curtailment of income and death in family.

FORECLOSURE: Multiple FC referral holds noted, most recently placed on FC referral hold for XXXX on XX/XX/XXXX, released from hold as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: Appears loan XXXX have BK designation per comments on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Title issues regarding pending liens and second mortgage noted on XX/XX/XXXX, indemnification to be purchased noted on XX/XX/XXXX, title noted as clear as of XX/XX/XXXX.

432583738	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone to bring the account current and also provided a RFD. The borrower has not been responsive to attempts to contact since that time. The borrower appears to be cooperative during noted conversations. The notes show the borrower usually makes payments via the servicer's IVR and website. The loan is now current but has had sporadic payments throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX and having to help their daughter. Was also due to medical bills in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243961	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance in XXXX XXXX by unauthorized brother due to borrower hospitalized with XXXX. Timely payments resumed in XXXX XXXX with no further contact since X/XX/XXXX borrower inquiry to confirm due date and payment status. NSF return in XXXX XXXX was replaced in month due.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582951	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the account status and recent payments applied. The account was current at the time and has remained current since that time. The notes show the borrower usually pays via the servicer's IVR. The borrower has been in regular contact with the servicer throughout the past XX months and appears to be cooperative during noted conversations. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to medical bills. The borrower was also impacted by the XXXX XXXX and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584002	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Notice of delinquency was sent on X/XX/XX. Borrower called in on X/XX/X for payment inquiry and was advised that the payment had drafted but not yet posted to the loan. Loan was brought current on X/XX/XX. Borrower failed to make payments in X/XXXX and X/XXXX. A XX day letter was sent on X/XX/XX and loss mit letter was sent on XX/X/XX. RFD is unknown. X payments were applied XX/XXXX bringing the loan current. Last contact was in X/XXXX, borrower called in general inquiry. Borrower called in on XX/X/XX to inquire about credit reporting and was advised to send in documentation to the credit department; borrower then called in on XX/X/XX to follow up on his credit dispute and was advised that the loan details had not yet fully boarded; no further details.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432582521	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, going over financials, did not qualify for deferral. RFD, excessive obligations. X/X/XXXX RFD was repair of XXXXtic tank. X/XX/XXXX, same RFD. Door knock X/X/XXXX as borrower had been unresponsive. Borrower called X/X/XXXX and set up payments and gave RFD as repairs and the weather.

REASON FOR DEFAULT: Borrower is over extended based on the various RFDs provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582213	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower unable to sign into website per notes on XX/XX/XXXX. Assistance requested in XX/XXXX; deferment granted. Borrower set-up on a X-month repayment plan in XX/XXXX; details of plan not noted. Borrower requested that late fees and credit bureau reporting be waived on XX/XX/XXXX. Servicer noted that they would waive late fees but that the borrower would need to send in a letter to requested credit reporting be removed. Borrower stated on XX/XX/XXXX that credit reporting should be removed for XX/XXXX due to agent telling him the payment would be deferred; servicer notes that they listened to all calls between borrower and agents and could not confirm the information provided by borrower. Does not appear that the credit reporting for XX/XXXX was adjusted. Last contact on XX/XX/XXXX, spouse authorized to get information on the loan.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, out of work in XXXX but back to work.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242409	XXXX 24M PHCH	4/1/2021	3/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower scheduled three future payments in X/XXXX, and another three payments in XX/XXXX. Payment pattern continued. Borrower scheduled three months of payments in X/XXXX and in X/XXXX. Borrower had an NSF payment in X/XXXX, and scheduled a payment for the end of the month. Borrower reported a XXXX hardship in X/XXXX, and servicer offered a fresh start repay plan. Borrower applied for the assistance, and servicer approved a trial mod plan. The XXXX mod was completed in XX/XXXX, and borrower scheduled three months of payments in XX/XXXX and in X/XXXX. Borrower's X/XXXX payment was NSF, and servicer advised borrower to apply for assistance.

REASON FOR DEFAULT: XXXX impact, borrower unemployment; family members passed away from XXXX, funeral expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585293	XXXX 24M PHCH Gap	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to XXXX collection calls or mod solicitation until file was referred to foreclosure, then submitted X of X payments due XXXX XXXX. Servicer accepted payments received starting XXXX XXXX and applied towards flex mod trial, but borrower failed to return final mod docs and mod was denied XXXX XXXX due to lack of contact. Borrower fully reinstated rolling XX-day delinquency XXXX XXXX and remains current with no contact since XX/XX/XXXX phone payment.

REASON FOR DEFAULT: XXXX RFD code: borrower illness, details unknown. No update provided

FORECLOSURE: Loan was referred to FC X/X/XXXX, title is clear, canceled XXXX XXXX after receipt of partial reinstatement. New foreclosure referred XXXX XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Property is owner occupied, no property issues noted.
432584543	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower only made X pmts from X/XXXX to X/XXXX. On X/XX/XXXX RFD was excessive obligations and on X/X/XXXX RFD unemployed, not collecting unemployment. Put on trial payment plan in X/XXXX but didn't make pmts as agreed so was cancelled, then new trial plan started in X/XXXX. Title cleared on XX/X/XXXX. Borrower didn't make agreed payments, plan again was canceled XX/X/XXXX. Referred to FC XX/XX/XXXX. Borrower called XX/XX/XXXX to get back in mod review, outcome of the call is unclear. Borrower filed complaint XX/XX/XXXX about poor communication, not being put on another plan, etc. Borrower started new workout in X/XXXX. RFD is still unemployment. No payments. Borrower applied forXXXXfunds.XXXXreinstated the loan on X/XX/XXXX with XX payments, is not ongoing payment plan. Borrower has made payments current since the reinstatement. Calls since then have been administrative.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: Referred to FC XX/XX/XXXX. GA is short state. Sent Notice of Sale for publication XX/XX/XXXX but FC was on hold XX/X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

432582987	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower wanted to know if servicer offered deferment due to XXXX; servicer advised that did not.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: BK XX filed on XX/XX/XXXX. Amended POC filed on XX/XX/XXXX, due to modification granted in XX/XXXX, in the amount of $XXX,XXX.XX. Relief granted on XX/XX/XXXX, borrower defaulted on an agreed order. X/X/XXXX Trustee filed final report.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

433243571	XXXX 24M PHCH	5/1/2021	3/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to web request for XXXX assistance in XXXX XXXX. Timely payments resumed in XXXX XXXX with frequent principal curtailment, last contact X/X/XXXX to request $XXX suspense balance application to principal.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585026	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrowers accepted a trial plan in X/XXXX, completed the plan in X/XXXX and were approved for a mod effective X/X/XX but did not return the final mod agreement, and mod was denied in XX/XXXX. Demand letter was sent on XX/XX/XX. Co-borrower called on XX/XX/XX stating their hardship began on X/XX/XX due medical bills; was advised to send in loss mit application. A X month trial mod was approved effective XX/X/XX but workout was closed due to plan payment not made. File was referred to FC in X/XXXX. Borrower called on X/XX/XX to request loss mit options. Trial plan was reactivated in X/XXXX and advised borrowers to make the 2nd and 3rd trial payments. Trial plan was completed in X/XXXX and loan was modified effective X/X/XX. Last contact was in X/XXXX, co-borrower called to discuss insurance refund. Loan is current.

REASON FOR DEFAULT: Medical bills and borrower changed jobs.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432584447	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active loss mit at start of contact history, signed final mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Loan reinstated as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, plan extended as of XX/XX/XXXX, plan expiration letter sent on XX/XX/XXXX. Loan reviewed for deferral in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make a payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432584464	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive throughout XXXXXX delinquency with no request for loss mitigation assistance. The last contact was on X/XX/XXXX, outbound call to the customer, no reason given for missed XXXX XXXX payment. The borrower has not been responsive to many attempts after that point. Account is current since most recent reinstatement XXXX XXXX.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
432585260	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate a workout packet was received, appears income documents missing. MOD denied X/X/XXXX due to payment would increase to unaffordable payment for borrower. Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX payments. Servicer notes XXXX FB denied on X/XX/XXXX due to loan reinstatement. Last contact X/XX/XXXX borrower confirmed reinstatement figures.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: Referred to FC XX/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583554	XXXX 24M PHCH	6/1/2021	5/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, unable to commit to payment. RFD death of a family member. X/XX/XXXX borrower applied for deferral, which was approved. No RFD provided. Last contact was X/XX/XXXX RFD was did not have the money and blamed XXXX. Borrower unresponsive to collections efforts and very little contact in the last XX months.

REASON FOR DEFAULT: First RFD was death in the family and most recently excessive obligations.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242331	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/X/XX stating that she was thinking about getting solar panels and wanted to know if the insurance would cover the panels, borrower was provided the insurance company's contact information. Borrower then stated in XX/XXXX that she wanted to have the solar panel cost added to escrow account and was advised to call in XXXX for a new escrow analysis for the new payment amount. Borrower requested loss mit assistance in X/XXXX explaining that she was not working due to XXXX. Deferral was approved for X payments (processed in X/XXXX - X/XXXX). Borrower called in on XX/XX/XX asking about the payment she made and was advised that the payment went towards the principal, borrower requested for the payment to be applied towards the regular monthly payment; funds were reversed in X/XXXX. Borrower inquired about escrow in X/X/XX, wanting to know why the balance keeps increasing and was advised of the deferral for XXXX, XXXX and XXXX and annual analysis. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244669	XXXX 24M PHCH	6/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XX/XXXX, the borrower advised that her last payment on XX/XX/XXXX was returned NSF. Borrower called back on XX/XX/XXXX and advised that the check cleared her bank. But as of XX/XX/XXXX, borrower advised that the payment was NSF and borrower stated she would call back, no further info. Last contact on XX/XX/XXXX, borrower wanted to know receipt of last payment. Servicer advised of XX/XX/XXXX and advised that a payment was set to draft on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432583080	XXXX 24M PHCH Gap	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower reports they are unemployed again due to the XXXX and requests additional assistance. As of XX/XX/XXXX loss mit application is incomplete with no further reference to the request. Borrower made a phone payment in X/XXXX, then paid through the IVR system. NSF payment in X/XXXX, but after borrower verified the issue, notes on X/XX/XXXX show an internal request to remove the NSF code as the return payment was not a true NSF; the payment was returned as "unable to locate." No further contact.

REASON FOR DEFAULT: X/XXXX Excessive obligations. XXXX XXXX, unemployment

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957720	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment. Borrower previously inquired about refinancing on X/X/XXXX and received XXXXXX assistance via a X month deferment in X/XXXX.

REASON FOR DEFAULT: RFD was last noted X/XX/XXXX as unemployed due to XXXX. No recent RFD provided. It is unclear if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432585027	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: Comments in X/XXXX indicate borrower declined assistance. Comments on X/X/XXXX indicate servicer offered a preapproved MOD with a trial STIP plan to run from X/X/XXXX to X/X/XXXX with payments of $XXX.XX. Appears borrower accepted plan. STIP plan completed and loan was modified in X/XXXX. Last contact X/XX/XXXX borrower called in and changed their auto darts payment date to the XXth of the month.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583274	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower due to BK. Last contact on XX/XX/XXXX, borrower wanted to review payment history and why she is behind. Servicer advised that her first few payments in XXXX were sent in short. Borrower stated she was going to contest and provide address to send in dispute. Does not appear that a dispute was received.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Active BKXX as of XX/XX/XXXX. POC filed on XX/XX/XXXX in the amount of $XX,XXX.XX.

PROPERTY: No evidence of property issues found in comments. Owner occupied per notes on XX/XX/XXXX.
432583839	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in get the amount due to catch up the account. The borrower usually makes payments via the website. No further contact since that time despite noted attempts. The borrower appears to be cooperative and the loan is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being in the hospital. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. The notes reflect property damage that occurred on X/XX/XXXX due to water damage. The claim was initially considered monitored and claim proceeds totaling $XXX.XX were received on X/XX/XXXX. The claim proceeds were released on X/XX/XXXX. The claim classification was later changed to non-monitored on X/XX/XXXX and the claim was closed. No recent indication of damage or ongoing repairs.
433243901	XXXX 24M PHCH	6/3/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: First contact on X/X/XXXX, making payment. X/XX/XXXX borrower declined loss mitigation, would bring loan current on their own. XX/X/XXXX RFD was family death due to XXXX. Last contact on X/X/XXXX, making payment and RFD of didn't have the funds. Refused loss mitigation again, would bring loan current.

REASON FOR DEFAULT: Family death due to XXXX

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585476	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate there was an active FB plan, details of plan not noted. Comments do not indicate FB plan failed. A Flex MOD was approved XX/XX/XXXX with a X month STIP plan, first payment due XX/X/XXXX. Servicer notes plan completed, loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Last contact X/XX/XXXX borrower and servicer went over MOD and loan details.

REASON FOR DEFAULT: Divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244051	XXXX 24M PHCH	4/28/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A deferral offer is sent out, but expires unexecuted. No other loss mit activity noted. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The only contact recorded was on X/XX/XXXX, the borrower refuses to verify and states they will call back.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958250	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Loan has been XX+ days delinquent in the last XX months with no RFD provided in comments. Loan is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432583639	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower often pays over the phone during contacts. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income caused by expecting money from people who owed but did not pay. Also impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584453	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for multiple repayment plans. Borrower set up for repayment plan as of XX/XX/XXXX, forbearance plan set up at same time, plan broken with NSF in XX/XXXX. Borrower requested another repayment plan in XX/XXXX, approved for X month repayment plan as of XX/XX/XXXX, repayment and forbearance plan completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $X,XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised that her payment would be posted to account by end of day and to allow X-X business days for funds to be withdrawn from her account.

REASON FOR DEFAULT: Excessive bills, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433245069	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Escrow statement was sent in X/XXXX. Borrower called in XX/XXXX stating that she received insurance document showing past due and would send a copy of the document. Last contact was on XX/XX/XX, borrower confirmed insurance payment. Escrow analysis was sent in X/XXXX. Annual PMI disclosure letter was sent in X/XXXX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244727	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower's spouse XXXX called in on X/XX/XX stating that the borrower has been laid off and has no income coming in and requested to cancel ACH. Deferral was approved for X payments, processed in X/XXXX - X/XXXX. XXXX called in XX/XXXX seeking additional XXXX assistance explaining that the borrower was laid off again and that the layoff is only temporary for a few months. XXXX was advised that the servicer assisted them with XXXX assistance up until the borrower notified that he no longer needed assistance due to resuming employment but there is no more XXXX relief plans, however, there are retention options; XXXX advised that she would call back if she decides to move forward with workout assistance. Last contact was in X/XXXX, XXXX called in for payment inquiry. Loan is current.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584423	XXXX 24M PHCH	7/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, authorized third party tried to set up payment plan.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Property was located in XXXX XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
432583795	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, modification denied as borrower could not afford payment. First contact X/X/XXXX, RFD curtailment of income. X/XX/XXXX RFD was unemployment. XX/XX/XXXX borrower still unemployed. X/XX/XXXX borrower called to confirm payment was made, unable to determine if borrower has returned to work. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Borrower has been unemployed since X/XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: X/X/XXXX references BKX discharged, no additional information.

PROPERTY: No evidence of property damage.

432582559	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a repayment plan is set up. X/XXXX FB is extended. X/XXXX Additional XXXX assistance is requested. XX/XXXX Plan is broken due to a bad check. XX/XXXX Several notes regarding certified funds are recorded, borrower is unhappy with the requirement but agrees to wire funds. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX. X/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583901	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin X/XXXX, loan current. In X/XXXX. On X/XX/XXXX borrower called asking for XXXX relief, RFD borrower was laid off. Borrower was told no deferment option since he had savings and subject is investment property, although he said it was vacant at that time. Borrower was offered FB plan from X/XXXX to XX/XXXX. Accepted FB plan but didn't pay the required amount in X/XXXX so FB plan canceled. Borrower called in X/XX/XXXX and was told about cancelled plan, didn't want to provide financials for consideration of other loss mit options so paid the loan current that day. Borrower has remained current since then. Last contact with borrower on X/X/XXXX was administrative.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Investment, non owner occupied and statement mailing address different than subject. Property in XXXX declared disaster area in XX/XXXX. No indication in the comments that the property was impacted.
432583938	XXXX 24M PHCH	4/1/2021	3/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments on the loan. RFD is unknown. Borrower submitted a credit dispute in X/XXXX, no correction was made as the loan was reported delinquent multiple times and the reporting is accurate. Loss mit letters have been sent with no response from the borrower. Minimal contact is noted; borrower called in X/XXXX to schedule a payment. Loan is currently delinquent; last payment was received on X/X/XX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433241909	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/X/XXXX, making payment. X/XX/XXXX, borrower questioning increase in escrow payment. XX/XX/XXXX borrower questioning statement. X/X/XXXX borrower's daughter lost job due to XXXX and she depends on her income to make payment. Deferral approved. Last contact with the borrower was X/XX/XXXX, making payment. Unable to determine if daughter is back to work.

REASON FOR DEFAULT: Reduction in income due to XXXX

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244668	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, but hung up after servicer verified his name in XX/XXXX and in X/XXXX. Borrower made a phone payment for the following month in X/XXXX. Monthly dialer attempts until borrower made a lump sum partial reinstatement in X/XXXX. Borrower gave a promise to pay in X/XXXX, and reinstated the account in X/XXXX. Borrower also authorized a third party on the account in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided; excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583879	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower in regard to payments made. The borrower was impacted by XXXX due to temporary unemployment. The borrower was placed in Forbearance and was able to bring the loan current in XX/XXXX without any Assistance.

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432583164	XXXX 24M PHCH Gap	5/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is under review for a mod, a trial plan is approved. X/XXXX The mod is completed. Since the mod there has been minimal contact with no significant activity found. The most recent contact was on X/XX/XXXX to make a payment. Servicer made dialer attempts until borrower paid through the website in X/XXXX.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Curtailment of income. X/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432585306	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts. Servicer solicited a trial mod plan in X/XXXX, but borrower reinstated that month. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585065	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, loan in FC on hold for a X month trial plan. Borrower completed the trial plan and was approved for a mod effective X/X/XXXX but did not return the final mod agreement; FC resumed. Borrower entered into another X month trial plan effective XX/X/XX, completed the plan and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX; FC file closed. Borrower stated in X/XXXX that RFD was due curtailment of income and illness. Loan was service released in X/XXXX; welcome letter was sent on X/X/XX. Last contact was on X/X/XX, welcome call completed. Loan is current.

REASON FOR DEFAULT: Curtailment of income, illness.

FORECLOSURE: File was in FC when history began in XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432585119	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer solicited a trial mod plan in X/XXXX, but borrower didn't respond to the offer despite multiple dialer attempts each month. Borrower gave a promise to reinstate in X/XXXX, and declined payment assistance. Borrower reinstated in X/XXXX; source of funds was unknown. No further contact. Borrower made another lump sum reinstatement in X/XXXX.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: Referred X/XX/XXXX, sale was scheduled for X/XX/XXXX but borrower reinstated in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

432583003	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called to make a payment over the phone. The notes do not reflect significant contact with the borrower but they do appear to be cooperative during noted conversations. The loan is now current but has been rolling XX days past due for much of the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583060	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan referred to FC X/X/XXXX. Borrower called in X/XX/XXXX, RFD son was in an accident in early XXXX, high medical bills with $XXk deductible, another some had cancer in the past wo they've had many medical expenses. Verified owner occupied. Defaulted again in X/XXXX, no contact. Demand letter sent XX/XX/XXXX. Referred to FC again XX/X/XXXX. Inspections show property issues, see below. Borrower calls servicer on X/XX/XXXX for the first time since X/XXXX. RFD is still son's medical issues. Requested reinstatement quote. On X/XX/XXXX there is law firm entry that there is litigation with the borrower and a third party, no details. Borrower reinstated, wire received X/X/XXXX for $XX,XXX, next due X/X/XXXX. No contact, Another demand letter sent X/XX/XXXX, resent X/XX/XXXX. Borrower paid the loan current on X/X/XXXX and has remained current. Other than three calls to servicer after FC was filed, only contact with borrower is phone payments, last called X/XX/XXXX.

REASON FOR DEFAULT: Medical expenses for son

FORECLOSURE: Referred to FC X/X/XXXX. Closed out on X/XX/XXXX after borrower reinstated. Referred again XX/X/XXXX. Unclear when complaint filed but service completed X/XX/XXXX. FC closed after reinstatement in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Inspections first reported property vacant in XXXX when lockbox installed and property secured. Inspections always report vacant. On X/XX/XXXX borrower verified owner occupied. After XX/XX/XXXX inspection they sent vendor to re-secure the property, electric utility activation in progress, sump pump on work order, winterize if necessary. On XX/XX/XXXX vendor reported that sump pump still present, lockbox missing. Home not in bad shape. Work order to address discoloration, trimming overgrowth, removing vines and fixing downspouts. Found out electric had been off for over a year so electrical inspection required. On XX/XX/XXXX Rutledge reported walls discolored, AC present, appliances present, mechanicals present, mold in the kitchen, personal property and debris inside, no hazard claim filed, non insurable damage. On X/XX/XXXX police officer called servicer to report forced entry into home, both doors are unsecured. On X/XX/XXXX electric is back on. Doors re-secured on X/X/XXXX. Code violations totaling $XXXX, liens on property dating back to XXXX regarding code violations. Significant mold, remediation is being bid out. Intention is to repair some before sale. Preservation fees total $XXXX as of X/XX/XXXX and code violation liens total $XXXX. Building code compliance case, atty filed motion to dismiss and on X/XX/XXXX dismissal was granted. No BPOs or inspection photos found in loan file.

Property in XXXX disaster area in X/XXXX. Unknown how it could have impacted the property.

432583295	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone to bring the loan current. The loan has remained current since that time. The notes also reflect a call on X/XX/XXXX from another mortgage company requesting a payoff quote. Unclear if the borrower is considering a refinance. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to medical expenses. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until a full reinstatement was received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242946	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: No contact until borrower mentioned a XXXX impact in X/XXXX. Servicer granted a X-month deferral beginning that month. Borrower resumed payments after deferral expiration, and confirmed a payment had been mailed in XX/XXXX. Borrower submitted a regulator dispute in XX/XXXX; nature of dispute was not provided. Borrower wanted to set up auto-draft payments in XX/XXXX, but due to an open dispute, servicer was unable to set up. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584318	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted, nature of impact not specified, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment and inquired why payment she made in XX/XXXX is not applied to XXXX, was advised that the account was past due in XX/XXXX, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433242962	XXXX 24M PHCH	5/1/2021	4/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower defaulted in X/XXXX. On XX/X/XXXX borrower made contact, RFD was short term medical but no further payments until X/XXXX. Demand letter sent XX/XX/XXXX. On X/XX/XXXX borrower said he'd been in an accident and unable to work and he was self employed. He sold his company. Was offered repay plan but didn't accept and workout closed X/X/XXXX. Referred to FC X/XX/XXXX. On X/XX/XXXX RFD is borrower lost his business because of damage to the property. BPO dated X/XX/XXXX shows no damage. Borrower fully reinstated the loan on X/X/XXXX and has been current since then.

REASON FOR DEFAULT: Borrower illness and income curtailment

FORECLOSURE: Loan referred to FC X/XX/XXXX. Title search revealed municipal lien that would be paid from sale proceeds. Delay for missing AOM. On hold for XXXX after X/X/XXXX. FC cancelled after loan reinstated in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432584393	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for status update on delinquent taxes, was advised research was open and funds would be disbursed once research was complete. Borrower was also informed that payment XXXX go up once Servicer starts collecting for XXXX agent.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located multiple XXXX designated disaster zones, most recently in Louisiana storms disaster area as of XX/XX/XXXX, no property damage noted for any disaster. No other property issues noted.

TITLE: Tax sale scheduled for XX/XXXX noted on XX/XX/XXXX for unpaid XXXX taxes, taxes were unpaid due to reporting error, delinquency resolved as of XX/XX/XXXX, taxes noted as current and due for XX/XXXX, no other details provided.
432582765	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX, borrower is abusive to call center agents and alleges fraudulent charges before hanging up. Borrower stated X/XX/XXXX that she will be working in XXXX until XXXX and needs all communication through email. XXXX assistance requested X/XX/XXXX due to country manufacturing and office shutdowns. Deferral paid loan ahead to XXXX, extended to XXXX XXXX, borrower continues to be abusive to call center agents. Account was reinstated XXXX XXXX and remains current. Borrower has authorized accountant to make payments on her behalf. Last contact X/XX/XXXX for website password reset.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Borrower lives and works in XXXX and has given a 3rd party mailing address, but stays in property for several months at a time when in the U.S. No property issues noted.
433244344	XXXX 24M PHCH	6/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Monthly dialer attempts through XX/XXXX. Dialer attempts started again in XX/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584610	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact in X/XXXX, loss mitigation was closed. Demand letter sent X/XX/XXXX. Borrower was offered a repayment plan in X/XXXX but didn't accept it so it was withdrawn. No RFD captured. Loan referred to FC X/XX/XXXX. Coborrower died in XXXX, borrower is surviving spouse who is on the note and deed. Contact on XX/X/XXXX, offered trial payments, no RFD captured. Borrower accepted the terms on XX/X/XXXX. Borrower completed the trial pmts in XX/XXXX but death cert needed to prepare mod, rcvd X/XX/XXXX. Mod prepared and sent X/XX/XXXX. Borrower returned signed mod and system was updated X/X/XXXX. Borrower was current until missing the X/XXXX payment, RFD borrower illness, impacted by

REASON FOR DEFAULT: Recently it is borrower illness

FORECLOSURE: Loan referred to FC X/XX/XXXX. NOD filed X/XX/XXXX. FC cancelled after mod completed.

BANKRUPTCY: No BK activity

PROPERTY: Verified owner occupied

432583072	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding a notice they received and was told could disregard since the account was now current. The borrower appears to be cooperative during noted conversations. The borrower requested assistance in XX/XXXX and was under review for a modification but the request was denied by the investor. The borrower was also on a repayment plan that was offered in X/XXXX due to XXXX. The loan is now current but has had periods of default in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to previously being unemployed due to XXXX but had returned to work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583945	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to XXXX and was granted a X month FB plan from X/X/XX - XX/XX/XX. Borrower was advised in X/XXXX that at the end of FB, options will be discussed to bring the loan current. Credit dispute was received in X/XXXX, borrower disputing date of last payment, date the loan was opened, date of first delinquency and the date the loan closed. No correction was made, the loan was opened on X/X/XX, last payment was received on X/XX/XX and loan due for the X/XXXX installment. The account had been reported delinquent once and currently on a XXXX FB; the reporting is accurate. FB plan was completed in XX/XXXX. Last contact was on X/XX/XX, borrower stated that he was having difficulty paying on line.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432584006	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make the monthly payments, stating in X/XXXX that she was unemployed but working again, borrower was advised of loss mit options. XX day letters were sent in X/XXXX - X/XXXX and XX/XXXX. Borrower called in XX/XXXX to schedule a payment indicating RFD due to curtailment of income and intent is to retain the property; was advised of mod, short sale, DIL and repayment plans. Loan was transferred to new servicer in XX/XXXX, welcome email was sent on XX/XX/XX. NSF was processed in XX/XXXX, borrower called in XX/XXXX (last contact) to replace payment, stating RFD was due to issue on his end processing the payment. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Loss of income and unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433243601	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower set up a payment to post on X/XX/XXXX. Payment promise kept. No recent borrower contact attempted. Work out assistance was last opened X/XXXX and closed X/XX/XXXX due to application inactivity. Prior work out ended X/XXXX after X month deferment was completed.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX when borrower stated her self employed XXXX had closed due to XXXX and state guidelines. She has a loss of income due to that and a tenant that works at the bar not paying because out of work too. Borrower was advised to complete the application for assistance process on line. This hasn't been done. Hardship was first noted on X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432582587	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan set-up in XX/XXXX, cured XXXX XXXX. Account was performing until request for XXXX assistance in XX/XXXX; deferral paid loan ahead to XXXX XXXX. . Borrower advised U/E benefits ended XXXX XXXX and submitted a complete loss mitigation packet XX/XX/XXXX, repay plan approved X/XX/XXXX. Three month plan set-up on XX/XX/XXXX. Borrower requested a mod XXXX XXXX and indicate she would update application with income verification as she has returned to work cleaning houses with less income. No further docs are submitted, account is current since reinstatement XXXX XXXX with no contact since X/X/XXXX.

REASON FOR DEFAULT: XXXX RFD: borrower illness. XXXX RFD: XXXX unemployment.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Per notes on XX/XX/XXXX, borrower discharged from BK X. Details of BK not noted.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

432582217	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD was forgot to make the payment. Same RFD in X/XX/XXXX. Last contact with the borrower X/X/XXXX, making payment. No RFD.

REASON FOR DEFAULT: Borrower has never provided a reasonable RFD, just forgot to make payment.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582548	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower set up a payment to post X/XX/XXXX. Payment promise kept. Servicer last made an attempt to contact borrower on X/XX/XXXX with no success. Loss Mit options were last discussed with borrower on X/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as was out of town and on XX/XX/XXXX asmaritall difficulties. RFD was also noted on X/XX/XXXX as curtailment of income due to XXXX XXXX. Borrower is self employed.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583263	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise that the repairs have been completed and was advised the claim is now closed. The borrower appears to be cooperative during noted conversations. The borrower was being reviewed and was approved for a modification in XX/XXXX after successfully completing a trial plan, but the final documents were not return so the approval expired in X/XXXX. The borrower then reinstated the account in X/XXXX and aside from a brief period of default in XX/XXXX, the loan has remained current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower called about an insurance claim due to hail damage on X/XX/XXXX with a date of loss on X/XX/XXXX. A claim check totaling $X,XXX.XX was received on X/XX/XXXX. The claim was considered non-monitored and the funds were endorsed and released on X/X/XXXX. The borrower indicated that repairs were completed on X/X/XXXX. No further indication of damage or ongoing repairs.
432585063	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer approved a three-month trial mod plan in X/XXXX, but borrower declined payment assistance that month in favor of reinstating on his own. Borrower asked about additional funds applied to the account in X/XXXX. servicer offered another trial mod plan in XX/XXXX, but borrower declined the offer. Borrower was considering listing the property in X/XXXX, but reinstated with a double payment that month. Borrower tried to make a phone payment in X/XXXX but was disconnected, and servicer notified borrower of a payment change in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower verified payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT: Servicer not sending billing statements due to discharged BK

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied

432583276	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called to provide the RFD and agreed to make a payment over the phone. The loan has remained current since that time. The borrower began requesting assistance due to XXXX impact and was approved for a forbearance. The borrower also asked for an extension in XX/XXXX. The borrower appears to be cooperative during noted conversations. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to inconsistent payments from vendors. Also noted in X/XXXX a spouse unemployment due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957987	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to request for XXXX assistance XXXX XXXX due to shutdowns have reduced commissions in XXXX. Borrower resumed payments in XXXX XXXX and has since been XXXX delinquent in XXXX XXXX. There is no contact since XX/XX/XXXX refinance inquiry and outbound attempts for late payment, no further details provided about current hardship.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584168	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reinstated on XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment and stated he did not need assistance, no other details provided.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: Pre-FC letter sent on XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243308	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Loan has been XX days delinquent in the last XX months due to income curtailment. Borrower brought loan current X/XXXX and loan is presently current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432585257	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX. Welcome call completed X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/X/XXXX for $XX,XXX.XX due to water damage on X/X/XXXX. Servicer attempted contact XX/X/XXXX to confirm status of repairs. Borrower stated X/X/XXXX repairs completed with minor repairs pending.

432582110	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Regular contact is recorded with borrower making payment arrangements. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. No other loss mit activity was noted. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of family member. X/XXXX Medical bills. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584065	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted a impacted by XXXX in XX/XXXX, approved for forbearance plan as of XX/XX/XXXX. Forbearance expired in XX/XXXX, expiration letter sent to borrower as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower inquired about post forbearance options, reviewed for deferral as of XX/XX/XXXX, deferral completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244016	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Spouse reported borrower death six years prior in X/XXXX, and sent servicer the estate documents. Spouse asked about putting the loan in her name in X/XXXX. Spouse reported a XXXX hardship in X/XXXX, and servicer completed a two-month deferral. Spouse gave a promise to pay in X/XXXX, and asked about a monthly statement in X/XXXX. spouse applied for assistance in X/XXXX, and discussed the missing documents needed for review. A missing information letter was sent in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased, XXXX impact-reduced income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied by spouse (successor in interest)
432585170	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Authorized 3rd party and servicer discussed loss mit options on XX/XX/XXXX, no workout packet was received. Servicer approved a Flex MOD on X/XX/XXXX with STIP plan running from X/XXXX to X/XXXX. STIP completed and loan modified in X/XXXX, due date rolled form X/XXXX to X/XXXX. Last contact X/XX/XXXX 3rd party made payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583888	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to bring the loan current in XX/XXXX. The borrower was impacted by XXXX due to reduction of income. The borrower was placed in Forbearance and was put on a repayment plan to bring the loan current in XX/XXXX.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432582139	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Only occasional contact with borrower is recorded and is limited to payment arrangements and RFDs. X/XXXX Notes show a repayment plan is cancelled due to non-performance (it is unclear when the plan was set up). No other loss mit activity noted. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX borrower reports they are waiting on their stimulus check and would like to apply for a mod (no notes found showing the application was submitted).

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583586	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent with no outbound attempts due to prior BK discharge. Borrower has maintained inbound contact starting XXXX XXXX for phone payments, no RFD provided or assistance requested. Most recent reinstatement of X payments posted XXXX XXXX, last contact XX/X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to XXXX XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432583753	XXXX 24M PHCH Gap	5/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: There is no borrower outreach throughout rolling XX-day delinquency in XXXX due to BK discharge. Borrower advised of income curtailment when reinstating XXXX XXXX, no details provided. Account is XXXX in the last XX months due to missed XXXX payment, no updated hardship information provided. Borrower has paid timely since XXXX XXXX reinstatement, last contact X/X/XXXX escrow analysis question.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKX was discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues found.
432584030	XXXX 24M PHCH Gap	5/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was just X payment delinquent when they filed BKXX in X/XXXX. They have been XXXX since filing BK. Occasional borrower contact has been administrative since in BK, no hardship provided. Last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX X/XX/XXXX. POC filed XX/XX/XXXX. XX month plan confirmed X/XX/XXXX. Borrower pays post petition directly.

PROPERTY: Owner occupied
432583926	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has struggled to make payments for last XX months. Early contact with borrower in X/XXXX RFD is loss of income but no details, is living in property. In XX/XXXX RFD excessive obligations. On XX/XX/XXXX borrower said mom is living with them, have medical expenses from her chemotherapy. In XX/XXXX borrower was furloughed for a month due to XXXX. Borrower has made payments on time for last X months, last contact X/X/XXXX insurance inquiry.

REASON FOR DEFAULT: Unemployment, family illness

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. Wind/hail damage in X/XXXX, borrowers said repairs were completed. On X/XX/XXXX loss drafts iao $XXK were endorsed and released for DOL X/XX/XXXX, claim not monitored. Google street view photo dated X/XXXX shows home in good condition and well maintained, no apparent wind damage, roof looks in good condition.

432582793	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated from FC in X/XXXX, RFD coborrower illness. Borrower is deceased since XXXX. In X/XXXX coborrower said RFD was pay date, got current but defaulted in XX/XXXX. No contact with coborrower but on X/X/XXXX there is an entry that "RPP deal solicited" with no details. Contact is made X/XX/XXXX and coborrower is confused when rep notes that per RPP she is due X/XX. No RFD captured then. Loan current by X/XXXX but defaulted again X/XXXX. On X/XX/XXXX RFD she is on fixed income then on XX/XX/XXXX she said she was still impacted by XXXX, first time this was RFD. On XX/XX/XXXX she called to find out why someone visited her house, property inspection. Loan was current by end of XX/XXXX and has been current since then.

REASON FOR DEFAULT: Insufficient income

FORECLOSURE: Foreclosure pre X/XXXX, no details.

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

433242316	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan was in active chapter XX bankruptcy until X/XXXX. The loan had a brief period of delinquency in X/XXXX but is now current. The borrower has not been responsive to attempts made. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A chapter XX bankruptcy was filed in XXXX and discharged in X/XXXX. Unable to confirm the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585117	XXXX 24M PHCH	5/1/2021	4/25/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking questions about their escrow analysis. The borrower was approved for a Mod with was processed XX/XXXX. The reason for default was excessive obligations. The borrower is paying at the end of the month with recent NSFs.

REASON FOR DEFAULT: The reason for default was excessive obligations

FORCLOSURE: No FC activity was found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432583044	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment, no RFD. First RFD was X/X/XXXX, self employed and business slow. RFD had been self employed until X/X/XXXX when borrower stated was unemployed, but now working. Financials provided in X/XXXX showed that borrower could afford payment. Numerous repayment plans set up, all cancelled due to non-payment. Last contact X/XX/XXXX, unable to make payment online, was advised due to NSFs.

REASON FOR DEFAULT: Borrower has broken numerous repayment plans and had numerous NSFs in the last XX months. It appear that borrower is over-extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584020	XXXX 24M PHCH	5/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower has been impacted by XXXX and was approved for FB plan from X/X/XX - X/X/XX. Minimal contact is noted; Borrower called in X/XXXX to schedule a payment and stated that RFD was due to her and her husband were quarantined due to XXXX and wanted to schedule X payments for the last X Fridays in X/XXXX; borrower was advised of assistance. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583366	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated still within her grace period and mailed out a payment X days prior.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.

433243934	XXXX 24M PHCH	5/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised XXXX XXXX that payment was unaffordable after expiration of IO period due to coborrower is no longer working, but failed to return loss mit documents and application was closed X/XX/XXXX and account remained current until request for XXXX assistance XXXX XXXX due to workplace closure. Timely payments resumed XXXX XXXX with no further contact since XX/XX/XXXX. Borrower advised he works on commission and plans to pay around the XXth of each month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582967	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX called for loan status and made payment. Little contact with borrower except for making payments and no RFD due to discharged BK. X/X/XXXX borrower called about XXXX assistance, this was the last contact. RFD was unemployment. Deferral granted and loan has been current since XX/XXXX.

REASON FOR DEFAULT: Borrower was unemployed due to XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: X/XX/XXXX, BK discharged, no additional information, but based on comments appears to be a BKX.

PROPERTY: No evidence of property damage.

432582731	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay. The next payment posted X/XX/XXXX. Promise kept. Borrower requested on X/XX/XXXX for servicer to quit sending Loss Mit offer packages to borrower because she wasn't interested in assistance and would make payments online. Borrower had prior FB plan that ended in X/XXXX due to non payment on scheduled date. No recent contact. Last attempt via Dialer was on X/XX/XXXX. No borrower response.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX as unemployment. Borrower previously stated on X/XX/XXXX that she was just now returning to work with delayed pay. She first mentioned unemployed due to XXXX impact on X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX indicated subject property was owner occupied. The current property condition is unknown.

432583885	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX XX due to reduction in income with the borrower put on Forbearance XX/XX/XXXX. The borrower was able to continue to make the payments.

REASON FOR DEFAULT: The reason for default reduction in income

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433243091	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower updated mailing address X/XX/XXXX. Borrower indicated X/X/XXXX impacted by XXXX. Payment deferral completed X/X/XXXX, X/XX/XXXX and X/XX/XXXX. Borrower inquired about monthly statement X/XX/XXXX. Last contact X/XX/XXXX inquiring about property inspection.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431958735	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would be making a payment that Friday. The borrower appears to be cooperative during noted conversations. The borrower requested assistance in X/XXXX and was approved for three one-month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to temporary unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958014	XXXX 24M PHCH	4/1/2021	3/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower made payment. X/XX/XXXX borrower replacing NSF payment. RFD was car accident and had to rent a car. X/XX/XXXX borrower questioning escrow payments. Borrower has had X NSFs in the last XX months. X/XX/XXXX borrower stated affected by XXXX, but no details. Last contact with the borrower was X/XX/XXXX, stated did not have funds available for the payment he made. Borrower is over extended.

REASON FOR DEFAULT: Over extended.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433245112	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when Step Rate payment change was discussed. On X/XX/XXXX borrower wanted to make a phone payment since she was receiving an online error. Servicer advised since borrower had X prior NSF payments at this time she would need to send payment via certified funds. Borrower had X more NSF's since this date. Loss Mit was last active in X/XXXX when borrower received a X month payment deferment for XXXX assistance.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as financially impacted due to XXXX XXXX. Borrower stated her state officials have approved quarantine thru XXXX, XXXX so she was out of work and unable to make monthly payments. It is unclear if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and property condition are unknown.
432584040	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated in X/XXXX that RFD was due to unemployment due to the XXXX. FB plan was approved from X/X/XX - X/XX/XX; plan extended from X/XXXX - X/XXXX. Borrower called in on X/XX/XX upset that the payment drafted from an incorrect account causing overdraft fees and was advised payment cannot be processed with account not provided and without consent to use the account. Last contact was in X/XXXX, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: Unemployment due to the XXXX and reduced income (self-employed).

FORECLOSURE: No FC activity found.

BANKRUPTCY: Multiple BK filings. BKXX filed on XX/XX/XXXX has been dismissed as of X/XX/XXXX and terminated X/XX/XXXX. Prior BKXX filed X/XX/XXXX was dismissed on X/XX/XXXX, and a prior BKXX was dismissed X/XX/XXXX, filing date not available.

PROPERTY: No property issues found. Current occupancy is unknown, borrower stated in X/X/XXXX that he has a new mailing address (XXX XXXXcellus Place #X, Garfield, NJ XXXXX).

TITLE ISSUES: Water/Sewer lien noted in X/XXXX. Taxes were paid and confirmed current with no prior delinquency on X/X/XXXX. Property confirmed redeemed on X/XX/XXXX. NJ tax certs (X) are reflected on title report.

433243172	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower confirmed payment had been sent. X/XX/XXXX borrower affected by XXXX and X month deferral approved. Borrower made payments during this time resulting in deferral being spread over more than X consecutive months. Borrower did not provide a specific RFD. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243783	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Step rate notification was sent on X/XXXX. Borrower called to discuss the rate change in X/XXXX. Escrow analysis statement was sent in X/XXXX and X/XXXX. NSF was processed in XX/XXXX, borrower also failed to make payment in X/XXXX. Demand letter was sent in X/XXXX. RFD is unknown. Borrower called in X/XXXX (last contact) to schedule X payments to bring the loan current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244438	XXXX 24M PHCH	4/30/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has made numerous dialer attempts to contact the borrower over the last X years with no success. Loan was rolling XX days delinquent in XXXX with borrower bringing account current X/XXXX. Loan has been paid as agreed since that time and is presently current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432583430	XXXX 24M PHCH	5/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower's spouse who agreed to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower has been in regular communication with the servicer throughout the past XX months. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to having surgery and resulting medical bills. Also due to unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect roof repairs that occurred in X/XXXX but no indication of an insurance claim filed. No indication of damage or ongoing repairs.
433244893	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has made dialer attempts to contact the borrower over the last X years. The only contact was X/XX/XXXX with borrower indicating affected by XXXX. Servicer attempted loss mit assistance but borrower brought loan current the next month. No RFD default was provided. Loan has been XX days delinquent in the last year and has been paid as agreed for the last X months.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432584277	XXXX 24M PHCH Gap	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower hardship noted X/X/XXXX due to unemployment. Borrower stated X/XX/XXXX has found new employment, however income has decreased, workout assistance refused X/XX/XXXX. Borrower inquired about XXXX assistance X/XX/XXXX but continued payments. Borrower inquired about payment forgiveness X/X/XXXX. Borrower stated X/XX/XXXX returned to work; account remains current since reinstatement XXXX XXXX. Last contact X/XX/XXXX borrower requested statement.

REASON FOR DEFAULT: Borrower unemployment. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BKX filed X/XX/XXXX; discharge date unknown.

PROPERTY: Property occupancy is unknown. No property damage noted.

433241943	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior X month XXXX deferral X/X/XXXX to X/X/XXXX due to income curtailment/unemployment. Comments show the borrower's sister has assisted her on some of the payments since that time. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. Payments are made at the end of each month and loan is current.

REASON FOR DEFAULT: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433241892	XXXX 24M PHCH	4/1/2021	3/3/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent from XXXX XXXX until cured in XXXX XXXX, hardship was due to timing of paychecks and borrower declined to discuss loss mitigation. XXXX XXXX delinquency is due to unemployment. Loss mitigation application submitted X/X/XXXX, borrower declined repay plan and additional review is pending. Last contact X/X/XXXX, no promise to pay is noted.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

432585215	XXXX 24M PHCH Gap	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower set auto-payments up at a branch in X/XXXX, but funds weren't withdrawn. Borrower declined payment assistance in X/XXXX, and authorized her son on the account. Servicer set up auto-draft payments to start in XX/XXXX, but borrower struggled with NSF payments over the next few months. Servicer offered a pre-approved trial mod plan in X/XXXX, and a modification was completed in X/XXXX. Borrower set up auto-draft payments to start in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: Co-borrower is deceased. Income curtailment, excessive obligations (covering utilities expenses for two properties)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432583287	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts to contact since that time. The borrower usually makes payments via the servicer's IVR. The borrower appears to be cooperative during noted conversations. The borrower requested payment assistance due to XXXX in X/XXXX and was approved for a X month deferral. The loan was also modified in X/XXXX as part of a settlement, though the details of what lead to the settlement were not noted. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and work impact due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582606	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with minimal contact prior to XXXX XXXX NSF return. Borrower advised that XXXX XXXX that bank was changed and reinstated. There are X additional NSF returns with no new hardship noted and last X NSFs have been replaced in month due. Borrower canceled ACH X/XX/XXXX, reinstated it XXXX XXXX. Last contact X/XX/XXXX request for copy of XXXX.

REASON FOR DEFAULT: Bank change

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433241898	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Dispute received in XX/XXXX, servicer notes that they updated and suppressed reporting in X/XXXX due to FB plan. As of XX/XX/XXXX, borrower called in stating that they made X payments in the month of XX/XXXX and two of them were applied to as principal curtailments. The borrower wanted payments reversed and reapplied. Funds reversed and reapplied the same month. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242467	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX Borrower reports online they have been impacted by XXXX, a deferral is completed. No further contact with the borrower is recorded. X/XXXX XXXX relief expires.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584088	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Payment history research review requested by new BK XXXX as of XX/XX/XXXX, multiple BK adjustments noted, most recent one completed as of XX/XX/XXXX, no other details provided. Borrower noted a impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX. Forbearance extended in XX/XXXX and as of XX/XX/XXXX for another X months each, plan completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, filed on XX/XX/XXXX, discharge date not provided, other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432583013	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a payment be deleted that was made online accidentally. The borrower usually makes payments via the servicer's website. The borrower appears to be cooperative during noted conversations. The borrower indicated in X/XXXX that they were impacted by XXXX but no indication of workout options offered. The borrower was also offered forbearance options in X/XXXX but no formal offer was noted. The loan is current but has had brief periods of default in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to payroll being late. The borrower also indicated in X/XXXX that they were impacted by the XXXX XXXX No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582187	XXXX 24M PHCH	5/24/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower requests a deferral, they are advised one is not available and a repayment plan is offered. XX/XXXX Borrower requests a repayment plan, no notes found indicating a plan was approved. X/XXXX Borrower reinstated the account without assistance after being referred to FC. No further significant activity was found. Borrower has not been very responsive. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. XX/XXXX Change of payment. XX/XXXX Illness of family member.

FORECLOSURE: X/XXXX File is referred to FC, reinstated X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX Claim checks IAO $XX,XXX and $XXXX are received for flood damages that occurred on X/XXXX. Another check IAO $XXXX is referenced in XX/XXXX. Notes in X/XXXX show loss draft is being closed due to lack of contact, but as of X/X/XXXX competition of repairs has not been verified.

432583079	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX borrower called to make payment and RFD of excessive obligations, no details. Borrower has always provided the same RFD and finally gave additional details of being a single mother. Borrower has refused loss mitigation and has kept promises to make payments, but struggles. Last contact other than making payments was X/XX/XXXX, making payments and providing the same RFD.

REASON FOR DEFAULT: Single mother, with insufficient income.

FORECLOSURE: Reviewed for foreclosure in XX/XXXX, but never referred to XXXX.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585402	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX XX due to temporary reduction income. The borrower was able to continue to make the payments.

REASON FOR DEFAULT: The reason for default was reduction in income

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432583202	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in due to difficulty logging into the online account. The borrower was in need of copies of their XXXX statement. The co-borrower appears to be cooperative during noted conversations. The notes from X/XXXX indicate that the borrower is deceased. Workout options were offered to the borrower in X/XXXX and X/XXXX but were declined. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness and the primary borrower being deceased. Was also out of work in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959077	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about the status of the modification that was being implemented at that time. The loan was modified in X/XXXX and has remained current since that time. The loan has also had three one-month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The borrower first began requesting XXXX relief options in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being unemployed. Said spouse and son also help with the payment but they were out of work too. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583465	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, borrower promised to catch up by end of the month. RFD was excessive obligations. X/XX/XXXX RFD was two of her children had lost their jobs. This was the last contact other than making payments.

REASON FOR DEFAULT: Curtailment of income and excessive obligations have been the RFDs provided by the borrower.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243398	XXXX 24M PHCH	5/1/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, making payment. RFD on XX/X/XXXX was ill family member. X/X/XXXX borrower unemployed. X/X/XXXX still unemployed and waiting for unemployment funds. Borrower never submitted documentation for loss mitigation. XX/XX/XXXX borrower called for amount due and reinstated loan. Unable to determine source of funds or if borrower has returned to work.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583989	XXXX 24M PHCH Gap	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to default XXXX XXXX. Borrower called to schedule reinstatement X/XX/XXXX and remained current until missed payment XXXX XXXX, promise kept to cure in XXXX XXXX. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied. No property issues found.

432583459	XXXX 24M PHCH	5/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone, would not provide a RFD on the call. The borrower has been in regular contact and often makes payments over the phone. The loan is current but has had periods of default over the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and a death in the family. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243707	XXXX 24M PHCH	6/1/2021	3/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to late payment XXXX XXXX. Borrower makes bulk payments to pay loan ahead with curtailments, most recently reinstated XXXX XXXX. There is no borrower contact in the last X years, no hardship is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583776	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower expressed interest in loss mit on X/XX/XX stating RFD due to husband getting paid late. Demand letter was sent in X/XXXX. Trial plan review was initiated but borrowers were ineligible for the plan, cannot afford the modified payment. Co-borrower called in XX/XXXX to schedule a payment and was advised of repayment plan and home preservation. RFD due to excessive obligations. Last contact was in X/XXXX co-borrower requested XXXX for XXXX. Loan is current.

REASON FOR DEFAULT: Excessive obligations, borrower gets paid late.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432584022	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX; no payments received from X/XXXX - X/XXXX (payment in X/XXXX returned due to NSF). Loss mit letters were sent. Borrower called in X/XXXX upset that the auto draft stopped (due to NSF in X/XXXX) stating that she was not notified that payment was returned and stated that she would pay $X,XXX on X/XX/XX then another large payment in XXXX. Borrower was advised of loss mit options, borrower wanted to do a payment plan stating she would be able to pay $X,XXX but was advised not enough for a X month repayment plan. Loan was brought current in XX/XXXX. Last contact was in X/XXXX, borrower called in for payment/fee inquiry.

REASON FOR DEFAULT: Auto draft stopped due to NSF in X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582669	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is set up. XX/XXXX Borrower requests XXXX FB extension. As of X/XX/XXXX the assistance package is incomplete with borrower still stating they are in need of assistance. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in X/XXXX (filing date not found). XX/XX/XXXX BK is discharged.

PROPERTY: No property issues found.

432584887	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Borrower hardship noted X/XX/XXXX due to borrower illness; had two heart attacks. Loan confirmed reinstated X/X/XXXX. Last contact X/XX/XXXX scheduled payment.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244951	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about an escrow refund in X/XXXX, and gave a promise to pay in X/XXXX after claiming servicer calls were harassing him. Only other contact was in X/XXXX when borrower gave a promise to pay and declined to provide a hardship reason.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585076	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about available retention options in X/XXXX, but declined assistance. Servicer made monthly dialer attempts, and solicited a X-month trial mod plan in X/XXXX. Borrower accepted the offer that month and scheduled all three trial payments. Borrower confirmed no XXXX impact in X/XXXX, and verified plan status. The modification was completed in X/XXXX, and borrower set up auto-draft payments. Last contact was in X/XXXX regarding insurance claim funds.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower received insurance funds iao $XX,XXX for storm/hail (roof) damage in X/XXXX; DOL was X/XX/XXXX. Claim was classified as monitored, as loan was delinquent. Borrower asked about an inspection in X/XXXX, but funds were released that month as the loan was current. Unable to verify current condition.

433243709	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower advised of lender-placed insurance X/XX/XXXX; advised would see coverage. Borrower stated X/X/XXXX impacted by XXXX; inquired about property taxes. Payment deferral completed X/XX/XXXX, X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

431957131	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was waiting on XXXX funds to reinstate account in X/XXXX. Borrower made a double payment by phone in X/XXXX. Borrower made a monthly payment in X/XXXX, and also scheduled a future payment in X/XXXX and in XX/XXXX. Borrower accepted a verbal repay plan in XX/XXXX, and accepted a X-month fresh start plan in X/XXXX after requesting XXXX assistance. Borrower continued to make monthly phone payments, and discussed the XXXX mod terms in XX/XXXX. Servicer processed the modification in X/XXXX, but effective dated a payment to XX/XXXX; reason unknown. Borrower set up auto-draft payments in X/XXXX.

REASON FOR DEFAULT: Deaths in the family, funeral expenses. XXXX impact, not working part time job

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242009	XXXX 24M PHCH	6/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX, RFD borrower unemployed. Borrower agreed to verbal repayment plan to bring the loan current, then called on X/X/XXXX stating wanted a deferment, which servicer stated was unable to do. That was the last contact with the borrower. Unable to determine source of funds to reinstate the loan or if the borrower has returned to work.

REASON FOR DEFAULT: Unemployment in X/XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242500	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is current until XX/XXXX, after several NSF payments. No contact is noted but workout package was returned complete XX/X/XXXX, all retention workout options denied. Demand letter sent XX/XX/XXXX. On XX/XX/XXXX contact with borrower to discuss options, RPP not an option because the payment is too high for borrower's income, RFD is curtailment of income. Referred to FC X/X/XXXX. Borrower was put on repayment plan during the XXXX FC hold but didn't reinstate. After FC resumed borrower contacted the servicer and on XX/XX/XXXX reinstatement funds were posted. Loan has remained current since then.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: Referred to FC X/X/XXXX. File put on hold X/X/XXXX until chain of title confirmed then on X/X/XXXX put on XXXX hold, hold ended XX/X/XXXX and FC resumed. Borrower reinstated XX/XX/XXXX and FC action was ended.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

433242451	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower gave a promise to pay in X/XXXX and in X/XXXX. Borrower made a phone payment in XX/XXXX and in X/XXXX. In X/XXXX, borrower scheduled a payment for the following month. No requests for payment assistance. Loan reinstated in X/XXXX, and borrower verified the due date.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957665	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month deferral from X/X/X-XX to X/X/XXXX due to co-borrower medical issues and income reduction. He received a X month XXXX deferral due to continued medical issues with the co-borrower and income curtailment. Loan was brought current X/XXXX and is presently current. The borrower has been very cooperative with the servicer with last contact X/X/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and co-borrower medical issues.

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432584577	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower inquiring about the website. The reason for default was excessive obligations. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was excessive obligations.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433243579	XXXX 24M PHCH	5/1/2021	4/2/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower X/X/XXXX, making payment. Borrower stays in contact with servicer and keeps promises. declined any type of loss mitigation until deferral was done. First RFD was X/XX/XXXX, work was slow. X/XX/XXXX, RFD was borrower had been in the hospital. X/XX/XXXX borrower's business shut down due to XXXX. Last contact on XX/XX/XXXX, stated would send payment and hung up on servicer.

REASON FOR DEFAULT: Business affected by XXXX. Unable to determine if borrower is back to work.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage

432584114	XXXX 24M PHCH Gap	7/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: There is little borrower contact last X years due to bankruptcy, all payments made through trustee. Account has been contractually current since XXXX XXXX, last contact X/XX/XXXX inquiry about payment application. Hardship is not noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/X/XXXX, XX-month plan confirmed XX/X/XXXX, claim pain in full and case discharged X/XX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433243174	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment. XX/XX/XXXX borrower requesting loss mitigation due to medical issues, borrower also going to explore options with government agencies to reduce payment. Borrower stated would be unemployed for a few months due to the health issues. Deferral approved in X/XXXX. Borrower sent an FB plan X/XX/XXXX, which had a balloon amount of $X,XXX.XX, servicer advised estimate only, unable to determine how resolved. Borrower has made monthly payments since the end of the deferral. Last contact with the borrower X/X/XXXX, making payment.

REASON FOR DEFAULT: Borrower off work due to health issues. Unable to determine when returned to work.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

433244299	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was offered a deferral in XXXX but never received as signature and other info on the document was not legible. She was granted a X month XXXX deferral for the X/X/XXXX and X/X/XXXX payments due to income curtailment. She had an NSF X/XXXX and recently received a loan mod effective X/X/XXXX. She has been cooperative with the servicer with last contact X/XX/XXXX regarding the mod. Borrower has made the first X payments on the mod and loan is current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

432582917	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in due to problems registering and logging into the website. Discussed the amount due and offered to troubleshoot the problem but the borrower disconnected. The notes show the borrower usually pays via the servicer's IVR. The notes show the borrower's son is authorized. The borrower and son have been in regular contact throughout the past XX months and the loan is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being in the hospital and illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242806	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. Servicer made an attempt to contact borrower on X/X/XXXX that was unsuccessful. Loss Mit was last active X/XXXX. Borrower previously declined work out assistance in X/XXXX and X/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower unemployed. Comments in XX/XXXX indicated borrower's business failed due to XXXX XXXX effective X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432583927	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make a payment in X/XXXX but was able to make X payments the following month to bring the loan current. Borrower also failed to make a payment in X/XXXX but was able to bring the loan current in X/XXXX. RFD is unknown. Minimal contact is noted; borrower called in on XX/X/XX stating that he received a notice about the transfer and was advised of the transfer date of XX/X/XX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957193	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer offered a repayment plan which started X/X/XXXX and ran until X/X/XXXX. Borrower on X/XX/XXXX expressed interest in a deferral, servicer advised need workout packet. As of X/X/XXXX servicer received an incomplete workout packet, as of X/XX/XXXX servicer received a complete workout packet. As of X/XX/XXXX appears servicer approved a FB plan as income supports payments, borrower wanted a deferral and appears declined the FB plan. New workout packet received XX/X/XXXX. On X/XX/XXXX servicer advised borrower that FB approved again as income supports payments, borrower got upset and said will refinance. Nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433244591	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Sporadic pay in XXXX but current since X/XXXX. First contact on XX/XX/XXXX, no RFD captured. Loan was current in X/XXXX when borrower requested assistance (although pmts made late most months) and remained current. In X/XXXX borrower was offered a X month FB plan but the borrower made all of the payments. Loan is now current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

433243699	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

430573481	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with foreclosure on hold and borrower completion of a trial plan with prior servicer, RFD is not noted. Mod was finalized XXXX XXXX and account remained current with no ongoing contact until request for XXXX assistance XXXX XXXX due to work shutdown. Timely payments resumed in XXXX XXXX with occasional contact for phone payments, borrower refuses to discuss account further. Last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment.

FORECLOSURE: Referred to foreclosure prior to review period. Sale set for X/X/XXXX was postponed to X/X/XXXX and then canceled due to modification, case dismissed.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582177	XXXX 24M PHCH Gap	5/15/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired X/X/XXXX if loan could not be escrowed. Borrower hardship noted X/XX/XXXX due to borrower illness; medical expenses. Servicer notes X/XX/XXXX borrower failed Stip to Mod. Borrower reinstated loan X/XX/XXXX. Borrower has ongoing medical issues and reduced income, hospitalized X/X/XXXX. Husband medical issues restated through history. Borrower stated XX/XX/XXXX looking to reinstate with XXXX. Borrower stated X/X/XXXX helping son with house. Borrower indicated X/XX/XXXX son was out of work since XXXX. X-month repayment plan offered XX/XX/XXXX. Plan confirmed kept X/XX/XXXX to cure, last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/X/XXXX had some plumbing repairs.

432583053	XXXX 24M PHCH	4/1/2021	3/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about the amount due and agreed to a payment over the phone. The borrower has not been responsive to attempts to contact since that time and the loan is now delinquent. The notes reflect little contact with the borrower throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. Hardship appears to be ongoing based on the present loan status.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957881	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make an escrow only payment over the phone. No further details were noted and the borrower has not been responsive to attempts made since that time. The loan is current but has had sporadic payments over the past XX months. A X months deferral was completed in XX/XXXX but the loan rolled delinquent after the deferral was completed. The loan was also modified in XX/XXXX after successfully completing a trial period plan. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958830	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about late fees on the account and an escrow analysis in X/XXXX. Borrower submitted a request for late fee forgiveness in X/XXXX; servicer declined to waive valid fees. Borrower made a phone payment in X/XXXX. Borrower requested a payment plan in X/XXXX, and servicer offered a six-month verbal repay plan. Borrower gave a promise to pay in XX/XXXX, and failed the plan that month. Borrower gave a promise to pay in X/XXXX, and changed insurance carriers in X/XXXX. Co-borrower reported a XXXX hardship in X/XXXX, but declined to apply for assistance. Co-borrower made phone payments in XX/XXXX and in X/XXXX. No further contact.

REASON FOR DEFAULT: Reduced income, XXXX impact-borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957883	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month XXXX deferral from X/X/XXXX to X/X/XXXX due to income curtailment from self employment as an XXXX. Loan has been XX+ days delinquent recently due to extended problems. The borrower has been cooperative with the servicer with last contact X/X/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NO FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433244786	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to follow up on the status of the deferral. The notes show three one month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. The borrower began requesting assistance due to impact from XXXX in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX and unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582591	XXXX 24M PHCH Gap	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX after starting a new job. No new hardship provided XXXX XXXX. Borrower requested XXXX assistance XXXX XXXX, deferral paid loan ahead to XXXX. Payments resumed in XXXX, no reason give for missed XXXX XXXX payment. Account is current since reinstatement XXXX XXXX, last contact X/XX/XXXX to update email address.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, house is very old and there are always repairs, latest due to termites. As of XX/XX/XXXX, spouse had to change jobs, delay in commission check. RFD per notes on XX/XX/XXXX, spouses hours were cut in half.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per notes on XX/XX/XXXX.
432582435	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD illness of co-borrower. Last contact with borrower was X/X/XXXX inquiring about insurance checks. Borrower not responsive to collection efforts.

REASON FOR DEFAULT: Only RFD was in X/XXXX and was illness of co-borrower.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: X/X/XXXX borrower called about loss claim for water damage that occurred on X/X/XXXX. Appears loss was below amount for required inspections so checks were endorsed and sent to borrower. Two checks received, X for $X,XXX.XX and the other for $XXX.XX.

431959227	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX making payment. X/X/XXXX RFD was borrower on disability. Trial plan set up on X/X/XXXX, X/XX/XXXX borrower was going to have to get assistance from children to make payments as payment too high. Last contact with borrower was X/X/XXXX about modification terms and returning signed documents but comments reference document already being returned.

REASON FOR DEFAULT: Borrower is on disability.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583585	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The notes show the loan has been reviewed for a modification but denied two times. once in XX/XXXX and again in X/XXXX. A full reinstatement was received in X/XXXX but the loan had a brief period of default since that time. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243797	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was advised of upcoming interest rate change and refinancing and mod on X/XX/XX. ARM rate/payment change notification was sent on X/XX/XX. Escrow analysis statement was sent in X/XXXX and X/XXXX. Borrower called in X/XXXX to inquire about XXXX deferral assistance he submitted online. Borrower explained that the property is rented and both renters are self-employed and not working due to XXXX. Deferral was processed in X/XXXX and X/XXXX. Last contact was on X/XX/XX, borrower requested an additional month for deferral stating that the renters were still being impacted by XXXX. Deferral for X payment was processed in X/XXXX. Loan is current.

REASON FOR DEFAULT: Lack of rental income due to XXXX -XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582577	XXXX 24M PHCH Gap	5/1/2021	4/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to request for XXXX assistance in XX/XXXX. Payments resumed in XXXX XXXX, borrower requested additional assistance in XX/X/XXXX, servicer advised proof of hardship was required. Borrower advised at last contact X/XX/XXXX that she was returning to work and would not proceed with application.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per data tape.
432583737	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make payments on the loan. Demand letter was sent in X/XXXX. Co-borrower stated in X/XXXX that RFD was due to death in the family and she was out on disability and had a reduction in income. A X month trial plan was approved effective XX/X/XX. Broken plan in X/XXXX due to NSF. RFD due to curtailment of income. File was referred to FC in X/XXXX. A X month trial plan was approved effective X/X/XX; completed in X/XXXX, loan brought current. Borrowers were not interested in a mod. FC was removed for additional collections. Loan was service released in X/XXXX, welcome letter was sent on X/X/XX. Last contact was in X/XXXX, co-borrower scheduled a payment stating RFD due to medical issues. Loan is current.

REASON FOR DEFAULT: Illness, excessive obligations, curtailment of income, death in the family.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement; FC case dismissed.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

431957132	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was XXXX in XXXX and has been XXXX delinquent in the last XX months due to NSF returns not replaced in month due. Borrower is in contact to replace payments but declines to discuss hardship or financials. Last contact X/XX/XXXX to reinstate X payments.

REASON FOR DEFAULT: Borrower refuses to inform

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583501	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make the monthly payments. MI notice of default was filed on X/XX/XX. Borrower called in X/XXXX to schedule a payment stating RFD due to medical expenses. Borrower was approved for a X month trial plan effective XX/X/XX but declined the plan on X/XX/XX stating that he would be bringing the loan current on his own. Loan was brought current in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Medical expenses/illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433243960	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to request XXXX for XXXX. Borrower stated in X/XXXX that his office closed due to XXXX; further explained in X/XXXX that he is self-employed and business is dead; only source of income is social security benefits. A deferral was approved for X payments; processed in X/XXXX - X/XXXX. Escrow analysis statement was sent on X/X/XX. Borrower submitted a XXXX questionnaire on X/XX/XX (last contact) and stated that he went over the XXXX survey and is all caught up and good to move forward. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583801	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make payments on the loan but were able to bring the loan current. Demand letter was sent in X/XXXX. Borrower called in XX/XXXX to schedule a payment indicating RFD due to excessive obligations and curtailment of income; not interested in loss mit. Intent is to retain the property. Trial mod review was initiated but borrowers did not meet the eligibility requirements. Borrower stated in XX/XXXX that RFD was due to medical expenses and getting testing done, also had additional expenses and would try to make X payments. Borrower had a surgery scheduled in X/XXXX. Last contact was in X/XXXX, co-borrower scheduled a payment to bring the loan current.

REASON FOR DEFAULT: Medical expenses due to illness, excessive obligations, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433244523	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower gave a promise to pay in X/XXXX, but had an NSF payment that month. Co-borrower sent a double payment the following month through XXXX to reinstate. Co-borrower set up auto-draft payments in X/XXXX, and said she never authorized auto-draft payments in X/XXXX, stating she wanted to set the draft payments up on a separate account. Servicer verified no error, and a payment refund was declined. Co-borrower requested XXXX assistance in X/XXXX, and servicer completed a X-month deferral. Co-borrower notified servicer of a change in insurance carriers in X/XXXX, and made a phone payment in X/XXXX. Borrower sent in cashier's checks for a separate account in X/XXXX, which were mistakenly applied to the subject loan. Servicer corrected the error in XX/XXXX, and set up auto-draft payments. Co-borrower called about the other account in X/XXXX, and notified servicer of borrower death in X/XXXX.

REASON FOR DEFAULT: XXXX impact; co-borrower unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242473	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Servicer notes borrower affected by XXXX X/X/XXXX; but still able to maintain payments. Payment deferral completed X/X/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584806	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on an active repay plan in XX/XXXX, but requested payment assistance due to an ongoing hardship. Loan was contractually current. Servicer asked borrower to clarify several items on the hardship application in X/XXXX, and servicer approved a trial mod plan. Borrower accepted the offer, and made a plan payment in X/XXXX and in X/XXXX. Borrower verified the plan was completed in X/XXXX, and asked about taxes in X/XXXX. Borrower also reviewed modification terms with servicer in X/XXXX, and the mod was completed in X/XXXX. Borrower also set up auto-draft payments in X/XXXX. Loan transferred servicing in X/XXXX, and borrower verified auto-draft payments were active in X/XXXX.

REASON FOR DEFAULT: Income decreased; borrower is on permanent disability/fixed income due to illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584329	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they would make payment via web.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432583820	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, could not commit to payment as recently switched jobs. Not interested in loss mitigation. X/X/XXXX RFD was unemployment. Loss mitigation opened complete package received X/XX/XXXX, underwriter had questions and borrower never responded. Last contact X/XX/XXXX, borrower had been borrowing funds to make payments but had exhausted resources. Still has not responded to loss mitigation or taken steps to move forward.

REASON FOR DEFAULT: Borrower unemployed as of X/X/XXXX, unable to determine current status.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585486	XXXX 24M PHCH	5/1/2021	3/26/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: In X/XX/XXXX borrower is eligible for a flex mod, sent offer. Borrower called X/XX/XXXX and accepted mod offer and trial plan, first payment received X/XX/XXXX. All plan payments made and plan noted to be completed on X/X/XXXX. Borrowers are now divorced so they needed divorce decree, need to get quit claim from wife or she has to sign mod. Mod sent out X/XX/XXXX but included wife. QCD got recorded, new mod agreement sent XX/X/XXXX. Signed mod returned and system updated XX/XX/XXXX, X pmts posted so loan is current. Notary seal was illegible so new signatures needed in X/XXXX. Borrower missed a couple of payments early on, X/XX/XXXX RFD car accident, didn't need any assistance. Makes up the payments and current by X/XXXX. Late again in XX/XXXX but no contact, RFD not noted. Loan has been current since X/XXXX.

REASON FOR DEFAULT: Car accident, unexpected expenses

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

432582971	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined assistance multiple times, most recently in XX/XXXX. Loan reviewed for mod in XX/XXXX, denied for mod as of XX/XX/XXXX due to mod P&I greater than P&I at that time. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, but borrower stated they would get caught up on their own, no loss mit related to XXXX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wife, who was authorized by borrower, called about a letter. She was advised that insurance letter was received, no other details provided.

REASON FOR DEFAULT: Curtailment of income, excessive obligations and family illness.

FORECLOSURE: Loan placed on FC referral hold as of XX/XX/XXXX for service transfer scheduled for XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in California XXXXs disaster area as designated by XXXX as of XX/XX/XXXX, expired on XX/XX/XXXX, no property damage noted. No other property issues noted.

433243127	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made phone payments in X/XXXX, in X/XXXX and in X/XXXX. Monthly phone payments continued through X/XXXX. Borrower paid at the end of the month in X/XXXX, and reported a XXXX hardship that month. Servicer granted a X-month deferral beginning in X/XXXX. Borrower resumed phone payments in X/XXXX, and asked about an equity line in X/XXXX; servicer advised borrower to contact a lender. Sporadic phone payments continued. Borrower requested a XXXX statement in X/XXXX, and made phone payments over the next two months.

REASON FOR DEFAULT: XXXX impact, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432583760	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the amount due and then made a payment via the servicer's IVR. No further contact with the borrower despite attempts made. The loan is current but has had brief periods of delinquency in the past XX months. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate the borrower filed a chapter X bankruptcy that was discharged. Unable to determine case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583899	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mods noted on XX/XX/XXXX, most recent mod had effective date of XX/XX/XXXX, no other details provided. Borrower noted as deceased as of XX/XX/XXXX, death certificates for both borrowers received on XX/XX/XXXX, XXXX confirmed as Successor in Interest as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if account was escrowed and requested payoff statement, advised it was escrowed.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Tax discrepancy noted in XX/XXXX, taxes paid to wrong parcel, payment refunded to escrow of borrower as of XX/XX/XXXX, no other details provided. No other property issues noted.
432584731	XXXX 24M PHCH	4/1/2021	3/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to pay by phone. Borrower hardship noted X/XX/XXXX due to excessive obligations. 3rd party (son) confirmed payment XX/XX/XXXX. Borrower stated X/X/XXXX planning on making payment within grace period. Borrower stated X/XX/XXXX wife has passed; adding daughter to account. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584095	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower provided loss mit options in XX/XXXX, but borrower stated they would bring account current on their own, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, borrower declined assistance, no loss mit related to XXXX noted. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $XX,XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wife was asked if they need assistance, borrower wife stated no, no other details provided.

REASON FOR DEFAULT: Curtailment of income and family illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433245172	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified auto-draft payments were active on the account, and requested a XXXX statement in X/XXXX. Borrower authorized her brother on the account in XX/XXXX, and reported a XXXX hardship in X/XXXX. Servicer approved a X-month deferment beginning that month. Borrower verified the X/XXXX payment was deferred, and inquired about an escrow shortage in X/XXXX. NSF payment in X/XXXX, and borrower made a phone payment in XX/XXXX. Borrower sold a property in the XXXX (formally rented), but funds were delayed; borrower wanted to use sale proceeds to reinstate. Borrower requested a deferral in XX/XXXX and made a phone payment. Borrower continued monthly phone payments through X/XXXX, and submitted a regulatory dispute in X/XXXX; nature of dispute was not stated.

REASON FOR DEFAULT: XXXX impact, tenants are not paying

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433242384	XXXX 24M PHCH	3/15/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has struggled with payments for the past XX months, demand letters going out several times. Contact is made with the borrower several times but no RFD captured. In XX/XXXX borrower is approval for a X month deferral bringing the loan due for XX/XX/XXXX. Borrower made the first payment on XX/XX but it was NSF on XX/XX. Borrower didn't make another payment until X/X/XXXX, has made two more but last paid X/XX/XXXX. There has been no contact with the borrower about defaulting after the deferral agreement.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity other than demand letters

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. On XX/XX/XXXX borrower called about getting insurance check endorsed, amount unknown, cause and date of loss not captured. Letter in file says claim payment was $XXXX and acknowledges repairs completed. BPO dated X/XX/XXXX shows home in good condition, no visible damage.

432583994	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated in X/XXXX RFD due to excessive obligations and intent is to retain the property. Loss mit letters were sent in X/XXXX, X/XXXX and X/XXXX, no response from borrower. Last contact was in XX/XXXX, borrower inquired about status of claim check disbursement and was advised that it was sent the day before. Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $X,XXX was received on XX/XX/XXXX for Wind/Hail damage that occurred on XX/XX/XXXX. The borrower stated in XX/XXXX that there was roof damage. Due to the loan being current at the time loss was reported, claim check was endorsed and sent to the borrower on XX/X/XXXX. Another claim check was received on XX/XX/XXXX iao $X,XXX which has also been endorsed and sent to the borrower. Claim file was closed as of XX/XX/XXXX. No details regarding repairs provided. Property verified as owner occupied in XX/XXXX.

433243055	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised of the total amount due to bring account current in XX/XXXX. Borrower requested the due date be changed per notes on XX/XX/XXXX. Servicer advised that the borrower would need to pay the XX/XX/XXXX payment before the loan could be reviewed for a due date change. Borrower advised of the total amount due in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, unexpected expenses. Borrower in the hospital as of XX/XXXX. Co-borrower ill as of XX/XXXX.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432585491	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's authorized son (ATP) made a phone payment in X/XXXX. Retention options were denied in X/XXXX due to negative NPV. The son tried to make a payment in X/XXXX, but was denied due as the loan had been referred to foreclosure. The son reinstated the account in X/XXXX, as was advised to be a confirmed successor in interest before he could be reviewed for retention options. The son made phone payments in X/XXXX and in XX/XXXX. The son asked about hazard insurance in XX/XXXX, and made phone payments in XX/XXXX and in X/XXXX. The son made phone payments to reinstate in X/XXXX. All subsequent payments were also made through phone pay. Loan transferred servicing in X/XXXX, and the son requested a document showing the principal balance as of X/XXXX. No further contact.

REASON FOR DEFAULT: Both borrowers are deceased, and left no will. ATP illness

FORECLOSURE: Referred X/XX/XXXX. NOS sent for recording X/XX/XXXX, and sale was scheduled for XX/XX/XXXX. ATP reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy; the son stated property was occupied in XX/XXXX, but the son resides in CA

TITLE: Property is a manufactured home, taxes as XXXX. No recorded statement of intent, and the manufactured home was never titled, with no affidavit of affixation. Servicer attempted to contact the son to proceed with court action to correct, but the son was unresponsive.

432584186	XXXX 24M PHCH Gap	5/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a verbal repay plan to reinstate account XXXX XXXX. Borrower maintains contact throughout continued XX-day delinquency, hardship due to assisting daughter with expenses and job change, borrower declines to discuss loss mitigation. Last contact XX/XX/XXXX: hardship is spouse unemployment and emergency pet expenses. Most recent reinstatement posted XXXX XXXX.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to XXXX XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432585459	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called X/X/XXXX and X/XX/XXXX and made payment by phone. Borrower inquired about payment X/XX/XXXX; servicer advised of Mod workout. Borrower called to make payment X/XX/XXXX and XX/X/XXXX. Borrower inquired about payment increase XX/X/XXXX. Borrower asked X/XX/XXXX about demand letter. Borrower advised of service release X/XX/XXXX. Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

432583889	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower promising to make a payment. The borrower was impacted by XXXX XX due to reduction in income with the borrower put on Forbearance XX/XX/XXXX. The borrower was not approved for a Mod and reinstated the loan with X payments made in XX/XXXX.

REASON FOR DEFAULT: The reason for default reduction in income

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433242375	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: First and only contact XX/XX/XXXX, asking how long loan had been with current servicer. Borrower has not responded to any collection efforts.

REASON FOR DEFAULT: No RFD ever provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433242847	XXXX 24M PHCH	6/22/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and paid by phone at the end of the month. Borrower continued this pattern through X/XXXX. Borrower gave a promise to pay in XX/XXXX, and in X/XXXX and X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month deferral. Borrower paid by pone in XX/XXXX, and made two phone payments in XX/XXXX. Borrower requested a XXXX statement in X/XXXX. Subsequent payments have been made through the IVR system.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585364	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, loan in FC on hold for loss mit. Borrower was approved for a trial plan on XX/XX/XX and made all the X trial payments but the mod was rejected in X/XXXX due to the witness signature date did not match the borrower's signature date. Mod was reprinted but due to the length of time it took to finalize the mod, the loan fell behind and since the mod payments were not satisfied the mod was cancelled. Co-borrower stated in XX/XXXX that RFD was due to divorce and expressed interest in loss mit also wanted to make a payment, was advised of active FC. Loss mit review was initiated and a X month trial plan was approved effective X/X/XX. Trial plan was completed in X/XXXX and loan was modified effective X/X/XX; FC file closed. NSF was processed in XX/XXXX. Loan was service released in X/XXXX; welcome email was sent on X/X/XX. Last contact was in X/XXXX, borrower called to make a payment. Loan is current.

REASON FOR DEFAULT: Divorce

FORECLOSURE: File was in FC when history began in XXXX, referral date not available. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583929	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. RFD: medical/illness. Borrower called in X/XXXX to schedule a payment, also inquired about the corona virus, call was transferred, no details provided. Last contact was on X/X/XX, borrower called to schedule a payment, also requested insurance information. Escrow shortage payment was received on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX/not surrendered, no additional details provided.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433243367	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has struggle to make payment for past XX months. On X/XX/XXXX RFD was borrower medical situation, borrowers get SSA check on XXth. Non obligated spouse is handling the payments, borrower is very ill, but he's unauthorized on the account, was asked repeatedly if borrower could get on the phone and authorize them to talk with him but he always says she is either in the hospital or is too sick to talk with them. Workout started and in XX/XXXX borrower was approved for a step rate mod beginning at X.XX% for X years and stepping up X%/year to X.XX% final rate. Borrower was angry about the step rate and accused the servicer of trying to take his house. Around XX/XX/XXXX borrower passed away. Spouse provided court docs showing he is SII and he reinstated the loan in XX/XXXX. He has remained current since then.

REASON FOR DEFAULT: Illness and death of borrower

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

431958920	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about payment processing in X/XXXX, and about credit reporting in X/XXXX. Borrower gave a promise to pay in X/XXXX, and had an NSF payment the following month. Borrower reported a XXXX hardship in X/XXXX, and servicer completed a two-month deferment. Borrower asked about how to pay down the deferred balance in X/XXXX. Borrower asked about assistance options in X/XXXX, but servicer said her only options were to liquidate the property.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242893	XXXX 24M PHCH	5/10/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower inquired about refinancing. Servicer advised they don't do that and referred her to search locally. Servicer also advised her loan IR would adjust to X% in the next year. No attempt to contact borrower was made after this date for borrower's payments remained on time. Loss Mit assistance ended X/XXXX after X month deferment was completed.

REASON FOR DEFAULT: No recent payment default. RFD was last noted in X/XXXX as borrower's income effected due to XXXX. Borrower stated on X/XX/XXXX she had not been working but was back to work part time at this time. It is unclear is borrower has since returned to full time employment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432584824	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped paying in late XXXX as she was trying to refinance, and was told not to pay; borrower declined payment assistance. The refinance was not completed as scheduled in XX/XXXX. In X/XXXX, borrower declined assistance, and was looking to liquidate her retirement or other assets to reinstate. Servicer solicited a X-month trial mod plan in X/XXXX, but borrower wanted to consider the options. Borrower also authorized her daughter on the account in X/XXXX. Servicer offered another trial plan in X/XXXX, which borrower accepted. The daughter asked about XXXX assistance available after modification in X/XXXX, and servicer reviewed the borrower's options. No further contact with any party. The modification was completed in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583183	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, RFD, change of job. XX/XX/XXX RFD was excessive obligations, no interested in loss mitigation. X/XX/XXXX bank account had been compromised. Last contact X/X/XXXX borrower affected by XXXX, but now back to work. Borrower has declined any type of loss mitigation.

REASON FOR DEFAULT: Main RFD has been excessive obligations.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584429	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved for and set up for X month forbearance plan as of XX/XX/XXXX. Borrower wanted to apply for mod at same time, was advised to apply online, no other details provided. Borrower requested further assistance in XX/XXXX, was advised of extension of forbearance plan, borrower indicated interest in refinancing loan, was advised loan would need to be current, no other details provided. Loan reinstated in XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX, forbearance extension noted as not needed as of XX/XX/XXXX since account was current, forbearance plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called with XXXX agent for information on account, no other details provided.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433242735	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate the servicer has been working with the borrower since XXXX on loss mit options. RFD provided as self employed income curtailment. Borrower initially declined the loan mod offer from the servicer X/XXXX. Servicer granted a X month XXXX forbearance for the X/X/XXXX-X/X/XXXX payments. Borrower completed a trial plan and servicer granted a loan modification X/XXXX. Servicer made adjustments X/XXXX for the modification and borrower has made the first X payments. The borrowers have been cooperative with the servicer with last contact X/X/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
431959067	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An unauthorized third party (borrower's daughter and SII) called about late fees on the account in X/XXXX; the UATP is one of the authorized successors-in-interest (SII) of the trust. The UATP submitted an account authorization request in X/XXXX. UATP intended to keep the property, and was in the process of transferring the deed to her name. The UATP requested XXXX assistance in X/XXXX, but servicer couldn't discuss without a quit claim deed or account authorization. Payments have been submitted through the website. UATP called about documentation needed for authorization in XX/XXXX, and again in X/XXXX. UATP gave a promise to pay in X/XXXX, and discussed authorization documentation again in X/XXXX.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
432583127	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the co-borrower called in to make a post-dated payment over the phone and provided a RFD. No further contact since that time despite noted attempts by the servicer. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to having to pay taxes. Was also listed as medical bills in XX/XXXX. Noted in X/XXXX as due to illness and a death in the family. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242760	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Annual PMI disclosure letter was sent in X/XXXX. Borrower called in X/XXXX requesting to drop the PMI insurance, a task was submitted, no additional details. Borrower called in X/XXXX indicating that she was not working due to XXXX. Deferral was approved for X payments, processed in X/XXXX - X/XXXX. Last contact was in X/XXXX, borrower still impacted by XXXX but would be returning to work on X/XX/XX and won't be having any issues once she returns to work. Loan is current. Annual PMI disclosure letter was sent in X/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582547	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower's husband called requesting XXXX XXXX form. Loss Mit assistance was provided in X/XXXX for XXXX impact via a X month deferment. Prior Loss Mit RPP was refused on XX/X/XXXX. Incomplete XXXX letter last sent to borrower X/XX/XXXX for continued hardship review.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as unemployment due to XXXX XXXX. Unemployment was first mentioned on X/XX/XXXX. Prior RFD was noted on XX/X/XXXX as too many bills and husband's self employed business income was slow.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432584984	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact wit borrower X/XX/XXXX, RFD business failure, verified owner occupied. Borrower accepted a X month trial plan but only made one payment. Loan referred to FC XX/X/XXXX. Borrower was being put on trial plan and FC was put on hold XX/XX/XXXX. It is noted that borrower didn't complete the plan and FC resumes. Borrower is offered another trial plan to mod XX/XX/XXXX. Plan is completed X/XX/XXXX. Mod approved X/X/XXXX and docs sent out X/X/XXXX. Borrower returned signed mod and system was updated X/XX/XXXX. Borrower missed payments in XX/XXXX and X/XXXX but no contact was made, RFD is unknown. Loan is now current.

REASON FOR DEFAULT: Business failure, income curtailment

FORECLOSURE: Loan referred to FC XX/X/XXXX. FC put on loss mit hold XX/XX/XXXX then off hold XX/X/XXXX and complaint filed XX/XX/XXXX. FC on loss mit hold again XX/XX/XXXX. FC closed/dismissed after mod completed in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified and inspections show owner occupied.

432583847	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with the borrower has been limited to payment arrangements. No recent loss mit activity noted. The most recent contact was on X/XX/XXXX when borrower made a phone payment. Subsequent payments have been made through the website.

REASON FOR DEFAULT: X/XXXX Curtailment of income and illness of family member. X/XXXX Spouse is out of work due to the XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432582717	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when servicer called for payment. Borrower was driving and stated would pull over and check account for online payment and the phone line was disconnected. Next payment posted X/XX/XXXX. Telephone contact attempts have been made to borrower since this date with no success. The last attempt was made on X/XX/XXXX. Loss Mit was last discussed XX/X/XXXX and borrower advised assistance wasn't needed at this time.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as husband thought the wife paid already. Previous RFD was noted on XX/XX/XXXX as excessive obligations and in X/XXXX as unemployment due to XXXX for borrower. Spouse is the only income.

FORECLOSURE: No FC activity found. Loss Mit FC letter was sent to borrower on X/XX/XXXX. However, FC was not initiated due to XXXX XXXX. Account was brought current in X/XXXX when borrower made X payments to reinstate the loan.

BANKRUPTCY: No recent BK activity found. However, borrower had a prior BK chapter XX filed in XXXX that was discharged. The details of BK are unknown.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432582863	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The notes show the borrower submitted a XXXX application online and a X month deferral was completed in X/XXXX. The loan has had periods of delinquency since that time but is now current. The loan was also reviewed for a modification in XX/XXXX but was determined to be ineligible. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583043	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to request a late charge waiver and the servicer agreed to waive late charges due to impact on XXXX customers. The notes show the borrower usually makes payments via the servicer's website. The loan is current but has had sporadic payments over the past XX months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment since X/XXXX and excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584109	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active loss mit review at start of contact history, set up for forbearance plan as of XX/XX/XXXX, approved for trial mod as of XX/XX/XXXX, forbearance plan completed as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, signed final mod received from borrower as of XX/XX/XXXX, XXXX flex mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, plan extension letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower stated still impacted by XXXX and requested further assistance in XX/XX/XXXX, was advised as of XX/XX/XXXX that they would need to submit full loss mit application, incomplete mod package letter sent as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of total amount due, borrower was under the impression that no payments were due until XX/XXXX, was advised she was not under any programs, no other details provided.

REASON FOR DEFAULT: Curtailment of income, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583608	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower called to make payment, no RFD. Trial plan approved X/XX/XXXX, X payments of $X,XXX.XX starting X/X/XXXX. Signed modification received X/XX/XXXX. XX/XX/XXXX, borrower missed the XXXX payment and RFD was excessive obligations. XX/XX/XXXX RFD, curtailment of income, but no details. X/XX/XXXX, which was last contact, borrower was unemployed, time period not given, now back to work.

REASON FOR DEFAULT: Borrower has used multiple RFDs, but would appear that they can not afford payments. Made only X payment after modification before loan was delinquent again.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583742	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to finish setting up automatic payments. Was advised takes some time to set up internally. No further contact with the borrower and the loan has remained current since that time. The borrower fully reinstated the loan in XX/XXXX by borrowing funds from his parents. Prior to that, the borrower had requested a modification but was denied by the investor. The borrower began requesting workout options in X/XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582196	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called with Homeowners Insurance question. Servicer consistently attempts to contact borrower via telephone. Servicer made last telephone contact attempt on X/XX/XXXX with no success. Loss Mit was last active X/XXXX when loan was modified.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as unemployment. It was previously noted on XX/XX/XXXX that unemployment and prior slow business was due to the XXXX XXXX. It is unknown if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Current property condition is unknown. Borrower had a prior Insurance claim for wind/hail in XXXX that is closed.
433242769	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on a verbal repay plan in X/XXXX; loan was current at the time. Borrower scheduled future payments in X/XXXX and in X/XXXX. Borrower verified a pending payment in XX/XXXX, and set up auto-draft payments in XX/XXXX. Borrower verified payment receipt in X/XXXX, and asked about payment assistance in X/XXXX. Borrower reported a XXXX impact in X/XXXX and cancelled auto-draft payments. Servicer granted a X-month deferral beginning that month. Borrower made a phone payment in X/XXXX, and set up auto-draft payments to begin the following month. Borrower called about a fraudulent mod offer in XX/XXXX, and changed auto-draft bank accounts in X/XXXX, to start the following month. Last contact was in X/XXXX when borrower reported bank fraud.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242077	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower submitted an online XXXX notification in X/XXXX and was approved for a X payment deferral (processed in X/XXXX and X/XXXX. Last contact was in XX/XXXX, borrower called in to inquire about the tax information he received and was advised that it was because the information in the system is not matching with the IRS records. As of X/XXXX, borrower's TIN and name combination still does not match IRS records per IRS TIN matching results. No further details. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583844	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call where the authorized third party said she is making a payment that day via the website. The loan has remained current and no further contact since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to thinking the loan was sold. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585563	XXXX 24M PHCH Gap	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay by mail in X/XXXX. No other contact with prior servicer. Loan transferred servicing in X/XXXX. New servicer made several phone attempts that month.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied, not able to verify current condition
432583679	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. 3rd party XXXX (husband) stated on X/X/XX that he would pay at the branch; RFD due to curtailment of income. Intent is to keep the property. Mod review was initiated in X/XXXX but mod was denied due to borrower did not meet the mod eligibility requirements. XXXX XXXX was advised on X/X/XX that he was not authorized on the loan but it was verified that he is a signor on the security instrument and also signed the mod. XXXX XXXX stated in X/XXXX that the reason they were behind on the loan was because he was given the wrong information during the mod process ( in XXXX) and accused XXXX of not being honorable or reputable by lying about what was stated on a phone call and not admitting it. XXXX XXXX also accused XXXX of harassment because of the number of calls he's received and threatened to record all the calls and involve his XXXX. Notes in XX/XXXX indicates that the issues had already been addressed in XXXX and that the response remains the same, that he was not advised that he would get a deferral as he had indicated because deferral was not an option and they were not notified of the possibility to pay the trial period payment at a later date because that is not a viable or formal option; and the concern regarding the calls were within compliance. Issues confirmed resolved on X/XX/XX; XXXX XXXX was advised that the X late fees that caused the loan to be delinquent or negatively impacted the credit score were waived. Loan was service released in X/XXXX. XXXX XXXX called in on X/XX/XX and was advised not authorized on the loan, borrower confirmed that they could release information to XXXX XXXX, service transfer was discussed, XXXX XXXX was pleased to hear about the transfer and informed that he's been authorized on the loan since XXXX and for some reason over the last X months he keeps being told that he's no longer authorized and wants no more calls. XXXX impact was discussed in X/XXXX; excessive obligations and reduction of income due to XXXX. X payments were deferred on X/XX/XX. Last contact was in X/XXXX for general inquiry. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX, curtailment of income, servicing issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433243691	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower pays at the end of each month. Borrower scheduled three months of payments in X/XXXX, and again in X/XXXX. Payment scheduled continued in XX/XXXX, in X/XXXX, and in X/XXXX. Borrower continued to schedule future payments ever few months. No reason given for the missed payment in X/XXXX. Last contact was in X/XXXX when borrower scheduled an additional two payments.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582972	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower X/XX/XXXX. RFD, curtailment of income. XX/XX/XXXX borrower requested assistance and options were discussed. RFD, borrower on commission and payment has been slow and veterinarian bills. XX/X/XXXX borrower stated not interested in loss mitigation, after submitting a partial package. X/XX/XXXX RFD was curtailment of income, works in XXXX. Refused loss mitigation. Last contact XX/X/XXXX, RFD was paycheck not received.

REASON FOR DEFAULT: Borrower has provided the same RFD for the last XX months. Borrower works on commission and reduction in income.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583998	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower missed a few payments in XXXX but was able to make additional payments to bring the loan current. Loss mit letters were sent in X/XXXX and X/XXXX, borrower was also advised of loss mit options in X/XXXX. Borrower stated on X/XX/XX that RFD was due to oversight. Last contact was in XX/XXXX, borrower called to make a payment.

REASON FOR DEFAULT: Oversight.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583540	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in regarding a letter received advising the previous payment was short. Discussed the payment change and the current payment due amount. The borrower then hung up. The borrower appears to have been combative in previous conversation and has refused to provide a RFD. The loan is current but has had sporadic payments and periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history as the borrower has refused to provide it. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584162	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. Borrower approved for X payment repayment plan as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated she was unable to keep up with repayment plan due to having to pay other bills. Repayment plan was rescheduled and borrower was advised of convenience fee. Repayment plan completed as of XX/XX/XXXX. No other loss mit activity noted.

REASON FOR DEFAULT: Medical bills and borrower illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583486	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD wasmaritall problems. Borrower did not live in the home, x-wife did and she was to be making the payments. XX/X/XXXX borrower started process for loss mitigation, but then called and cancelled. Borrower has provided the same RFD, divorced, x-wife lives in the home and is supposed to make the payments. Then X/X/XXXX received XXXX relief request from 3rd party stating borrower lost job and ill with XXXX, unable to determine if this is the x-wife. Deferral granted. Contact since that time has been with 3rd party. Last contact X/XX/XXXX, inquiring about amount due, borrower ill.

REASON FOR DEFAULT: RFD was x-wife was to be making payments until XXXX relief was requested. Prior to that there had been no contact with anyone other than the borrower. Since that time all contact has been with an authorized 3rd party.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431957744	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding a document that was sent but no further details were noted. The borrower has also set up ACH payments starting in X/XXXX. The borrower appears to be cooperative during noted conversations. The loan has been on and off of ACH due to returned payments in the past XX months. The notes reflect two deferrals completed in X/XXXX and X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX as due to a death in the family and X/XXXX due to loss of income from reduced hours at work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower called on XX/XX/XXXX and indicated they filed an insurance claim and would send in a claim check. No indication that a claim check was received and no details regarding the cause of damage or date of loss. The borrower indicated in XX/XXXX that the repairs were completed and confirmed that again verbally in X/XXXX and X/XXXX. No further indication of damage or ongoing repairs.
432584535	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan. Borrower stated in X/XXXX that she was injured at work and on workman's comp but would be going back to work in a week's time, pending dXXXXor's approval. FB plan was approved for a X payments effective X/X/XX; plan completed X/X/XX. Borrower was then approved for a trial mod effective XX/X/XX. Broken plan in XX/XXXX, paid less. Borrower called in X/XXXX to schedule a payment; declined loss mit. Intent is to retain the property. RFD due to curtailment of income and death in the family. File was referred to FC on X/XX/XX. FC file was closed in X/XXXX due to reinstatement. Borrower continues to struggle making the monthly payments but able to bring the loan current. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Family unemployment due to XXXX, borrower illness, death in the family, curtailment of income.

FORECLOSURE: File was referred to FC on X/XX/XXXX. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583735	XXXX 24M PHCH Gap	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: Active BKXX as of XX/XX/XXXX. POC filed on XX/XX/XXXX in the amount of $XX,XXX.XX. TOC filed on XX/XX/XXXX.

PROPERTY: No evidence of property issues found in comments. Owner occupied per notes on XX/XX/XXXX.

431958359	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to pay that was kept. Last Loss Mit activity was in X/XXXX when borrower's XXXX assistance via deferment ended. No recent attempt to contact borrower.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as borrower was laid off due to XXXX XXXX. It is unclear if borrower has since returned to work. Borrower previously stated on X/XX/XXXX RFD as curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
431957324	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower set up a payment for X/XX/XXXX that resulted in NSF on X/X/XXXX. Servicer made contact attempt on X/X/XXXX that was unsuccessful. Loss Mit prior offered X/XXXX but borrower stated he would bring account current on his own.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX as waiting on pay period. Borrower appears to be over obligated. Borrower previously stated on X/XX/XXXX that he was a contractor and has to wait for client checks to come in.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided.
431959433	XXXX 24M PHCH	4/15/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower made a phone payment. LPI has been set up on borrower's loan. Borrower stated on X/XX/XXX she would shop for her own Insurance. Unknown if borrower has since obtained own insurance. Loss Mit repayment plan was last discussed XX/X/XXXX and borrower stated she would consider it but nothing was set up. Borrower had prior XXXX assistance via a X month deferral beginning X/XX/XXXX. Borrower has been unresponsive to recent Dialer attempts.

REASON FOR DEFAULT: RFD was noted on X/X/XXXX as employment impacted by XXXX XXXX but did not indicate if income reduced or job loss.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
432584519	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency. Prior Flex MOD offered in X/XXXX was declined. Flex MOD approved XX/XX/XXXX the trial plan completed XX/XXXX through X/XXXX. Loan modified in X/XXXX, income documents not required. Account is XXXX Xin the last XX months with no updated contact or hardship. Last contact X/XX/XXXX borrower and servicer discussed the MOD details.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Loan referred to FC X/XX/XXXX, which was closed X/X/XXXX at time first legal had been filed.

BANKRUPTCY: No BK activity found

PROPERTY: NA
432583719	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection calls or multiple trial plan offers in XXXX. First contact noted XX/XX/XXXX after foreclosure referral, borrower accepted a preapproved trial XXXX-XXXX XXXX and paid $XXXX for all X trial payments XXXX XXXX. Borrower advised X/XX/XXXX that coborrower is deceased and she was handling the payments. Mod execution was delayed for new documents, finalized XXXX XXXX with full reinstatement posted in XXXX XXXX. Account remains current with ACH starting XXXX XXXX, last contact X/XX/XXXX request for website assistance.

REASON FOR DEFAULT: XXXX RFD: unknown. XXXX RFD: death of coborrower XXXX XXXX

FORECLOSURE: Foreclosure initiated XX/XX/XXXX, title is clear. Case on hold due to moratorium, closed after mod completion.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied.

433244038	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/X/XXXX, making payment. When contact made borrower commits to payment and keeps promise. X/X/XXXX borrower called regarding XXXX relief, no RFD. XX/XX/XXXX borrower upset about late fees, borrower consistently pays after grace period.

REASON FOR DEFAULT: No RFD has ever been provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583373	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to see if could skip a payment and said if not possible, will make a payment by the XXth. The notes do not reflect a review of the deferral request and no further contact since that time. A three month deferral was processed in X/XXXX but has had brief periods of delinquency since that time. The borrower appears to be cooperative with workout discussions and during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX and unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter XX bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584439	XXXX 24M PHCH Gap	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive after XXXX XXXX default until XXXX XXXX request for reinstatement amount, X-of-X payments made, no hardship provided. Trial was paid XXXX-XXXX XXXX but borrower failed to return final mod docs and account remains chronic XX+ delinquent with no contact since X/XX/XXXX, HOA foreclosure was initiated X/X/XXXX, servicer reinstated HOA X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations RFD code, details unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582517	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact. Servicer attempts to call the borrower on a regular basis.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.

432584455	XXXX 24M PHCH	6/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for X month repayment plan as of XX/XX/XXXX from XX/XXXX to XX/XXXX, set up for forbearance plan at same time. Forbearance plan noted as completed as of XX/XX/XXXX. No other details provided regarding repayment plan. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to confirm total amount due, accepted paperless billing option.

REASON FOR DEFAULT: Borrower illness and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432582286	XXXX 24M PHCH	4/21/2021	3/23/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact. Servicer does attempt to call the borrower but does not receive a callback.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.

433243969	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Spouse verified the payment amount in X/XXXX. Spouse requested XXXX assistance in X/XXXX, and servicer granted a X-month deferral.XXXXprogram denied borrower assistance in XX/XXXX, as borrower didn't meet the program qualifications. spouse requested a WX form in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact; borrower works as an XXXX for XXXX services and had not been working

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter XX, dismissed XX/XX/XXXX

PROPERTY: Owner occupied

431959243	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: There was no contact notated in the comments.

REASON FOR DEFAULT: The reason for default is unknown.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432582943	XXXX 24M PHCH	7/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/X/XXXX borrower called to make payment, RFD, curtailment of income. No details. X/XX/XXXX borrower inquired about XXXX assistance, he was working, but concerned wife XXXX lose her job. X/X/XXXX, borrower deceased and co-borrower called to discuss next steps and discuss possible loss mitigation. Last contact X/X/XXXX, bank had frozen bank account.

REASON FOR DEFAULT: Borrower deceased as of X/X/XXXX. Prior RFD was curtailment of income.

FORECLOSURE: Loan being reviewed for referral, but placed on hold due to service transfer.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243073	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX stating would make payment by end of week. No RFD. X/XX/XXXX borrower stated payment was drafter from bank in X/XXXX, but not posted to loan, borrower to research and provide proof. Last contact on XX/X/XXXX, making payment. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT: Borrower has never provided RFD.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582991	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make payments on the loan but able to bring the loan current; stated in X/XXXX that wife makes the payments and was not sure why the loan was not being paid. Borrower was offered a X month trial plan effective X/X/XX, XX/X/XX and XX/X/XX but plans were deleted due to no acceptance or payments received from the borrower. Borrower rejected the mod on XX/X/XX stating that he would bring the loan current. Last contact was in X/XXXX, borrower stated that he would make a payment on the XXth. Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433243234	XXXX 24M PHCH	5/30/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: An authorized third party tried to pay by phone in X/XXXX, but was not an authorized signor on the checking account. Borrower reported a XXXX hardship through the website in X/XXXX, and servicer approved a FB plan. Borrower requested additional XXXX assistance in X/XXXX; servicer offered a FB extension, but borrower declined, and made a phone payment to reinstate the account in X/XXXX. Subsequent payments have been made through the website. Borrower removed daughter-in-law authorization from the account in X/XXXX.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432583147	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to change a scheduled payment to include all late fees. The borrower appears to be cooperative during noted conversations. The notes reflect a three month deferral completed in X/XXXX. The borrower began requesting assistance due to XXXX in X/XXXX. The loan is current but has had brief periods of delinquency since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to XXXX XXXX and curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958840	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, two month deferment granted. As of XX/XX/XXXX, borrower still unable to make payments, and servicer advised that they could defer one additional payment. Borrower added his wife as an authorized third party on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated would make a payment by the end of the month.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower's employment impacted by XXXX. Borrower stated he works as an XXXX on XX/XX/XXXX and work is still slow. Borrower still not working full-time as of XX/XXXX. Borrower also advised that he and his wife both had XXXX.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
432582499	XXXX 24M PHCH Gap	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX was not working; back to school. Borrower stated X/XX/XXXX was off work for X months; borrower illness. X-month repayment plan offered X/XX/XXXX and again X/XX/XXXX. Borrower stated XX/X/XXXX working less hours; income decreased. Repayment plan offered XX/X/XXXX. Borrower called to stop payment X/XX/XXXX. Borrower inquired about bi-weekly payments X/XX/XXXX. Borrower stated X/XX/XXXX would make payment online; most recent reinstatement posted in XXXX XXXX. Last contact X/XX/XXXX regarding insurance claim.

REASON FOR DEFAULT: Borrower unemployment. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower notes insurance claim X/XX/XXXX for.$X,XXX due to water damage, proceeds released to borrower X/XX/XXXX without inspection. XXXX disaster area noted X/XX/XXXX.
432584426	XXXX 24M PHCH Gap	5/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent with limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment, no hardship provided. Account is current since reinstatement XXXX XXXX, last contact to confirm payment XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244337	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's daughter called in to advise the borrower passed away in X/XXXX and would send in the death certificate. No further contact since that time despite noted attempts and no confirmation of receipt of the death certificate noted. The loan is current with brief periods of default throughout the past XX months. The notes are not clear who is making the payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The notes indicate the borrower is deceased.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584796	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower making a payment. The borrower approved for a Mod that was processed XX/XXXX. The Hardship for the Mod was reduction of income due to work being slow. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

432582607	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. X/XXXX Account is being skip-traced. XX/XXXX A repayment plan is set up, broken X/XXXX. X/XXXX Another plan is being setup. X/XXXX Borrower reports they have been impacted by XXXX, deferral paid loan ahead to XXXX XXXX. Borrower requested extension X/XXXX but did not submit an application and fully reinstated XXXX XXXX. Account remains current last X months, last contact XX/XX/XXXX.

REASON FOR DEFAULT: XX/XXXX Unemployment. X/XXXX Illness of mortgagor. X/XXXX XXXX XXXX shutdowns.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583029	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, an unauthorized third party called in to advise the borrower is deceased and that he is the successor. Wanted to verify the last payment sent. Was not authorized at the time so information was not provided. The notes indicate the death certificate was received in X/XXXX. No further contact made despite noted attempts. The loan is current but has brief periods of delinquency in the past XX months No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD is due to the death of the borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is listed as owner occupied. No indication of damage or ongoing repairs.
432583584	XXXX 24M PHCH	4/1/2021	3/26/2021	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make payments on the loan. Demand letter was sent on XXXX/XX. Authorized 3rd party XXXX (son) called in on XX/XX/XX to schedule a payment indicating RFD due to excessive obligations and curtailment of income; not interested in loss mit but accepted a promise to pay plan. Intent is to retain the property. 3rd party (son) called in X/XX/XX to discuss XXXX impact stating tenants not paying. XXXX deferral was approved for X payments, processed on X/XX/XX. Pre-FC loss mit letter was sent in X/XXXX; 3rd party (son) called to schedule a payment stating RFD is due to illness of borrower. Borrower death noted in X/XXXX. Last contact was in X/XXXX, 3rd party called regarding a letter they received, no details provided. Loan is currently delinquent, last payment was received in X/XXXX.

REASON FOR DEFAULT: illness/medical expenses, curtailment of income due to XXXX, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433244795	XXXX 24M PHCH	5/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received work out assistance via X month deferment plan after borrower submitted an online XXXX notification X/X/XXXX stating his job was impacted by XXXX XXXX. The specific job impact is unknown. Servicer consistently attempts to contact borrower monthly with no success. The last attempt to contact was made on X/XX/XXXX. There has been no verbal contact with borrower.

REASON FOR DEFAULT: RFD was noted on X/X/XXXX as XXXX job impact via online borrower submission.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
432582902	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to make a payment over the phone. The payment brought the account current and the loan has remained current since that time. The notes indicate the primary borrower is deceased. The notes reflect a payment dispute in XX/XXXX due to the borrower thinking they weren't past due. Unable to find confirmation that the dispute was resolved but the loan is now current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a payment dispute. Also due to the primary borrower being deceased. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter XX bankruptcy was filed in X/XXXX and dismissed in XX/XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583268	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower usually makes payments over the phone or via the servicer's IVR. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to issues at their bank. Also due to excessive obligations in X/XXXX. No further details were noted. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584255	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined assistance in XX/XXXX. Reinstatement payment set up on XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $XX,XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called for copy of billing statement so he can make payment, co-borrower scheduled payment.

REASON FOR DEFAULT: Curtailment of income, excessive obligations and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432583934	XXXX 24M PHCH	7/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower called in X/XXXX to make X payments, also accepted a X month repayment plan with a down payment due on X/XX/XX. RFD - helping daughter. Broken plan in X/XXXX - paid less. Borrower called in to schedule a payment in XX/XXXX and was advised of all options including retention and liquidation. Intent is to retain the property and RFD is due to excessive obligations. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Excessive obligations - helping daughter.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583611	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, son makes payments and just had a new baby. X/XX/XXXX RFD was excessive obligations. XX/XX/XXXX which was the last contact, RFD illness of borrower. Little contact with the borrower other than making payments. Loan originated as a 2nd home.

REASON FOR DEFAULT: Most recent RFD was illness of borrower.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582872	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about the maturity date and said will make the payment by the first week in XXXX. The borrower appears to be cooperative. The loan has had periods of delinquency in the last XX months but the borrower was able to fully reinstate the loan in X/XXXX. The borrower has requested workout assistance due to XXXX multiple times, the most recent in XX/XXXX. The loan was approved for a three month deferral in X/XXXX after an earlier request was made and the borrower also requested another deferral in XX/XXXX but was denied. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was due to impact from XXXX and loss of work from being a self-employed XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242082	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower inquired if request to change monthly due date had been approved. Servicer advised it was still under review. The original request to change the due date was submitted in XX/XXXX. Loss Mit work out was last discussed XX/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income. It was previously stated as Divorce on X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property occupancy was last noted on X/XX/XXXX as owner occupied. Current property condition is unknown.
432585457	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to make payments through XXXX. In X/XXXX RFD was excessive obligations and income curtailment, workout decision that borrower was eligible for mod, borrower put on X month trial in X/XXXX. Mod was approved and sent out, to be effective XX/X/XXXX. Borrower never returned the signed mod. No contact is noted but on XX/XX/XXXX a three month repay plan is approved and mod workout resumes but it's deleted on XX/XX/XXXX due to no response/payment from borrower. Loan referred to FC on X/X/XXXX. Another mod was offered X/XX/XXXX and borrower put on trial plan. Borrower made trial payments and trial considered complete. Mod docs sent out X/XX/XXXX. Borrower returned signed mod and system updated X/X/XXXX. Borrower was current after mod throughout XXXX. In XX/XXXX borrower called, wife has been ill. Loan current since X/XXXX.

REASON FOR DEFAULT: Income curtailment, family illness

FORECLOSURE: Referred to FC X/X/XXXX. FC was dismissed when borrower completed trial plan in X/XXXX.

BANKRUPTCY: No BK activity

PROPERTY: Borrower confirmed owner occupied.

431957157	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Also discussed statements and setting up a web account. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in X/XXXX due to XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The borrower also requested a modification in X/XXXX due to continuing hardship and was advised it was not an available option. The borrower appears to have started working with a third party advocacy group to resolve delinquency and request a modification in X/XXXX. The loan was eventually fully reinstated in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX and reduced income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584924	XXXX 24M PHCH	4/1/2021	3/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on repayment plan in X/XXXX, extended in X/XXXX but then it was withdrawn. Workout ended XX/X/XXXX. No contact noted to this point, no RFD. In XX/XXXX it is noted that X consecutive pmts were made and a repay plan is added through X/XXXX, still no contact, but was again withdrawn. Borrower was making regular payments and loan was current by X/XXXX. Borrower last paid X/XX/XXXX but no contact has been made regarding the XXXX and XXXX payments. Current XX days delinquent.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Investment, non owner occupied

432583978	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to inquire about XXXX assistance. Borrower explained that he is self-employed and business closed due to the XXXX. Borrower was approved for a X month FB plan but requested for the plan to be removed, stating in X/XXXX that he was trying to refinance and back to work and no longer needed the assistance. RFD in XX/XXXX was due to illness. Last contact was in X/XXXX, borrower called to inquire about ACH. Loan is current.

REASON FOR DEFAULT: Illness, unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244701	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer completed a X month deferral. No further loss mit requested. Limited contact after deferral. Last contact X/XX/XXXX borrower called in to confirm auto pay set up, servicer advised yes.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
432582342	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD was paying tuition. X/XX/XXXX borrower had been out of work, but expecting to return on X/XX/XXXX. X/X/XXXX borrower was back to work. XX/XX/XXXX door knock completed as borrower had been unresponsive to collection efforts, borrower was contacted but did not contact servicer.

REASON FOR DEFAULT: Borrower was unemployed for a short period of time and prior to that was paying tuition.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242408	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to go over the payment history and said a payment would be sent by X/XX/XXXX. The borrower appears to be cooperative during noted conversations. The borrower submitted a XXXX notification on X/X/XXXX requesting assistance and was approved for three one-month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX and job loss. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243451	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was home repairs, getting renter to help with expenses. XX/XX/XXXX RFD was excessive obligations. X/XX/XXXX borrower had been on disability, which ended. X/XX/XXXX business slow due to XXXX X/XX/XXXX borrower had questions about application for XXXX assistance. Last contact was X/XX/XXXX, borrower approved for deferral.

REASON FOR DEFAULT: Borrower has provided multiple RFDs. It would appear that borrower is over extended, further complicated by XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433244826	XXXX 24M PHCH	3/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	VI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan delinquent in X/XXXX. No contact with borrower be loan referred to FC on X/X/XXXX. Borrower called servicer on X/XX/XXXX to discuss options. RFD was damage to home because of XXXXs and had to repair out of pocket, verified owner occupied. Workout started, complete package received. Only option approved is repayment plan on X/XX/XXXX. Borrower made two payments then defaulted on the repay plan so it was cancelled and FC resumed XX/XX/XXXX. Borrower approved for repayment plan, XX mos at $XXXX ending X/X/XXXX. Plan is near end, loan is still three payments behind.

REASON FOR DEFAULT: Property damage, cost of repairs

FORECLOSURE: Referred to FC X/X/XXXX. Delay for missing AOM then on hold for loss mit but resumed XX/XX/XXXX when borrower defaulted on repay plan. Complaint wasn't filed before borrower was approved for another workout, FC on loss mit hold again X/XX/XXXX. FC still on loss mit hold.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied. On X/XX/XXXX borrower advised home had been damaged by XXXXs and that they had made the repairs. Comments make no mention of insurance claim. BPO dated X/XX/XXXX shows no damage.

432583678	XXXX 24M PHCH	8/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm the extra payment made was applied to principal. Was advised it was applied to payments and said could request a reversal if the borrower wanted. The notes do not reflect a reversal request submitted. The borrower has been in frequent contact and appears to be cooperative during noted conversations. A four month deferral was processed in X/XXXX. The loan is current but has had sporadic payments since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to still being impacted by the XXXX XXXX and borrower unemployment. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584324	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX. Co-borrower stated on XX/XX/XXXX that she would speak with husband about options to bring loan current and will call back to apply for forbearance plan. However, borrower was set up for forbearance plan by Servicer on XX/XX/XXXX, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX XXXX disaster area as designated by XXXX as of XX/XX/XXXX, expiration date of XX/XX/XXXX, no property damage noted. No other property issues noted.
432583493	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583616	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, works in construction and work slow. Borrower has provided the same RFD every time contacted. Borrower has made monthly payments, but was rolling XX until X payments were made in X/XXXX. Last contact X/XX/XXXX, making payment and providing an RFD of reduction in income.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243976	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT:. Account was performing prior to request for XXXX assistance XXXX XXXX. Borrower also inquired about a shortpay process with offer of $XX,XXX but failed to return documents and withdrew application X/XX/XXXX; timely payments resumed XXXX XXXX. Last contact X/XX/XXXX, borrower advised he was without income for X weeks but declined repayment plan offer and remains current.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432583061	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan appears to have been in skip until recently but the loan has remained current since that time. The notes indicate the borrower usually pays via the servicer's IVR. The loan has had periods of delinquency in the past XX months but is current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584362	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact until request for XXXX forbearance XXXX XXXX due to unemployment. Borrower fully reinstated at expiration XXXX XXXX and has since been XXXX delinquent in XXXX XXXX, no new hardship provided. Borrower kept promise to cure XXXX XXXX, last contact X/X/XXXX to request assistance with website login.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment and impact from the XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
433244283	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about his credit score in X/XXXX; borrower was on a verbal repay plan. Borrower requested a website password reset in X/XXXX, and had monthly contact with servicer between X/XXXX and XX/XXXX, usually through phone payments. Borrower made phone payments in X/XXXX and in X/XXXX, and requested XXXX assistance through the website in X/XXXX. Servicer deferred the following two months payments. Borrower made a phone payment in X/XXXX. Borrower asked about payment application in X/XXXX, and was told that one month's funds were applied to late funds; borrower asked servicer to reapply to payments, but servicer declined. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583653	XXXX 24M PHCH	5/1/2021	4/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Also offered ACH options. The borrower has not been responsive to attempts made since that time. The borrower has been cooperative in previous conversations. The loan is current but has had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582228	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with ongoing contact, multiple broken promises and no loss mitigation until request for XXXX assistance X/XXXX. Deferral paid loan ahead to XXXX XXXX, account remained delinquent until most recent reinstatement in XXXX XXXX. Last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment due to slow self employed business from XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/X/XXXX last indicated subject property was owner occupied.

431551432	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin in X/XXXX with active FC, filing date not known. borrower is making monthly trial payments. RFD not known. Mod was approved and mod completed in XX/XXXX. Borrower made a few payments then defaulted in X/XXXX. No contact, demand letter sent X/XX/XXXX. No contact, referred to FC XX/X/XXXX after XXXX hold ended. Borrower was contacted XX/XX/XXXX (outbound), RFD borrower RFD was unemployed but had not sought unemployment benefits, intends to keep property. Workout started. Mod approved XX/XX/XXXX and processed X/XX/XXXX with first due X/X/XXXX. Borrower has made three on time mod payments but went almost a year with no payments or contact with servicer until servicer contacted them.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: Referred to FC XX/X/XXXX, complaint filed XX/XX/XXXX. Service completed XX/XX/XXXX. Borrower filed answer with affirmative defenses, moved to litigation status. After borrower mod completed, FC was closed out.

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied

432583914	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX stating that he would not be able to make a payment because his job was impacted by XXXX. FB plan was approved from X/X/XX - X/XX/XX. FB plan extension was approved from X/X/XX - X/XX/XX. Borrower called in on X/XX/XX indicating RFD due to curtailment of income and excessive obligations due to the XXXX and inquired about options, borrower was offered a X month FB extension from X/X/XX - X/XX/XX; plan completed. Borrower called in on XX/X/XX stating hardship resolved and requested FB cancellation. Last contact was in X/XXXX, borrower called requesting assistance with obtaining tax form online. Loan is current.

REASON FOR DEFAULT: Curtailment of income and excessive obligations due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585497	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/XX/XXXX servicer notes they were reviewing a workout packet which was missing income documents; servicer had requested documents from borrower. Comments do not indicate documents were received. Servicer did offer a pre-approved MOD on X/X/XXXX; STIP plan ran from X/XXXX to XX/XXXX. The pre-approved MOD failed due to non payment. Servicer received a workout packet on X/X/XXXX and on X/XX/XXXX a repayment plan was set up; plan was for XX months. Borrower declined the repayment plan. On XX/XX/XXXX borrower requested a MOD, as of XX/X/XXXX servicer sent a pre-approved MOD to borrower. STIP plan ran form XX/XXXX to X/XXXX, plan completed and loan modified in X/XXXX due date rolled from X/XXXX to X/XXXX. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432582984	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower's spouse called regarding the payment made on the account. No further details of the discussion were noted. The loan has remained current since that time but has had periods of delinquency within the past XX months. The notes indicate the primary borrower is deceased. The spouse appears to be cooperative and has been offered assistance options in the past, but no confirmation that options have been approved. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of the primary borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583580	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, called about letter received. RFD was hardship, no details. Borrower agreed to multiple plans in XXXX, but never completed. Trial plan set up in X/XXXX. Modification approved and documents received X/XX/XXXX. Loan has been current since modification boarded. Last contact with the borrower X/XX/XXXX about modification.

REASON FOR DEFAULT: Only RFD ever furnished was hardship.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585256	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. XXXX incentive applied X/XX/XXXX. Borrower inquired how to make payment online X/XX/XXXX. Borrower scheduled payment X/XX/XXXX. Servicer advised X/XX/XXXX payment was returned due to account#.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432582253	XXXX 24M PHCH	6/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXX, borrower was unemployed due to illness and on disability. X/XX/XXXX borrower state payment in the mail, which was the last contact.

REASON FOR DEFAULT: Out of work in X/XX/XXXX. No recent RFD provided.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582592	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower upset with mortgage statement and disagreed with amount owing. XX/XX/XXXX RFD, does not receive pension check until the end of the month. This was the last contact with the borrower.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: Active foreclosure prior to BK, which was dismissed after BK discharged.

BANKRUPTCY: BKXX, case #XX-XXXXX. Discharged X/XXXX

PROPERTY: No evidence of property damage.

432582766	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was modified in X/XXXX. Missing comments prior to XX/XXXX. Borrower sent his payments to the prior servicer in X/XXXX, and declined to make a payment in X/XXXX until the missing payments from prior servicer were located; borrower made a double payment in X/XXXX, but continued to maintain a rolling delinquency. Borrower made a phone payment in X/XXXX, and continued to ask servicer about a payment sent to the prior servicer during his monthly phone payment. Borrower was advised to submit a dispute letter in XX/XXXX, and reported a XXXX impact in XX/XXXX but declined payment assistance. Borrower switched insurance carriers in XX/XXXX, and made a double payment to reinstate the account. No further contact. Borrower enrolled in auto-draft payments in XX/XXXX through the website.

REASON FOR DEFAULT: XXXX-not provided. XXXX-borrower had issues with loan transfer, sent payment to prior servicer; XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied
432583355	XXXX 24M PHCH Gap	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring BKXX performance. Borrower requested a XXXX hardship letter XXXX XXXX to cure post-petition arrears and has maintained contact throughout BK for phone payments, no updates to hardship noted. Account is contractually current since XXXX XXXX, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment due to XXXX government shutdown

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed X/XX/XXXX, XX -month plan confirmed X/XX/XXXX, debtor makes payments. Agreed Order entered XXXX XXXX for X months repayment of $XXXX arrears with strict compliance. NOD requested XXXX XXXX, cured XXXX XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

432584192	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account is XXXX delinquent in the last XX months, hardship unknown. Borrower is unresponsive for last X years and makes payments online, no contact is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
432584996	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and declined payment assistance. Borrower made another phone payment in X/XXXX, and servicer solicited a X-month trial mod plan in XX/XXXX. Borrower accepted the plan by making a payment, and requested notary information in X/XXXX. The modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX and opted out from servicer emails. Borrower made a double phone payment in X/XXXX to reinstate the account, then set up auto-draft payments. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Pay cut at current job, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585485	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and submitted a written dispute in X/XXXX. Servicer solicited a trial mod plan in XX/XXXX, but borrower didn't respond to the offer. Borrower requested payment assistance in X/XXXX, and servicer approved a trial mod plan in X/XXXX. Borrower made a trial payment by phone in X/XXXX and in X/XXXX. Borrower requested a notary referral for the mod execution in X/XXXX, and the modification was completed in X/XXXX. Borrower verified a pending loan transfer in X/XXXX; loan transferred the following week. No further contact.

REASON FOR DEFAULT: Medical bills, borrower on fixed income; spouse passed away in XXXX

FORECLOSURE: Referred X/X/XXXX, loss mit hold in X/XXXX. Modification was completed in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584417	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX, stated on XX/XX/XXXX that once payment posted if they needed repayment plan then Servicer would assist. However, it also states that borrower was set up for repayment plan as of XX/XX/XXXX and account status as repayment plan as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower discussed account and stated they would make payment via web and that co-borrower made payments on the account as well, no other details provided.

REASON FOR DEFAULT: Unexpected expenses.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432583990	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan due to the XXXX and was approved for a X month XXXX FB plan in X/XXXX from X/X/XX - X/XX/XX. Borrower requested a X month extension in X/XXXX which was approved; FB plan extended from X/X/XX - XX/XX/XX. Borrower called in XX/XXXX to discuss all options stating had a cut in income; loss mit package was sent. Last contact was in XX/XXXX, borrower scheduled a payment; FB plan completed, loan brought current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432584285	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, forbearance approval letter sent to borrower on XX/XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX, no other details provided. Past due amounts were paid and loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Mortgage Insurance cancelled as of XX/XX/XXXX. Last contact on XX/XX/XXXX, XXXXia Price scheduled payment for XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432582816	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Workout in progress in X/XXXX, trial mod payments are made and loan was modified as of X/X/XXXX. Borrower is current until X/XXXX. Loan transferred X/XXXX, first contact made X/XX/XXXX when borrower said income curtailment due to XXXX, stay at home orders have cut work hours. Borrower was granted three month deferral X/XX/XXXX. Borrower struggled through X/XXXX but has been current since then.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied. Property in XXXX disaster area in XX/XXXX, no indication property was impacted.

432583286	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to ask about a check they received and was advised it was an escrow refund. A notification was received in XX/XXXX that said the borrowers are divorced and the co-borrower is responsible for the loan. The borrower appears to be cooperative. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Also due to divorce and borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583932	XXXX 24M PHCH	8/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583671	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a copy of the most recent mortgage statement and was advised where to locate it on the website. The borrower has not been responsive to attempts made since that time. The notes reflect a credit bureau dispute filed and resolved in X/XXXX. The borrower was also upset in X/XXXX regarding the servicing transfer, did not like available payment options, and wanted it transferred back to the previous servicer. The borrower has been combative at times. The loan is current but has periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585149	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on an active trial mod plan in X/XXX, and made a phone payment. Borrower called about a default letter he received in X/XXXX, and confirmed the plan was active. The modification was completed that month. Borrower made a phone payment in X/XXXX. Loan transferred servicing in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Income curtailment, unemployment for a few weeks due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432582925	XXXX 24M PHCH Gap	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact with borrower. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Additional XXXX assistance is requested. The most recent contact was on X/XX/XXXX to make a payment and to withdraw the forbearance extension review. Subsequent payments have been made through the website. Servicer made dialer attempts in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: X/XXXX Excessive obligations. XX/XXXX Curtailment of income. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433242937	XXXX 24M PHCH	5/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to discuss the amount due and said would call back to set up payments. No further contact and the borrower has not been responsive to attempts made since that time. The borrower was offered a repayment plan in X/XXXX but the notes show the borrower defaulted and failed the plan in XX/XXXX. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being in the hospital and wasn't working for a period of time. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582808	XXXX 24M PHCH Gap	5/1/2021	4/20/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan in FC in X/XXXX on hold for loss mitigation. Borrower filed BKXX mid trial period. Mod approved and completed X/XXXX. Borrower has paid sporadically over last X years. Limited contact with borrower, no RFD captured. There is no contact since X/XX/XXXX discussion of mod and BK terms except for X/X/XXXX reinstatement.

REASON FOR DEFAULT: Unknown

FORECLOSURE: FC active in X/XXXX, referral date unknown. Ended with BK filing and modification.

BANKRUPTCY: Borrower filed BKXX X/X/XXXX with trial payment period in progress. POC filed X/XX/XXXX for full loan amount and arrearages. Plan was objected to in order to accommodate the mod. XX month plan. BK was discharged XX/XX/XXXX.

PROPERTY: Owner occupied, no property issues noted.

431957451	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX to discuss loan and modification. RFD on X/XX/XXXX was lack of work and was making XXXX payment on X/XX/XXXX. Borrower unresponsive to collection efforts until X/X/XXXX when submitted XXXX relief package, RFD was unemployment. Borrower approved for repayment plan. X/X/XXXX deferral approved based on MA state assistance. Last contact was X/XX/XXXX to discuss deferral and next payment due.

REASON FOR DEFAULT: Borrower unemployed due to XXXX, but it appears that the borrower XXXX be unable to afford the subject based on performance prior to XXXX.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432584005	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XXXX due to the XXXX; called in X/XXXX requesting assistance (XXXX speaking). FB plan was approved from X/X/XX - X/XX/XX. FB plan was completed, loan brought current in X/XXXX. Borrower declined loss mit in X/XXXX. Last contact was in XX/XXXX, borrower inquired about loan transfer, wanting to know if anything would change and was advised that nothing would change aside from the servicer. PMI was automatically terminated in X/XXXX, PMI refund was disbursed to the borrower in X/XXXX.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $X,XXX was received in X/XXXX for Wind damage that occurred X/X/XXXX. Check was endorsed and released on X/XX/XXXX. Claim classified as non-monitored. No details regarding repairs provided.

431958249	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made X payments to bring account current at that time. Loss Mit workout was last active X/XXXX after loan was modified by advancing the next payment due date X months. Work out began X/X/XXXX after borrower stated she was impacted by XXXX and couldn't make payments. Borrower was set up initially on a X month deferment plan while mod work out was being processed. No recent attempt to contact borrower.

REASON FOR DEFAULT: RFD was noted on X/X/XXXX as borrower unemployed due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433243824	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct borrower contact noted. Borrower noted to be impacted by XXXX X/X/XXXX. Payment deferral completed X/X/XXXX, X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433244445	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to verify account information and letters he received, was advised of account information and escrow, no other details provided.

REASON FOR DEFAULT: Reduced hours and spouse lost income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244492	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance in XXXX XXXX. Timely payments resumed in XXXX with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244887	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower thought he was on a six-month repay plan in X/XXXX, but servicer advised the plan was not approved. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower gave a promise to pay in XX/XXXX, and made phone payments the next three months. Borrower also scheduled two future payments in X/XXXX. Borrower applied for payment assistance in X/XXXX, and servicer approved a trial mod plan. Borrower made a phone payment in X/XXXX. Modification was completed in X/XXXX, and borrower declined auto-draft payments. Last contact was in X/XXXX regarding website assistance.

REASON FOR DEFAULT: Borrower illness, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433243118	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, promised X payments, only X was made. Borrower has been unresponsive to collection efforts. Last contact was XX/X/XXXX, borrower wanted to confirm payment had been received.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585242	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted XX/XX/XXXX due to family illness; brother is being treated for cancer and helping with medical expenses. Borrower submitted financials for review XX/XX/XXXX, however incomplete. Servicer approved Stip to Mod XX/X/XXXX with payments of $XXX.XX starting XX/X/XXXX. Death of primary borrower noted XX/XX/XXXX. Plan confirmed kept X/X/XXXX. Mod workout was approved X/XX/XXXX which was booked X/X/XXXX. Recent contact with borrower to make payment by phone. Last contact X/XX/XXXX borrower inquired about credit reporting.

REASON FOR DEFAULT: Family illness. Borrower death (Robert Raska).

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
433242416	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she's a nurse fighting XXXX and forgot to make her XX/XXXX payment, scheduled XX/XXXX and XX/XXXX payments. Borrower was advised that ACH would resume in XX/XXXX once payments are posted to account.

REASON FOR DEFAULT: Borrower forgot.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432582919	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX RFD, wife has been ill for an extended period of time. Borrower has provided the same RFD for the last XX months and has struggled to make payments, but declined all loss mitigation offers until the XXXX deferral in X/XXXX. Most recent delinquency appears to be due to misunderstanding of next due after the deferral but loan not brought current until XX/XXXX. Last contact with XX/X/XXXX, making payment.

REASON FOR DEFAULT: Extended illness.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585393	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower rolling XX days in XXXX. In X/XXXX RFD was excessive obligations, car died before getting a new one. Put on repayment plan on XX/XX/XXXX but it was cancelled XX/X/XXXX because borrower didn't accept terms or make payments. New plan XX/X/XXXX, borrower made pmts. On XX/X/XXXX title cleared. Final mod approved XX/XX/XXXX and docs sent XX/XX/XXXX. No signed docs returned by X/X/XXXX so mod withdrawn and denied. Yet another workout requested and trial payments began X/XX/XXXX. Plan completed X/XX/XXXX and final mod approved. Mod Agreement sent out X/XX/XXXX via FedEx. Signed mod returned and system updated X/X/XXXX. Loan has been current since modification completed.

REASON FOR DEFAULT: Insufficient income

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

432583192	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic XX-XX delinquent with no borrower contact until third party requested XXXX assistance XXXX XXXX. Forbearance approved XXXX-XXXX XXXX, payments resumed XXXX XXXX. Third party girlfriend requested additional relief XXXX XXXX, hardship due to borrower depression and unemployment and her hours are reduced, she claims to have ownership of home but did not provide quitclaim deed. She reinstated X payments on XX/X/XXXX and remains current with no further contact.

REASON FOR DEFAULT: Borrower illness, income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585514	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: No contact until X/XXXX, when the authorized spouse made a phone payment and declined XXXX assistance, despite mentioning a XXXX hardship. Spouse also declined payment assistance in X/XXXX. Monthly dialer attempts, but no contact until spouse made a phone payment in X/XXXX. Loan transferred servicing in X/XXXX. Servicer started skip tracing in X/XXXX.

REASON FOR DEFAULT: XXXX impact, details were not provided; excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584016	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower failed to make a payment in X/XXXX but was able to make X payments the following month to keep the loan current; indicating on X/XX/XX that RFD was due to excessive obligation. Last contact was in XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Excessive obligation.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX/not surrendered, no additional details provided.

PROPERTY: No property issues found.

432584463	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was upset in XX/XXXX that loan was classified as BK when it was not in active BK. Credit dispute noted in XX/XXXX, resolved as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, extended an additional X months as of XX/XX/XXXX, plan completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to verify last payment.

REASON FOR DEFAULT: Servicing issues and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, discharged as of XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, COL wind damage, DOL XX/XX/XXXX, claim classified as enhanced endorse and release, non-monitored, final inspection scheduled for XX/XX/XXXX but was not completed due to borrower being out of town, final loss draft check iao $XX,XXX endorsed and released to borrower as of XX/XX/XXXX. Per comments on XX/XX/XXXX, final inspection was not needed. Current status of repairs not provided. No other property issues noted.

433245152	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the delinquency and agreed to make a payment by phone to bring the account current. The loan has remained current since that time. make a payment over the phone. The borrower appears to be cooperative during noted conversations. Four one-month deferrals were completed in X/XXXX, X/XXXX, X/XXXX and X/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to job problems and holidays. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243915	XXXX 24M PHCH	5/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: Comments in XXXX indicate borrower changed her name, possibly due to divorce. She received a X month XXXX deferral X/X/XXXX to X/X/XXXX due to income curtailment. Loan was recently XX days late with borrower bringing current X/X/XXXX. She has been cooperative with the servicer with last contact X/XX/XXXX regarding XXXX issues.

REASON FOR DEFAULT: Income curtailment from XXXX

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted
433245176	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower called in on X/XX/XX requesting deferral indicating no income coming in due to XXXX. A deferral was approved for X payments, processed in X/XXXX - X/XXXX. Co-borrower stated on X/XX/XX that she just barely started working again. Last contact was in X/XXXX, borrower called wanting to know the origination date and loan term, also requested the prior servicer mod agreement. Mod agreement was sent on X/XX/XX. Loan is current.

REASON FOR DEFAULT: Co-borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582611	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called upset that prior requested VOM had not been received by her after several request had been made starting X/XXXX. Servicer sent VOM to borrower the next day via mail. Loss Mit FB work out was last active in X/XXXX. Borrower received prior Loss Mit assistance X/XXXX via a X month payment deferment. No recent attempt made to contact borrower since loan has been current.

REASON FOR DEFAULT: No recent RFD provided in past year. RFD was last noted on X/XX/XXXX as not working due to XXXX. It is unknown if borrower has since returned to work or if borrower is collecting unemployment income. Borrower also stated borrower's daughter helps out financially and she has been ill and on medical leave.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583568	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes X/X/XXXX Mod workout denied. Borrower hardship noted X/XX/XXXX due to curtailment of income; both borrowers are self-employed. Borrower reapplied for workout X/XX/XXXX. Borrower stated X/XX/XXXX sold one of his cars to make payment. Borrower stated X/XX/XXXX trying to bring current on her own by end of month. Borrower stated X/X/XXXX hardship is over; stating will pay extra to get caught up. Borrower stated XX/XX/XXXX business is slow; trying to sell home. Hardship continued through history. Borrower stated X/XX/XXXX husband was laid off. Servicer deferred X-payments X/XX/XXXX. Special FB offered X/XX/XXXX which was kept XX/X/XXXX. Stip to Mod offered XX/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Borrower declined Mod workout XX/XX/XXXX. 3rd party requested payoff X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584568	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower promised to pay at a branch in XX/XXXX, and declined payment assistance. Servicer solicited a trial mod plan in XX/XXXX, which co-borrower accepted that month. Borrower also scheduled the plan payments in XX/XXXX. Co-borrower verified plan status in X/XXXX. No further contact with prior servicer. Loan transferred servicing in X/XXXX. Borrower requested a late fee waiver in X/XXXX, and discussed an insurance increase.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959073	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts made since that time. The borrower was on ACH but was cancelled due to returned payments and has not been reactivated. The loan was modified in X/XXXX after successfully completing a trial period plan but has had a brief period of delinquency since that time. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242017	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding the payment and the notes show the payment was made via the IVR the day before. no further details about the discussion were noted. The borrower appears to be cooperative during noted conversations. The loan had a brief period of delinquency in the past year but is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583804	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ND	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance due to XXXX in X/XXXX and was offered a repayment plan. The loan is now current but has had brief periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being out of work due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242866	XXXX 24M PHCH	4/1/2021	2/5/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433245008	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports online they have been impacted by XXXX, a deferral is completed. The only other contact was recorded on X/XX/XXXX, borrower calls in to confirm details about the XXXX deferral. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: X/XXXX XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242823	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in regarding a duplicate payment made in XX/XXXX and a payment returned due to the error. The borrower advised was told the payment would not draft twice and incurred bank fees because of it. The borrower said would send in a statement. The notes do not reflect a refund or credit for those fees and no further contact with the borrower despite noted attempts. The borrower submitted a XXXX questionnaire in X/XXXX but indicated was able to continue making payments. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was last noted in X/XXXX due to impact from XXXX but was able to continue making payments. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584328	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance plan as of XX/XX/XXXX, no other details provided. Loan reviewed for deferral in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. Multiple prior Servicer mods noted on XX/XX/XXXX, most recent mod noted with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income, excessive obligations, and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Multiple hazard claims noted. Hazard claim noted in XX/XXXX, loss date of XX/XX/XXXX, final draw iao $XXXX released to borrower as of XX/XX/XXXX, no final inspection completed, was classified as non-monitored, claim closed as of XX/XX/XXXX. Claim reclassified as enhanced endorse and release as of XX/XX/XXXX, multiple claim checks totaling $XX,XXX were endorsed and released to borrower will final check released as of XX/XX/XXXX, no other details provided. Hazard claim noted in XX/XXXX, loss date of XX/XX/XXXX, loss due to wind damage, loan was current at time of claim thus repairs were non-monitored and claim classified as enhanced endorse and release. Loss draft checks totaling $X,XXX were endorsed and released to borrower as of XX/XX/XXXX, claim noted as closed as of XX/XX/XXXX. Although claim was non-monitored, an inspection was ordered on XX/XX/XXXX, completed on XX/XX/XXXX showing that the property was occupied and not demolished. Current status of repairs not provided, no other details provided. No other property issues noted.

432584454	XXXX 24M PHCH Gap	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with occasional contact for account inquiry or phone payment, no hardship provided until XX/XX/XXXX, the borrower said has been out of town taking care of his father who is ill. Most recent reinstatement posted XXXX XXXX, last contact X/XX/XXXX tax bill inquiry.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being out of town caring for ill father. Also noted impact to XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
433243526	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to request a payoff quote for a refinance. The borrower has been in frequent contact and appears to be cooperative during noted conversations. The loan has had brief periods of delinquency in the past XX months and was offered a repayment plan in X/XXXX, but declined and made the full payment to reinstate the account. The borrower was also offered a trial modification in X/XXXX but was also not accepted. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585038	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was X/XX/XXXX, borrower confirming that loan is escrowed. The borrower was approved for a Mod, completed in XX/XXXX and with a new payment XX/XX/XXXX. Minimal contact since the completion of the Mod.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: No property conditions were found

TITLE ISSUES: There was a Title Issue noted with a Trust document required due to death of husband and second State Tax lien iao $X,XXX.XX. The title issues were stated to be cleared prior to the Mod completion.
432585456	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for assistance, and servicer offered a repay plan in X/XXXX. Borrower accepted the plan, and scheduled a payment for the following month. Borrower had monthly contact with servicer between X/XXXX and XX/XXXX. Contact became more sporadic. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower finished the plan in X/XXXX and reinstated the account. Borrower gave a promise to pay in X/XXXX, and confirmed his ability to pay. Loan transferred servicing in X/XXXX. Borrower sent a payment to the prior servicer, and confirmed the due date in X/XXXX; borrower made two phone payments that month to reinstate. No further contact.

REASON FOR DEFAULT: Medical bills, insufficient income to cover expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585525	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact noted with borrower; noted payments online.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243952	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Only occasional contact is recorded and is generally limited to payment arrangements and RFDs. Borrower has not been very responsive. The most recent contact was on X/X/XXXX with a tax form being discussed.

REASON FOR DEFAULT: X/XXXX Medical issues and the death of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959283	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX setting up X payments for X/XXXX. Hardship letter received X/X/XXXX. X/X/XXXX Borrower accepted deferral.

REASON FOR DEFAULT: Borrower never provided an RFD. Most contact with authorized 3rd party or via email.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244513	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: borrower filed a dispute about $XX.XX corporate advances XXXX XXXX, fee for title work was waived X/XX/XXXX as a courtesy. Account was performing prior to request for XXXX assistance in XXXX XXXX due to reduced work hours. Timely payments resumed XXXX XXXX, no further contact except for X/XX/XXXX request for ACH setup.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584353	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX but did not need assistance. Borrower declined assistance once again in XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she received a delinquent notice, was advised that payments were received on XX/XX/XXXX and is next due for XX/XX/XXXX with XX day grace period. Borrower stated she would make payment on the XXth.

REASON FOR DEFAULT: Curtailment of income due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432583805	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined assistance multiple times, most recently in XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX, no other details provided. Borrower approved for X payment repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations, and curtailment of income due to XXXX.

FORECLOSURE: Loan placed on FC referral hold on XX/XX/XXXX for service transfer scheduled for XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in North Carolina storms disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted, no other details provided. No other property issues noted.

432585071	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was XX/XX/XXXX with the borrower making a payment. The reason for was reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: The borrower received a loss draft iao $X,XXX.XX and $X,XXX.XX for Wind/Hail damage for a loss dated XX/XX/XXXX. The checks were endorsed and sent to back to the borrower.

432584026	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, loan in active BKXX. BK was discharged in X/XXXX and terminated in X/XXXX. Borrower called in X/XXXX stating that the loan was one month off and was advised that the loan had been a month behind, borrower also stated that he paid extra to go to principal but instead the difference was sent to him; funds were returned due to short payment. Misapplication reversals completed in X/XXXX. Borrower requested pay history in X/XXXX; pay history was mailed on X/XX/XX. Loan has remained current since XX/XXXX. Loan was transferred to new servicer in XX/XXXX; welcome call was completed on XX/XX/XX (last contact), borrower set up a payment.

REASON FOR DEFAULT: Payment dispute.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX has been filed, filing date not available, case has been discharged as of X/X/XXXX and terminated on X/X/XXXX.

PROPERTY: No property issues found.

432584368	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance plan as of XX/XX/XXXX, borrower was upset that there was not offered principal forgiveness or XXXX mod, borrower request to cancel plan received as of XX/XX/XXXX, plan cancelled as of XX/XX/XXXX. Borrower requested X month forbearance plan as of XX/XX/XXXX, plan approved on XX/XX/XXXX, plan expiration letter sent on XX/XX/XXXX, borrower declined extension as of XX/XX/XXXX, no other details provided. Borrower reviewed for deferral in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested extra payment of $XXX.XX from last payment be applied to suspense instead of principal, request submitted to make correction.

REASON FOR DEFAULT: Wife unemployment and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583374	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, making payment. RFD, curtailment of income, no details. RFD on X/X/XXXX was switching jobs. Borrower approved for loss mitigation in X/XXXX, but never returned call to agree to terms. All recent contact has been with authorized 3rd party. X/XX/XXXX, no interested in loss mitigation. RFD excessive obligations, no details provided. Last contact, other than making payments was X/XX/XXXX, RFD hours had been cut.

REASON FOR DEFAULT: RFD has been some variation of curtailment of income. Borrower has never supplied details.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431957168	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Only occasional contact is recorded and is generally limited to payment arrangements. No loss mit activity noted and no RFDs are given. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX to discuss a billing statement.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431549901	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, making payment. Appears borrower was on trial modification with prior servicer and completed per terms. Executed modification received on X/XX/XXXX. Borrower delinquent in X/XXXX and advised on X/XX/XXXX that it was a temporary hardship, but no details. Borrower agreed to verbal plan, but defaulted due to non-payment and NSFs. XX/X/XXXX RFD was had to fix property, no details. Agreed to another verbal plan, and defaulted again due to non-payment and NSFs. X/X/XXXX, RFD, unemployment. X/X/XXXX borrower called for XXXX assistance. Borrower approved for trial mod X/XX/XXXX and advised of same but then denied knowing about plan on X/XX/XXXX and payment made was NSF. Modification approved and sent to borrower XX/XX/XXXX and received back X/XX/XXXX. First payment was due X/X/XXXX, not made until X/X/XXXX. Last contact X/X/XXXX, stated would call back to make payment.

REASON FOR DEFAULT: Borrower has provided various RFDs, but it appears that the borrower is over extended based on the NSFs and X modifications in the last XX months.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433244953	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about an insurance refund in X/XXXX, and verified a change in insurer's in XX/XXXX. An authorized third party asked about the escrow account in X/XXXX, and made a phone payment in X/XXXX. Borrower made a phone payment in X/XXXX, and reported a XXXX hardship in X/XXXX after making a phone payment. Servicer advised borrower to apply for assistance. The ATP asked about online account access in X/XXXX, and asked about advances on the account in X/XXXX. The ATP made a payment through the IVR in XX/XXXX and requested a website password reset. Borrower gave a promise to pay in XX/XXXX, and ATP made a phone payment in X/XXXX. The ATP reported an error in property taxes in X/XXXX, which county corrected. The ATP had not received the tax refund in X/XXXX, and requested a new escrow analysis.

REASON FOR DEFAULT: Income curtailment due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242981	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact until request for XXXX assistance X/XX/XXXX, hardship due to reduction in coaching income due to sports shutdowns. Borrower was approved for deferral of X payments but declined the 3rd deferral and resumed timely payments in XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582271	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower added spouse as an authorized third party to account on XX/XX/XXXX. Borrower inquired on XXXX relief options on XX/XX/XXXX but did request actual assistance. Last contact on XX/XX/XXXX, borrower wanted to make a payment via phone. Servicer transferred to IVR phone payment system.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244721	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with last contact X/X/XXXX regarding request for XXXX interest statement. The loan has been XX days delinquent in the last year with borrower making X payments X/XXXX to bring current. No RFD provided in the comments. NSF noted X/XXXX for one of the payments. Loan is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: NO BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433245163	XXXX 24M PHCH	6/1/2021	3/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has paid sporadically over the last XX months. Comments begin in X/XXXX noting that FC sale was being rescinded. Loan was current but borrower defaulted again in X/XXXX. RFD curtailment of income. Broken payment promises several times. In X/XXXX borrower unemployed, sought XXXX relief and was granted deferrals in XXXX and XXXX XXXX. Since the deferrals the borrower has been paying ahead and in X/XXXX he made a $XXXX principal payment. Loan is now current.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: FC sale was held (date unknown) and in X/XXXX was rescinded per the notes.

BANKRUPTCY: No BK activity.

PROPERTY: Owner occupied. Property was included in XXXX disaster area in X/XXXX and home was damaged, broken water pipe. On X/XX/XXXX borrower said he'd made the repair and was resolved. They were not displaced and they had not filed an insurance claim. No indication any claim was filed.

433243140	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and often makes payments over the phone. The notes reflect a deferral offered in XX/XXXX that was not completed or accepted by the borrower. The loan is current but has had brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242633	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX. Borrower stated XX/X/XXXX sent X payments sent. 3rd party called to make payment XX/X/XXXX. Borrower stated X/X/XXXX impacted by XXXX; self-employed and unable to work. Payment deferral completed X/X/XXXX. Borrower inquired about deferral agreement and escrow X/XX/XXXX. Payment deferred X/XX/XXXX and X/XX/XXXX. Last contact X/XX/XXXX to confirm payment received.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243920	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXX due to income curtailment. Comments indicate he was on strike from the XXXX plant. Borrower brought account current in XXXX and loan has been XX+ days delinquent in the last XX months due to income curtailment. Borrower has been cooperative with the servicer with last contact XX/X/XXXX regarding payment. Loan is presently current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property occupancy is unknown. No issues noted.
433244078	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower called in on X/XX/XX stating income reduced due to XXXX. Deferral was approved for X payments (processed in X/XXXX, X/XXXX and X/XXXX). Co-borrower called in X/XXXX for ACH information. Last contact was in X/XXXX, co-borrower called in for web assistance. Loan is current.

REASON FOR DEFAULT: Work hours reduced due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244229	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, making payment. X/XX/XXXX borrower called to clarify how some payments were applied during BK. X/XX/XXXX borrower unemployed due to XXXX and deferral approved. X/XX/XXXX borrower called to discuss various loss mitigation options and had submitted a partial package. X/XX/XXXX borrower asked that review be cancelled as did not want to pursue. Borrower has made monthly payments since.

REASON FOR DEFAULT: Unemployment due to XXXX.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: Active BKXX when loan boarded. Case #XX-XXXXX, no filing date. Discharged X/X/XXXX.

 PROPERTY: No evidence of property damage.

431958856	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX due to work furlough that started in XXXX, not expected tor return to work until at least XXXX. Forbearance was approved, borrower advised she was still unemployed and has remained chronic XX-delinquent. Borrower is getting assistance from a county program and maintains contact. Most recent reinstatement posted XXXX XXXX. Last borrower contact X/XX/XXXX to set up ACH effective X/XX/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

431957944	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no borrower contact prior to missed payment XXXX XXXX. Borrower was unresponsive to collection calls for missing payment and reinstated online, no contact is noted in last X years.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585347	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact with borrower noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432583205	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD curtailment of income, borrower retired and on a fixed income. Borrower has provided the same RFD for the last XX months. Borrower has refused any type of loss mitigation. Last contact X/X/XXXX, setting up payments.

REASON FOR DEFAULT: Borrower is retired and on a fixed income.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583069	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Loan transferred servicing in X/XXXX. Servicer made monthly dialer attempts until co-borrower verified payment receipt in X/XXXX. Monthly dialer attempts continued until co-borrower made a phone payment in X/XXXX. No further contact; borrower has since remained current.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No active foreclosure found

BANKRUPTCY: Previous Chapter XX Bankruptcy filed XX/XX/XXXX was dismissed XX/XX/XXXX. Discharged BKX, details were not provided

PROPERTY: No property conditions were found
432584084	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Borrower noted a impacted by XXXX in XX/XXXX, nature of impact not provided, no loss mit related to XXXX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to make payment and was advised to contact insurance company to make sure of the bill, no other details provided.

REASON FOR DEFAULT: Car problems and medical.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432585143	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is a second home. No property damage noted.

432582650	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default XXXX XXXX and performing after reinstatement XXXX XXXX. There is no borrower contact throughout the default except for X/X/XXXX inbound call to make payment, no hardship provided. Last contact X/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

432583421	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower called about status of loan and advised would speak to wife about modification. No RFD. X/XX/XXXX RFD, lost job in XXXX and now working but at a much lower income. X/XX/XXXX borrower declined modification, stated work was picking up. X/XX/XXXX RFD was death in family. Borrower had worked to catch loan up without assistance until X/XX/XXXX when RFD changed to illness of borrower and XXXX deferral was done in X/XXXX. X/XX/XXXX borrower still having difficulty making payments and completed loss mitigation application, unable to determine status of loss mitigation. Borrower struggles to make payments, but stays in contact with servicer.

REASON FOR DEFAULT: Illness of borrower and excessive obligations.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584152	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active loss mit at start of contact history. Active forbearance plan noted as of XX/XX/XXXX, forbearance plan completed as of XX/XX/XXXX. Borrower was approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, signed final mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, borrower requested to extend plan as of XX/XX/XXXX, extended as of XX/XX/XXXX, expiration letter sent as of XX/XX/XXXX, forbearance plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment and stated did not need further assistance.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244585	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has made numerous dialer attempts over the last X years with no borrower contact noted. Loan has been XX+ days delinquent in the last XX months with borrower bringing loan current XX/XXXX. No RFD provided in comments. Loan is due for the X/X/XXXX payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
432583626	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggle to make the monthly payments but able to bring the loan current. Borrowers were offered a X month trial plan in X/XXXX effective X/X/XX. Trial plan was broken in XX/XXXX due to 3rd trial payment not received. Borrowers were approved for another X month trial plan in XX/XXXX effective X/X/XX but plan was deleted due to no acceptance or payment received by day XX of the trial letter. Demand letter was sent in X/XXXX. Loan was service released in X/XXXX. Co-borrower scheduled X payments for XXXX and stated that the previous servicer did not work with them and RFD is due to income not consistent. primary borrower stated on X/X/XX that wife does not work and is on disability. Co-borrower called for XXXX inquiry on X/X/XX stating RFD due to hours have been cut can make a payment in XXXX; was advised funds in suspense can be used to pay the difference for XXXX and XXXX. Co-borrower inquired about XXXX in X/XXXX and was advised to fill out and application for assistance. Incomplete package XXXX letter was sent on X/X/XX; borrower was advised to submit a full loss mit application. Last contact was on X/XX/XX, co-borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX, curtailment of income, co-borrower disability.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433243505	XXXX 24M PHCH	5/28/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower pays every month but loan was rolling XX days late until X/XXXX. Contact on X/XX/XXXX sounds like borrower didn't realize they were behind, no RFD captured, and they didn't catch up. On XX/X/XXXX borrower advised he'd lost his job due to XXXX and would be getting unemployment, verified owner occupied. No contact with borrower since then, he made up the missing payment in X/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied

432582721	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/X/XXXX when borrower made the first modified payment. Loss Mit was last active XX/XXXX when Mod was completed and workstation closed. No recent borrower contact. Last attempt to contact borrower was on X/XX/XXXX with no success. A delinquent letter was sent to borrower on X/XX/XXXX.

REASON FOR DEFAULT: Recent RFD is unknown. RFD was last noted on X/XX/XXXX as curtailment of income and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/X/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583808	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to discuss the last payment and agreed to a payment over the phone. The loan has remained current since that time. The borrower has indicated in the past they are not interested in ACH and often pays by phone or by the servicer's IVR. The borrower appears to be cooperative. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583792	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/X/XXXX stated they are impacted by XXXX, a workout packet was sent to borrower but was never returned. In X/X/XXXX borrower made a payment over the phone, which posted same day. XXXX assistance was not discussed. Co-borrower verified the loan origination and maturity dates in X/XXXX, and requested copies of modifications completed in XXXX and XXXX.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957382	XXXX 24M PHCH	4/1/2021	3/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a promise to make X payments that was kept. Recent Dialer attempt on X/X/XXXX was unsuccessful. Borrower inquired about ACH draft on X/XX/XXXX and servicer explained it didn't draft due to NSF. Borrower advised there was enough money in the account but bank card was cancelled due to being lost. Servicer offered assistance on multiple occasions. Borrower always stated she would make the payment via XXXX and didn't accept work out option.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as issue with lost bank card. Prior RFD was noted on X/XX/XXXX as can't afford mortgage and was trying to rent out a room in her home for income. She confirmed her only income was XXXX income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was owner occupied. Current property condition is unknown.
432582702	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was with ATP on X/XX/XXXX when ATP stated executed modification had been sent to servicer. Loss Mit was last active X/XXXX when loan was modified. No comments regarding a XXXX impact. No borrower contact. Grace period late payment letter last sent to borrower X/XX/XXXX. Next X payments posted on X/XX/XXXX. No recent attempt to contact borrower. Last telephone contact attempt was made on X/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
432583237	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to advise still experiencing hardship due to XXXX. The notes say the borrower was not required to submit docs and would be reviewed for a XXXX forbearance extension. No confirmation of the extension identified but the loan has remained current since that time. The borrower initially requested workout assistance due to XXXX in X/XXXX and was approved for a two month deferral in X/XXXX. The loan has had a brief period of delinquency since that time but the loan is now current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to hardship caused by the XXXX XXXX. Hardship appears to still be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583505	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582831	XXXX 24M PHCH	5/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has defaulted several times in XX months. First contact with borrower was on X/XX/XXXX, RFD out of the country, verified owner occupied, borrower expects to reinstate and current by the end of X/XXXX. Current until X/XXXX, RFDmaritall problems and income curtailment. In X/XXXX borrower was granted a X month deferral and put on X month repayment plan which they didn't complete due to NSF in X/XXXX. Borrower reinstated in XX/XXXX, missed the X/XXXX payment but paid in X/XXXX so next due X/X/XXXX. On X/XX/XXXX RFD borrower got pregnant and was on bed rest. That was last contact with borrower.

REASON FOR DEFAULT: maritall problems and income curtailment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

433242548	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments X/XXXX indicated the co-borrower deceased in XXXX. No evidence death cert has been received by servicer. Servicer granted a X month XXXX deferral X/X/XXXX - X/X/XXXX due to unexpected burial expenses for the borrower's brother. Comments indicate borrower is on a fixed income. Servicer has had limited contact with the borrower over the last X years and borrower has been cooperative. Last contact XX/X/XXXX regarding payment. Loan has been XX days delinquent in the last XX months and is presently current.

REASON FOR DEFAULT: Co-borrower death and unexpected expenses.

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

431958441	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower made a promise to pay that was kept. Borrower was on a prior Loss Mit repayment plan that started XX/XX/XXXX and had a prior work out via a X month deferment on X/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX as death of family member due to XXXX. Previous RFD was noted on X/XX/XXXX as excessive obligations and divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.
433242023	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment in XXXX XXXX and has since been XXXX delinquent. Borrower is unresponsive to dialer, no contact is noted in last X years. Most recent reinstatement posted XXXX XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582805	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower defaulted several times over the past XX months. Limited contact with borrower. In XX/XXXX RFD was unemployment. Still unemployed in X/XXXX. In X/XXXX borrower was granted a XXXX related X month deferral. When she missed the X/X/XXXX payment she thought that month had also been deferred. Put on X month repayment plan on X/XX/XXXX but borrower didn't return all the required docs. Borrower paid loan up so just XX days late an was current by X/XXXX, has been current since then. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied. In X/XXXX borrower had made a claim but called questioning the loss draft amount and stating it wasn't sufficient to fix the home, $X,XXX plus a supplemental payment of $X,XXX, total claim payment $XX,XXX after $XXXX deductible. Hail damage, loss occurred in X/XXXX. Contractor estimate for new roof and other repairs was $XX,XXX. On X/XX/XXXX comments state the claim funds disbursed, closing the claim. No details about repairs or inspections in comments or in documents. UTD if home was repaired.

432583467	XXXX 24M PHCH Gap	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX indicate impacted by XXXX, servicer completed a X month deferral on X/XX/XXXX. As of X/XX/XXXX borrower still impacted by XXXX, servicer advised need loss mit packet. Servicer received a complete packet on X/XX/XXXX and as of X/XX/XXXX a repayment plan was set up, details of plan not noted. As of XX/XX/XXXX servicer notes XXXX hardship resolved. Last contact was in XX/X/XXXX, servicer advised payment returned due to incorrect bank account number. Borrower made a phone payment which posted same day. Borrower has since paid through the IVR system.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582884	XXXX 24M PHCH Gap	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined to discuss XXXX delinquency in XXXX XXXX, reinstated XXXX XXXX and remained current until NSF return XXXX XXXX. Borrower opted into XXXX assistance online, hardship details not provided. Deferral paid loan ahead, timely payments resumed XXXX XXXX and account remains current, last contact X/XX/XXXX for web payment assistance.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584024	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX (XXXX speaking) requesting assistance stating only working once a week due to XXXX, borrower was advised to send a letter in writing due to loan is a discharged BKX. Borrower stated in X/XXXX that his income reduced temporarily and also having marriage issues; intent is to keep the property. Loss mit package was sent on X/XX/XX, borrower was also provided the HUD contact number for a XXXX housing counselor who can help with the loss mit package. It appears that loss mit review was initiated but not completed. Borrower was rolling XX days delinquent on the loan after failing to make a payment in X/XXXX but was able to bring the loan current in XX/XXXX. Loan transferred to new servicer in XX/XXXX and co-borrower called in on XX/XX/XX to inquire about the transfer advising that she wants auto draft and the statements mailed. Borrower inquired about escrow shortage in X/XXXX and was advised of changes on disbursement. Last contact was in X/XXXX, co-borrower called in to schedule a payment.

REASON FOR DEFAULT:maritall difficulties and curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX/not surrendered, no additional details.

PROPERTY: Loss draft check iao $XX,XXX was received in XX/XXXX for damage caused by XXXXXXXXthat occurred on X/XX/XXXX. Claim check was endorsed/released and mailed to the borrower; file closed XX/XX/XXXX. Claim was classified as non-monitored. No details regarding repairs provided.

432583347	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower reported a XXXX impact through the website, with temporary unemployment, and was approved for a deferral of X monthly payments beginning with the X/X/XXXX payment. Borrower asked why the insurance premium had not been paid in XX/XXXX; servicer had pending payment waiting for approval, as a rear home listed in an appraisal was not listed in the insurance policy description. Servicer was considering a separate escrow line for a second policy; a second line was added on XX/XX/XXXX. Insurance agent confirmed policy was reinstated that month. Borrower gave a promise to pay in XX/XXXX, and verified the amount due. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Tenant living in the property was unemployed

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: No property conditions were found. Notes mention a tenant; unable to verify whether tenant lives in subject property
431957654	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the authorized third party called to return a message regarding the payment due and said would set it up. No further contact after that point despite attempts made to contact. The loan is current but had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584400	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Broken repayment plan noted as of XX/XX/XXXX. Borrower approved for repayment plan as of XX/XX/XXXX, but due to insufficient payment plan was rejected as of XX/XX/XXXX. Borrower was set up for new X month repayment plan as of XX/XX/XXXX, set up for forbearance plan at same time, repayment plan and forbearance plan completed as of XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance plan as of XX/XX/XXXX, forbearance expiration letter sent as of XX/XX/XXXX, no other details provided. Loan reviewed for deferral as of XX/XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party, borrower wife, called to make payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Texas storms disaster area as designated by XXXX as of XX/XX/XXXX, expires as of XX/XX/XXXX, no property damage noted. No other property issues noted.

432582516	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD was car repairs. XX/X/XXXX RFD was other expenses. X/X/XXXX RFD was work affected by XXXX, deferral approved. XX/XX/XXXX borrower laid off due to XXXX, this was the last contact. Borrower has never submitted a loss mitigation package and is unresponsive to most collection efforts.

REASON FOR DEFAULT: Most recent RFD was unemployment due to XXXX. Prior RFDs show that the borrower is over extended.

 FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431958635	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts. Borrower often pays through the IVR system.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242692	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The only other contact recorded was on X/XX/XXXX, the borrower calls in to request additional deferment, they are advised no further deferment is available. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584376	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes X/XX/XXXX approved for X-month repayment plan; payments of $X,XXX.XX beginning XX/X/XXXX. Borrower stated X/XX/XXXX unable to work due to government shutdown, spouse is self-employed contractor. Mod workout denied X/XX/XXXX due to prior Mods on loan. Borrower disputed credit reporting XX/XX/XXXX; servicer confirmed no errors X/XX/XXXX. Special disaster FB approved X/X/XXXX. Borrower inquired about loan status/payment deferral X/XX/XXXX; stating husband back to work and working part-time. Last contact XX/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard loss noted X/XX/XXXX; details of claim not provided. Borrower inquired about endorsement of claim check X/XX/XXXX for $X,XXX.XX.

432583521	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to provide a copy of their tax bill since the loan had recently service transferred. No further contact with the borrower despite noted attempts. The borrower appears to be cooperative. The loan is current with brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242060	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242588	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay through bill pay in X/XXXX and in X/XXXX. Borrower made a phone payment in XX/XXXX. Borrower gave a promise to pay in X/XXXX, and reported a XXXX hardship through the website in X/XXXX. Servicer completed a two-month deferral beginning in X/XXXX. Last contact was a promise to pay in X/XXXX.

REASON FOR DEFAULT: daughter had surgery in XX/XXXX, borrower was on paid medical leave

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433242648	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was modified in X/XXXX and delinquent by X/XXXX. Borrower did not respond to any contact attempts until X/XX/XXXX, when borrower made payments to bring loan current, no RFD. X/X/XXXX borrower stated was unemployed and asking for assistance. XXXX deferral approved. X/XX/XXXX borrower was back to work for only a month and unemployed again due to XXXX. Borrower brought loan current with tax refund, unable to determine if borrower is back to work, but payments being received.

REASON FOR DEFAULT: X/XX/XXXX, Unemployment due to XXXX,.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584004	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Unauthorized 3rd party Daphnie Scott (spouse) called in X/XXXX stating that they were having hardship and was advised to have the borrower call in. Notice of delinquency was sent in X/XXXX, XX/XXXX and X/XXXX; borrower was able to make additional payments to keep the loan current. Last contact was in XX/XXXX, borrower called stating wife not working due to brain surgery and has sent out a 3rd party authorization.

REASON FOR DEFAULT: Borrower's spouse not working due to brain surgery.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584472	XXXX 24M PHCH	5/1/2021	3/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower indicated on XX/XX/XXXX that there was a servicing issue and as a result borrower decided to not make payments on time, no other details provided. Loan reinstatement completed on XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: Servicing problems and excessive obligations.

FORECLOSURE: NOD/foreclosure property registration completed as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XXXX XXXX disaster area as designated by XXXX as of XX/XX/XXXX, expired on XX/XX/XXXX, no property damage noted. No other property issues noted.
433244228	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes on XX/XXXX show a deferral agreement was sent out. No notes found indicating the agreement was returned. Borrower has not been responsive with no recent contact noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432585411	XXXX 24M PHCH Gap	6/1/2021	5/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in X/XXXX. A welcome call was completed in X/XXXX, and borrower made a phone payment. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433245167	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. No other loss mit activity noted. Borrower has been cooperative with fairly regular communication making payment arrangements. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Slow business. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583764	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in regarding the endorsement of a claim check and was transferred. No further details regarding an insurance claim were noted in the contact history. There has been minimal contact with the borrower throughout the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to X/XXXX when a full reinstatement was received. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. A recent conversation with the borrower on X/X/XXXX indicates there XXXX be an insurance claim pending. Unable to confirm damage to the property or the status of the claim or potential repairs.
433242523	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact on XX/X/XXXX, making payment. XX/X/XXXX borrower promising payment and RFD was unexpected bills. XX/X/XXXX discussed deferral and made a payment. X/XX/XXXX borrower wanted to make payment with unemployment credit card. Unable to determine if borrower is back to work.

REASON FOR DEFAULT: Unemployment, based on X/XX/XXXX contact wanting to make payment with unemployment credit card. Borrower has never provided an RFD.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583681	XXXX 24M PHCH Gap	4/1/2021	3/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior mod from prior servicer noted as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower receiving government assistance and requested coupon to be sent to her via e-mail, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan placed on FC referral hold for service transfer as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: Prior discharged BKX noted as of XX/XX/XXXX. Filing date, case number and discharge date not provided. Borrower informed multiple times that due to discharged BK, borrower was not liable for loan debt but property lien is still valid and enforceable, most recently informed on XX/XX/XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

432582357	XXXX 24M PHCH Gap	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent from XXXX XXXX through most recent reinstatement XXXX XXXX with limited contact; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted due to husband illness/medical bills X/X/XXXX.Borrower stated X/X/XXXX has missed days at work after XXXX hospitalization. Medical expenses noted as continued hardship X/XX/XXXX due to spouse surgery XXXX XXXX. Borrower stated X/XX/XXXX impacted by XXXX; working less hours. Last contact XX/XX/XXXX, family members are sick.

REASON FOR DEFAULT: Income curtailment, excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242254	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the co-borrower called in to inquire about the insurance information and was advised it was paid in XX/XXXX. The borrower appears to be cooperative but hasn't been responsive to attempts since that time. The loan is current but has had sporadic payments and periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244191	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. ARM rate/payment change notification was sent in XX/XXXX. Borrower called in X/XXXX stating impacted by XXXX; borrower is a therapist clients coming in on a decline. Deferral was approved for X payments and processed in X/XXXX, X/XXXX and X/XXXX. Borrower called in X/XXXX wanting to know if he has a fannie mae loan and was advised no, borrower also requested a deferral, was advised can only review for a trial mod; RFD due to XX% reduction in income due to XXXX. Escrow analysis was sent in X/XXXX. Last contact was in X/XXXX, borrower called regarding the XXXX payment stating that he would send in a payment by the end of grace period.

 REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582613	XXXX 24M PHCH Gap	5/1/2021	4/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Per notes in X/XXXX, daughter is SII. Account is chronic delinquent in XXXX and XXXX in the last XX months with little SII contact until X/XX/XXXX inquiry about payment increase. Servicer provided breakdown of escrow, increase due to servicer paying delinquent supplemental taxes for XXXX. No contact is noted during XXXX XXXX delinquency, account is current since XXXX XXXX reinstatement. Last contact X/XX/XXXX request for X years of XXXX statements.

REASON FOR DEFAULT: Per notes on X/XX/XXXX, death certificate received for borrower.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Unable to determine current occupancy.

432582778	XXXX 24M PHCH	4/1/2021	3/26/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower current throughout XXXX but paid late many months. Defaulted X/XXXX, on X/XX/XXXX borrower said having financial problems but wants to keep house. On X/X/XXXX borrower declined assistance and made two payments, paid current in X/XXXX and said RFD curtailment of income but no details. Several NSF payments. Loan is current until payment missed in X/XXXX. No contact with borrower until X/X/XXXX with next due X/X/XXXX, RFD is excessive obligations. Borrower was sent a repayment plan letter for X payments but on X/XX/XXXX entry says broken plan. No further contact as of X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower confirmed owner occupied. Property located in XXXX disaster area in XX/XXXX, X/XXXX and again X/XXXX. Never used disaster as RFD and no indication property was impacted.

432583727	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower and the loan has remained current since that time. The loan has had periods of delinquency and periods of default in the past XX months. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583824	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Also discussed a payment applied to principal that should have gone to payments and requested a reversal. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to not knowing about the servicing transfer. Unable to determine a RFD for the recent delinquencies. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The note indicate the property is vacant. No indication of damage or ongoing repairs.
432585066	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Only X payments from X/XXXX to X/XXXX. RFD Spouse lost her job, income reduction. Referred to FC around X/X/XXXX. Workout started for mod on X/XX/XXXX and borrower put on trial plan in X/XXXX. Borrower made trial payments. Final mod approved XX/X/XXXX and mod agreement sent out XX/XX/XXXX. Borrower returned signed mod and system was updated X/X/XXXX. Borrower missed the first X payments, made a pmt in X/XXXX but it was NSF. On X/XX/XXXX RFD is excessive obligations. Borrower made X pmts to reinstate loan. Missed the X/XXXX pmt, no RFD is noted. On X/XX/XXXX borrower call asking to negotiate a payoff. Was told the payoff isn't negotiable. Loan is now current.

REASON FOR DEFAULT: Spouse unemployment

FORECLOSURE: Referred to FC ~X/X/XXXX. Was put on hold for XXXX and loss mit. FC was cancelled when loan modified.

BANKRUPTCY: No BK activity

PROPERTY: Inspections show owner occupied.

433243670	XXXX 24M PHCH	6/1/2021	5/2/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history starts in XX/XXXX, loan was current for early months of review period. No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Florida XXXX XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.
433242860	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower noted to be impacted by XXXX X/XX/XXXX. Payment deferral completed X/XX/XXXX, X/XX/XXXX and X/XX/XXXX. Borrower called X/XX/XXXX to confirm end of XXXX plan. Borrower inquired about statement received X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

432584894	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer approved Stip to mod X/XX/XXXX. Payments of $XXX.XX starting X/X/XXXX. Borrower agreed to terms of FB X/XX/XXXX; hardship due to divorce. Plan confirmed completed X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Last borrower contact X/XX/XXXX on signing/returned Mod agreement. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT:maritall difficulties.

FORECLOSURE: Loan was referred for FC X/XX/XXXX. FC action closed/billed due to Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433243954	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to request for XXXX assistance in XXXX XXXX. Borrower owns a business that was closed per state shutdowns. Timely payments resumed in XXXX XXXX, no further contact noted since XX/XX/XXXX ACH setup.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431958814	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower to discuss documents still needed for the workout review. The notes show the servicer is still missing workout documentation and the workout review remains open. The borrower has not been responsive to recent attempts to contact. The borrower began requesting workout options in X/XXXX and was approved for three one-month deferrals in X/XXXX, X/XXXX, and X/XXXX. The servicer has been attempting to get workout documentation since that time. Active workout activity is in progress pending required documentation.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582799	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was current through XXXX, two NSFs but made up in the same month. No contact on these. After transfer in X/XXXX borrower contacted servicer to have MI removed but was told she would have to refi in order to remove. Comments later say that after review it was determined that MI is LPMI and it was removed and paid premiums were refunded. In X/XXXX borrower reached out for XXXX relief, income was curtailed because work cut down to two days a week, borrower was granted a X month deferral. In X/XXXX borrower asked for more assistance, was sent workout package. Put on RPP in X/XXXX and extended in X/XXXX. On X/X/XXXX borrower asked for another extension of the repayment plan, returned package, now under review. Loan is current.

REASON FOR DEFAULT: Work hours reduced more than XX%, income reduction

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

432583233	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone to reinstate the account using funds withdrawn from their IRA. The loan then rolled XX days past due for a few months but has been current since X/XXXX. The borrower has not been responsive do recent attempts to contact. The loan was reviewed for a modification in X/XXXX but was determined to be ineligible. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243712	XXXX 24M PHCH	4/1/2021	3/12/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, stated mailed payment. No RFD. X/XX/XXXX borrower to check on XXXX payment that was not received. X/X/XXXX RFD was illness and borrower made promise to pay, that was received. X/XX/XXXX RFD, holidays. XX/X/XXXX borrower thought loan was current and received Social Security on the Xrd. Last contact was X/X/XXXX, borrower stated sent check in XXXX and would call back after checking with bank. Borrower is not very responsive to collection efforts and would appear in over extended and on a fixed income. Twice in the last XX months has stated sent payments and would call back after contacting bank and never has.

REASON FOR DEFAULT: Based on minimum information provided by borrower it would appear that they are over extended and on a fixed income.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582498	XXXX 24M PHCH	4/1/2021	3/25/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for a X month repayment plan in XX/XXXX; details of plan not noted. Last payment due in XX/XXXX and borrower failed to make the last payment per notes in XX/XXXX. Additional help requested in XX/XXXX; deferment granted. Last contact on XX/XX/XXXX, borrower wanted end-of-year information from XXXX so he could file taxes. Borrower stated he would make a payment online.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower is a XXXXand not working. Borrower working less hours in XX/XXXX. Work impacted by XXXX per notes on XX/XX/XXXX; specific details not provided.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
432582061	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX interested in modification, RFD loss of income, no details. Borrower submitted loss mitigation package, but was never complete. X/XX/XXXX borrower stated would reapply for modification as has more income. Borrower is a XXXX and works in a XXXX. Stip plan sent to borrower XX/X/XXXX with X payments of $XXX.XX starting X/X/XXXX. Down payment of $XXX.XX. Modification documents sent X/X/XXXX. Borrower has paid monthly since the modification, but after the grace period. Last contact X/XX/XXXX stated payment had been sent and that he stopped payment on a check that was thought to be lost in the mail.

REASON FOR DEFAULT: Only RFD was in XXXX and was loss of income.

FORECLOSURE: Referred to XXXX XX/X/XXXX. No legal action taken due to loss mitigation. Foreclosure cancelled when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582818	XXXX 24M PHCH Gap	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XXXX, only contact was administrative. BK was discharged XX/X/XXXX. Borrower missed the X/X/XXXX payment, contact was made on X/X/XXXX, RFD was that borrower didn't get paid on time. Borrower reinstated during that call and remains current, last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity

BANKRUPTCY: Borrower filed BKXX X/XX/XXXX was discharged XX/X/XXXX.

PROPERTY: Owner occupied, no property issues noted.
432583548	XXXX 24M PHCH	5/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX email received as unable to make payments online, servicer it was due to status of loan and number of NSFs. First phone contact was XX/XX/XXXX, RFD was home repairs and husband's paycheck is less due to training therapy for son. Door knock completed X/X/XXXX due to lack of contact, no answer. X/XX/XXXX was the last contact with the borrower and the same RFD.

REASON FOR DEFAULT: Borrower has a special needs child and income plus home repairs has been the RFD for the last XX months.

 FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243985	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to request for XXXX assistance XXXX XXXX due to work shutdown. Timely payments resumed in XXXX with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244134	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to web request for XXXX assistance in XXXX XXXX. Coborrower advised X/XX/XXXX that primary borrower is deceased, no further assistance requested. Timely payments resumed in XXXX XXXX, last contact X/XX/XXXX to inquire about payment increase.

REASON FOR DEFAULT: Death of coborrower

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243752	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional escrow inquiries prior to web request for XXXX assistance in XXXX XXXX. Timely payments resumed in XXXX with no further contact except for X/XX/XXXX questions about the $XXX escrow increase effective XXXX XXXX, no further hardship identified.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

433243751	XXXX 24M PHCH	5/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433242131	XXXX 24M PHCH	5/20/2021	4/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting payment assistance in X/XXXX and was approved for a deferral in X/XXXX but the offer was not accepted. The borrower paid a large curtailment in XX/XXXX that based on the notes paid the full first principal balance. There appears to be a second principal balance/deferral amount that is still owed and the borrower has continued making payments to maintain the account current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to extended problems. Was also listed as health problems and fixed income in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583123	XXXX 24M PHCH	6/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to discuss the account and said was unable to catch up the account. Said has been ill and undergoing treatments. The borrower was offered a trial modification. No further contact since that time despite noted attempts. The borrower was successful on the trial plan and the loan was modified in X/XXXX. The borrower appears to be cooperative. The loan is current but has had periods of delinquency since the modification and during the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585004	XXXX 24M PHCH	4/1/2021	3/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact was when borrower requested a one-month deferral in X/XXXX. Servicer offered a two-month repay plan, which borrower declined. Loan transferred servicing in X/XXXX. No contact despite monthly dialer attempts.

REASON FOR DEFAULT: Unexpected expenses (home repairs)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585225	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower authorized her son on the account in X/XXXX, and gave a promise to pay. Borrower's son promised to pay online in XX/XXXX and in XX/XXXX. Borrower/son declined payment assistance in XX/XXXX, and then son gave a promise to pay in X/XXXX. No further contact. Loan reinstated in X/XXXX, and transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations; borrower's daughter cares for borrower due to illness, and forgot to make the payment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432583856	XXXX 24M PHCH	6/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts to contact since that time. The loan is current but has had periods of delinquency since that time and within the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244638	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower verified payment receipt in X/XXXX after paying online. Co-borrower also mentioned website payment issues in X/XXXX, and made phone payments between X/XXXX and in XX/XXXX. Borrower asked about an ARM change in XX/XXXX, and reported a XXXX hardship in X/XXXX. Servicer granted a X-month deferral beginning that month. Co-borrower set up auto-draft payments in X/XXXX, and verified payment receipt in XX/XXXX. Borrower had general account questions in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244427	XXXX 24M PHCH	5/15/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the escrow shortage and once paid, would request a new analysis. No further contact with the borrower who has not been responsive to attempts since then. The borrower appears to be cooperative during noted conversations. The borrower was offered a trial modification but the borrower said they did not want a modification in X/XXXX and requested the review to be closed. The borrower also filed a dispute at that time because they wanted a deferral, not a modification but was told did not qualify for a deferral. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX and a loss of income from self-employment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244667	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone. The loan has remained current since that time. The borrower appears to be cooperative during noted conversations. The borrower did escalate a complaint regarding a missing check that was signed for in X/XXXX. Was told it XXXX have been missing info to identify the account and to send in a replacement check. The notes also reflect a repayment plan offered to the borrower in XX/XXXX but the details were not noted. The borrower was also offered a modification in XX/XXXX but the borrower declined the terms offered. The loan has had periods of delinquency in the past XX months but no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584189	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to reinstate account and couldn't find account information, borrower was provided with direct number to call back once he had account information. Borrower called back and made full reinstatement payment.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in Texas storms disaster area as designated by XXXX as of XX/XX/XXXX, expired on XX/XX/XXXX, no property damage noted. No other property issues noted.
432584043	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current; stated in X/XXXX that RFD was due loss of income; (self-employed). RFD in X/XXXX due to excessive obligations. Borrower has been advised of loss mit options. MI default was filed on X/XX/XX. Borrower stated in X/XXXX that she would be sending a check for the rest of the week to become current on the loan. Borrower advised in X/XXXX that she would not be able to make the XXXX payment until the XXth because she was still trying to slowly recover from XXXX -XX set back. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: XXXX, income reduction, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

432585571	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower called X/X/XXXX to check status of payment. Borrower requested to change draft date of ACH X/XX/XXXX. Borrower stated X/XX/XXXX ACH didn't go through. Borrower advised payment did not post due to not account found X/XX/XXXX. 3rd party called X/XX/XXXX to update ACH info.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432583023	XXXX 24M PHCH	5/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact other than making payments XX/X/XXXX, borrower out of work due to back surgery. Repayment plan set up in XX/XXXX, loan not brought current until X/XXXX with XXXX deferral. RFD at time of deferral was unemployment. As of X/X/XXXX borrower back to work.

REASON FOR DEFAULT: Medical and unemployment.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585157	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay online in X/XXXX, and declined payment assistance. Borrower applied for assistance in X/XXXX, and servicer approved a three-month trial mod plan. Borrower made a trial plan payment and paid the escrow shortage in XX/XXXX. Borrower confirmed receipt of the mod agreement in XX/XXXX; modification was completed that month. No further contact. No dialer attempts or letters sent in XX/XXXX; borrower made a double payment to reinstate in XX/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income reduction, borrower separated from spouse

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied

432582665	XXXX 24M PHCH	7/1/2022	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with borrower is limited to a single contact on XX/XX/XXXX, borrower confirmed amount to pay.

REASON FOR DEFAULT: None provided, loan has been current for the past XX months.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX filed X/XX/XXXX, BK plan crammed down the loan, secured claim iao $XXK, unsecured iao $XX,XXX, with payments starting in X/XXXX, at the new rate of X.XX%. Cram down was not applied correctly by prior servicer, forcing XXXX to implement post dated changes, reducing UPB from $XXX,XXX.XX to $XX,XXX.XX. Loan is currently being serviced with these terms.

PROPERTY: No damage noted, unknown occupancy.

432582993	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Demand letter was sent in X/XXXX. Borrower called in on X/XX/XX to schedule X payments on the XXth, indicating RFD due to excessive obligations. Intent is to retain the property. Borrower has been offered loss mit on multiple occasions but not interested. Borrower called in XX/XXXX indicating impacted by XXXX, was advised of FB program, borrower wanted to set up payment arrangement to bring the loan current. Last contact was in X/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: XXXX and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433243693	XXXX 24M PHCH	5/1/2021	4/17/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite dialer attempts most months. Borrower pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244837	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to request for assistance in XXXX XXXX due to income has declined after retirement. Borrower remains current since deferral paid loan ahead X months with no contact since X/XX/XXXX call to replace NSF return, no further discussion of hardship is noted.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584823	XXXX 24M PHCH	5/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: An authorized third party (borrower's daughter) made a phone payment in X/XXXX. Servicer solicited a trial mod plan, which ATP accepted in XX/XXXX. ATP made monthly phone payments between XX/XXXX and X/XXXX. ATP verified servicer receipt of executed mod documents in X/XXXX, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and the new servicer requested authorization from the daughter, who made a phone payment in X/XXXX. ATP gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed X/X/XXXX, chapter X, discharged X/XX/XXXX

PROPERTY: Owner occupied

432585392	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts, until servicer solicited a trial mod plan in X/XXXX. Borrower didn't respond to the offer, and servicer closed the offer in X/XXXX. Borrower was not able to make a payment in XX/XXXX as the loan had been referred to foreclosure; borrower then requested a reinstatement quote. Servicer solicited another trial mod plan in XX/XXXX, which borrower declined as she was gathering funds to reinstate. Borrower reinstated the account in XX/XXXX. Loan transferred servicing in X/XXXX, and borrower made a phone payment in X/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred X/XX/XXXX, NOD sent for filing XX/X/XXXX. Borrower reinstated in XX/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433245096	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was rolling XX days delinquent dating back to XXXX until making an extra payment in X/XXXX. First contact with borrower was X/XX/XXXX, no RFD given. Contact on X/X/XXXX the borrower clearly didn't know she was rolling delinquent. In X/XXXX and several times following the borrower refused to give RFD, she didn't want to go into it. Loan remains current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied. Property was in XXXX disaster area in X/XXXX. No mention of property being impacted or of any claim filing.

432585300	XXXX 24M PHCH Gap	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped a withdrawal in X/XXXX, as funds were not available, and verified a pending loan transfer in X/XXXX. Borrower was unaware of the delinquency on the account, and cancelled recurring withdrawal payments. Loan transferred servicing in late X/XXXX. The new servicer made several attempts to contact borrower, was unable to make contact until borrower made a phone payment in X/XXXX; borrower didn't give a reason for the recent default.

REASON FOR DEFAULT: Not provided

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433242541	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX starting with XX/XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he could not make payment, was advised that XXXX was part of deferral and deferral protections would remain in place and resolution for past due payments is completed. Borrower was directed to website, requested a XXXX speaker, call got disconnected while on hold for XXXX representative.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244810	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX wanting to know how to change his social security number and was advised to send in a copy of his social security number and send in a letter providing explanation. SSN was received in X/XXXX, it was confirmed on X/XX/XX that the correct SSN and name combination was already on the system. Escrow analysis statement was sent in XX/XXXX. Borrower requested XXXX assistance in X/XXXX (last contact) and was approved for a deferral for X payments, processed in X/XXXX and X/XXXX. Escrow analysis statement was sent in XX/XXXX. Loan is current.

REASON FOR DEFAULT: Unexpected expenses due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582107	XXXX 24M PHCH	5/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, borrower promised reinstatement. Loan had been referred to foreclosure but no legal action had been taken. RFD on XX/X/XXXX, poor choices made by borrower. Last contact other than making payments was XX/X/XXXX, RFD was the holidays.

REASON FOR DEFAULT: Appears borrower is over extended.

FORECLOSURE: Loan had been referred to foreclosure but no legal action had been taken.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243580	XXXX 24M PHCH	5/12/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX promising payment for the X1st, was late with payment from prior verbal repayment plan. X/XX/XXXX borrower called to confirm loan was now current. Borrower not interested in loss mitigation on X/XX/XXXX. First RFD was X/XX/XXXX, was medical bills. Borrower obtaining assistance from a foundation to make payments, which paid $XXX.XX. Borrower stays in contact with the servicer and keeps promises, but is struggling. Last contact was X/XX/XXXX making payment.

REASON FOR DEFAULT: Medical Bills.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

 PROPERTY: No evidence of property damage.

432584812	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX and in X/XXXX, and declined a repay plan as not affordable in X/XXXX. Borrower applied for assistance in X/XXXX, and servicer approved a trial mod plan in X/XXXX. Borrower made the first trial payment by phone in X/XXXX, and asked about XXXX assistance in X/XXXX but declined a XXXX review. Borrower finished the trial mod plan, and the modification was completed in X/XXXX. Loan transferred servicing in X/XXXX, and borrower asked about an increase in the PMI amount; servicer response was not provided. Borrower asked about late fees on the account in X/XXXX. No further contact.

REASON FOR DEFAULT: Property problems that started in XXXX, medical bills; income curtailment after borrower switched jobs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582985	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	Yes	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the third party called in to discuss documents and requested a payoff quote. No further contact since that time despite noted attempts to contact. The notes indicate the primary borrower is deceased. The loan was under review for a modification in XX/XXXX but was denied due to being ineligible. The third party appears to be cooperative and has maintained the account current despite brief periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of the principal borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583308	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower other than making payments was XX/X/XXXX, RFD was excessive obligations and inquired about options. Borrower declined loss mitigation offers until X/XXXX, when partial package was submitted. XXXX deferral done in X/XXXX. XX/X/XXXX, last contact, borrower called regarding deferral and asking what other type of assistance was available, appears they are working but reduced hours. Does not appear that borrower has submitted package. Borrowers are also divorced, but unable to determine who is living in the home and is responsible for the debt.

REASON FOR DEFAULT: Reduced income due to XXXX is the most recent. Prior was excessive obligations.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583008	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, not interested in loss mitigation. RFD, wife had to change jobs. X/XX/XXXX borrower called inquiring about XXXX assistance and deferral approved, no RFD. Last contact XX/XX/XXXX inquiring about letters he had been receiving.

REASON FOR DEFAULT: Wife changed jobs in XXXX and borrower fell behind at that time.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583701	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account and agreed to a payment over the phone. The loan has remained current since that time. The notes indicate the borrower usually makes payments via the servicer's website. The borrower appears to be cooperative during noted conversations. The borrower requested XXXX relief options in X/XXXX due to being furloughed and was offered a forbearance. The borrower first began requesting XXXX relief options in X/XXXX and was approved for a two month deferral. The loan has had a sporadic payment history since that time but is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being furloughed due to XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584486	XXXX 24M PHCH	5/1/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was approved for trial mod at start of contact history, borrower declined mod as of XX/XX/XXXX. Loan reinstated multiple times, most recently on XX/XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, borrower declined forbearance as of XX/XX/XXXX, borrower stated would try to get caught up on her own. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower declined mod due to lack of income. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income, borrower illness and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431550068	XXXX 24M PHCH	5/1/2021	4/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The notes reflect a deferral agreement was approved in XX/XXXX but was never signed and returned. The borrower has not been responsive to attempts made. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582777	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Missing comments prior to XX/XXXX. Unauthorized spouse made a phone payment in X/XXXX, and borrower made a phone payment in X/XXXX. Borrower began making website payments. No contact again until X/XXXX when borrower had an NSF payment. Borrower struggled with NSF payments over the next several months, but did not have contact with servicer until he authorized his spouse on the account in X/XXXX. Spouse paid by phone in X/XXXX, and verified the bank account information was correct in X/XXXX through an online web chat.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432585205	XXXX 24M PHCH Gap	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped paying in XX/XXXX. Servicer offered a flex mod trial plan in X/XXXX, but borrower didn't respond within XX days of the trial plan letter date. Borrower was in assisted living in X/XXXX, and her son requested a reinstatement amount in X/XXXX. Borrower's son sent reinstatement funds in X/XXXX; loan has since remained current. In X/XXXX, borrower said her son was taking care of the payments; no further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower illness, hospital stay, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied, not able to verify current condition
433243097	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; three-month deferment granted. Borrower filled out loss mitigation application online in XX/XXXX. Borrower advised of missing documents for workout review on XX/XX/XXXX. Loss mitigation denied in XX/XXXX but specific details not provided. However, per notes on XX/XX/XXXX modification agreement review noted. Appears the mod was approved but the borrower did not return the agreement. Last contact on XX/XX/XXXX, but details of conversation not noted. Servicer notes that they verified the borrower and borrower consented to call being recorded.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, job impacted by XXXX but specific details not provided.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433242275	XXXX 24M PHCH	5/11/2021	4/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower changed an auto-draft payment date in X/XXXX and in X/XXXX. Borrower cancelled the auto-draft payments in XX/XXXX, but didn't provide a hardship reason. Borrower reactivated the auto-draft payments in X/XXXX, cancelled the payments, the reactivated the option again in X/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicer granted a X-month deferral that month; auto-draft payments were cancelled at the time of plan approval. Borrower asked about the balloon payment from an offered assistance plan, and also verified credit reporting in X/XXXX. Borrower made monthly phone payments between X/XXXX and X/XXXX, then began paying through the IVR system.

REASON FOR DEFAULT: XXXX impact; borrower works in a school, which was closed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244642	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact is noted; borrower called in X/XXXX to inquire about deferral stating that he is a truck driver and had to stop making as many deliveries to the virus. Deferral for X payment was approved and processed in X/XXXX - X/XXXX. Payoff quote as requested and completed on X/X/XX. No further details. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582536	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD, forgot to make payment. XX/X/XXXX RFD was car repairs. Deferral approved in X/XXXX, but no RFD showing. X/XX/XXXX borrower unemployed and victim of social security fraud. XX/XX/XXXX still unemployed. Last contact XX/XX/XXXX with questions about insurance.

REASON FOR DEFAULT: Borrower has provided multiple RFDs, most recent has been unemployment, which appear to be the result of XXXX.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432583655	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being reviewed for a mod that is not based on an application, no RFD is given. X/XXXX Borrower declines the mod offer. XX/XXXX Account is reinstated without assistance. X/XXXX Borrower reports they are struggling to make payment, but declines loss mit assistance. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX, payment arrangements are being made.

REASON FOR DEFAULT: X/XXXX Curtailment of income. XX/XXXX Excessive obligations.

FORECLOSURE: File is referred to FC in XX/XXXX, reinstated XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584832	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower was interested in a repayment plan but would not commit to a plan. Comments on X/XX/XXXX indicate servicer set up a FB plan for XX months starting X/X/XXXX. Plan broke in XX/X/XXXX. Servicer offered a Flex MOD on XX/XX/XXXX, STIP plan was for X months starting X/X/XXXX. Plan completed and loan modified in X/XXXX due date rolled from XX/XXXX to X/XXXX. Last contact X/XX/XXXX borrower called in and went over MOD details.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431957088	XXXX 24M PHCH	5/1/2021	3/23/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate the borrowers struggled to maintain current payments in XXXX due to income curtailment from XXXX. They were on a FB plan beginning XX/XXXX, however, the co-borrower deceased XX/XXXX. ATP son provided death cert and reinstated account X/XXXX with last contact X/XX/XXXX. Loan is due for the X/X/XXXX payment. NSF noted XX/XXXX.

REASON FOR DEFAULT: Income curtailment and death of borrower

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted

433244071	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about escrow overage X/X/XXXX. Borrower stated X/X/XXXX impacted by OCVID; unable to work for X-weeks. Payment deferral completed X/XX/XXXX. Borrower stated X/X/XXXX still shut down this month. Payment deferral completed X/XX/XXXX and X/XX/XXXX. Servicer confirmed deferral X/X/XXXX. Borrower called to make payment X/X/XXXX. Borrower stated X/XX/XXXX mail slowing arrival of check. Borrower called to schedule payment X/XX/XXXX. Last contact XX/X/XXXX advised mailing payment today.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied. No property damage noted.

432583539	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer mod noted on XX/XX/XXXX, effective date of XX/XX/XXXX, no other details provided. Borrower inquired about XXXX assistance on XX/XX/XXXX, was advised of forbearance, borrower declined. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations and curtailment of income.

FORECLOSURE: Loan placed on FC referral hold for service transfer as of XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433242714	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite recent dialer attempts. Borrower pays through the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584102	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if he was current, was advised yes.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432582247	XXXX 24M PHCH Gap	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has maintained occasional contact throughout last X years of XX+ delinquency, hardship caused by slow paying clients for self-employed XXXX business. Borrower declined to discuss loss mitigation until request for XXXX assistance X/X/XXXX due to state shelter in place orders. Deferral paid loan ahead to XXXX XXXX, payments resumed in XXXX and account is XXXX delinquent in last X months, most recent reinstatement XXXX XXXX. Last contact X/X/XXXX to authorize wife as third party on account.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433244756	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing for the last X years except for XXXX XXXX XXXX. Borrower maintains contact for phone payments and website assistance, no hardship provided and no request for assistance is noted. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582581	XXXX 24M PHCH Gap	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised that he forgot to make XXXX XXXX payment, there was no hardship. Account remained current until request for CVOID assistance X/XXXX. Deferral paid loan ahead to X/XXXX. Extension requested but no application submitted and account was fully reinstated XXXX XXXX. No further delinquency, last contact XX/X/XXXX general account inquiry.

REASON FOR DEFAULT: X/XXXX XXXX income curtailment, details not provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432583555	XXXX 24M PHCH Gap	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they are disputing the fees, servicer advised need dispute in writing which was never received. Comments indicate servicer completed skip tracing to get phone number for borrower. Last contact XX/XX/XXXX borrower inquired about escrow refund check, servicer advised negative balance, no refund check. Servicer has since made monthly dialer attempts.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244779	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic XX+ delinquent with multiple NSF returns in XXXX, borrower was unresponsive throughout delinquency until demand was issued XXXX XXXX, hardship due to work slowing down. Promise to cure by end of month was not kept, loss mitigation requested and trial completed XXXX XXXX-XXXX XXXX. Borrower made first mod payment in XXXX and then requested XXXX assistance due to work shutdown. Payments have resumed since XXXX XXXX with NSFs replaced in month due. Last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433243183	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX. X-month forbearance was approved and timely payments resumed in XXXX with no further contact since X/XX/XXXX confirmation of refund due to servicer error.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432582408	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after XXXX XXXX reinstatement until missed payment XXXX XXXX. Servicer notified of death of borrower X/XX/XX by SII. SII has paid timely since reinstatement XXXX XXXX with no ongoing contact since X/X/XXXX ACH enrollment.

REASON FOR DEFAULT: XXXX: excessive obligations. XXXX: death of borrower and SII unemployment

FORECLOSURE: No foreclosure found.

BANKRUPTCY: No bankruptcy found.

PROPERTY: Occupancy is unverified since death of borrower. No property issues found.

432585082	XXXX 24M PHCH	4/1/2021	1/8/2021	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer approved Stip to Mod XX/XX/XXXX with payments of $XXX.XX beginning XX/X/XXXX. Unauthorized 3rd party stated XX/XX/XXXX is power of XXXX. Plan confirmed kept X/X/XXXX. Loan reinstated X/X/XXXX. Servicer notes X/XX/XXXX POA invalid; missing X witness signatures. Death of borrower noted X/XX/XXXX; date of death X/X/XXXX. Death certificate confirmed received X/XX/XXXX. No recent contact to discuss delinquency.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

433243371	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, contact with the borrower who refused to discuss the account. The borrower has not been responsive to attempts to contact and does not appear to be cooperative. Has said in the past that their son pays on the account. The loan is now delinquent with no payments since X/XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244662	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Hardship in XXXX XXXX was due to family illness, borrower unresponsive until request for loss mitigation XXXX XXXX. Trial plan was completed XXXX XXXX, borrower declined mod offer and reinstated X payments in XXXX XXXX. Borrower paid timely until default XXXX XXXX and refused to discuss account until request for XXXX assistance X/XX/XXXX due to reduced work hours. Borrower declined repayment plan offer and reinstated in XXXX XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432584248	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing until missed payment XXXX XXXX. Third party completed a X-month repay plan to cure in XXXX XXXX and remains current, last contact X/X/XXXX. XXXX has submitted all required documents, SII process completed X/X/XXXX.

REASON FOR DEFAULT: RFD due to death of the primary borrower and also due to impact from the XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied by SII. No indication of damage or ongoing repairs.
433244578	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a promise to pay that was kept. Servicer has made recent unsuccessful Dialer attempts to contact borrower. The last attempt was made on X/X/XXXX. Borrower was on a prior repayment plan that ended XX/X/XXXX due to failure to make payments.

REASON FOR DEFAULT: No recent RFD provided. Prior RFD was noted on X/XX/XXXX as curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433244816	XXXX 24M PHCH	5/1/2021	4/9/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reported a XXXX hardship through the website in X/XXXX, and servicer completed a two-month deferral beginning that month. Borrower verified the due date in X/XXXX, and verified which documents were needed for an assistance application in X/XXXX. No further contact. Borrower set up auto-draft payments in X/XXXX through the website.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432584497	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower declined mod and stated would bring account current within the following three months. Borrower declined loss mit options in XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, no loss mit related to XXXX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244678	XXXX 24M PHCH	5/1/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on repayment plan X/XXXX, RFD borrower was ill then bank account was 'tampered' with. Rolling XX days delinquent. Mod trial was approved but borrower only made X payments, then it was extended but never completed and borrower made monthly payments until XX/XXXX which were all posted to unapplied funds. Workout reviewed in XX/XXXX and deferral was offered. Unapplied funds all applied then a four month deferral processed in XX/XXXX. Loan has been current since then.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Borrower verified owner occupied.

432584398	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX in XX/XXXX, borrower was provided loss mit options but no loss mit action taken to address impact, borrower elected to reinstate account. Loan was reinstated multiple times, most recently in XX/XXXX. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment for XX/XXXX and XX/XXXX, no other details provided.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433243449	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about flood insurance on the account in X/XXXX. no contact again until borrower requested XXXX assistance in X/XXXX. Servicer granted a X-month deferral beginning in X/XXXX. Borrower requested additional assistance in X/XXXX, and was instructed to apply. Servicer disbursed three months of HOIA payments in X/XXXX, and borrower was approved for an additional XXXX deferral in XX/XXXX; an X-month deferral was completed in XX/XXXX. Borrower verified deferral completion and due date in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583439	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone and said already paid a partial payment. The borrower appears to be cooperative during noted conversations. The borrower was impacted by XXXX and was offered a forbearance plan in X/XXXX. Was also approved for a X month deferral in X/XXXX. The borrower was also requested extended XXXX assistance as late as XX/XXXX but documents were not provided. The loan is now current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242561	XXXX 24M PHCH	5/28/2021	4/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower inquired if servicer received Insurance policy. Servicer stated they have the policy and just paid the premium a few days prior. Loss Mit was last discussed XX/XX/XXXX when borrower's current repayment plan was reviewed.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433242811	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, RFD, husband is truck driver and not paid until the end of the month. X/X/XXXX borrower not interested in loss mitigation. X/XX/XXXX borrower set up X payments. Last contact with the borrower was X/XX/XXXX, making payment. Borrower will fall behind a month and then make X payments the following month. Most payments are made at the end of the month.

REASON FOR DEFAULT: Only RFD given has been pay period, but would appear borrower is over extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433243062	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment XXXX XXXX, borrower advised XXXX XXXX that income was impacted due to unable to see patients. Borrower accepted a X-month verbal repay plan with $XK down, completed to fully cure in XXXX XXXX with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431957047	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower returned a message and sais she has a power of XXXX and would have them give them a call back. in to make a payment over the phone. The borrower appears to be cooperative but has refused repayment plan offers in the past due to not understanding. The loan is current but had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583933	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was rolling XX days delinquent when history began in XXXX; borrower struggled to bring the loan current until X/XXXX. Borrower failed to make a payment in XX/XXXX but was able to make a double payment the following month. Borrower stated on XX/X/XX that he had XXXX and was out of work. Borrower submitted a credit dispute in X/XXXX for the present and previous account status, no correction was made noting reporting is accurate and loan has several reported delinquencies and had a mod effective XX/X/XX and was delinquent entering the mod.

REASON FOR DEFAULT: Borrower had XXXX and was out of work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432584498	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan transferred servicing in X/XXXX. Borrower had been on a repay plan with prior servicer, notes don't state whether servicer honored the plan. Borrower made a lump sum payment in X/XXXX, then continued to make monthly payments and maintained a rolling delinquency, but didn't have any contact with servicer, who offered a repay plan in XX/XXXX. Loan transferred servicing that month. Borrower made two double payments over the next two months to fully reinstate XXXX XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower out of work for over XX months due to back surgery

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied, not able to verify current condition
432582336	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/X/XXXX when ATP made a phone payment. Comments on X/XX/XXXX showed servicer receiving the Death Certificate of XXXX and XXXX along with a letter of administration appointing XXXX as administrator of estate. XXXX is the brother of XXXX. Comments did not provide intent of administrator. Loss Mit work out options were last discussed X/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on XX/X/XXXX by ATP as death of primary borrower. No other RFD provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Comments on X/XX/XXXX indicated subject property was located in a XXXX declared disaster area expiring X/XX/XXXX. Comments did not indicate subject property was affected by the storms.
433242712	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been rolling XX-XX days delinquent until X/XXXX, current since then. No contact with borrower, wrong contact number. Returned mail in X/XXXX. Statement goes to address that is not subject property and inspection dated X/XX/XXXX shows tenant occupied. Loan is now current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Non owner occupied per inspection

432585475	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a phone payment in XX/XXXX. Servicer solicited a X-month trial mod plan in X/XXXX, which borrower accepted in X/XXXX. Borrower requested a trial plan coupon book in X/XXXX, but servicer offered to schedule pre-payments; borrower opted to pay at the local branch. Borrower made the final trial payment by phone in X/XXXX, and the modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX, in XX/XXXX and in X/XXXX. Loan transferred servicing in X/XXXX. No further contact. Borrower pays through the IVR system.

REASON FOR DEFAULT: Borrower illness, job change, death of family members

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432583156	XXXX 24M PHCH	5/1/2021	4/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has not been responsive to attempts after that time. The borrower was approved for a forbearance plan in X/XXXX and an extension was requested in XX/XXXX due to impact from XXXX. The loan has had periods of delinquency in the past XX months but is now current. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to sales being down due to XXXX.. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585042	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance in XX/XXXX, borrower declined. Loan reviewed for loss mit in XX/XXXX without application, approved for trial mod as of XX/XX/XXXX, reinstatement quote provided to borrower on XX/XX/XXXX, removed from loss mit as of XX/XX/XXXX due to reinstatement. Borrower inquired about assistance options in XX/XXXX, borrower approved for trial mod as of XX/XX/XXXX, removed from loss mit as of XX/XX/XXXX due to reinstatement. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about assistance options but could not commit to pay. Last contact on X/XX/XXXX borrower inquiring about adding escrow advance repayment to loan in order to reduce monthly payment. X/XX/XXXX servicer advised that was not possible, no reason why.

REASON FOR DEFAULT: Borrower unaware they were behind, excessive obligations and curtailment of income.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, Notice of Sale sent on XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement. Loan placed on FC referral hold for XXXX as of XX/XX/XXXX, released from hold on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432583986	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact is noted; borrower called in X/XXXX for loss draft information. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in X/XXXX to set up a claim, also inquired about the guidelines and was advised to send in the insurance estimate and the claim check unendorsed. Borrower was also advised that a final inspection is not required. No details regarding damage or repairs provided. Date of loss and cause of loss not available.

432583577	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to follow up on their request for an extension on their XXXX forbearance. The borrower stated he is back to work but not working full time. Discussed documents that were needed. The notes as late as XX/XXXX indicated that documents were not provided and the borrower has not been responsive to attempts since that time. The borrower requested assistance due to XXXX impact in X/XXXX and was approved for a X month deferral. The borrower appears to be cooperative during noted conversations. The loan is now current but payments have been sporadic with periods of default over the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to XXXX work impact from XXXX. Was out of work and then hours were cut. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958886	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583991	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that he was having hardship due to the XXXX and that he was not working and tenants weren't paying either. FB plan was approved from X/X/XX - X/XX/XX. FB was extended X month in X/XXXX effective X/X/XX. FB plan was completed in X/XXXX, loan brought current; hardship resolved. Last contact was in X/XXXX, borrower requested a copy of the year end statement.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432582820	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was mostly current in XXXX except XXXX in X/XXXX, RFD excessive obligations, car repairs. Remained current until X/XXXX. Borrower contacted servicer on X/XX/XXXX, lost job due to XXXX, was granted X month deferral. Comments give few details but payments were made fromXXXXfunds from X/XXXX to X/XXXX when notes sayXXXXassistance ended. Borrower made the X/XXXX and X/XXXX payments.

REASON FOR DEFAULT: Unemployment

FORECLOSURE: No FC activity

BANKRUPTCY: Comments mention a BKXX discharged but no dates or case number.

PROPERTY: Borrower verified owner occupied.

433243710	XXXX 24M PHCH	6/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower set up ACH for X/XX/XXXX. Loss Mit was last active X/XXXX thru X/XXXX when X month deferment was set up due to XXXX XXXX.

REASON FOR DEFAULT: No payment default in the past year. Last RFD was noted on X/XX/XXXX when borrower stated out of work due to XXXX. It is unclear if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.
431959289	XXXX 24M PHCH	6/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and advised prefers to send checks due to self-employment. Was also advised of the modification completion and next payment due. The loan was modified in X/XXXX and has remained current since that time. The loan also had four one-month deferrals completed in X/XXXX, X/XXXX, X/XXXX, and X/XXXX. The borrower began requesting workout assistance in X/XXXX due to impact from XXXX. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress. FB status is active, unable to confirm details of plan.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to reduced hours and income caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583803	XXXX 24M PHCH	5/1/2021	4/8/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in with concern about why more of the payments are not going to principle. The borrower did not commit to pay but also did not pursue workout options. The borrower has not been responsive to attempts to contact since that time. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Works in the music industry and waiting for customers to pay. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433245043	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XX/XXXX wanting to make sure that their last payment went thru. Servicer advised that they show the payment posted. Borrower requested a workout in XX/XXXX; three month deferment granted. Last contact on XX/XX/XXXX, two payments set-up to draft. First payment on XX/XX/XXXX and the second payment on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, other expenses. As of XX/XXXX, had to pay for son's wedding. RFD per notes on X/XX/XXXX, borrower out of work but spouse is still working.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per data tape.
433244186	XXXX 24M PHCH	5/27/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer has had limited contact with the borrower over the last X years with last contact XX/XX/XXXX regarding payment. Loan has been XX days delinquent in the last XX months due to income curtailment from XXXX. Borrower was able to bring account current X/XXXX and loan is presently current.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

433242268	XXXX 24M PHCH	5/1/2021	4/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in regarding a previous request for XXXX statement copies that were illegible. The borrower was shown how to access them on the website. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX after successfully completing a trial period plan that as offered in X/XXXX. Aside for a brief period of delinquency in X/XXXX, the loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to business being slow and lack of income. No recent indication of ongoing hardship.

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but was dismissed in XX/XXXX when a modification was completed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433242119	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, setting up payment. X/XX/XXXX borrower called to cancelled scheduled payment, RFD of hardship, no details. X/XX/XXXX borrower called to discuss options. XX/XX/XXXX borrower called for status of loan. X/X/XXXX borrower was being considered for deferral but advised not interested any longer. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: Hardship in X/XXXX, no details and no more recent RFD.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243981	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer completed a X month deferral on X/X/XXXX. No further assistance requested or offered. Last contact X/XX/XXXX borrower changed their auto pay date; nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

431958017	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower on X/XX/XXXX, stated would make payment the following week, no RFD. X/XX/XXXX borrower submitted on line notification that they were unemployed due to XXXX and could not make payment. No further discussions regarding loss mitigation. XX/X/XXXX borrower called and made a payment. Last contact was on XX/XX/XXXX, making payment. Borrower unresponsive to most collection efforts. Unable to determine if borrower is back to work.

REASON FOR DEFAULT: Unemployment.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432582618	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with minimal contact prior to request for XXXX assistance. Deferral paid loan ahead to XXXX XXXX; account is XXXX delinquent since payments resumed in XXXX. Minimal contact. X/XXXX Borrower is upset about a prepayment penalty on their statement. X/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. X/XXXX Borrower requested extension. XX/XXXX Borrower reports they will be able to make their payments and withdraws their loss mit application. Last contact X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX income curtailment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433243719	XXXX 24M PHCH	5/1/2021	4/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency in XXXX except for one phone contact XXXX XXXX to make a payment, no hardship provided. Account remained current form reinstatement XXXX XXXX until missed payment XXXX XXXX. Borrower did not keep promise to pay XX/XX/XXXX and again provided no hardship. Borrower has paid timely since cure in XXXX XXXX.

REASON FOR DEFAULT: Borrower refuses to inform

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585121	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact was not provided. The reason for is unknown. A Mod was processed XX/XXXX. The loan was in foreclosure prior to the Mod approval. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default is unknown

FORCLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432584402	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, set up for forbearance plan as of XX/XX/XXXX, forbearance extended as of XX/XX/XXXX, forbearance expiration letter sent as of XX/XX/XXXX. Borrower approved for X month deferral as of XX/XX/XXXX. Borrower considered opting out of deferral and entering into repayment plan instead as of XX/XX/XXXX, but was advised on XX/XX/XXXX that the deferral was booked and that was not an option. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $XX,XXX, no other details provided. Last contact on XX/XX/XXXX, borrower called to state they mailed in payment, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433244130	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Servicer makes consistent monthly Dialer attempts to contact borrower that have been unsuccessful. The last contact attempt was made on X/X/XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and property condition are unknown.
432585391	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/XX/XXXX to confirm insurance policy information. Borrower inquired X/XX/XXXX how to complete WX form; borrower later stated X/X/XXXX needed WX so her job could release funds to pay mortgage. Borrower called X/XX/XXXX to confirm receipt of form. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

431959215	XXXX 24M PHCH	5/1/2021	4/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX with payments of $XXXX.XX starting on XX/XX/XXXX but no further details provided. Borrower requested a workout in XX/XXXX, stating that he is trying g to get repairs on home complete but servicer advised no workout available. Workout requested again in XX/XXXX due to XXXX; three-month deferment granted. Assistance requested in XX/XXXX, servicer advised to fill out online application. Mod approved in XX/XXXX and processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower promised to make a payment on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower's employment affected by XXXX. RFD per notes on XX/XX/XXXX, family issues and property damage.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: Notes in XX/XXXX indicate that the borrower received a loss draft check in the amount of $XX,XXX; type of damage not noted. Borrower advised on XX/XX/XXXX that they would need to schedule an appointment for an inspection. Roof completed in XX/XXXX. Repairs still ongoing in XX/XXXX. Work on house shut down for X weeks in XX/XXXX due to one of the workers testing positive for XXXX. As of XX/XX/XXXX, borrower having issues finding contractors to finish repairs. Unable to determine current condition or occupancy.

432584483	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wife inquired if payment was processed, was advised to wait X-X business days for payment to process.

REASON FOR DEFAULT: Paycheck error.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Water lien from XXXX noted on XX/XX/XXXX, escrow advance of $X,XXX disbursed on XX/XX/XXXX to resolve lien. No other title issues noted.

432583925	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower has missed a few payments but was able to make additional payments to bring the loan current. Borrower stated on X/XX/XX that his wife made the payment the day before and that the property is a rental and intends to keep the property. Last contact was in XX/XXXX, borrower stated that he just received the correspondence (no details provided) which is why he did not pay his bill yet; refused to set up payment. Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Borrower stated in X/XXXX that this is a rental property.

432584332	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for X month forbearance plan as of XX/XX/XXXX, plan extended another X months as of XX/XX/XXXX and again as of XX/XX/XXXX for additional X months, plan completed as of XX/XX/XXXX. Borrower applied for another extension in XX/XXXX, currently pending incomplete docs as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
432583615	XXXX 24M PHCH Gap	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a repayment plan is started. X/XXXX Plan is broken. Borrower has not been very responsive with no loss mit attempts since the broken payment plan. Borrower verified payment receipt after an online payment in X/XXXX. Borrower requested a VOM in X/XXXX; servicer advised borrower to obtain from the website, and borrower submitted a secure web message to receive assistance pulling from the website.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Other bills. X/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433244380	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/X/XX stating business was slow due to XXXX. A X month deferral was approved and processed in X/XXXX - X/XXXX. Co-borrower called in XX/XXXX wanting to know how to remove the primary borrower from the loan and was advised of refinance. Last contact was in X/XXXX, co-borrower called in to inquire about 3rd party authorization form and was advised that there was no 3rd party authorization received on the loan. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242950	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX inquiring about due date. XX/XX/XXXX borrower deleted ezpay due to loss of income. Co-borrower had been laid off, discussed options. Deferral approved X/X/XXXX. X/XX/XXXX borrower called to discuss deferral. Borrower tried to cancel the payment that was returned NSF, but servicer advised could not on X/XX/XXXX. Last contact X/XX/XXXX setting up payments.

REASON FOR DEFAULT: Co-Borrower unemployed as of XX/XX/XXXX, unable to determine if back to work.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

432582953	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized party, the borrower's daughter, called in called in but disconnected before the servicer could verify authorization. The call prior to that was on X/XX/XXXX where the authorized party called to discuss the needed insurance estimate for the damage that occurred and the pending insurance claim. The notes show the borrower is deceased. The loan is current and payments are usually paid via the servicer's website. The third party appears to be cooperative and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of the primary borrower and curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The servicer was notified of an insurance claim on XX/XX/XXXX and a claim check totaling $XXXX,XX was received on XX/X/XXXX. The damage was caused by wind and hail with a date of loss on X/XX/XXXX. The claim was considered non-monitored and the check was endorsed and released on X/XX/XXXX. No notes confirming the repairs have been completed. No further indication of damage or ongoing repairs.
433245131	XXXX 24M PHCH	6/7/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with little contact prior to web request for XXXX assistance in XXXX XXXX. Timely payments resumed in XXXX XXXX and borrower remains in contact for account inquiries and payments. VOM and forbearance letter were requested for a loan closing in XXXX; loan has not paid off and last contact X/XX/XXXX was to question whether loan was assumable.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Borrower advised of pending tax sale X/XX/XXXX and requested escrow setup, was instructed to send a request in writing. Comments show tax docs were received in XXXX XXXX but do not confirm that taxes were paid or tax sale redeemed. Borrower called again X/X/XXXX to discuss delinquent taxes and was advised she would need to pay escrow balance to establish an escrow account. Current title report shows taxes are Paid.
433244948	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX impacted by XXXX; husband is not able to work. Payment deferral completed X/X/XXXX, X/XX/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432585126	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being reviewed for a mod that is not based on an application. X/XXXX Borrower accepts the offered mod. X/XXXX Final mod is completed after a borrower completes a trial period. Since the mod the account has been kept current. Borrower has not been very responsive and numerous unsuccessful attempts to contact borrower are recorded. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations and borrower was laid off of work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433244343	XXXX 24M PHCH	5/1/2021	4/11/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, promised to make payment, but no date or RFD. XX/X/XXXX complained about receiving collection calls on the 2nd of the month when payment is due on the 1st, loan was due for the XX/XXXX payment at the time. X/XX/XXXX borrower submitted XXXX relief package, RFD was unemployment. Deferral approved. X/X/XXXX borrower again complaining about the number of calls, this was the last contact.

REASON FOR DEFAULT: Borrower was unemployed due to XXXX, unable to determine if borrower is back to work, but loan has been current since deferral.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433243936	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with occasional contact prior to request for XXXX assistance in XXXX XXXX, borrower advised he was dismissed form work due to health concerns. Timely payments resumed in XXXX XXXX with no ongoing contact except for X/XX/XXXX LPI inquiry.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433242466	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX completed the online request for XXXX assistance as there were impacted. Servicer completed a deferral on X/X/XXXX, servicer deferred X payments. No further assistance has been requested . Borrower on X/XX/XXXX called in and discussed loan details and to confirm the XXXX was mailed, servicer advised mailed and went over how borrower could access document online.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
433242625	XXXX 24M PHCH	5/1/2021	4/7/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a X month deferral XX/XXXX and a X month XXXX deferral from X/X/XXXX-X/X/XXXX due to income curtailment. Servicer then granted a loan mod effective XX/X/XXXX and borrower has made the first X payments after the mod. The borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.
433242905	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An unauthorized third party scheduled three months of payments in X/XXXX. Despite dialer attempts during default, no contact with borrower. An unauthorized third party made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243469	XXXX 24M PHCH	6/1/2021	4/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958695	XXXX 24M PHCH	6/1/2021	4/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; borrower requested a change on the auto draft, unable to make the payment on the Xth, changed to the XXth. NSF was processed in X/XXXX but borrower was able to replace the payment. Borrower called in X/XX/XX indicating impacted by XXXX; high risk of getting sick and would like to stay home and not be outside. A deferral was approved for X payments; processed in X/XXXX - X/XXXX. Borrower called in on X/XX/XX requesting additional XXXX assistance and was advised no retention options available. NSF was processed on X/XX/XX. Borrower stated on X/X/XX that there was an error with her bank and requested assistance. Repayment plan was sent on X/X/XX. Escrow analysis was sent on X/XX/XX. Borrower called in on X/XXXX to go over escrow analysis and the verbal repayment plan. Last contact was in X/XXXX, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: XXXX - high risk.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433242370	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone and also set up ACH payments. The notes reflect a modification completed in X/XXXX after having completed a trial period plan. The modification brought the loan current but does not appear to have changed the monthly payment. The borrower began calling to request workout assistance in X/XXXX due to being impacted by the XXXX XXXX and was offered a forbearance plan. The loan is now current after the modification and the borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being impacted by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583665	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggled to make payments on the loan and were approved for a X month trial plan effective X/X/XX. Trial plan was deleted on X/XX/XX due to no acceptable payment or acceptance received day XX of the trial plan letter. Borrower called in X/XXXX for payment inquiry, not interested in loss mit and declined all retention offers. RFD due to curtailment of income and excessive obligations. Demand letter was sent in X/XXXX; borrower called in on X/XX/XX to make a payment. Borrowers have been impacted by the XXXX and were granted a X payment deferral in X/XXXX. Borrower stated in X/XXXX (last contact) that her husband was laid off due to XXXX and will not be working again the next year. Loan has remained current since XX/XXXX. XX day grace period letter was sent on X/XX/XX.

REASON FOR DEFAULT: Co-borrower was laid off due to XXXX, curtailment of income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432584793	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on an active unemployment forbearance plan in X/XXXX. Borrower had applied for disability income in X/XXXX, and borrower applied for a plan extension in X/XXXX. Servicer approved the extension that month. Borrower was approved for disability income in X/XXXX, and servicer approved a trial mod plan that month. Borrower had questions about the mod term and rate in X/XXXX, and made a trial payment. Borrower verified the plan status in X/XXXX, and the modification was completed in X/XXXX. borrower made a phone payment in X/XXXX and set up auto-draft payments. No further contact. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment due to health issues

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584238	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, set up for forbearance plan as of XX/XX/XXXX, signed forbearance agreement received from borrower as of XX/XX/XXXX. Plan was extended multiple times, most recently in XX/XXXX as extension letter was sent on XX/XX/XXXX. Borrower requested further assistance as of XX/XX/XXXX, was advised to send in loss mit package. Plan noted as completed as of XX/XX/XXXX. Borrower stated on XX/XX/XXXX that they didn't want forbearance anymore and would start making payments online, no other details provided. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred balance of $XX,XXX, no other details provided. Last contact on XX/XX/XXXX, borrower wife called to state they have Homeowner's Insurance, was advised that Servicer has received updated insurance information.

REASON FOR DEFAULT: Reduced hours due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243641	XXXX 24M PHCH	5/2/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed BKXX in XXXX, case was discharged in X/XXXX. Borrower contact servicer in X/XXXX, coborrower had been laid off but borrower still working. Borrower granted deferrals in XXXX, XXXX and XXXX XXXX. Otherwise the loan has been current for the past XX months.

REASON FOR DEFAULT: Co borrower unemployed

FORECLOSURE: No FC activity

BANKRUPTCY: BKXX filed in XXXX, exact filing date not known. BK plan completed and discharged X/XX/XXXX. Prior BKXX from XXXX, outcome unknown.

PROPERTY: Borrower verified owner occupied.

432583222	XXXX 24M PHCH	6/1/2021	5/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a billing statement replacement. No further contact and the loan has remained current since that time. The borrower called in XX/XXXX due to being impacted by the XXXX XXXX but declined assistance options saying they are still able to pay. The borrower appears to be cooperative during noted conversations. The notes also reflect a payment dispute in X/XXXX regarding a payment paid to the previous servicer. Unable to find confirmation that it was resolved. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XXXX XXXX and having to quarantine. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243122	XXXX 24M PHCH	5/1/2021	4/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed a prior CHXX BK X/XX/XXXX with conversion to CHX and discharge XX/XX/XXXX. No reason was provided for the BK filing. She received a X month XXXX deferral X/X/XXXX - X/X/XXXX during the BK. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding possible need for additional assistance. Loan has been paid as agreed since X/XXXX and is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX, converted to CHX and discharged in XXXX. Unable to verify if Reaffirmation was executed

PROPERTY: Property is owner occupied with no issues noted.

433244502	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive applied as principal curtailment payment iao $XK on XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to verify receipt of her payment she mailed for two months, was advised that it wasn't received as of yet and to call back in XX days if not activity noted on account.

REASON FOR DEFAULT: Borrower employment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432583134	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to get the full reinstatement. The borrower reinstated the loan that month. The loan has had brief periods of delinquency since that time and no further contact with the borrower. The borrower appears to be cooperative during noted conversations and usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432582996	XXXX 24M PHCH	7/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to make a payment over the phone. The payment paid the loan ahead due to a three month deferral that was also processed that same month. The borrower has not been responsive to attempts to contact since that time. The loan is current but has had brief periods of delinquency during the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX. Also noted in XX/XXXX as due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243276	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact made X/X/XXXX when borrower stated he would call back after work and refused conversation. Unknown if borrower has since made contact. Loss Mit work out assistance was offered X/XXXX but borrower refused and made X payments to bring account current at that time.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition are unknown.
433242401	XXXX 24M PHCH	5/1/2021	4/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX and requested website password assistance. Borrower made a phone payment in X/XXXX, then paid through the website over the next several months. Borrower made a phone payment in X/XXXX, and requested a XXXX statement. Borrower reported a XXXX hardship through the website in X/XXXX, and servicer approved a fresh start FB plan. Borrower asked about the plan balloon payment in X/XXXX, and requested additional assistance in X/XXXX. Borrower asked about a mod option in X/XXXX and in X/XXXX, and servicer offered a modification in X/XXXX. Modification was completed in XX/XXXX. Borrower made a phone payment in XX/XXXX, and gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: XXXX impact, spouse not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582610	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment XXXX XXXX due to income curtailment, borrower reinstated XXXX XXXX. XXXX XXXX default was due to excessive obligations after family members moved in, deferment requested XX/XX/XXXX. Forbearance approved through XXXX XXXX and loan was fully reinstated at expiration, last contact XX/XX/XXXX for payment.

REASON FOR DEFAULT: XXXX income curtailment and excessive obligations.

FORECLOSURE: No evidence of FC found in comments.

BANKRUPTCY: No evidence of BK found in comments.

PROPERTY: No evidence of property issues found in comments. Owner occupied per notes on XX/XX/XXXX.

433244106	XXXX 24M PHCH	6/1/2021	5/5/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX, borrower is a XXXX XXXX and his customer businesses were closed. Borrower indicated he would continue to make partial payments as able and only needed X-of-X approved deferrals. Timely regular payments resumed in XXXX XXXX, last contact X/XX/XXXX to discuss second lien account.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433242829	XXXX 24M PHCH	5/24/2021	4/24/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to request the address to send the deferral agreement back. The notes show the deferral was completed in X/XXXX deferring three payments. The loan has had brief periods of delinquency since that time. The borrower began requesting assistance in XX/XXXX but the borrower has not been responsive to attempts to contact after the deferral. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and interruption to work due to being hospitalized. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584308	XXXX 24M PHCH Gap	5/1/2021	3/26/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Reinstatement discussed with 3rd party (spouse) X/XX/XXXX. 3rd party stated family illness; has been off from work. 3rd party called to schedule payment X/XX/XXXX and X/X/XXXX. Reinstatement confirmed XX/XX/XXXX. Borrower stated X/X/XXXX can make X payments. Borrower stated X/XX/XXXX unemployed since XXXX; special FB offered; terms not provided. Servicer confirmed account reinstated X/XX/XXXX. Borrower rejected XXXX trial payments X/XX/XXXX. Last contact X/X/XXXX borrower called to confirm payment.

REASON FOR DEFAULT: Family illness. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.

432582823	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was current until X/XXXX when borrower reached out online for XXXX relief. No RFD given, X month deferral was granted to X/X/XXXX, all done online except follow up call on X/XX/XXXX. Then borrower current a few months, missed X/XXXX payment which was paid in XX/XXXX, RFD unemployment. Loan has been current since then.

REASON FOR DEFAULT: Unemployed

FORECLOSURE: No FC activity

BANKRUPTCY: Comments state this is a discharged BKX, not reaffirmed, no filing date or case number included.

PROPERTY: Owner occupied

432582450	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD pay check late. X/X/XXXX RFD was unemployment and then illness as of X/XX/XXXX. X/X/XXXX, which was the last contact, borrower unemployed and not getting government assistance for XXXX. Deferral done.

REASON FOR DEFAULT: Borrower unemployed due to XXXX as of X/XXXX, unable to determine if borrower is back to work, as this was the last contact.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584310	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved and set up for forbearance as of XX/XX/XXXX, plan completed as of XX/XX/XXXX, expiration letter sent as of XX/XX/XXXX. Borrower inquired about mod review in XX/XXXX, was notified of process as of XX/XX/XXXX, approved for trial mod per prior Servicer as of XX/XX/XXXX, borrower stated they were not interested in loan mod as of XX/XX/XXXX, no other details provided. Borrower was approved for X month deferral as of XX/XX/XXXX, no other details provided. Multiple prior Servicer mods noted on XX/XX/XXXX with most recent mod effective date of XX/XX/XXXX and deferred balance of $X,XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower husband inquired about changing ACH date to due date, was advised that it was already set up for due date.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433243846	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/XX/XXXX. Borrower on fixed income. Borrower was rolling XX days at that time and servicer had sent demand letter. X/XX/XXXX borrower called to change date payment was being auto drafted. This was also the last contact with the borrower.

REASON FOR DEFAULT: Borrower is on a fixed income.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243883	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433244412	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX due to work furlough. X-month forbearance approved, timely payments resumed in XXXX XXXX with no further contact since X/XX/XXXX confirmation of ACH setup for XXth of each month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432585084	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Unauthorized 3rd party inquired about purchasing property X/XX/XXXX. Borrower inquired about payment change XX/XX/XXXX. Borrower called to make payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is a second home. XXXX disaster area noted X/X/XXXX. No property damage noted.

432583155	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, waiting for disability, can not work. RFD on X/XX/XXXX was illness in family. Borrower has provided the same RFD for the last XX months, all appear to relate to husband unable to work due to open heart surgery and delay in receiving disability. Borrower has declined all loss mitigation offers and once disability started has worked to bring loan current. Last contact X/X/XXXX, making payment .

REASON FOR DEFAULT: Illness in family, resulting in change in income due to disability.

FORECLOSURE: Foreclosure review that was placed on hold due to service transfer. Loan never referred.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433242272	XXXX 24M PHCH	6/1/2021	5/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and declined auto-draft payments. Borrower mailed the payment in X/XXXX, and made phone payments between XX/XXXX and X/XXXX. Borrower's bank account was frozen in X/XXXX. Borrower requested XXXX assistance in X/XXXX, and servicer approved a X-month deferral beginning that month. Only two months were deferred, as borrower continued to send in payments. Servicer approved borrower for another X-month deferral in X/XXXX, but borrower declined the offer in X/XXXX. Borrower made phone payments in XX/XXXX and in XX/XXXX. Co-borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX.

REASON FOR DEFAULT: Identity theft, XXXX Impact-borrower not working, borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584180	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested to cancel ACH because she was set up with her bank and didn't want to cause a double draft.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior BKXX noted as of XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Property noted as located in XXXX disaster area as designated by XXXX as of XX/XX/XXXX, no property damage noted. No other property issues noted.

433243715	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called for update on work out assistance package. Servicer advised of complete package and how to check status on website and app. Verified monthly income was noted in comments on X/X/XXXX as $X,XXX. Loss Mit work out started X/XXXX and appears to still be in process. Prior work out assistance was closed in XX/XXXX due to application inactivity. Borrower received previous work out assistance via a X month deferment starting X/XXXX due to XXXX XXXX.

REASON FOR DEFAULT: RFD was noted in X/XXXX as payment is becoming unaffordable with ARM adjustment effective X/X/XXXX. Prior RFD was noted on X/X/XXXX as job impact due to XXXX. the specific effect on job is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated property occupancy as owner occupied. The property condition was not provided in comments.
432583120	XXXX 24M PHCH	6/1/2021	5/18/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The loan has remained current since that time and no further contact with the borrower. The borrower appears to be cooperative and often pays using the servicer's website. The borrower indicated in X/XXXX that she was not interested in assistance options. The loan is current but has had brief periods of default in the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to forgetting to make the payment. Was also noted as due to an employment transfer in X/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583086	XXXX 24M PHCH	6/1/2021	5/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to see if could cancel the scheduled ACH payment and was advised it already processed.. The borrower said it would be returned and would schedule a replacement after it returns. The notes and payment history show the returned payment and the borrower made up the payment the next day as promised. The borrower appears to be cooperative during noted conversations. The loan is current aside from a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583587	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The notes reflect offers for repayment plans in the past but no confirmation that they were approved or accepted by the borrower. The borrower often makes payments via the website or by phone when contacted. The loan is now current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to medical bills and family illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585045	XXXX 24M PHCH Gap	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency and makes payments through IVR, no direct contact or hardship is noted in last X years. Account is XXXX in the last XX months, most recent reinstatement in XXXX XXXX.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property is owner occupied, no property issues noted.
433243974	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, stated would not make XXXX payment as had to pay other bills. Borrower is on a fixed income. Most contact has been with authorized 3rd party. Borrower was not able to bring loan current and FB plan payments were too high. Deferral was done to bring the loan current. XX/X/XXXX further discussions about options and possible other assistance. 3rd party having difficulty understanding the total amount owing and why. Also negotiations are XXXXered as not interested in handling anything on line.

REASON FOR DEFAULT: Borrower is on a fixed income.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

432584281	XXXX 24M PHCH	6/1/2021	4/27/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, signed final mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, borrower was already in process of trial mod, no loss mit related to XXXX noted. Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why payment wasn't lowered yet, was advised escrow analysis request will be submitted and would take X-X business days, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX and loan transfer.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433244056	XXXX 24M PHCH	4/1/2021	3/17/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request payment assistance due to being impacted by XXXX and just starting a new job. The loan is delinquent but was offered a verbal repayment plan to bring the loan account current and the borrower accepted. The terms of the repayment plan were not noted. make a payment over the phone. The borrower has been in frequent contact and appears to be cooperative. The borrower began requesting workout assistance in X/XXXX due to impact to XXXX and was approved for one month deferrals completed in X/XXXX, X/XXXX, and X/XXXX. The loan is delinquent but active loss mitigation workout activity is in progress with the repayment plan.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness from impact to XXXX. Was also due to job loss in X/XXXX. Hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583666	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan; stated on X/XX/XX that he had been unemployed for over a year with no income coming in. X month unemployment FB was approved effective X/X/XX. FB plan was completed inXX/XXXX but did not bring the loan current. Borrower called in on XX/X/XX stating that he did not agree that the loan was in default and was advised that the loan was past due X payments and went past due at the beginning of X/XXXX. Borrower stated on XX/XX/XX that the unemployment plan offered had not been beneficial and time consuming; advised on X/X/XX that he was receiving disability but would be ending in a few months. Loss mit review was initiated but workout was closed in X/XXXX due to no retention documents received. XXXX impact was discussed in X/XXXX; unemployed due to XXXX. Loan was deferred X payments in X/XXXX. Borrower stated in X/XXXX that he was still out of work due to XXXX and requested FB extension; was advised to visit the website and apply for the extension. Borrower stated in X/XXXX that he did not want to fill out the application and was offered a X payment plan. Loan was brought current in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Unemployment, disability.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. The borrower called in XX/XXXX concerned about an appraisal he saw that was done on the property, did not agree that the report stated there was deterioration on the outside of the home. The borrower was advised that the report did not state there were repairs/deterioration on the home, it was just information listed for the appraiser to fill out in the event that there was, and he is welcome to obtain a private appraisal on the home. Property verified as owner occupied in X/XXXX.

433242934	XXXX 24M PHCH	5/1/2021	3/24/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Assistance review decision notices sent on XX/XX/XXXX and XX/XX/XXXX, start date of review for assistance not provided, decision and reason for decision not provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment to reinstate loan.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Multiple pre-FC letters sent to borrower, most recently on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242290	XXXX 24M PHCH	4/1/2021	3/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to delete a previously scheduled phone payment that was set up on X/XX/XXXX. The borrower appears to be cooperative during noted conversations. The loan is delinquent and has had periods of delinquency in the past XX months but no recent discussions about workout options or about the borrower's RFD. The loan was modified in X/XXXX but has rolled delinquent multiple times since then. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583519	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD home repairs and father had been ill. X/XX/XXXX borrower stated funds had been stolen from bank account and working to resolve. Last contact, other than making payments was X/X/XXXX. RFD was home repairs and other bills. Borrower has had the same RFD for the last XX months. Stays in contact with the servicer, keeps promises.

REASON FOR DEFAULT: Borrower is over extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582854	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts made. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583298	XXXX 24M PHCH Gap	6/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower reported a XXXX impact through the website, and was approved for a X month deferral beginning with the X/X/XXXX payments. Minimal contact with the borrower as they are unresponsive to contact attempts, despite monthly dialer attempts.

REASON FOR DEFAULT: XXXX impact

FORECLOSURE: No active foreclosure found

BANKRUPTCY: No active bankruptcy found

PROPERTY: Non-owner occupied
433242649	XXXX 24M PHCH	5/1/2021	4/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history starts in XX/XXXX, loan current in prior months of review period. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding late fee on account, late fee was waived for borrower.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242573	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and scheduled three months of payments in X/XXXX. Borrower asked servicer to remove co-borrower name from an escrow check in X/XXXX, but servicer declined without a quick claim deed or a refinance. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a three-month deferral beginning that month. Borrower made a phone payment in X/XXXX; no further contact. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: XXXX impact, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432584940	XXXX 24M PHCH Gap	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: NSF was processed in X/XXXX. Borrower stated on X/XX/XX RFD is due to excessive obligations and illness. Demand letter was sent on X/XX/XX and X/XXXX. A X month trial plan was approved in X/XXXX effective X/X/XX. Broken trial plan in XX/XXXX; workout removed and foreclosure initiated. Borrower stated on XX/XX/XX that he had medical issues at the beginning of XXXX and was out of work due to his procedure. Borrower entered into another X month trial plan effective X/X/XX, completed the plan and received approval for a mod effective X/X/XX. Account is XXXX in the last XX months due to ongoing medical issues. Borrower did not keep promise to pay in XXXX XXXX but cured arrears XXXX XXXX, last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness - out of work the beginning of the year due to procedure, increase in medical bills.

FORECLOSURE: File appears to have been referred to FC on XX/XX/XXXX. FC file was closed in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

432585454	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent through XXXX, hardship due to divorce. Coborrower remains in home but primary borrower provided income documents for loss mitigation review. Mod was denied XXXX XXXX and XXXX XXXX for insufficient income. Special forbearance approved XXXX XXXX with $X due for X months to allow primary borrower time to recover from surgery and return to work. Account reinstated XXXX XXXX, coborrower advised she is not impacted by XXXX. Account is XXXX in the last XX months, reinstated XXXX XXXX with no new hardship provided. Last borrower contact X/XX/XXXX welcome call.

REASON FOR DEFAULT: Divorce, income curtailment, primary borrower surgery.

FORECLOSURE: No recent FC activity found. However, loan was on prior FC referral hold X/XXXX due to XXXX regulations. FC hold closed X/XXXX after loan was reinstated.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied.

432584240	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted mod application and loan reviewed for mod in XX/XXXX, denied as of XX/XX/XXXX due insufficient payment reduction. Borrower noted as impacted by XXXX in XX/XXXX, forbearance plan set up as of XX/XX/XXXX, approved for trial mod as of XX/XX/XXXX. Borrower elected to proceed with trial mod but not XXXX forbearance as of XX/XX/XXXX. Forbearance plan noted as completed as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, singed final mod received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX with deferred balance of $XX,XXX. Multiple prior Servicer mods noted on XX/XX/XXXX, most recent mod had effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment.

REASON FOR DEFAULT: Borrower unemployment and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, roof damage, loss date not provided, loss draft amount not provided, unable to determine if repairs were monitored or status of repairs, no other details provided. No other property issues noted.

433245022	XXXX 24M PHCH	5/25/2021	4/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone but was unable to do so due to recent NSF. Said would pay via XXXX and updated ACH info. The borrower has submitted multiple disputes throughout the past XX months regarding credit reporting and complaints about the amount owed. No servicing errors were identified. The notes and pay history also reflect deferrals completed in X/XXXX and X/XXXX deferring a total of X payments. The loan has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX XXXX and temporary unemployment. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432585538	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower in X/XXXX indicated they are not interested in loss mit options. Servicer offered a pre-approved MOD on XX/XX/XXXX which was declined by borrower. Servicer offered another pre-approved MOD on X/XX/XXXX. STIP plan rant from X/XXXX to X/XXXX, plan was completed and loan modified in X/XXXX; due date rolled from X/XXXX to X/XXXX. Last contact XX/XX/XXXX borrower and servicer went over then payment is due and grace period.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432583891	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower in regard to the missing documents for a possible Mod. The borrower was impacted by XXXX due to reduction of income. The borrower was placed in Forbearance and paid extra to bring the loan current in XX/XXXX. Co-borrower noted as being deceased in X/XXXX notes.

REASON FOR DEFAULT: The reason for default was reduction of income.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432582767	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Missing notes prior to XX/XXXX. Borrower made a double phone payment in X/XXXX, and continued with double payments over the next two months. No contact again until X/XXXX, when borrower asked about a servicer phone call with no message left; servicer had not made a dialer call that day. Borrower gave a promise to pay online in XX/XXXX. No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

432585526	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last Contact XX/XX/XXXX with the borrower asking questions with the details of the Mod. The borrower was approved for a Mod with was processed XX/XXXX. The loan was in foreclosure that was dismissed upon completion of the Mod. There is a second lien iao $XXX,XXX. The reason for default was excessive obligations.

REASON FOR DEFAULT: The reason for default was excessive obligations

FORCLOSURE: The foreclosure was in process that was dismissed upon completion of the Mod.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

432585478	XXXX 24M PHCH Gap	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/X/XXXX denial of workout; details not provided. Borrower called to make payment X/XX/XXXX. Servicer notes X/X/XXXX unable to afford modified payments. Borrower inquired about partial refund X/X/XXXX; escalated call inquiring why not applied to payment. Servicer advised payment reversed to apply to P&I X/X/XXXX. Servicer confirmed payment applied X/X/XXXX. Welcome call completed X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. XXXX disaster area noted X/XX/XXXX. No property damage noted.

432583161	XXXX 24M PHCH	6/1/2021	5/11/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower, was advised of the amount due and the customer said is paid up on that and disconnected. The borrower does not appear to be cooperative and often disconnects calls. The borrower has been offered workout options but has declined assistance. The loan is now current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being on a fixed income and excessive obligations. Also due to borrower illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583509	XXXX 24M PHCH	5/1/2021	5/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to make a payment over the phone. The borrower appears to be cooperative and often makes payments by phone or via the servicer's website. The borrower was reviewed for a modification in X/XXXX but was determined to be ineligible. The loan is current but has periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a previously discharged chapter X bankruptcy. Unable to determine the case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583306	XXXX 24M PHCH	6/1/2021	5/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, husband in accident and in hospital. X/XX/XXXX, which was last contact, borrower called questioning due date. RFD was excessive obligations. Borrower to review records. Borrower unresponsive to most collection efforts.

REASON FOR DEFAULT: RFD continues to be excessive obligations. Does not appear borrower has recovered from RFD in X/XXXX of husband in accident and in hospital.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585401	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX and in X/XXXX. Servicer solicited a three-month trial mod plan in XX/XXXX, which borrower accepted. Borrower called about an insurance premium payment in XX/XXXX; account was not escrowed, but borrower requested the escrow line addition to the account, and asked servicer to pay the premium. A third borrower signed the mortgage documents but did not reside in the property; in X/XXXX, servicer required the third borrower to sign the mod documents. Co-borrower declined the modification and submitted partial reinstatement funds in X/XXXX. Borrower made a phone payment in X/XXXX, and switched insurance carriers in XX/XXXX. Loan transferred servicing in X/XXXX. Co-borrower asked about tax payments in X/XXXX. No further contact.

REASON FOR DEFAULT: Co-borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged chapter X, details were not provided

PROPERTY: Owner occupied
433243378	XXXX 24M PHCH	6/1/2021	4/29/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts through X/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433243713	XXXX 24M PHCH	4/4/2021	3/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Comments from the borrower indicate the property is tenant occupied, possibly by his brother-in-law. Servicer has made numerous dialer attempts over the last X years to contact the borrower. Last contact X/XX/XXXX regarding payment. Loan has been XX+ days delinquent in the last XX months and is presently delinquent.

REASON FOR DEFAULT: Tenant late pay

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is tenant occupied per comments made by borrower. No issues noted.

TITLE: Comments X/XXXX from co-borrower indicate possible sale to her brother. No further info provided. Current title report shows title is still vested to borrower.

432584027	XXXX 24M PHCH	6/1/2021	5/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Welcome email was sent on XX/XX/XX. Minimal contact is noted; borrower called to make a payment and check the status of the loan, also requested to update the mailing address. Loan is current.

REASON FOR DEFAULT: Holidays.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown. Borrower's mailing address is XXXX

432584363	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX and deferred principal of $X,XXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he did not receive payoff statement and requested a new one, new payoff statement was faxed to borrower on XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433242064	XXXX 24M PHCH	5/1/2021	4/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment. Borrower refused to provide reason for recent NSF payment. Borrower previously set up X payments on X/X/XXXX for X/X/XXXX, X/XX/XXXX and X/XX/XXXX and wasn't interested in mortgage assistance. Loss Mit work out was prior discussed on X/XX/XXXX. At that time borrower stated would consider options. Borrower previously accepted X month payment deferment for XXXX assistance in X/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as unemployment benefits were cut and not enough funds to make mortgage payment that month. Borrower employment was effected by XXXX XXXX. It is unclear if borrower has since returned to work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was owner occupied. Property condition is unknown.
433243590	XXXX 24M PHCH	5/1/2021	4/26/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower X/X/XXXX, making payment. X/XX/XXXX, RFD was car repairs. Last contact with the borrower was X/X/XXXX promising to call back to set up payment, which was kept, no RFD. Borrower unresponsive to most collection efforts, but when contact is made will make commitment and promises are kept.

REASON FOR DEFAULT: Only RFD was X/XX/XXXX, which was car repairs. It would appear that the borrower is over extended.

FORECLOSURE: Loan has been on the verge of being referred to foreclosure multiple times, but borrower has made payments.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584203	XXXX 24M PHCH Gap	6/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX+ delinquent from XXXX XXXX until cured XXXX XXXX with little borrower contact due to prior discharge. Borrower requested mod XXXX XXXX but did not complete an application, called in XXXX about arrears and kept promise to reinstate X payments in XXXX XXXX, no hardship provided. Account remains current last X months, last contact X/XX/XXXX inquiry about escrow increase.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to XXXX XXXX, case details unknown.

PROPERTY: Property is owner occupied. Borrower inquired about claim process X/XX/XXXX for wind damage that occurred on X/XX/XXXX. Funds released iao $XXXX XX/XX/XXXX, claim non-monitored. Additional funds iao $XXXX.XX authorized for payment direct to borrower from insurer on X/X/XXXX. No evidence if repairs have been completed.

432583589	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that she would make the payment at the branch and RFD was due to being out on disability and back to work. Borrower has been advised of loss mit but not interested. XXXX impact was discussed in X/XXXX, borrower stated that she was unemployed due to the XXXX and would call back on X/XX/XX for XXXX's payment. Last contact was in X/XXXX, borrower called for payment/fee inquiry and was advised that as of X/XX/XX $XXX was paid directly to late fee charge. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Unemployment due to XXXX, curtailment of income and illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

432583823	XXXX 24M PHCH	6/1/2021	5/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said they no longer needed payment assistance and agreed to set up a payment by phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting payment assistance in X/XXXX due to XXXX impact and was approved for a X month deferral. The borrower's hardship extended through XX/XXXX when the borrower confirmed was still impacted. The loan is now current with periods of delinquency in the past XX months. No further indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment caused by the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583226	XXXX 24M PHCH	5/1/2021	4/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had brief periods of delinquency in the last XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431550717	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The payment was then reversed the next month due to pending modification after having successfully completed a trial period plan. The borrower began requesting assistance in X/XXXX due to the XXXX XXXX. The notes show the modification was approved in XX/XXXX but was never signed and returned. The borrower has not been responsive to attempts to contact since that time. The loan then fully reinstated in X/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
433243344	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made phone payments in X/XXXX, X/XXXX and in X/XXXX. Sporadic phone payments continued, in X/XXXX and in X/XXXX. Borrower reported a XXXX impact through the website in X/XXXX, and servicer granted a X-month deferral beginning that month. Borrower requested flood insurance information in X/XXXX, and requested a XXXX statement in X/XXXX. Last contact was in X/XXXX when borrower requested a copy of a XXXX modification.

REASON FOR DEFAULT: XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582220	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a refund for double payment per notes on XX/XX/XXXX. Servicer advised that the borrower would need to request in writing. Per notes on XX/XX/XXXX, part of the extra money was applied to escrow and the rest of the money was placed into suspense. Borrower sent in the rest of the X/XXXX payment but it was applied incorrectly, and payments had to be reapplied in XX/XXXX. Last contact on XX/XX/XXXX, borrower mentioned subject in need of roof and siding.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: Notes on XX/XX/XXXX mention repairs, but details not noted. Co-borrower stated on X/XX/XXXX, that the home needed a new roof and siding. Current condition of the subject is unknown. Owner occupied per data tape.

433243025	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advised she sent a payment to cover two months. No further contact since that time and the borrower has not been responsive to attempts made. The borrower was offered a repayment plan in X/XXXX but declined assistance. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to medical issues. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432583246	XXXX 24M PHCH	6/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD, child support held because of government shutdown. X/XX/XXXX RFD was robbed on vacation. X/XX/XXXX RFD was tree fell on home, but no insurance claim. XX/X/XXXX RFD was illness. XX/XX/XXXX, on disability due to injury at work. X/X/XXXX borrower trying to make payment with debit card and RFD was unemployment. X/XX/XXXX RFD was in hospital, which was the last contact other than making payments.

REASON FOR DEFAULT: Borrower has used multiple RFDs over the last XX months. It would appear that borrower is overextended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432582550	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact XX/X/XXXX, RFD death in family. Last contact was XX/XX/XXXX and RFD was the holidays.

REASON FOR DEFAULT: Very little contact with borrower, would appear borrower is over-extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432585241	XXXX 24M PHCH	7/1/2021	5/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX, and declined payment assistance. Borrower gave a promise to pay in X/XXXX, and requested payment assistance. Servicer solicited a trial mod plan in X/XXXX. ,Borrower accepted that month, and scheduled the plan payments. Borrower confirmed receipt of the final payment in X/XXXX; no further contact with borrower. The modification was completed in X/XXXX, and the loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Excessive obligations (medical bills), borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433244871	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts and voicemail messages.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432582386	XXXX 24M PHCH	6/1/2021	5/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, picking up paycheck that day and would call back and set up payment. RFD on X/X/XXXX unemployed and waiting for benefits. X/X/XXXX borrower inquired about XXXX assistance. Deferral approved. XX/X/XXXX borrower asked about additional assistance, advised of documents needed. Does not appear that borrower ever submitted a loss mitigation package.

REASON FOR DEFAULT: Borrower unemployed as of X/X/XXXX, working as of XX/X/XXXX, but only part time.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432584521	XXXX 24M PHCH	6/1/2021	5/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and made a promise to pay in X/XXXX. Borrower completed a verbal financial review in X/XXXX, and confirmed he was back to work; borrower also submitted documentation for a loss mit review. Servicer approved a X-month trial mod plan in X/XXXX, and borrower made the first and second trial payments in X/XXXX. The final two trial payments were made by phone in X/XXXX and in X/XXXX. No further contact. Modification was completed in X/XXXX. Loan transferred servicing in X/XXXX.

REASON FOR DEFAULT: Income curtailment due to unemployment,maritall difficulties; co-borrower is disabled and receives SSI

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Title policy was sent to the insurer in X/XXXX to remove the senior lien and make a correction (not specified) to the deed information; unable to determine whether issue was resolved.
432582602	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Servicer has consistently attempted to contact borrower with no success. The last attempt to contact borrower was on XX/X/XXXX. No recent attempts made because borrower has been current with on time payments posted since last attempt.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Comments on X/X/XXXX indicated subject property was located in a XXXX declared disaster area due to NJ storms. Comments did not indicate subject property was affected by the storms.
432582064	XXXX 24M PHCH	5/1/2021	4/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested late fees be waived due to XXXX on XX/XX/XXXX; servicer declined stating that fees were assessed for late payments prior to XXXX. Assistance requested in XX/XXXX; deferment granted. Last contact on XX/XX/XXXX, payment made via phone. Borrower also wanted to know if they could make a payment on the website. Servicer provided information to set-up web account. All payments made via website since.

REASON FOR DEFAULT: Per notes on XX/XX/XXXX, work impacted by XXXX; specific details not provided. RFD per notes on XX/XX/XXXX, waiting on clients to pay.

FORECLOSURE: No evidence of FC in comments.

BANKRUPTCY: No evidence of BK in comments.

PROPERTY: No evidence of property issues in comments. Owner occupied per notes on XX/XX/XXXX.
433245045	XXXX 24M PHCH	5/4/2021	4/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to give verbal authorization to speak with a finance company agent for one day only. No record of contact after that time from that agent but there have been recent requests for payoff quotes. The notes show the borrower usually makes payments via bill pay. The borrower appears to be cooperative. A three month deferral was completed in X/XXXX. The loan is current but had a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being on disability and fixed income. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432584272	XXXX 24M PHCH	6/1/2021	5/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior Servicer mod noted on XX/XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, borrower inquired about loss mit options as of XX/XX/XXXX, was approved for XXXX forbearance as of XX/XX/XXXX, forbearance extended as of XX/XX/XXXX, forbearance expiration letter sent on XX/XX/XXXX, borrower stated they no longer needed assistance as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled a payment and stated they could resume payments and sustain them.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433241965	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired X/XX/XXXX if payment was made; advised returned NSF. Borrower indicated X/X/XXXX impacted by XXXX; not working. Servicer notes payment deferral completed X/XX/XXXX, X/XX/XXXX and X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.

432584015	XXXX 24M PHCH	4/1/2021	3/30/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments on the loan. Borrower scheduled a payment in X/XXXX indicating RFD due to curtailment of income and intent is to retain the property. Borrower has been advised of loss mit, loss mit letters have also been sent. Last contact was in X/XXXX, borrower called for payment/fee inquiry and requested for the escrow payment of $XXX to be applied towards the late fee. Loan is currently delinquent, last payment was received in X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property was reported vacant/secured on X/X/XXXX. The borrower stated on X/XX/XX that the house is being cared for and that the home is not vacant and a bug bomb was just set off in the home. Property still noted as vacant/secured in X/XXXX, personals visible, electric meter removed, tall grass and trees and shrubs touching the house.

432583566	XXXX 24M PHCH Gap	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency in XXXX. Borrower inquired about a repay plan X/XX/XXXX but reinstated XXXX XXXX and paid timely until missed payment XXXX XXXX. Borrower advised X/XX/XXXX that spouse was laid off but assistance was not needed. Account reinstated XXXX XXXX and remains current with no further contact.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to review period, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

432583778	XXXX 24M PHCH	6/1/2021	5/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, making payment and RFD of curtailment of income, no details. X/XX/XXXX RFD was off work due to XXXX. Last contact other than making payments was X/XX/XXXX, RFD was off work due to XXXX and assisted daughter with bills. Borrower appears to struggle to make payments, but keeps commitments. No loss mitigation has ever been discussed.

REASON FOR DEFAULT: Borrower appears to be over extended.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: No evidence of BK

PROPERTY: Hazard claim X/X/XXXX, claim amount of $X,XXX.XX, non monitored claim and funds released to borrower.

433241974	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Demand notices were sent in X/XXXX and X/XXXX. ARM rate/payment change notifications were sent in X/XXXX and X/XXXX. Borrower scheduled a payment in X/XXXX indicating RFD due to curtailment of income. ARM rate/payment change notification was sent in X/XXXX and X/XXXX. Escrow analysis statement was sent on XX/X/XX. Last contact was on XX/XX/XX, borrower called to inquire about grace period, principal balance, payment breakdown and interest paid. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957028	XXXX 24M PHCH	6/1/2021	5/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, borrower had been ill and out of work. XX/XX/XXXX son-in-law that lives with borrower and helps with payment lost job, but now back to work. X/XX/XXXX borrower unemployed. X/X/XXXX reduced income, but wants to keep property. XXXX modification done in X/XXXX. Last contact with borrower was X/X/XXXX going over modification and setting up payment. Borrower not proactive in resolution of delinquency and not responsive to most collection efforts, but when contact made discussed options and if promise made it was kept.

REASON FOR DEFAULT: Borrower affected by XXXX due to unemployment and reduction in income.

FORECLOSURE: Foreclosure referral letter sent X/X/XXXX

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433243610	XXXX 24M PHCH	5/1/2021	4/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower and servicer discussed the NSF payment, borrower set up a X month repayment plan from X/XXXX through XX/XXXX with payments of $X,XXX.XX; plan kept. Co-borrower and servicer agreed to extend repayment plan on XX/XX/XXXX for additional X months; new plan end date X/XXXX. Borrower on X/XX/XXXX called in to confirm payment received, servicer advised yes and that as of X/XX/XXXX auto payments will begin. Borrower on X/XX/XXXX called in to confirm payment was received, servicer advised yes.

REASON FOR DEFAULT: Family illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA
431957539	XXXX 24M PHCH	5/1/2021	3/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: Loan was XX days delinquent in X/XXXX. Borrower was paying sporadically and became more delinquent. No contact with borrower despite efforts. Demand letter sent XX/X/XXXX. Referred to FC XX/XX/XXXX. Borrower submitted an online request for assistance on XX/XX/XXXX. Complete pkg received XX/XX/XXXX, forbearance plan offered. FC put on hold. Borrower made the trial payments and a mod was approved that resulted in the loan being current and due for X/X/XXXX. Mod processed X/X/XXXX. No verbal contact with borrower except X/XX/XXXX to schedule ezpays, no RFD captured. Loan is now current.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to FC XX/XX/XXXX but mod approved and processed to FC will be cancelled.

BANKRUPTCY: No BK activity

PROPERTY: Inspection shows owner occupied.

433242766	XXXX 24M PHCH	4/1/2021	3/25/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: Borrower has paid irregularly for the past XX months, going months between payments. There was a XX month gap with no payments between X/XXXX and X/XXXX. First contact on X/X/XXXX is with UTP, RFD is death of the borrower, date of death unknown and no death cert in the loan file. UTP was advised that there could be no communication unless they had legal probate docs. Demand letter was sent X/XX/XXXX. Loan referred to FC XX/XX//XXXX. Prelim title report revealed cloud, see notes below. Title claim filed and curative letter received from title company. Then BX called in X/XX/XXXX to get reinstatement quote. Reinstatement funds were posted X/XX/XXXX. FC action ended. No payments have been received since.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: Referred to FC XX/XX/XXXX after XXXX restrictions lifted. In X/XXXX break in AOM chain. Title report revealed title issues describe below. Borrower reinstated on X/XX/XXXX

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied

TITLE ISSUE: Two title issues identified: X) Unreleased prior mortgage for $XXK filed in XXXX. Title claim filed XX/XX/XXXX, title company issued a curative letter dated X/XX/XXXX (typo has XXXX); X) Deed in XXXX vested property in the names two parties but there is no deed from one of the parties so her interest hasn't been transferred. Title claim filed by letter dated X/XX/XXXX. Title curative letter from the title company dated X/XX/XXXX explains that their is no vesting issue as the party in question was deceased and ownership had been held by the two parties as joint tenants with rights of survivorship. Letter goes on to say that there has been no known challenge in XX years (state limit is XX years to be declared out of possession) so there is no imminent loss and instructs the claimant to proceed with FC and if any challenge is received then the title company will honor the policy.

431550313	XXXX 24M PHCH	5/1/2021	4/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 3	BORROWER CONTACT: First contact with borrower was X/X/XXXX, via email requesting XXXX assistance and RFD was unemployment. X/X/XXXX borrower asking if they could make short payment. XX/X/XXXX short sale offer received with a net of $XXX,XXX.XX, countered at full payoff. XX/X/XXXX borrower stated RFD was illness. Borrower inquiring about modification. Borrower was then stating unemployed, but never submitted unemployment award letter. Loss mitigation was denied in X/XXXX. Unable to determine source of reinstatement funds. X/XX/XXXX borrower disputing decision on loss mitigation.

REASON FOR DEFAULT: Borrower has furnished two RFDs, unemployment and illness.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

431957458	XXXX 24M PHCH	6/15/2020	2/16/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 3	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask what she needs to do for the modification. The notes show the borrower has been active on a trial modification plan and has recently completed it. Was advised just needs to sign and return the agreement. The notes reflect the signed modification agreement was received on X/X/XXXX and is in the process of being implemented. The next payment due will be X/X/XXXX according to the notes. The borrower appears to be cooperative during noted conversations. Loss mit workout activity is currently pending the completion of the modification.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being on a fixed income and unable to catch up. No recent indication of ongoing hardship.

FORECLOSURE: The loan was referred to foreclosure in XX/XXXX but was placed on hold soon after due to the trial modification plan. The notes do not reflect cancellation of the foreclosure action yet due to the modification is still in progress.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958583	XXXX 24M PHCH	5/1/2021	4/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 3	BORROWER CONTACT: First contact XX/XX/XXXX regarding information required for deferral. No RFD. X/XX/XXXX borrower submitted online request for deferral. RFD was unemployment due to XXXX. X/XX/XXXX borrower still unemployed and was to submit loss mitigation package. XX/XX/XXXX borrower still unemployed, but had not submitted loss mitigation package. X/X/XXXX borrower stated could make payments, but did not want to lose the possibility of loss mitigation options if needed. X/XX/XXXX wanted to remove the possible FB plan and bring the loan current. Unable to determine source of funds.

REASON FOR DEFAULT: Unemployment.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

431958361	XXXX 24M PHCH	4/1/2021	3/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 3	BORROWER CONTACT: Comments begin in X/XXXX with FC referral X/XX/XXXX. No contact with borrower, RFD not known. Borrower submitted online request for assistance, complete package received X/X/XXXX but workout denied. First verbal contact with borrower XX/XX/XXXX, no RFD captured. FB agreement sent and borrower makes X payments through X/XXXX. Mod agreement was approved and mod payments made X/XXXX to XX/XXXX were posted to suspense apparently because no signed mod. Contact on X/XX/XXXX indicates mod agreement had been sent (date of mailing unknown), but borrower hadn't returned it. Final mod wasn't returned signed until X/X/XXXX when next due date was advanced and suspense funds swept X/XX/XXXX. Loan next due X/X/XXXX. No further payments have been made and there has been no further contact with the borrower.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Referred to FC X/XX/XXXX, NOD filed X/XX/XXXX. Loss mit hold X/X/XXXX. Mod completed and FC active ended.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied
431958913	XXXX 24M PHCH	12/15/2019	4/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 3	BORROWER CONTACT: Borrower was rolling XX/XX days delinquent since XXXX. No contact with borrower before demand letter sent X/X/XXXX. Referred to FC XX/XX/XXXX. Borrower called X/X/XXXX, RFD loss of income, workout open but package incomplete as of X/XX/XXXX. Holds delayed FC. Workout completed, forbearance plan approved X/X/XXXX and FC put on FB hold again. Borrower has made four FB payments, still on FB hold.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred to FC XX/XX/XXXX. FC delayed or on hold for various reasons; missing AOM, loss mitigation, XXXX. XXXX hold ended, AOM prepared, put on FB plan. First legal has not yet been filed. FC is currently on FB hold.

BANKRUPTCY: No BK activity

PROPERTY: Owner occupied